As filed with the Securities and Exchange Commission on 12/01/2015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22486

GPS Funds II

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord, CA 94520

(Address of principal executive offices) (Zip code)

Patrick Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2016

Date of reporting period: April 1, 2015 through September 30, 2015

Item 1.	Reports to Stockholders.

GuideMark® Funds

GuidePath® Funds

Investment Advisor

AssetMark, Inc.

SEMI-ANNUAL REPORT

September 30, 2015

GUIDEMARK® LARGE CAP CORE FUND (formerly, GUIDEMARK® LARGE CAP GROWTH FUND)

GUIDEMARK® EMERGING MARKETS FUND (formerly, GUIDEMARK® LARGE CAP VALUE FUND)

GUIDEMARK® SMALL/MID CAP CORE FUND

GUIDEMARK® WORLD EX-US FUND

GUIDEMARK® OPPORTUNISTIC EQUITY FUND

GUIDEMARK® GLOBAL REAL RETURN FUND

GUIDEMARK® CORE FIXED INCOME FUND

GUIDEMARK® TAX-EXEMPT FIXED INCOME FUND

GUIDEMARK® OPPORTUNISTIC FIXED INCOME FUND

GUIDEPATH® STRATEGIC ASSET ALLOCATION FUND

GUIDEPATH® TACTICAL CONSTRAINED® ASSET ALLOCATION FUND

GUIDEPATH® TACTICAL UNCONSTRAINED® ASSET ALLOCATION FUND

GUIDEPATH® ABSOLUTE RETURN ASSET ALLOCATION FUND

GUIDEPATH® MULTI-ASSET INCOME ASSET ALLOCATION FUND

GUIDEPATH® FIXED INCOME ALLOCATION FUND

GUIDEPATH® ALTEGRIS® DIVERSIFIED ALTERNATIVES ALLOCATION FUND

November 25, 2015

Dear Shareholder:

Enclosed is the Semi-Annual Report for the GuideMark® and GuidePath® Funds covering the period from April 1, 2015 to September 30, 2015.

Market Review

Uncertainty and volatility returned to the markets during the summer of 2015 causing investors to seek safer havens. For the six-month period ended September 30, 2015, US stocks fell 6.2%, while international developed and emerging market stocks fell 9.4% and 17.1% respectively.1

China was the first to experience a spike in volatility, as the slowing construction boom and lower demand for commodities raised concerns about China’s ability to bolster global economic growth. Volatility also peaked in Europe with headlines on Greece regarding its debt woes and potential exit from the eurozone serving as the catalyst. In an effort to strengthen its market, the Chinese government devalued its currency in August of 2015, causing a decline in the global stock markets.

As the second largest economy in the world China contributes approximately 15% to global gross domestic product (GDP) and consumes over 50% of the world’s production of industrial metals.2 With many countries exporting their goods to China, especially those in the Asia-Pacific region, any drop in China’s demand for materials can significantly impact other countries’ economies. The Commodities and Natural Resources sectors were hit particularly hard by the slowdown in China, and returned -10.5% and -22.4%, respectively, for the six-month period ending September 30, 2015.3

With fear gripping the markets, investors turned defensive and shifted to government bonds in the third quarter, especially US Treasuries, which saw yields fall with the increased demand. But it wasn’t all smooth sailing in the bond market, as volatility was spurred by uncertainty surrounding whether the Federal Reserve (the Fed) would raise interest rates.

The US bond market returned -0.5% for the six-month period ending September 30, 2015.4 Mortgage-backed securities and Treasuries performed strongest, showing positive returns, while the credit or publically-issued debt markets declined 2.4% for the period.5 International bond markets returned -0.2% for the period, slowed by a drop in the emerging market bond markets during the third quarter, which were weighed down by sluggish economic growth and currency depreciation.6

GuideMark® and GuidePath® Fund Review

The GuideMark® Large Cap Growth, GuideMark® Large Cap Value and GuideMark® World ex-US Funds outperformed their benchmarks over the relevant period due to their emphasis on slower, high-quality growth companies which buoyed the Funds amid market uncertainty.7 In contrast, the exposure to higher-growth companies, including some smaller cap stocks, hindered the performance of the GuideMark® Small / Mid Cap Core and GuideMark® Opportunistic Equity Funds. The GuideMark® Tax-Exempt Fixed Income, GuideMark® Core Fixed Income and GuideMark® Opportunistic Fixed Income Funds maintained a lower exposure to Treasuries in favor of credit, which detracted from returns for all three Funds. A continued overweight exposure to global natural resources was the major driver of poor returns in the GuideMark® Global Real Return Fund.8

The GuidePath® Funds saw mixed performance due to elevated market uncertainty over the relevant period. While most Funds held a lower exposure to equities, biases towards international markets, including sizeable exposure to emerging markets, impeded returns. The GuidePath® Absolute Return Asset Allocation Fund’s sensitivity to stocks was a driver of weaker returns relative to cash, as stocks declined and volatility increased during the period. In the GuidePath® Fixed Income Allocation Fund, emphasis on credit, including high yield or lower-rated bond exposure, led to sluggish returns when compared to the Fund’s benchmark, the Barclays US Aggregate Bond Index. The GuidePath® Altegris® Diversified Alternatives Allocation Fund benefited from exposure to managed futures which tend to exhibit less correlation and positive returns during stock market declines. However, the strategy faced headwinds from the emphasis on credit within its underlying fixed income long/short strategy.

Looking Ahead

Market uncertainty and volatility is part of a normal, functioning market. After four years, the S&P 500® Index corrected by over 10% between May and August, reminding us that markets can shift quickly. Since 1990, the average intra-year decline on the S&P 500 was 13.2%, while the average full-year return was 8.9%.9 With the continued uncertainty around global growth and central bank actions, we will likely see continued market volatility. However, volatility can provide investment opportunities, especially as we see growing gaps in valuations that can highlight areas of interest across the global stock and bond markets.

[1]

Returns for: US stocks are represented by the S&P 500® Index, international developed stocks are represented by the MSCI EAFE Index and emerging market stocks are represented by the MSCI Emerging Markets Index. Source: Morningstar, Inc., as of September 30, 2015.

[2]	Source: J.P. Morgan Asset Management. Guide to the Markets®. 4Q 2015.

[3]

Commodity sector returns are represented by the Bloomberg Commodity Index. Natural Resources sector returns are represented by S&P Global Natural Resources Index. Source: Morningstar Inc., as of September 30, 2015.

[4]	US bond market returns are represented by the Barclays US Aggregate Bond Index. Source: Morningstar, Inc., as of September 30, 2015.

[5]	Credit market returns are represented by the Barclays US Credit Index. Source: Morningstar, Inc., as of September 30, 2015.

[6]	International bond returns are represented by the Barclays Capital Global Aggregate ex-US Index. Source: Morningstar, Inc., as of September 30, 2015.

[7]	Effective October 9, 2015, the GuideMark® Large Cap Growth Fund was renamed the GuideMark® Large Cap Core Fund and the GuideMark® Large Cap Value Fund was renamed the GuideMark® Emerging Markets Fund.

[8]	The GuideMark® Global Real Return Fund (the “Fund”) has been liquidated and terminated and shares of the Fund are no longer available for purchase or exchange.

[9]	Source: J.P. Morgan Asset Management. Guide to the Markets®. 4Q 2015.

At the beginning of October, we restructured four of our equity funds to provide better building blocks for client portfolios. This included a change in subadvisor to Goldman Sachs Asset Management (GSAM). GSAM’s investment approach is designed to control portfolio tracking error, provide a more consistent investment experience and improve risk-adjusted returns.

Please contact your financial advisor to discuss any questions about your investment strategy or changes in your financial goals. We thank you for including the Funds in your portfolio and appreciate the trust you have placed in us.

Sincerely,

Carrie E. Hansen

Trustee, Chairperson and President of the Funds

Important Information

AssetMark, Inc. is an investment advisor registered with the Securities and Exchange Commission. Altegris Advisors, LLC is an affiliate of AssetMark. AssetMark Brokerage™, LLC, a member of the Financial Industry Regulatory Authority, is an affiliate of AssetMark, Inc. and shares its address. ©2015 AssetMark, Inc. All rights reserved.

Mutual funds are sold by prospectus. The prospectus contains information on the investment objectives, risk factors, fees and charges as well as other important information about the product and investment company that should be carefully read and considered before investing. You can obtain a prospectus by contacting your registered representative.

The AssetMark platform provides fee-based investment advisory programs. For more complete information about the various investment solutions available and the fees associated with them, please refer to the Disclosure Brochure.

Investment Terms

Correlation is a statistical measure of the interdependence of two random variables that range in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero and perfect positive correlation at +1.

Gross domestic product (GDP) is the monetary value of all the finished goods and services produced by a country in a given year. GDP is a common method for measuring the size and activity of a country’s economy.

Mortgage-backed security (MBS) is an asset-backed security whose cash flows are secured by a mortgage or collection of mortgages.

Tracking error is a divergence between the price behavior of a position or a portfolio and the price behavior of a benchmark.

Valuation is the process of determining the value of an asset or company.

Volatility is a statistical measure of the dispersion of returns for a given security or market index.

Index Definitions

Barclays Capital Credit Index (formerly Barclays Capital Corporate Index) is composed of all publicly issued, fixed-rate, nonconvertible, and investment-grade corporate debt. Issues are rated at least Baa by Moody’s Investors Service or BBB by Standard & Poor’s, if unrated by Moody’s. Collateralized Mortgage Obligations (CMOs) are not included. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

Barclays Capital Global Aggregate ex-US Bond Index is designed to be a broad-based measure of the global investment-grade, fixed rate, fixed income corporate markets outside the United States.

Barclays US Aggregate Bond Index is a broad-based index that measures the investment-grade, US dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities. All securities contained in the Barclays US Aggregate Bond Index have a minimum term to maturity of one year.

Bloomberg Commodity Index (BCOM) is a broadly diversified commodity price index that is representative of 20 commodities and comprised of 22 exchange-traded futures on physical commodities.

MSCI EAFE (Europe, Australasia, Far East) Index measures the equity market performance of countries considered to represent developed markets, excluding the U.S. and Canada.

MSCI Emerging Markets Index measures the equity market performance of countries considered to represent emerging markets.

S&P 500® Index focuses on the large-cap segment of the US equity market. It includes 500 leading companies in leading industries of the US economy, capturing approximately 75% coverage of US equities.

S&P Global Natural Resources Index includes 90 of the largest publicly-traded companies in natural resources and commodities businesses across three primary commodity-related sectors: agribusiness, energy, and metals & mining that meet specific investability requirements.

FX 2015-1111-0354/E

GuideMark® Large Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2005. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 1000® GROWTH INDEX – The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth rates.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Large Cap Core Fund
Service Shares	2.81%	11.88%	5.09%	3.25%
Institutional Shares	3.40%	N/A	N/A	8.85%
Russell 1000® Growth Index	3.17%	14.47%	8.09%	5.18	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)

The return shown for the Russell 1000® Growth Index is from the inception date of the Service Shares. The Russell 1000® Growth Index return from the inception date of the Institutional Shares is 11.28%.

GuideMark® Large Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2015, the Fund returned -3.90%, outperforming the Russell 1000® Growth Index at -5.18%.

•

Favorable security selection and sector allocation, which is the result of bottom-up stock selection contributed to the relative return for the period. Exposure to higher quality stocks was additive in the latter part of the period as volatility spiked up in August.

•

Security selection in the consumer discretionary, financials, industrials, and health care sectors contributed to the relative return. Auto retailers, Advance Auto Parts, surged higher as consumers are expected to spend more on auto parts as cars age.

•

Although an underweight to the materials, industrials and energy sectors benefited returns, an underweight to the consumer staples sector dampened absolute returns. Consumer Staples stocks rallied as investors sought more defensive sectors.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Apple, Inc.	5.90
2	Google, Inc. – Class C	4.32
3	Amazon.com, Inc.	3.16
4	Oracle Corp.	3.07
5	Microsoft Corp.	2.91
6	Home Depot, Inc.	2.88
7	Facebook, Inc. – Class A	2.67
8	Gilead Sciences, Inc.	2.16
9	Visa, Inc. – Class A	2.06
10	Comcast Corp. – Class A	1.81

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P, and has been licensed for use by U.S. Bancorp Fund Services, LLC.

GuideMark® Emerging Markets Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2005. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 1000® VALUE INDEX – The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Emerging Markets Fund
Service Shares	-2.06%	11.31%	3.38%	3.75%
Institutional Shares	-1.39%	N/A	N/A	9.09%
Russell 1000® Value Index	-4.42%	12.29%	5.71%	5.87	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Russell 1000® Value Index is from the inception date of the Service Shares. The Russell 1000® Value Index return from the inception date of the Institutional Shares is 9.23%.

GuideMark® Emerging Markets Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2015, the Fund returned -7.16%, outperforming the Russell 1000® Value Index at -8.30%.

•	Security selection was a significant contributor to the relative return. Sector positioning, which is the result of bottom-up security selection, was also modestly positive for the period.

•

Security selection within the consumer discretionary sector was additive to returns. Holding cruiseliners, Royal Caribbean Cruises, Carnival, and Norwegian Cruise Line, was beneficial as they posted double-digit gains.

•

Underweight exposure to the energy sector contributed to the relative returns but within energy, exposure to Fairmount Santrol, a supplier of hydraulic fracking, dampened returns. Lower oil prices with the demand/supply imbalance continued to create a headwind for energy related stocks.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Citigroup, Inc.	2.47
2	JPMorgan Chase & Co.	2.22
3	Capital One Financial Corp.	2.19
4	Wells Fargo & Co.	2.19
5	Carnival Corp. – ADR	2.12
6	Altria Group, Inc.	2.09
7	Bank of America Corp.	2.06
8	Medtronic Plc	1.97
9	Reynolds American, Inc.	1.96
10	NVR, Inc.	1.94

GuideMark® Small/Mid Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2005. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 2500TM INDEX – The Russell 2500TM Index measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500TM Index includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Small/Mid Cap Core Fund
Service Shares	0.25%	12.05%	5.47%	6.62%
Institutional Shares	0.93%	N/A	N/A	8.10%
Russell 2500TM Index	0.38%	12.69%	7.40%	7.99	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Russell 2500TM Index is from the inception date of the Service Shares. The Russell 2500TM Index return from the inception date of the Institutional Shares is 8.17%.

GuideMark® Small/Mid Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2015, the Fund returned -11.03%, underperforming the Russell 2500TM Index at -10.60%.

•	Sector allocation, which is the result of bottom-up security selection, was a primary contributor for the relative weakness over the period. Security selection was more mixed.

•

Overweight exposure to commodities related sectors, materials and energy, detracted from returns. Lower oil prices largely due to oversupply was a headwind for energy related stocks while fears of a global slowdown created a challenge for materials related stocks.

•

Security selection hurt in select sectors like technology, but was beneficial in others like consumer discretionary, financials and materials. Within the consumer discretionary sector, exposure to Wayfair, an online furniture retailer, was additive to returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Assured Guaranty Ltd.	1.42
2	Clean Harbors, Inc.	1.34
3	XL Group Plc	1.21
4	United Community Banks, Inc.	1.20
5	Argo Group International Holdings Ltd.	1.13
6	Federal Realty Investment Trust	1.13
7	Douglas Emmett, Inc.	1.10
8	iShares Russell 2000 Index Fund	1.06
9	Signet Jewelers Ltd.	1.03
10	Graphic Packaging Holding Co.	1.00

GuideMark® World ex-US Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2005. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI ALL COUNTRY WORLD EX-US INDEX – The MSCI All Country World ex-US Index measures the equity market performance of developed and emerging markets excluding the United States. The MSCI ACWI ex-US consists of 45 country indices comprising 22 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The emerging market country indices included are: Brazil, Chile, China, Columbia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Phillippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® World ex-US Fund
Service Shares	-10.39%	1.00%	-0.47%	1.74%
Institutional Shares	-9.77%	N/A	N/A	-1.11%
MSCI All Country World ex-US Index	-11.78%	2.27%	3.49%	5.51	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)

The return shown for the MSCI All Country World ex-US Index is from the inception date of the Service Shares. The MSCI All Country World ex-US Index return from the inception date of the Institutional Shares is -0.91%.

GuideMark® World ex-US Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2015, the Fund returned -10.69%, outperforming the MSCI ACWI ex-US Index at -11.46%.

•	Security selection in multiple sectors was a primary driver of the relative returns for the period. Currency movements negatively impacted returns as the portfolio does not hedge currency exposure.

•

Underweight exposure to banking and financial services providers including Banco Santander and Hong Kong Exchanges & Clearing was additive to returns particularly in the second half of the period. Santander reported disappointing earnings while Hong Kong Exchanges & Clearing fell under pressure due to its exposure to China.

•	While security selection was generally additive to returns, exposure to Volkswagen detracted from returns. Its share price fell following its admittance of false emission testing results.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Novartis AG	1.65
2	Nestle SA	1.37
3	Toyota Motor Corp.	1.19
4	Total SA	1.11
5	Sanofi-Aventis SA	1.08
6	Mitsubishi UFJ Financial Group, Inc.	0.96
7	Vodafone Group Plc	0.95
8	Imperial Tobacco Group Plc	0.89
9	Anheuser-Busch InBev SA	0.89
10	Royal Dutch Shell Plc – Class A	0.86

GuideMark® Opportunistic Equity Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 1, 2011. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 3000® INDEX – The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuideMark® Opportunistic Equity Fund
Service Shares	-0.38%	8.57%
Institutional Shares	0.15%	8.82%
Russell 3000® Index	-0.49%	10.44	%(2)

(1)	Inception date is 4/1/11 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Russell 3000® Index is from the inception date of the Service Shares. The Russell 3000® Index return from the inception date of the Institutional Shares is 10.03%.

GuideMark® Opportunistic Equity Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2015, the Fund returned -9.10%, underperforming the Russell 3000® Index at -7.12%.

•	Security selection within the consumer discretionary and health care sectors were the largest detractors to relative returns over the period.

•

Within the consumer discretionary sector, exposure to Whirlpool was a detractor as the company sold off amid concerns it would be negatively impacted by a slowdown in global growth. Within the health care sector, Jazz Pharmaceuticals declined sharply following downward revision in earnings.

•	Underweight exposure to the energy sector was additive to returns as the sector continued to face challenges from lower oil prices.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Apple, Inc.	3.49
2	Twenty-First Century Fox, Inc. – Class B	2.54
3	Willis Group Holdings Plc	2.44
4	Google, Inc. – Class A	2.40
5	Whirlpool Corp.	2.26
6	Jarden Corp.	2.22
7	Hub Group, Inc. – Class A	2.02
8	Valeant Pharmaceuticals International, Inc.	1.92
9	Microsoft Corp.	1.92
10	Franklin Resources, Inc.	1.80

GuideMark® Global Real Return Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 1, 2011. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS U.S. TIPS INDEX – The Barclays U.S. TIPS Index includes all publicly-issued, U.S. Treasury inflation protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

GLOBAL REAL RETURN BLENDED INDEX – The Global Real Return Blended Index is a weighted combination of 20% of the total return from the Bloomberg Commodity Index, 35% of the total return from the S&P Global Natural Resources Index, 15% of the total return from the Dow Jones Global Select RESI Index and 30% of the total return from the Barclays Global Inflation Linked Bond Index. Returns are weighted on a 20/35/15/30 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Global Real Return Blended Index.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuideMark® Global Real Return Fund
Service Shares	-19.28%	-6.40%
Institutional Shares	-18.87%	-6.62%
Barclays U.S. TIPS Index	-0.83%	2.43	%(2)
Global Real Return Blended Index	-16.68%	-2.98	%(3)

(1)	Inception date is 4/1/11 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Barclays U.S. TIPS Index is from the inception date of the Service Shares. The Barclays U.S. TIPS Index return from the inception date of the Institutional Shares is 1.98%.

(3)

The return shown for the Global Real Return Blended Index is from the inception date of the Service Shares. The Global Real Return Blended Index return from the inception date of the Institutional Shares is (3.67)%.

GuideMark® Global Real Return Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2015, the Fund returned -12.99%, underperforming both the Barclays U.S. TIPS Index at -2.20% and the Blended Index at -11.46%, respectively.

•	An overweight allocation to global natural resources combined with an underweight allocation to TIPS contributed to the weak returns against both indices.

•

A tactical bias to natural resources was a large driver of the negative returns. Lower oil prices due to the supply/demand imbalance and fears of a hard landing in China created a significant challenge for global natural resources.

•	TIPS were the strongest performing real asset due to the uncertainty concerning global growth leading to a flight to quality in the second half of the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	SPDR S&P Global Natural Resources ETF	23.59
2	SPDR Barclays TIPS ETF	18.19
3	PowerShares DB Commodity Index Tracking Fund	15.50
4	SPDR Dow Jones International Real Estate ETF	9.00
5	SPDR Dow Jones REIT ETF	8.98
6	SPDR DB International Government Inflation-Protected Bond ETF	6.46
7	Energy Select Sector SPDR Fund	4.47
8	PowerShares Global Agriculture Portfolio	2.87
9	SPDR S&P International Energy Sector ETF	2.03
10	SPDR S&P Metals and Mining ETF	0.41

GuideMark® Core Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2005. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS U.S. AGGREGATE BOND INDEX – The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Core Fixed Income Fund
Service Shares	1.84%	2.24%	3.68%	4.16%
Institutional Shares	2.43%	N/A	N/A	2.97%
Barclays U.S. Aggregate Bond Index	2.94%	3.10%	4.64%	5.01	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)

The return shown for the Barclays U.S. Aggregate Bond Index is from the inception date of the Service Shares. The Barclays U.S. Aggregate Bond Index return from the inception date of the Institutional Shares is 3.42%.

GuideMark® Core Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2015, the Fund returned -1.19%, underperforming the Barclays U.S. Aggregate Bond Index at -0.47%.

•

An underweight exposure to long Treasury Bonds detracted from returns. The longer end of the yield curve continued to perform well as rates remained range bound and the Fed held steadfast to its current rate policy.

•	A bias to investment grade corporate credit also detracted from returns during the period. Higher volatility in the market led investors to favor Treasury bonds relative to investment grade corporate.

•	Underweight to agency MBS pass-through and exposure to ABS contributed modestly to returns, but it was not enough to offset the negative impact from the overweight to investment grade corporate.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	U.S. Treasury Bond, 3.125%, 11/15/2041	2.94
2	U.S. Treasury Note, 2.000%, 02/15/2022	2.38
3	U.S. Treasury Note, 2.375%, 08/15/2024	1.93
4	Federal National Mortgage Association, Pool # TBA, 3.500%, 10/01/2040	1.93
5	U.S. Treasury Note, 2.000%, 11/15/2021	1.60
6	U.S. Treasury Bond, 0.375%, 07/15/2025	1.34
7	Federal Home Loan Mortgage Corp., Pool # TBA, 3.500%, 10/15/2042	1.19
8	Federal National Mortgage Association, Pool # AL6270, 3.500%, 10/01/2034	1.13
9	Federal Home Loan Mortgage Corp., Pool # U8-9032, 3.000%, 07/01/2033	1.10
10	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-A4, 5.540%, 09/11/2041	0.97

GuideMark® Tax-Exempt Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on September 30, 2005. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS MUNICIPAL BOND INDEX – The Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark® Tax-Exempt Fixed Income Fund	2.55%	3.21%	3.53%	3.64%
Barclays Municipal Bond Index	3.16%	4.14%	4.64%	4.95%

(1)	Inception date is 6/29/01.

GuideMark® Tax-Exempt Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2015, the Fund returned 0.27%, underperforming the Barclays Municipal Bond Index at 0.75%.

•	A lower duration resulting from an underweight exposure to the longest end of maturity range detracted from returns. Long bonds rallied over the period as rates remained low.

•	Security selection within the short to intermediate end of the maturity range (4-8 years) and selection within the BBB/Baa credits detracted from returns.

•	Although security selection was mixed during the period, gains continued to be generated from security selection within below-investment grade.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	California, GO, 6.500%, 04/01/2033	2.01
2	Wisconsin, Series A, Refunding, Revenue Bond, 6.000%, 05/01/2033	1.95
3	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond, 5.250%, 05/15/2029	1.92
4	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, AGM Insured, 5.500%, 11/15/2019	1.90
5	New York City, GO, 5.375%, 04/01/2036	1.71
6	Louisiana Citizens Property, Revenue Bond, AGM Insured, 6.750%, 06/01/2026	1.54
7	Massachusetts Health & Educational Facilities Auhority, Series A, Refunding, Revenue Bond, 5.500%, 11/15/2036	1.51
8	Regional Transportation District, Series A, Revenue Bond, 5.000%, 11/01/2027	1.50
9	Regional Transportation District, Revenue Bond, 6.000%, 01/15/2026	1.34
10	North Texas Tollway Authority, Series E, Prerefunded, Revenue Bond, 5.750%, 01/01/2038	1.32

GuideMark® Opportunistic Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 1, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS MULTIVERSE INDEX – The Barclays Multiverse Index provides a broad-based measure of the global fixed-income bond market, and captures investment grade and high yield securities in all eligible currencies.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuideMark® Opportunistic Fixed Income Fund
Service Shares	-4.69%	1.25%
Institutional Shares	-4.19%	1.65%
Barclays Multiverse Index	-3.56%	1.12	%(2)

(1)	Inception date is 4/1/11 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Barclays Multiverse Index is from the inception date of the Service Shares. The Barclays Multiverse Index return from the inception date of the Institutional Shares is 0.36%.

GuideMark® Opportunistic Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2015, the Fund returned -3.70%, underperforming the Barclays Multiverse Index at -0.55%.

•

An emphasis towards credit and currencies detracted from returns. Concerns of a slowdown in global growth, particularly in China, and prolonged war within Syria, created a flight to quality and out of risk assets.

•	A short duration positioning resulting from a pronounced underweight to the U.S. Treasury and an overweight allocation to a select basket of emerging markets currencies hurt returns.

•	Exposure to sovereign bonds and mortgage backed securities proved beneficial over the period.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Korea Monetary Stabilization Bond, 2.900%, 12/02/2015	2.52
2	Singapore Government Bond, 1.125%, 04/01/2016	2.21
3	U.S. Treasury Bond, 04/15/2020, 0.125%	1.36
4	Portugal Government International Bond, 5.125%, 10/15/2024	1.24
5	Federal National Mortgage Association, Pool # 2011-131, 4.500%, 12/25/2041	1.21
6	Federal Home Loan Mortgage Corp., Pool #4097, 3.500%, 08/15/2042	1.19
7	Korea Treasury Bond, 2.750%, 12/10/2015	1.18
8	Federal National Mortgage Association, Pool # 1200, 3.000%, 10/01/2032	1.18
9	Federal Home Loan Mortgage Corp., Pool # 284, 3.000%, 10/15/2042	1.10
10	Federal Home Loan Mortgage Corp., Pool # T60853, 3.500%, 09/01/2042	1.06

GuidePath® Strategic Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI ALL COUNTRY WORLD INDEX – The MSCI All Country World Index measures the equity market performance of developed and emerging markets. The MSCI consists of 46 country indices comprising 23 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Strategic Asset Allocation Fund
Service Shares	-6.15%	2.82%
Institutional Shares	-5.59%	5.65%
MSCI All Country World Index	-6.16%	4.32	%(2)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the MSCI All Country World Index is annualized from the inception date of the Service Shares. The MSCI All Country World Index cumulative return from the inception date of the Institutional Shares is 7.12%.

GuidePath® Strategic Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2015, the Fund returned -9.38% trailing the MSCI ACWI Index at -8.87%.

•	Returns were hindered by exposure to natural resources and commodities as prices fell during the third quarter on fears of a global slowdown, particularly exacerbated by China.

•	Security selection and sector allocation within the actively managed funds of domestic large cap and international equity benefited returns.

•	Exposure to alternative investments proved beneficial during the period as they specifically benefited from the fall in commodities in the third quarter.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	GuideMark® World ex-US Fund – Institutional Shares	18.20
2	Vanguard FTSE All-World ex-US Fund	17.46
3	SPDR S&P 500 ETF Trust	14.47
4	GuideMark® Small/Mid Cap Core Fund – Institutional Shares	9.16
5	GuideMark® Emerging Markets Fund – Institutional Shares	7.68
6	GuideMark® Large Cap Core Fund – Institutional Shares	7.46
7	GuideMark® Opportunistic Equity Fund – Institutional Shares	5.35
8	GuideMark® Global Real Return Fund – Institutional Shares	3.87
9	SPDR S&P 600 Small Cap Growth ETF	2.25
10	Altegris® Multi-Strategy Alternatives Fund – Institutional Shares	2.15

GuidePath® Tactical Constrained® Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI ALL COUNTRY WORLD INDEX – The MSCI All Country World Index measures the equity market performance of developed and emerging markets. The MSCI consists of 46 country indices comprising 23 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

TACTICAL CONSTRAINED BLENDED INDEX – The Tactical Constrained Blended Index is a weighted combination of 75% of the total return from the MSCI All Country World Index with 25% of the total return from the BofA Merrill Lynch Global Broad Market Index. Returns are weighted on a 75/25 basis for each historical month and then the longer-term returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Tactical Constrained Blended Benchmark Index

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Tactical Constrained® Asset Allocation Fund
Service Shares	-3.86%	3.20%
Institutional Shares	-3.23%	5.06%
MSCI All Country World Index	-6.16%	4.32	%(2)
Tactical Constrained Blended Index	-5.13%	3.53	%(3)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the MSCI All Country World Index is annualized from the inception date of the Service Shares. The MSCI All Country World Index cumulative return from the inception date of the Institutional Shares is 7.12%.

(3)

The return shown for the Tactical Constrained Blended Index is annualized from the inception date of the Service Shares. The Tactical Constrained Blended Index cumulative return from the inception date of the Institutional Shares is 5.10%.

GuidePath® Tactical Constrained® Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2015, the Fund returned -7.44% outperforming the MSCI ACWI Index at -8.87%. The Fund trailed the blended benchmark at -6.68%.

•	Security selection and sector allocation within the actively managed funds of domestic large cap and international equity benefited returns. A bias to US equity helped.

•

Small and mid cap exposure, while decreasing over the period, dragged on returns as investors fled to larger cap companies in the market volatility. Small regional specific exposure to Europe and country specific exposure to Japan dampened performance on sensitivity to China.

•

Exposure to MBS and municipal bonds was additive to returns while exposure to high yield bonds and credit dragged with the flight to safety in the third quarter. The exposure to emerging market currencies within opportunistic fixed income was a headwind with the US dollar rallying.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	GuideMark® World ex-US Fund – Institutional Shares	19.34
2	GuideMark® Core Fixed Income Fund – Institutional Shares	11.69
3	SPDR S&P 500 ETF Trust	10.52
4	GuideMark® Opportunistic Equity Fund – Institutional Shares	9.73
5	GuideMark® Emerging Markets Fund – Institutional Shares	7.22
6	GuideMark® Large Cap Core Fund – Institutional Shares	5.25
7	GuideMark® Opportunistic Fixed Income Fund – Institutional Shares	5.00
8	Vanguard REIT ETF	4.60
9	GuideMark® Small/Mid Cap Core Fund – Institutional Shares	3.59
10	Vanguard FTSE All-World ex-US Fund	3.09

GuidePath® Tactical Unconstrained® Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P 500® INDEX – The S&P 500® Index focuses on the large-cap segment of the U.S. equities market. It includes 500 leading companies in leading industries of the U.S. economy, capturing approximately 75% coverage of U.S. equities.

TACTICAL UNCONSTRAINED BLENDED INDEX – The Tactical Unconstrained Blended Index is a weighted combination of 90% of the total return from the MSCI All Country World Index with 10% of the total return from the Barclays Multiverse Index. Returns are weighted on a 90/10 basis for each historical month and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Tactical Unconstrained Blended Benchmark Index.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Tactical Unconstrained® Asset Allocation Fund
Service Shares	-5.92%	1.40%
Institutional Shares	-5.27%	3.33%
S&P 500® Index	-0.61%	10.39	%(2)
Tactical Unconstrained Blended Index	-5.85%	3.98	%(3)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)	The return shown for the S&P 500® Index is annualized from the inception date of the Service Shares. The S&P 500® Index cumulative return from the inception date of the Institutional Shares is 11.74%.

(3)

The return shown for the Tactical Unconstrained Blended Index is annualized from the inception date of the Service Shares. The Tactical Unconstrained Blended Index cumulative return from the inception date of the Institutional Shares is 6.28%.

GuidePath® Tactical Unconstrained® Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2015, the Fund returned -8.14% underperforming the S&P 500 Index at -6.18%. The Fund trailed the blended benchmark at -8.03%.

•

Global positioning and exposure to commodities was the main driver of the trailing returns. Weakness was seen in the international markets and commodities as a result of slowing growth and demand in China.

•	Security selection and sector allocation within the actively managed funds of domestic large cap and international equity benefited returns.

•

Exposure to government bonds and MBS was additive to returns, but exposure to credit, international bonds and floating rate notes detracted from returns. The exposure to emerging market currencies within opportunistic fixed income was a headwind with the US dollar rallying.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	SPDR S&P 500 ETF Trust	12.40
2	GuideMark® Opportunistic Equity Fund – Institutional Shares	6.00
3	William Blair Macro Allocation Fund – Class I	5.54
4	GuideMark® World ex-US Fund – Institutional Shares	5.33
5	GuideMark® Emerging Markets Fund – Institutional Shares	4.91
6	iShares Core U.S. Credit Bond ETF	4.83
7	Vanguard Short-Term Bond Index Fund	4.64
8	GuideMark® Opportunistic Fixed Income Fund – Institutional Shares	3.89
9	iShares TIPS Bond ETF	3.47
10	iShares Floating Rate Bond ETF	3.09

GuidePath® Absolute Return Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

CITIGROUP 3-MONTH TREASURY BILL INDEX – The Citigroup 3-month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Absolute Return Asset Allocation Fund
Service Shares	-0.86%	1.01%
Institutional Shares	-0.20%	1.28%
Citigroup 3-Month Treasury Bill Index	0.02%	0.05	%(2)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the Citigroup 3-Month Treasury Bill Index is annualized from the inception date of the Service Shares. The Citigroup 3-Month Treasury Bill Index cumulative return from the inception date of the Institutional Shares is 0.04%.

GuidePath® Absolute Return Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2015, the Fund returned -2.09% underperforming the Citi 3-Month Treasury Bill Index at 0.01%.

•

Fixed income exposure to high yield, credit and emerging market debt detracted from returns due to rising market uncertainty and depreciating international currencies. Absolute return strategies which also held emerging market debt dragged on returns.

•	A small, although decreasing, exposure to global equities tempered returns as global markets fell on economic concerns.

•	Exposure to MBS, short duration bonds, and agency bonds helped returns as investors sought safer investments in the market uncertainty. Higher cash positioning was beneficial.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Pioneer Strategic Income Fund – Class Y	12.83
2	Vanguard Mortgage-Backed Securities ETF	7.82
3	John Hancock Funds II – Alternative Asset Allocation Fund – Institutional Shares	6.61
4	Vanguard Total Bond Market ETF	6.41
5	Vanguard Intermediate-Term Corporate Bond ETF	5.71
6	DoubleLine Total Return Bond Fund – Institutional Shares	5.15
7	iShares 1-3 Year Treasury Bond ETF	3.61
8	GuideMark® Core Fixed Income Fund – Institutional Shares	3.41
9	JPMorgan Unconstrained Debt Fund – Select Shares	3.00
10	SPDR Barclays High Yield Bond ETF	2.95

GuidePath® Multi-Asset Income Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 31, 2012 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI WORLD HIGH DIVIDEND YIELD INDEX – The MSCI World High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large and mid cap stocks across 23 developed market countries. The Index is designed to reflect the performance of equities (excluding REITs) with higher than average dividend yields that are both sustainable and persistent.

MULTI-ASSET INCOME BLENDED INDEX – The Multi-Asset Income Blended Index is a weighted combination of 60% of the total return from the MSCI World High Dividend Yield Index with 40% of the total return from the Barclays U.S. Aggregate Bond Index. Returns are weighted on a 60/40 basis for each historical month and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Blended Index.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Multi-Asset Income Asset Allocation Fund	-4.67%	3.04%
MSCI World High Dividend Yield Index	-8.24%	7.16%
Multi-Asset Income Blended Index	-3.78%	5.07%

(1)	Inception date is 8/31/12.

GuidePath® Multi-Asset Income Asset Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2015, the Fund returned -6.29% outperforming the MSCI World High Dividend Yield Index at -7.22%. The Fund lagged the blended benchmark at -4.50%.

•

Exposure to international dividend equities, including emerging markets, were the larger detractors to returns. A small exposure to Australia which was impacted by the slowdown in China and lower commodity prices hindered returns.

•

Shifting exposure from equity to fixed income and holding a modest overweight exposure to fixed income was beneficial to returns given the downturn in global equities. Exposure to preferred securities helped over the period.

•	Exposure to high yield, credit and emerging market debt detracted from returns due to rising market uncertainty and depreciating international currencies.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	BlackRock Multi-Asset Income Fund – Institutional Shares	24.59
2	WisdomTree High Dividend Fund	9.86
3	iShares iBoxx $ High Yield Corporate Bond ETF	7.57
4	Forward Select Income Fund – Institutional Shares	5.04
5	iShares JPMorgan USD Emerging Markets Bond ETF	4.54
6	JPMorgan International Equity Income Fund – Select Shares	4.02
7	JPMorgan Income Builder Fund – Select Shares	3.77
8	JPMorgan High Yield Fund – Select Shares	3.21
9	Vanguard REIT ETF	2.87
10	iShares International Select Dividend ETF	2.52

GuidePath® Fixed Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 31, 2012 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS U.S. AGGREGATE BOND INDEX – The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, and mortgage- and asset-backed securities. All securities contained in the Barclays U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Fixed Income Allocation Fund
Service Shares	-0.31%	0.08%
Institutional Shares	0.30%	0.63%
Barclays U.S. Aggregate Bond Index	2.94%	1.71	%(2)

(1)	Inception date is 8/31/12 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the Barclays US Aggregate Bond Index is from the inception date of the Service Shares. The Barclays US Aggregate Bond Index return from the inception date of the Institutional Shares is 1.86%.

GuidePath® Fixed Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2015, the Fund returned -2.11% underperforming the Barclays U.S. Aggregate Bond Index at -0.47%.

•	Fixed income exposure to high yield, credit and emerging market debt detracted from returns due to rising market uncertainty and depreciating international currencies.

•	In addition to dedicated exposure to emerging market debt, exposure to emerging market currencies within opportunistic fixed income was a headwind with the dollar rallying.

•	Exposure to mortgage-backed securities and short to intermediate-term Treasuries helped returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	GuideMark® Core Fixed Income Fund – Institutional Shares	21.31
2	Vanguard Total Bond Market ETF	21.22
3	GuideMark® Opportunistic Fixed Income Fund – Institutional Shares	13.69
4	Vanguard Mortgage-Backed Securities ETF	7.09
5	iShares 1-3 Year Treasury Bond ETF	6.14
6	iShares 7-10 Year Treasury Bond ETF	4.44
7	SPDR Barclays High Yield Bond ETF	3.16
8	iShares Core U.S. Credit Bond ETF	2.96
9	Loomis Sayles Bond Fund – Institutional Shares	2.84
10	DoubleLine Total Return Bond Fund – Institutional Shares	2.77

GuidePath® Altegris® Diversified Alternatives Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 31, 2012 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

HFRI FUND OF FUNDS COMPOSITE INDEX – The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds.

CITIGROUP 3-MONTH TREASURY BILL INDEX – The Citigroup 3-month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

AVERAGE ANNUAL TOTAL RETURN (for periods ended September 30)
	One Year	Since Inception(1)
GuidePath® Altegris® Diversifed Alternatives Allocation Fund
Service Shares	2.23%	2.02%
Institutional Shares	2.55%	2.14%
HFRI Fund of Funds Composite Index	0.27%	4.44	%(2)
Citigroup 3-Month Treasury Bill Index	0.02%	0.04	%(3)

(1)	Inception date is 8/31/12 for Service Shares and 9/13/12 for Institutional Shares.

(2)

Reflects index performance since the date closest to the Class’ inception for which data is available. The HFRI Fund of Funds Composite Index is calculated from August 31, 2012, the inception date of the Service Shares.

(2)

The return shown for the Citigroup 3-Month Treasury Bill Index is annualized from the inception date of the Service Shares. The Citigroup 3-Month Treasury Bill Index cumulative return from the inception date of the Institutional Shares is 0.04%.

GuidePath® Altegris® Diversified Alternatives Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 2015, the Fund returned -3.15% performing in-line with the HFRI Fund of Funds Composite Index at -3.09%.

•	Low net exposure and short specific equity security positions helped returns given the fall in the market with growing uncertainty.

•	The significant fall in oil prices allowed gains to be garnered from short energy futures. Short non-dollar currencies were additive to returns with the US dollar rallying.

•	Low interest rate duration in fixed income exposure and a credit-focused sector allocation detracted from returns amid a declining interest rate and widening spread environment.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Altegris® Equity Long Short Fund – Institutional Shares	46.22
2	Altegris® Fixed Income Long Short Fund – Institutional Shares	24.29
3	Altegris® Futures Evolution Strategy Fund – Institutional Shares	15.10
4	Altegris® Managed Futures Strategy Fund – Institutional Shares	5.04
5	Altegris® Macro Strategy Fund – Institutional Shares	5.00
6	Altegris®/AACA Real Estate Long Short Fund – Institutional Shares	2.33

GuideMark® Funds & GuidePath® Funds

EXPENSE EXAMPLE (Unaudited)

September 30, 2015

As a shareholder of the GuideMark® & GuidePath® Funds (the “Funds”), you incur ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. The Expense Example shown in this section is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Examples are based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period, which for all Funds is from April 1, 2015 to September 30, 2015.

Actual Expenses

The first line of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under U.S. generally accepted accounting principles. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expenses ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

GuideMark® Funds & GuidePath® Funds

EXPENSE EXAMPLE (Continued) (Unaudited)

September 30, 2015

Fund		Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Annualized Expense Ratio[1] based on the period April 1, 2015 – September 30, 2015	Expenses Paid During Period[2] April 1, 2015 – September 30, 2015
INSTITUTIONAL SHARES
GuideMark® Large Cap	Actual	$1,000.00	$964.00	0.64%	$3.14
Core Fund	Hypothetical[3]	$1,000.00	$1,021.80	0.64%	$3.23
GuideMark® Emerging	Actual	$1,000.00	$931.00	1.05%	$5.07
Markets Fund	Hypothetical[3]	$1,000.00	$1,019.75	1.05%	$5.30
GuideMark® Small/Mid Cap	Actual	$1,000.00	$892.20	0.85%	$4.02
Core Fund	Hypothetical[3]	$1,000.00	$1,020.75	0.85%	$4.29
GuideMark® World	Actual	$1,000.00	$897.10	0.79%	$3.75
ex-US Fund	Hypothetical[3]	$1,000.00	$1,021.05	0.79%	$3.99
GuideMark® Opportunistic	Actual	$1,000.00	$911.10	1.00%	$4.78
Equity Fund	Hypothetical[3]	$1,000.00	$1,020.00	1.00%	$5.05
GuideMark® Global	Actual	$1,000.00	$872.40	0.86%	$4.03
Real Return Fund[4]	Hypothetical[3]	$1,000.00	$1,020.70	0.86%	$4.34
GuideMark® Core	Actual	$1,000.00	$990.90	0.69%	$3.43
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,021.55	0.69%	$3.49
GuideMark® Opportunistic	Actual	$1,000.00	$965.20	0.95%	$4.67
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,020.25	0.95%	$4.80
GuidePath® Strategic	Actual	$1,000.00	$909.00	0.40%	$1.91
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,023.00	0.40%	$2.02
GuidePath® Tactical Constrained®	Actual	$1,000.00	$928.10	0.40%	$1.93
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,023.00	0.40%	$2.02
GuidePath® Tactical Unconstrained®	Actual	$1,000.00	$921.70	0.50%	$2.40
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.50	0.50%	$2.53
GuidePath® Absolute Return	Actual	$1,000.00	$983.00	0.50%	$2.48
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.50	0.50%	$2.53
GuidePath® Fixed Income	Actual	$1,000.00	$981.90	0.44%	$2.18
Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.80	0.44%	$2.23
GuidePath® Altegris® Diversified	Actual	$1,000.00	$969.50	0.22%	$1.08
Alternatives Allocation Fund	Hypothetical[3]	$1,000.00	$1,023.90	0.22%	$1.11

[1]	The expense ratio excludes the securities lending credit.

[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

[3]	5% return before expenses.

[4]	Excluding voluntary waiver.

GuideMark® Funds & GuidePath® Funds

EXPENSE EXAMPLE (Continued) (Unaudited)

September 30, 2015

Fund		Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Annualized Expense Ratio[1] based on the period April 1, 2015 – September 30, 2015	Expenses Paid During Period[2] April 1, 2015 – September 30, 2015
SERVICE SHARES
GuideMark® Large Cap	Actual	$1,000.00	$961.00	1.24%	$6.08
Core Fund	Hypothetical[3]	$1,000.00	$1,018.80	1.24%	$6.26
GuideMark® Emerging	Actual	$1,000.00	$928.40	1.65%	$7.95
Markets Fund	Hypothetical[3]	$1,000.00	$1,016.75	1.65%	$8.32
GuideMark® Small/Mid Cap	Actual	$1,000.00	$889.70	1.45%	$6.85
Core Fund	Hypothetical[3]	$1,000.00	$1,017.75	1.45%	$7.31
GuideMark® World	Actual	$1,000.00	$893.10	1.39%	$6.58
ex-US Fund	Hypothetical[3]	$1,000.00	$1,018.05	1.39%	$7.01
GuideMark® Opportunistic	Actual	$1,000.00	$909.00	1.58%	$7.54
Equity Fund	Hypothetical[3]	$1,000.00	$1,017.10	1.58%	$7.97
GuideMark® Global	Actual	$1,000.00	$870.10	1.43%	$6.69
Real Return Fund[4]	Hypothetical[3]	$1,000.00	$1,017.85	1.43%	$7.21
GuideMark® Core	Actual	$1,000.00	$988.10	1.28%	$6.36
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,018.60	1.28%	$6.46
GuideMark® Tax-Exempt	Actual	$1,000.00	$1,002.70	1.27%	$6.36
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,018.65	1.27%	$6.41
GuideMark® Opportunistic	Actual	$1,000.00	$963.00	1.55%	$7.61
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,017.25	1.55%	$7.82
GuidePath® Strategic	Actual	$1,000.00	$906.20	1.01%	$4.81
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,019.95	1.01%	$5.10
GuidePath® Tactical Constrained®	Actual	$1,000.00	$925.60	1.07%	$5.15
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,019.65	1.07%	$5.40
GuidePath® Tactical Unconstrained®	Actual	$1,000.00	$918.60	1.10%	$5.28
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,019.50	1.10%	$5.55
GuidePath® Absolute Return	Actual	$1,000.00	$979.10	1.12%	$5.54
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,019.40	1.12%	$5.65
GuidePath® Multi-Asset Income	Actual	$1,000.00	$937.10	1.16%	$5.62
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,019.20	1.16%	$5.86
GuidePath® Fixed Income	Actual	$1,000.00	$978.90	1.04%	$5.15
Allocation Fund	Hypothetical[3]	$1,000.00	$1,019.80	1.04%	$5.25
GuidePath® Altegris® Diversified	Actual	$1,000.00	$968.50	0.56%	$2.76
Alternatives Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.20	0.56%	$2.83

[1]	The expense ratio excludes the securities lending credit.

[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

[3]	5% return before expenses.

[4]	Excluding voluntary waiver.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Number of Shares		Value
	COMMON STOCKS - 98.90%
	Aerospace & Defense - 2.28%
14,194	Boeing Co.	$1,858,704
21,431	Honeywell International, Inc.	2,029,302

		3,888,006

	Air Freight & Logistics - 0.80%
13,773	United Parcel Service, Inc. - Class B	1,359,257

	Banks - 1.67%
102,321	Bank of America Corp.	1,594,161
20,708	JPMorgan Chase & Co.	1,262,567

		2,856,728

	Beverages - 0.95%
1,540	Anheuser-Busch InBev NV - ADR	163,733
10,808	Monster Beverage Corp. (a)	1,460,593

		1,624,326

	Biotechnology - 6.84%
21,314	Amgen, Inc.	2,948,153
3,602	Biogen, Inc. (a)	1,051,100
22,926	Celgene Corp. (a)	2,479,905
37,523	Gilead Sciences, Inc.	3,684,383
14,344	Vertex Pharmaceuticals, Inc. (a)	1,493,784

		11,657,325

	Capital Markets - 0.95%
9,333	Goldman Sachs Group, Inc.	1,621,702

	Communications Equipment - 2.73%
103,279	Cisco Systems, Inc.	2,711,074
9,511	F5 Networks, Inc. (a)	1,101,374
15,602	QUALCOMM, Inc.	838,295

		4,650,743

	Diversified Financial Services - 1.85%
7,426	Intercontinental Exchange, Inc.	1,745,036
14,304	Moody’s Corp.	1,404,653

		3,149,689

	Diversified Telecommunication Services - 1.11%
43,418	Verizon Communications, Inc.	1,889,117

	Electrical Equipment - 0.96%
20,310	Agilent Technologies, Inc. (a)	697,242
9,199	Rockwell Automation, Inc.	933,423

		1,630,665

	Electronic Equipment, Instruments & Components - 0.37%
15,372	CDW Corp.	628,100

	Food & Staples Retailing - 3.15%
16,043	Costco Wholesale Corp.	2,319,336
31,706	CVS Caremark Corp.	3,058,995

		5,378,331

	Food Products - 1.10%
45,013	Mondelez International, Inc. - Class A	1,884,694

	Health Care Equipment & Supplies - 4.05%
13,368	Becton, Dickinson & Co.	1,773,399
10,014	C.R. Bard, Inc.	1,865,708
22,376	Medtronic Plc	1,497,850
9,576	Varian Medical Systems, Inc. (a)	706,517
11,292	Zimmer Biomet Holdings, Inc.	1,060,658

		6,904,132

Number of Shares		Value
	Health Care Providers & Services - 3.17%
19,863	Aetna, Inc.	$2,173,211
6,108	Anthem, Inc.	855,120
21,886	Cardinal Health, Inc.	1,681,282
8,935	HCA Holdings, Inc. (a)	691,212

		5,400,825

	Hotels, Restaurants & Leisure - 3.00%
3,006	Chipotle Mexican Grill, Inc. (a)	2,165,072
18,225	Dunkin’ Brands Group, Inc.	893,025
43,262	Hilton Worldwide Holdings, Inc.	992,430
14,898	Wyndham Worldwide Corp.	1,071,166

		5,121,693

	Household Durables - 0.75%
67,596	Pulte Homes, Inc.	1,275,537

	Household Products - 0.54%
14,456	Colgate-Palmolive Co.	917,378

	Insurance - 0.72%
21,555	American International Group, Inc.	1,224,755

	Internet & Catalog Retail - 5.43%
10,511	Amazon.com, Inc. (a)	5,380,476
12,099	Expedia, Inc.	1,423,810
1,987	The Priceline Group, Inc. (a)	2,457,641

		9,261,927

	Internet Software & Services - 8.08%
11,067	Alibaba Group Holding Ltd. - ADR (a)	652,621
3,623	Baidu, Inc. - ADR (a)	497,837
28,909	eBay, Inc. (a)	706,536
50,688	Facebook, Inc. - Class A (a)	4,556,851
12,108	Google, Inc. - Class C (a)	7,366,749

		13,780,594

	IT Services - 7.43%
5,195	Alliance Data Systems Corp. (a)	1,345,401
16,950	Amdocs Ltd.	964,116
14,240	Fiserv, Inc. (a)	1,233,326
19,673	MasterCard, Inc. - Class A	1,772,931
37,797	Paychex, Inc.	1,800,271
35,609	PayPal Holdings, Inc. (a)	1,105,303
20,680	Vantiv, Inc. - Class A (a)	928,946
50,415	Visa, Inc. - Class A	3,511,909

		12,662,203

	Machinery - 0.75%
14,970	Danaher Corp.	1,275,594

	Media - 2.29%
54,375	Comcast Corp. - Class A	3,092,850
11,079	Discovery Communications, Inc. - Series A (a)	288,387
10,685	Scripps Networks Interactive, Inc. - Class A	525,595

		3,906,832

	Personal Products - 1.03%
21,736	The Estee Lauder Cos., Inc. - Class A	1,753,661

	Pharmaceuticals - 5.78%
5,463	Allergan Plc (a)	1,484,898
28,009	AstraZeneca Plc - ADR	891,246
51,187	Bristol-Myers Squibb Co.	3,030,270
26,959	Eli Lilly & Co.	2,256,199
7,175	Johnson & Johnson	669,786
30,963	Merck & Co., Inc.	1,529,263

		9,861,662

See notes to financial statements.

GuideMark® Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Number of Shares		Value
	COMMON STOCKS (Continued)
	Professional Services - 1.54%
8,524	IHS, Inc. - Class A (a)	$988,784
7,793	Nielsen Holdings Plc	346,555
17,371	Verisk Analytics, Inc. - Class A (a)	1,283,890

		2,619,229

	Semiconductor & Semiconductor Equipment - 2.41%
23,669	Altera Corp.	1,185,343
9,451	Broadcom Corp. - Class A	486,065
27,178	Linear Technology Corp.	1,096,632
40,069	Maxim Integrated Products, Inc.	1,338,305

		4,106,345

	Software - 10.24%
31,283	Activision Blizzard, Inc.	966,332
32,351	Check Point Software Technologies Ltd. (a)	2,566,405
4,241	FactSet Research Systems, Inc.	677,754
15,572	Intuit, Inc.	1,382,015
1,231	Jack Henry & Associates, Inc.	85,690
112,254	Microsoft Corp.	4,968,362
145,148	Oracle Corp.	5,242,746
22,627	salesforce.com, Inc. (a)	1,570,992

		17,460,296

	Specialty Retail - 11.02%
11,356	Advance Auto Parts, Inc.	2,152,303
42,519	Home Depot, Inc.	4,910,519
44,277	Lowe’s Companies, Inc.	3,051,571
9,728	O’Reilly Automotive, Inc. (a)	2,432,000
45,358	Ross Stores, Inc.	2,198,502
4,618	Sherwin-Williams Co.	1,028,798
42,203	The TJX Companies, Inc.	3,014,138

		18,787,831

Number of Shares		Value
	Technology Hardware, Storage & Peripherals - 5.91%
91,139	Apple, Inc.	$10,052,632
290	Western Digital Corp.	23,037

		10,075,669

	Total Common Stocks (Cost $126,864,365)	168,614,846

	REAL ESTATE INVESTMENT TRUSTS - 0.98%
	Real Estate Investment Trusts - 0.98%
7,854	Public Storage	1,662,142

	Total Real Estate Investment Trusts (Cost $1,441,697)	1,662,142

	SHORT TERM INVESTMENTS - 0.15%
	Money Market Funds - 0.15%
255,122	Federated Prime Obligations Fund Effective Yield, 0.10% (b)	255,122

	Total Short Term Investments (Cost $255,122)	255,122

	Total Investments (Cost $128,561,184) - 100.03%	170,532,110
	Liabilities in Excess of Other Assets - (0.03)%	(43,703)

	TOTAL NET ASSETS - 100.00%	$170,488,407

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Seven-day yield as of September 30, 2015.

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Number of Shares		Value
	COMMON STOCKS - 98.81%
	Aerospace & Defense - 6.83%
15,800	General Dynamics Corp.	$2,179,610
20,100	Honeywell International, Inc.	1,903,269
17,800	Raytheon Co.	1,944,828
157,500	Rolls Royce Holdings Plc - ADR	1,607,288
62,900	Spirit AeroSystems Holdings, Inc. - Class A (a)	3,040,586
20,700	United Technologies Corp.	1,842,093

		12,517,674

	Auto Components - 3.44%
46,300	Delphi Automotive Plc	3,520,652
67,200	Johnson Controls, Inc.	2,779,392

		6,300,044

	Banks - 12.20%
241,900	Bank of America Corp.	3,768,802
91,280	Citigroup, Inc.	4,528,401
126,000	Fifth Third Bancorp	2,382,660
57,100	First Niagara Financial Group, Inc.	582,991
66,600	JPMorgan Chase & Co.	4,060,602
33,800	PNC Financial Services Group, Inc.	3,014,960
78,300	Wells Fargo & Co.	4,020,705

		22,359,121

	Building Products - 1.86%
81,500	Owens Corning, Inc.	3,415,665

	Capital Markets - 3.65%
25,600	Ameriprise Financial, Inc.	2,793,728
43,500	E*TRADE Financial Corp. (a)	1,145,355
40,900	State Street Corp.	2,748,889

		6,687,972

	Chemicals - 1.93%
22,200	Air Products & Chemicals, Inc.	2,832,276
20,900	FMC Corp.	708,719

		3,540,995

	Communications Equipment - 1.30%
44,300	QUALCOMM, Inc.	2,380,239

	Construction & Engineering - 0.83%
91,100	KBR, Inc.	1,517,726

	Construction Materials - 1.69%
117,000	CRH Plc - ADR	3,105,180

	Consumer Finance - 6.95%
37,500	American Express Co.	2,779,875
55,500	Capital One Financial Corp.	4,024,860
40,800	Discover Financial Services	2,121,192
165,900	Navient Corp.	1,864,716
261,800	SLM Corp. (a)	1,937,320

		12,727,963

	Diversified Telecommunication Services - 1.04%
43,670	Verizon Communications, Inc.	1,900,082

	Electrical Equipment - 0.89%
31,700	Eaton Corp. Plc	1,626,210

	Energy Equipment & Services - 0.45%
141,100	Fairmount Santrol Holdings, Inc. (a)	380,970
75,200	Seadrill Ltd. (a)	443,680

		824,650

Number of Shares		Value
	Food & Staples Retailing - 2.14%
15,500	CVS Caremark Corp.	$1,495,440
37,500	Wal-Mart Stores, Inc.	2,431,500

		3,926,940

	Health Care Equipment & Supplies - 1.96%
53,800	Medtronic Plc	3,601,372

	Health Care Providers & Services - 6.10%
20,000	Anthem, Inc.	2,800,000
38,800	Cardinal Health, Inc.	2,980,616
20,000	CIGNA Corp.	2,700,400
23,200	UnitedHealth Group, Inc.	2,691,432

		11,172,448

	Hotels, Restaurants & Leisure - 6.88%
78,300	Carnival Corp. - ADR	3,891,510
52,300	Norwegian Cruise Line Holdings Ltd. (a)	2,996,790
36,300	Royal Caribbean Cruises Ltd.	3,233,967
139,600	SeaWorld Entertainment, Inc.	2,486,276

		12,608,543

	Household Durables - 1.94%
2,337	NVR, Inc. (a)	3,564,439

	Insurance - 1.43%
46,000	American International Group, Inc.	2,613,720

	Machinery - 3.46%
22,500	Deere & Co.	1,665,000
37,300	Joy Global, Inc.	556,889
20,900	SPX Corp.	249,128
20,900	SPX FLOW, Inc. (a)	719,587
32,500	Stanley Black & Decker, Inc.	3,151,850

		6,342,454

	Multiline Retail - 1.08%
25,077	Target Corp.	1,972,557

	Oil & Gas - 3.42%
55,700	BP Plc - ADR	1,702,192
27,500	ConocoPhillips	1,318,900
20,800	Occidental Petroleum Corp.	1,375,920
24,300	Phillips 66	1,867,212

		6,264,224

	Pharmaceuticals - 7.03%
24,300	Johnson & Johnson	2,268,405
43,400	Merck & Co., Inc.	2,143,526
79,500	Pfizer, Inc.	2,497,095
63,600	Sanofi Aventis - ADR	3,019,092
52,200	Teva Pharmaceutical Industries Ltd. - ADR	2,947,212

		12,875,330

	Professional Services - 1.27%
52,500	Nielsen Holdings Plc	2,334,675

	Semiconductor & Semiconductor Equipment - 5.54%
210,000	Fairchild Semiconductor International, Inc. (a)	2,948,400
50,900	Intel Corp.	1,534,126
59,100	Microchip Technology, Inc.	2,546,619
62,900	Texas Instruments, Inc.	3,114,808

		10,143,953

	Software - 3.03%
71,200	Microsoft Corp.	3,151,312
66,600	Oracle Corp.	2,405,592

		5,556,904

See notes to financial statements.

GuideMark® Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Number of Shares		Value
	COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods - 1.78%
113,000	Hanesbrands, Inc.	$3,270,220

	Thrifts & Mortgage Finance - 2.52%
109,500	New York Community Bancorp, Inc.	1,977,570
167,800	People’s United Financial, Inc.	2,639,494

		4,617,064

	Tobacco - 5.43%
70,600	Altria Group, Inc.	3,840,640
31,800	Philip Morris International, Inc.	2,522,694
81,086	Reynolds American, Inc.	3,589,677

		9,953,011

	Wireless Telecommunication Services - 0.74%
42,818	Vodafone Group Plc - ADR	1,359,043

	Total Common Stocks (Cost $140,435,645)	181,080,418

Number of Shares		Value
	SHORT TERM INVESTMENTS - 1.10%
	Money Market Funds - 1.10%
2,005,732	Federated Prime Obligations Fund Effective Yield, 0.10% (b)	$2,005,732

	Total Short Term Investments (Cost $2,005,732)	2,005,732

	Total Investments (Cost $142,441,377) - 99.91%	183,086,150
	Other Assets in Excess of Liabilities - 0.09%	169,872

	TOTAL NET ASSETS - 100.00%	$183,256,022

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Seven-day yield as of September 30, 2015.

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Number of Shares		Value
	COMMON STOCKS - 90.24%
	Aerospace & Defense - 1.58%
2,220	Astronics Corp. (a)	$89,755
3,565	Curtiss-Wright Corp.	222,527
2,440	Esterline Technologies Corp. (a)	175,412
3,595	HEICO Corp. - Class A	163,249
1,943	Moog, Inc. - Class A (a)	105,058
3,055	Teledyne Technologies, Inc. (a)	275,866

		1,031,867

	Air Freight & Logistics - 0.24%
6,575	XPO Logistics, Inc. (a)	156,682

	Airlines - 0.34%
8,545	JetBlue Airways Corp. (a)	220,205

	Banks - 9.56%
4,310	BOK Financial Corp.	278,900
26,300	Cascade Bancorp (a)	142,283
28,640	CoBiz Financial, Inc.	372,606
18,431	First Busey Corp.	366,224
9,600	First Foundation, Inc. (a)	218,592
9,755	FirstMerit Corp.	172,371
10,000	Great Western Bancorp, Inc.	253,700
9,495	Hilltop Holdings, Inc. (a)	188,096
4,680	IBERIABANK Corp.	272,423
10,405	International Bancshares Corp.	260,437
41,578	Lakeland Bancorp, Inc.	461,931
14,750	Metro Bancorp, Inc.	433,502
1,900	National Commerce Corp. (a)	45,562
8,970	PacWest Bancorp	384,006
5,400	Peapack-Gladstone Financial Corp.	114,318
12,930	PrivateBancorp, Inc.	495,607
6,600	QCR Holdings, Inc.	144,342
8,230	South State Corp.	632,640
38,320	United Community Banks, Inc.	783,261
7,605	Zions Bancorporation	209,442

		6,230,243

	Biotechnology - 3.84%
10,806	Achillion Pharmaceuticals, Inc. (a)	74,669
10,065	Affimed Therapeutics B.V. (a)	62,101
1,035	Agios Pharmaceuticals, Inc. (a)	73,061
3,675	Alkermes Plc (a)	215,612
2,300	Alnylam Pharmaceuticals, Inc. (a)	184,828
1,606	Anacor Pharmaceuticals, Inc. (a)	189,042
18,095	BioCryst Pharmaceuticals, Inc. (a)	206,283
700	Blueprint Medicines Corp. (a)	14,938
6,230	Cepheid, Inc. (a)	281,596
500	Chiasma, Inc. (a)	9,940
6,565	Dicerna Pharmaceuticals, Inc. (a)	53,899
4,935	Five Prime Therapeutics, Inc. (a)	75,950
9,230	GlycoMimetics, Inc. (a)	51,688
5,295	Ironwood Pharmaceuticals, Inc. - Class A (a)	55,174
4,200	Nivalis Therapeutics, Inc. (a)	54,474
17,060	Novavax, Inc. (a)	120,614
5,373	Otonomy, Inc. (a)	95,693
4,210	Portola Pharmaceuticals, Inc. (a)	179,430
1,940	PTC Therapeutics, Inc. (a)	51,798
345	Puma Biotechnology, Inc. (a)	25,999
7,165	Regulus Therapeutics, Inc. (a)	46,859
4,355	TESARO, Inc. (a)	174,636
9,700	Trevena, Inc. (a)	100,395

Number of Shares		Value
	Biotechnology (Continued)
1,080	Ultragenyx Pharmaceutical, Inc. (a)	$104,015

		2,502,694

	Building Products - 2.17%
3,475	A. O. Smith Corp.	226,535
11,999	Advanced Drainage Systems, Inc.	347,131
4,290	Masonite International Corp. (a)	259,888
12,520	NCI Building Systems, Inc. (a)	132,337
10,648	Owens Corning, Inc.	446,258

		1,412,149

	Capital Markets - 0.87%
1,635	Evercore Partners, Inc.	82,142
2,800	Financial Engines, Inc.	82,516
10,710	Janus Capital Group, Inc.	145,656
3,585	Raymond James Financial, Inc.	177,924
4,980	WisdomTree Investments, Inc.	80,327

		568,565

	Chemicals - 2.24%
16,400	Advanced Emissions Solutions, Inc. (a)	108,240
9,565	Cabot Corp.	301,872
8,070	Celanese Corp. - Series A	477,502
4,405	International Flavors & Fragrances, Inc.	454,860
1,870	Sensient Technologies Corp.	114,631

		1,457,105

	Commercial Services & Supplies - 1.47%
19,810	Clean Harbors, Inc. (a)	871,046
8,235	Heritage-Crystal Clean, Inc. (a)	84,573

		955,619

	Communications Equipment - 1.84%
1,749	Arista Networks, Inc. (a)	107,022
6,490	ARRIS Group, Inc. (a)	168,545
17,335	Ciena Corp. (a)	359,181
8,370	NetScout Systems, Inc. (a)	296,047
22,600	Ruckus Wireless, Inc. (a)	268,488

		1,199,283

	Construction Materials - 1.45%
23,877	Headwaters, Inc. (a)	448,888
2,370	Martin Marietta Materials, Inc.	360,121
7,210	Summit Materials, Inc. - Class A (a)	135,332

		944,341

	Consumer Finance - 0.22%
3,300	Springleaf Holdings, Inc. (a)	144,276

	Containers & Packaging - 2.87%
5,870	Ball Corp.	365,114
9,300	Crown Holdings, Inc. (a)	425,475
50,975	Graphic Packaging Holding Co.	651,970
11,600	Owens-Illinois, Inc. (a)	240,352
3,115	Packaging Corp. of America	187,399

		1,870,310

	Diversified Financial Services - 0.58%
1,585	MarketAxess Holdings, Inc.	147,215
3,835	MSCI, Inc.	228,029

		375,244

	Electric Utilities - 2.47%
17,330	OGE Energy Corp.	474,149

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Number of Shares		Value
	COMMON STOCKS (Continued)
	Electric Utilities (Continued)
6,385	Pinnacle West Capital Corp.	$409,534
15,505	PNM Resources, Inc.	434,915
5,810	UIL Holdings Corp.	292,069

		1,610,667

	Electrical Equipment - 1.82%
2,761	Acuity Brands, Inc.	484,776
13,467	Generac Holdings, Inc. (a)	405,222
3,465	Hubbell, Inc. - Class B	294,352

		1,184,350

	Electronic Equipment & Instruments - 1.39%
5,475	FEI Co.	399,894
9,470	Rogers Corp. (a)	503,615

		903,509

	Energy Equipment & Services - 1.84%
46,050	Aspen Aerogels, Inc. (a)	345,375
12,080	Ensco Plc - Class A	170,086
31,805	Patterson-UTI Energy, Inc.	417,918
37,390	Tesco Corp.	266,965

		1,200,344

	Food & Staples Retailing - 0.38%
41,260	Rite Aid Corp. (a)	250,448

	Food Products - 1.49%
19,035	Freshpet, Inc. (a)	199,867
11,500	Inventure Foods, Inc. (a)	102,120
1,475	John B. Sanfilippo & Son, Inc.	75,609
6,977	Post Holdings, Inc. (a)	412,341
500	Sanderson Farms, Inc.	34,285
30,055	SunOpta, Inc. (a)	146,067

		970,289

	Gas Utilities - 0.75%
5,465	South Jersey Industries, Inc.	137,991
3,750	Southwest Gas Corp.	218,700
2,440	The Laclede Group, Inc.	133,053

		489,744

	Health Care Equipment & Supplies - 3.26%
15,550	AtriCure, Inc. (a)	340,700
2,760	DexCom, Inc. (a)	236,973
7,285	EndoChoice Holdings, Inc. (a)	82,757
11,250	Endologix, Inc. (a)	137,925
13,115	Globus Medical, Inc. - Class A (a)	270,956
4,280	HeartWare International, Inc. (a)	223,887
5,010	Ocular Therapeutix, Inc. (a)	70,441
16,010	Quidel Corp. (a)	302,269
3,065	Teleflex, Inc.	380,704
16,115	TriVascular Technologies, Inc. (a)	80,575

		2,127,187

	Health Care Providers & Services - 2.44%
4,923	Acadia Healthcare Co., Inc. (a)	326,247
14,050	Envision Healthcare Holdings, Inc. (a)	516,900
3,859	LifePoint Hospitals, Inc. (a)	273,603
6,200	Teladoc, Inc. (a)	138,198
3,910	WellCare Health Plans, Inc. (a)	336,964

		1,591,912

Number of Shares		Value
	Health Care Technology - 1.62%
25,672	Allscripts Healthcare Solutions, Inc. (a)	$318,333
4,005	athenahealth, Inc. (a)	534,066
9,630	Inovalon Holdings, Inc. (a)	200,593

		1,052,992

	Hotels, Restaurants & Leisure - 2.66%
1,510	Buffalo Wild Wings, Inc. (a)	292,080
1,320	Churchill Downs, Inc.	176,629
12,730	Del Taco Restaurants, Inc. (a)	178,220
2,130	DineEquity, Inc.	195,236
6,963	Dunkin’ Brands Group, Inc.	341,187
27,230	Lindblad Expeditions Holdings, Inc. (a)	266,037
6,590	Monarch Casino & Resort, Inc. (a)	118,422
6,900	Wingstop, Inc. (a)	165,462

		1,733,273

	Household Durables - 0.45%
5,205	M/I Homes, Inc. (a)	122,734
7,209	Standard Pacific Corp. (a)	57,672
6,004	Taylor Morrison Home Corp. - Class A (a)	112,034

		292,440

	Independent Power and Renewable Electricity Producers - 0.23%
1,300	8point3 Energy Partners LP (a)	13,793
7,260	Pattern Energy Group, Inc. - Class A	138,593

		152,386

	Insurance - 6.30%
1,320	Alleghany Corp. (a)	617,905
12,971	Argo Group International Holdings Ltd.	734,029
8,820	Arthur J. Gallagher & Co.	364,090
37,049	Assured Guaranty Ltd.	926,225
8,265	James River Group Holdings Ltd.	222,246
10,065	Primerica, Inc.	453,629
21,655	XL Group Plc	786,510

		4,104,634

	Internet & Catalog Retail - 1.88%
8,350	HSN, Inc.	477,954
12,730	Wayfair, Inc. - Class A (a)	446,314
17,383	zulily, Inc. - Class A (a)	302,464

		1,226,732

	Internet Software & Services - 1.70%
6,125	Benefitfocus, Inc. (a)	191,406
1,200	Demandware, Inc. (a)	62,016
2,190	Envestnet, Inc. (a)	65,635
8,840	GrubHub, Inc. (a)	215,166
5,915	Marketo, Inc. (a)	168,104
4,870	Zillow Group, Inc. - Class A (a)	139,915
9,740	Zillow Group, Inc. - Class C (a)	262,980

		1,105,222

	IT Services - 4.80%
3,638	CACI International, Inc. - Class A (a)	269,103
2,799	Cardtronics, Inc. (a)	91,527
7,790	ExlService Holdings, Inc. (a)	287,685
25,645	Genpact Ltd. (a)	605,478
3,755	Global Payments, Inc.	430,811
9,500	Heartland Payment Systems, Inc.	598,595
12,250	VeriFone Holdings, Inc. (a)	339,693
5,800	WEX, Inc. (a)	503,672

		3,126,564

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Number of Shares		Value
	COMMON STOCKS (Continued)
	Leisure Products - 0.05%
666	Vista Outdoor, Inc. (a)	$29,590

	Life Sciences Tools & Services - 1.17%
2,700	Bio-Techne Corp.	249,642
6,650	PRA Health Sciences, Inc. (a)	258,220
9,925	VWR Corp. (a)	254,973

		762,835

	Machinery - 1.55%
5,055	Colfax Corp. (a)	151,195
4,745	IDEX Corp.	338,319
9,605	Luxfer Holdings Plc - ADR	103,638
2,295	Middleby Corp. (a)	241,411
3,260	Watts Water Technologies, Inc. - Class A	172,193

		1,006,756

	Media - 2.19%
18,250	DreamWorks Animation SKG, Inc. - Class A (a)	318,463
10,866	IMAX Corp. (a)	367,162
23,695	Interpublic Group of Cos., Inc.	453,285
4,485	Markit Ltd. (a)	130,065
11,947	National CineMedia, Inc.	160,329

		1,429,304

	Metals & Mining - 0.75%
10,875	Commercial Metals Co.	147,356
2,075	Reliance Steel & Aluminum Co.	112,071
13,350	Steel Dynamics, Inc.	229,353

		488,780

	Multiline Retail - 0.14%
1,790	Burlington Stores, Inc. (a)	91,362

	Oil & Gas - 2.22%
20,540	Callon Petroleum Co. (a)	149,737
7,975	CONSOL Energy, Inc.	78,155
4,240	Diamondback Energy, Inc. (a)	273,904
4,230	Energen Corp.	210,908
11,720	Laredo Petroleum, Inc. (a)	110,520
6,630	Newfield Exploration Co. (a)	218,127
6,525	QEP Resources, Inc.	81,758
8,915	Rice Energy, Inc. (a)	144,066
2,905	SemGroup Corp. - Class A	125,612
1,025	Targa Resources Corp.	52,808

		1,445,595

	Paper & Forest Products - 0.53%
13,775	Boise Cascade Co. (a)	347,405

	Personal Products - 1.00%
77,061	Avon Products, Inc.	250,448
6,555	Coty, Inc. - Class A	177,378
5,432	Nu Skin Enterprises, Inc. - Class A	224,233

		652,059

	Pharmaceuticals - 0.39%
6,936	Aerie Pharmaceuticals, Inc. (a)	123,045
4,390	Relypsa, Inc. (a)	81,259
6,385	Tetraphase Pharmaceuticals, Inc. (a)	47,632

		251,936

	Professional Services - 2.90%
1,750	Equifax, Inc.	170,065
6,985	Huron Consulting Group, Inc. (a)	436,772

Number of Shares		Value
	Professional Services (Continued)
6,440	ManpowerGroup, Inc.	$527,372
2,545	Robert Half International, Inc.	130,202
1,645	Towers Watson & Co.	193,090
1,800	TransUnion (a)	45,216
8,750	TriNet Group, Inc. (a)	147,000
5,305	WageWorks, Inc. (a)	239,149

		1,888,866

	Real Estate Management & Development - 1.25%
3,310	Jones Lang LaSalle, Inc.	475,879
15,300	Kennedy-Wilson Holdings, Inc.	339,201

		815,080

	Road & Rail - 1.13%
2,895	Genesee & Wyoming, Inc. - Class A (a)	171,036
810	J.B. Hunt Transport Services, Inc.	57,834
15,030	Knight Transportation, Inc.	360,720
955	Landstar System, Inc.	60,614
5,785	Swift Transportation Co. - Class A (a)	86,891

		737,095

	Semiconductor & Semiconductor Equipment - 1.84%
8,175	Cypress Semiconductor Corp.	69,651
3,610	First Solar, Inc. (a)	154,327
6,400	Lattice Semiconductor Corp. (a)	24,640
2,430	Microsemi Corp. (a)	79,753
12,195	MKS Instrument, Inc.	408,898
6,070	Power Integrations, Inc.	255,972
6,400	SunEdison Semiconductor Ltd. (a)	67,456
2,165	SunPower Corp. (a)	43,387
5,855	Ultratech, Inc. (a)	93,797

		1,197,881

	Software - 1.87%
6,305	Fleetmatics Group Plc (a)	309,512
2,400	Globant SA (a)	73,416
5,415	HubSpot, Inc. (a)	251,094
4,100	Paylocity Holdings Corp. (a)	122,959
3,320	SS&C Technologies Holdings, Inc.	232,533
5,305	Verint Systems, Inc. (a)	228,911

		1,218,425

	Specialty Retail - 2.39%
12,295	Chico’s FAS, Inc.	193,400
9,708	DSW, Inc. - Class A	245,709
10,888	Five Below, Inc. (a)	365,619
5,235	Party City Holdco, Inc. (a)	83,603
4,920	Signet Jewelers Ltd.	669,760

		1,558,091

	Textiles, Apparel & Luxury Goods - 2.17%
750	Carter’s, Inc.	67,980
570	Deckers Outdoor Corp. (a)	33,094
5,490	Gildan Activewear, Inc.	165,578
12,310	Kate Spade & Co. (a)	235,244
11,865	Lululemon Athletica, Inc. (a)	600,962
1,295	Skechers U.S.A., Inc. - Class A (a)	173,634
7,987	Tumi Holdings, Inc. (a)	140,731

		1,417,223

	Trading Companies & Distributors - 1.09%
6,440	Air Lease Corp.	199,125
6,280	HD Supply Holdings, Inc. (a)	179,733

See notes to financial statements.

GuideMark® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Number of Shares		Value
	COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
25,855	Houston Wire & Cable Co.	$163,921
3,655	WESCO International, Inc. (a)	169,848

		712,627

	Water Utilities - 0.86%
10,225	American Water Works Co., Inc.	563,193

	Total Common Stocks (Cost $59,821,774)	58,805,379

	INVESTMENT COMPANIES - 1.06%
	Exchange Traded Funds - 1.06%
6,350	iShares Russell 2000 Index Fund	693,420

	Total Investment Companies (Cost $733,321)	693,420

	REAL ESTATE INVESTMENT TRUSTS - 8.15%
	Real Estate Investment Trusts - 8.15%
870	Alexander’s, Inc.	325,380
10,650	CoreSite Realty Corp.	547,836
25,035	Douglas Emmett, Inc.	719,005
10,790	Equity LifeStyle Properties, Inc.	631,970
7,975	Extra Space Storage, Inc.	615,351
5,370	Federal Realty Investment Trust	732,737
6,080	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	104,698

Number of Shares		Value
	Real Estate Investment Trusts (Continued)
7,240	InfraREIT, Inc.	$171,443
12,240	Kite Realty Group Trust	291,434
18,425	Paramount Group, Inc.	309,540
12,765	Pebblebrook Hotel Trust	452,519
26,955	Physicians Realty Trust	406,751

	Total Real Estate Investment Trusts (Cost $4,440,878)	5,308,664

	SHORT TERM INVESTMENTS - 0.61%
	Money Market Funds - 0.61%
394,950	Federated Prime Obligations Fund Effective Yield, 0.10% (b)	394,950

	Total Short Term Investments (Cost $394,950)	394,950

	Total Investments (Cost $65,390,923) - 100.06%	65,202,413
	Liabilities in Excess of Other Assets - (0.06)%	(39,077)

	TOTAL NET ASSETS - 100.00%	$65,163,336

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Seven-day yield as of September 30, 2015.

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Number of Shares		Value
	COMMON STOCKS - 96.31%
	Australia - 3.48%
300,667	AMP Ltd.	$1,180,899
30,606	Ansell Ltd.	405,275
42,965	Australia and New Zealand Banking Group Ltd.	820,897
32,584	Flight Centre Travel Group Ltd.	829,937
316,979	Incitec Pivot Ltd.	873,673
36,373	Macquarie Group Ltd.	1,971,245
8,827	Rio Tinto Ltd.	303,689
243,369	Santos Ltd.	688,698
55,362	Seek Ltd.	469,185
476,244	Telstra Corp. Ltd.	1,882,930
104,743	Westpac Banking Corp.	2,200,331

		11,626,759

	Austria - 0.18%
13,011	ANDRITZ AG	586,291

	Belgium - 1.19%
28,034	Anheuser-Busch InBev SA	2,981,587
15,992	KBC Groep NV	1,011,371

		3,992,958

	Brazil - 0.77%
108,800	Ambev SA	534,601
50,900	BB Seguridade Participacoes SA	316,993
52,116	CETIP SA	432,361
47,640	Cielo SA	442,934
57,700	Cosan SA Industria e Comercio	290,356
210,900	Petroleo Brasileiro SA (a)	455,367
13,900	Smiles SA	105,429

		2,578,041

	Canada - 6.47%
6,800	Agrium, Inc.	609,427
20,300	Alimentation Couche-Tard, Inc.	933,541
21,000	ARC Resources Ltd.	277,587
35,250	Brookfield Asset Management, Inc. - Class A	1,109,140
37,200	Canadian Natural Resources Ltd.	724,487
2,100	Constellation Software, Inc.	880,206
138,700	Eldorado Gold Corp.	444,838
23,200	Gildan Activewear, Inc.	700,259
12,000	Imperial Oil Ltd.	380,187
15,100	Intact Financial Corp.	1,060,451
25,200	Keyera Corp.	693,968
9,500	Loblaw Cos., Ltd.	489,131
17,600	Magna International, Inc.	844,193
6,400	Onex Corp.	369,421
33,100	Peyto Exploration & Development Corp.	688,292
40,200	Potash Corp. of Saskatchewan, Inc.	826,292
24,000	Quebecor, Inc. - Class B	525,320
20,500	Rogers Communications, Inc. - Class B	706,325
42,800	Royal Bank of Canada	2,366,588
39,200	Sun Life Financial, Inc.	1,264,270
55,200	Suncor Energy, Inc.	1,476,274
57,000	Toronto-Dominion Bank	2,246,684
11,000	Tourmaline Oil Corp. (a)	256,103
9,900	Valeant Pharmaceuticals International, Inc. (a)	1,767,089

		21,640,073

	Cayman Islands - 1.51%
4,000	58.com, Inc. - ADR (a)	188,200
7,500	Alibaba Group Holding Ltd. - ADR (a)	442,275
99,636	Cheung Kong Property Holdings Ltd.	729,966
112,136	CK Hutchison Holdings Ltd.	1,458,624
1,000	Ctrip.com International, Ltd. - ADR (a)	63,180
97,000	ENN Energy Holdings Ltd.	467,127

Number of Shares		Value
	Cayman Islands (Continued)
21,397	Eurasia Drilling Co., Ltd.	$196,852
6,300	Qunar Cayman Islands Ltd. - Class B - ADR (a)	189,441
168,000	Sino Biopharmaceutical	208,045
7,000	TAL Education Group - ADR (a)	225,050
52,000	Vipshop Holdings Ltd. - ADR (a)	873,600

		5,042,360

	Chile - 0.16%
202,025	Empresas CMPC SA	519,956

	China - 1.43%
1,838,000	Bank of China Ltd.	792,606
456,500	BBMG Corp.	315,018
490,000	Beijing Jingneng Clean Energy Co., Ltd.	150,484
1,506,000	China Construction Bank Corp.	1,005,003
274,400	China Pacific Insurance Group Co., Ltd.	1,023,607
315,700	China Vanke Co., Ltd.	678,232
306,000	Great Wall Motor Co., Ltd.	341,431
44,000	Legend Holdings Corp. (a)	152,754
284,400	MGM China Holdings Ltd.	331,303

		4,790,438

	Czech Republic - 0.19%
2,915	Komercni Banka AS	631,802

	Denmark - 1.40%
55,729	Danske Bank AS	1,684,150
43,222	Novo Nordisk AS - Series B	2,332,457
12,728	Vestas Wind Systems AS	661,716

		4,678,323

	Egypt - 0.13%
71,210	Commercial International Bank Egypt SAE	436,631

	Finland - 0.31%
21,100	Sampo OYJ - Series A	1,021,185

	France - 8.04%
17,999	Accor SA	843,928
77,400	AXA SA	1,879,202
12,907	Cap Gemini SA	1,152,637
30,762	Compagnie de Saint-Gobain SA	1,335,089
23,034	Danone SA	1,453,986
2,578	Iliad SA	521,512
7,891	L’Oreal SA	1,371,574
7,105	LVMH Moet Hennessy Louis Vuitton SA	1,209,583
86,000	Orange SA	1,303,703
12,604	Renault SA	909,418
48,938	Rexel SA	602,457
22,583	Safran SA	1,698,062
37,986	Sanofi-Aventis SA	3,616,290
41,364	Societe Generale SA	1,848,608
71,321	Suez Environnement Co. SA	1,281,601
82,504	Total SA	3,711,287
3,359	Valeo SA	456,078
43,068	Vivendi SA	1,020,360
29,324	Zodiac SA	673,290

		26,888,665

	Germany - 5.78%
7,609	adidas AG	613,497
9,225	Axel Springer SE	515,876
20,913	Bayer AG	2,683,119
10,873	Beiersdorf AG	963,799
7,855	Continental AG	1,677,726
33,820	Deutsche Annington Immobilien SE	1,088,537
8,351	Deutsche Boerse AG	720,228
129,844	Deutsche Telekom AG	2,311,433

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Number of Shares		Value
	COMMON STOCKS (Continued)
	Germany (Continued)
26,936	Fresenius SE & Co. KGaA	$1,808,164
45,589	K&S AG	1,529,675
27,845	OSRAM Licht AG	1,442,612
20,047	ProSiebenSat.1 Media AG	984,024
9,992	Rocket Internet AG (a)	321,689
11,174	Symrise AG	673,273
103,720	Telefonica Deutsch Holding AG	634,248
26,900	United Internet AG	1,363,794

		19,331,694

	Greece - 0.15%
56,507	OPAP SA (b)	512,202

	Hong Kong - 4.67%
408,800	AIA Group Ltd.	2,126,067
464,000	Brilliance China Automotive Holdings Ltd.	551,625
241,000	BYD Electronic International Co., Ltd. (a)	150,578
70,500	China Mobile Ltd.	843,868
128,000	China Resources Enterprise Ltd.	238,155
1,281,000	CNOOC Ltd.	1,318,953
330,000	Cosmo Lady China Holdings Co., Ltd.	350,554
3,096,000	CT Environmental Group Ltd.	972,861
43,400	Hang Seng Bank Ltd.	782,869
461,380	HKT Trust and HKT Ltd.	548,295
105,000	Hongkong Land Holdings Ltd.	695,289
73,000	Hysan Development Co., Ltd.	303,963
1,245,000	Industrial & Commercial Bank of China Ltd.	719,241
537,000	Lenovo Group Ltd.	453,973
233,500	Longfor Properties Co., Ltd.	295,657
358,000	PAX Global Technology Ltd.	373,240
244,000	Sino Land Co.	371,517
56,000	Sun Hung Kai Properties Ltd.	730,426
160,000	Sunny Optical Technology Group Co., Ltd.	320,530
275,000	Techtronic Industries Co., Ltd.	1,025,215
144,600	Tencent Holdings, Ltd.	2,437,463

		15,610,339

	India - 1.68%
136,723	Adani Port & Special Economic Zone Ltd.	624,585
176,456	Bharti Infratel, Ltd.	956,124
17,507	HDFC Bank Ltd.	285,996
32,374	Housing Development Finance Corp. Ltd.	599,810
174,000	ITC Ltd.	872,482
184,374	Oil & Natural Gas Corp. Ltd.	645,749
228,395	Petronet LNG Ltd.	623,312
89,043	YES BANK Ltd.	994,317

		5,602,375

	Indonesia - 0.41%
953,500	PT Astra International Tbk	341,533
1,734,900	PT Bank Rakyat Indonesia (Persero) Tbk	1,027,227

		1,368,760

	Ireland - 0.58%
1,355,500	Bank of Ireland (a)	527,063
116,844	James Hardie Industries Plc	1,410,437

		1,937,500

	Israel - 0.85%
198,635	Bezeq the Israel Telecommunication Corp. Ltd.	380,148
1,300	Teva Pharmaceutical Industries Ltd.	73,468
42,098	Teva Pharmaceutical Industries Ltd. - ADR	2,376,853

		2,830,469

Number of Shares		Value
	Italy - 2.00%
59,439	Assicurazioni Generali SpA	$1,087,514
122,100	Finmeccanica SpA (a)	1,529,042
699,573	Intesa Sanpaolo SpA	2,471,395
882,112	Telecom Italia SpA (a)	1,087,055
70,647	UBI Banca SpA	501,278

		6,676,284

	Japan - 15.82%
88,600	Acom Co., Ltd.	453,356
18,410	AEON Mall Co., Ltd.	282,802
28,200	Asahi Group Holdings Ltd.	914,900
138,200	Astellas Pharma, Inc.	1,788,872
28,600	Bridgestone Corp.	989,736
49,200	Daicel Corporation	603,970
10,200	Denso Corp.	432,061
12,900	Dentsu, Inc.	662,030
11,600	Don Quijote Co., Ltd.	437,038
24,000	East Japan Railway Co.	2,022,376
1,100	Fast Retailing Co.	447,435
19,600	Fuji Heavy Industries Ltd.	705,296
7,800	Hamamatsu Photonics KK	176,523
255,000	Hitachi Ltd.	1,286,738
45,000	Hitachi Metals Ltd.	522,581
42,500	Hoya Corp.	1,391,956
223,000	IHI Corp.	573,029
44,400	Isuzu Motors	445,866
65,900	ITOCHU Corp.	696,644
54,100	Japan Tobacco, Inc.	1,678,192
38,500	JSR Corp.	554,974
86,400	KDDI Corp.	1,933,900
1,200	Keyence Corp.	535,894
57,200	Konica Minolta Holdings, Inc.	602,588
102,900	Leopalace21 Corp.	480,156
16,500	Makita Corp.	877,683
46,000	Minebea Co.	488,308
13,800	Miraca Holdings, Inc.	585,235
47,600	MISUMI Group, Inc.	491,229
21,000	Mitsubishi Corp.	344,223
151,000	Mitsubishi Heavy Industries Ltd.	675,308
533,100	Mitsubishi UFJ Financial Group, Inc.	3,221,118
76,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	337,457
38,000	Mitsui Fudosan Co., Ltd.	1,041,633
4,200	Murata Manufacturing Co., Ltd.	542,533
44,000	NGK Insulators Ltd.	841,958
14,000	Nidec Corp.	962,724
4,900	Nintendo Co., Ltd.	825,904
6,900	Nitori Holdings Co., Ltd.	540,299
9,800	Nitto Denko Corp.	586,949
10,780	Nomura Research Institute Ltd.	413,814
32,200	Olympus Corp.	1,004,586
144,700	ORIX Corp.	1,866,535
33,200	Seven & I Holdings Co., Ltd.	1,515,021
184,800	Seven Bank Ltd.	799,828
245,000	Shinsei Bank	503,633
33,900	SoftBank Corp.	1,567,530
65,300	Sony Corp.	1,600,642
42,200	Sony Financial Holdings, Inc.	692,626
188,000	Sumitomo Chemical Co., Ltd.	950,665
16,400	Sumitomo Mitsui Financial Group, Inc.	621,893
186,000	Sumitomo Mitsui Trust Holdings, Inc.	681,698
33,400	Suzuki Motor Corp.	1,027,048
74,000	TAISEI Corp.	482,413

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Number of Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
10,100	TDK Corp.	$571,234
12,100	Tokio Marine Holdings, Inc.	452,056
67,800	Toyota Motor Corp.	3,969,549
22,100	Trend Micro, Inc.	780,665
20,900	Yamaha Motor Co., Ltd.	420,472

		52,903,382

	Jersey - 1.15%
10,672	Randgold Resources Ltd.	628,847
34,845	Shire Plc	2,382,065
14,431	Wolseley Plc	844,124

		3,855,036

	Malaysia - 0.30%
538,500	Gamuda Bhd	537,734
1,255,400	YTL Corp.	457,189

		994,923

	Mexico - 1.28%
512,000	America Movil SAB de CV - Series L	425,533
303,100	Bolsa Mexicana de Valores SA - Series A	475,496
37,600	Fomento Economico Mexicano SAB de CV	336,167
53,400	Gruma SAB de CV - Series B	734,432
86,300	Grupo Aeroportuario del Pacifico SAB de CV - Series B	750,439
97,000	Grupo Financiero Banorte SAB de CV - Series O	475,793
180,000	Grupo Mexico SAB de CV - Series B	435,389
35,900	Grupo Televisa SAB	186,966
41,700	Infraestructura Energetica Nova SAB de CV	170,698
79,000	Megacable Holdings SAB de CV	287,402

		4,278,315

	Netherlands - 2.19%
34,072	Altice NV - Class A (a)	712,903
23,768	Altice NV - Class B (a)	530,240
145,051	ING Groep NV	2,055,024
56,972	Koninklijke Ahold NV	1,111,418
33,298	Reed Elsevier NV	543,987
59,268	Unilever NV	2,375,770

		7,329,342

	Norway - 0.55%
59,673	Statoil ASA	869,978
24,459	Yara International ASA	975,734

		1,845,712

	Panama - 0.07%
5,300	Copa Holdings SA - Class A	222,229

	Philippines - 0.25%
1,800,900	Alliance Global Group, Inc.	591,674
142,099	Metropolitan Bank & Trust Co.	248,248

		839,922

	Poland - 0.09%
14,847	Bank Handlowy w Warszawie SA	316,374

	Republic of Korea - 3.04%
2,899	Amorepacific Corp.	944,693
17,078	Daewoo International Corp.	300,455
11,623	Dongbu Insurance Co., Ltd.	602,813
4,601	Hyundai Motor Co.	639,356
7,062	KEPCO Plant Service & Engineering Co., Ltd.	722,819
4,670	LG Chemical Ltd.	1,132,001
560	LG Household & Health Care Ltd.	405,266
2,738	Medy-Tox, Inc.	990,436

Number of Shares		Value
	Republic of Korea (Continued)
1,902	NCsoft Corp.	$304,097
3,963	POSCO	560,348
2,633	Samsung Electronics Co., Ltd.	2,526,242
10,079	Shinhan Financial Group Co. Ltd.	352,483
6,278	SK Hynix, Inc.	179,052
2,319	SK Telecom Co., Ltd.	514,437

		10,174,498

	Russian Federation - 0.73%
1,335	Magnit	237,459
22,120	MMC Norilsk Nickel	317,842
12,895	NovaTek OAO	1,196,328
609,920	Sberbank Of Russia	705,289

		2,456,918

	Singapore - 0.67%
170,500	CapitaLand Ltd.	321,941
112,300	DBS Group Holdings Ltd.	1,281,831
48,081	United Overseas Bank Ltd.	627,799

		2,231,571

	South Africa - 1.44%
38,509	Barclays Africa Group Ltd.	473,497
20,162	Capitec Bank Holdings Ltd.	729,702
39,987	MTN Group Ltd.	514,205
143,100	Nampak Ltd.	266,097
13,290	Naspers Ltd.	1,665,598
62,823	Netcare Ltd.	164,955
8,962	Sasol Ltd.	251,050
156,900	Telkom SA SOC Ltd.	754,357

		4,819,461

	Spain - 1.40%
24,258	Amadeus IT Holding SA	1,039,344
197,260	Iberdrola SA	1,314,394
34,090	Inditex de Diseno Textil SA	1,143,094
7,483	Red Electrica Corporacion SA	621,360
46,696	Telefonica SA	566,518

		4,684,710

	Sweden - 3.07%
91,671	Alfa Laval AB	1,500,733
45,747	Hennes & Mauritz AB - Series B	1,671,430
40,039	Lundin Petroleum AB (a)	516,741
210,971	Nordea Bank AB	2,353,702
120,121	Sandvik AB	1,023,234
44,000	Svenska Cellulosa AB - Series B	1,231,214
60,372	Swedbank AB - Series A	1,335,450
116,506	TeliaSonera AB	628,874

		10,261,378

	Switzerland - 6.52%
9,593	Adecco SA	702,549
55,172	Clariant AG	929,211
21,848	Julius Baer Group Ltd.	992,161
60,918	Nestle SA	4,581,380
59,935	Novartis AG	5,508,739
1,883	Partners Group Holding AG	638,222
7,632	Roche Holding AG	2,026,079
4,426	Sulzer AG	433,687
6,662	Syngenta AG	2,134,577
93,630	UBS Group AG	1,731,044
8,668	Zurich Financial Services AG	2,128,048

		21,805,697

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Number of Shares		Value
	COMMON STOCKS (Continued)
	Taiwan - 2.31%
106,000	Advantech Co., Ltd.	$727,918
883,056	Cathay Financial Holding Co., Ltd.	1,209,477
939,000	E.SUN Financial Holdings Co., Ltd.	553,471
28,000	Eclat Textile Co., Ltd.	444,602
151,000	Far EasTone Telecommunications Co., Ltd.	325,660
334,000	Fubon Financial Holding Co., Ltd.	522,857
15,000	Hermes Microvision, Inc.	571,785
3,000	Largan Precision Co., Ltd.	234,135
45,750	Merida Industry Co., Ltd.	247,054
635,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,544,875
287,000	Vanguard International Semiconductor Corp.	326,872

		7,708,706

	Thailand - 0.32%
149,800	CP ALL PCL	197,852
168,800	Intouch Holdings Plc	338,655
113,100	Kasikornbank Public Co., Ltd.	532,210

		1,068,717

	Turkey - 0.28%
74,811	Aygaz AS	241,034
27,841	Tupras Turkiye Petroleum Rafinerileri AS (a)	682,381

		923,415

	United Kingdom - 13.45%
53,717	AMEC Foster Wheeler Plc	583,512
169,320	Aviva Plc	1,158,072
13,199	Babcock International Group Plc	182,597
300,594	Barclays Plc	1,112,432
148,332	BG Group Plc	2,139,813
7,661	British American Tobacco Plc	422,700
38,221	Capita Plc	694,167
294,271	Centrica Plc	1,022,302
13,791	Croda International Plc	565,894
97,053	Diageo Plc	2,607,506
95,449	Direct Line Insurance Group Plc	541,591
61,442	GlaxoSmithKline Plc	1,179,308
25,946	Hikma Pharmaceuticals Plc	896,269
362,644	HSBC Holdings Plc	2,735,675
57,691	Imperial Tobacco Group Plc	2,982,547
15,124	InterContinental Hotels Group Plc	523,960
107,087	International Consolidated Airlines Group SA (a)	959,394
564,300	ITV Plc	2,102,831
12,864	Johnson Matthey Plc	476,942
2,404,062	Lloyds Banking Group Plc	2,736,921
26,053	London Stock Exchange Group Plc	954,950
46,042	Meggitt Plc	332,152
38,730	Mondi Plc	811,747
63,784	Prudential Plc	1,345,617
29,440	Rio Tinto Plc	987,802
65,345	Rolls-Royce Holdings Plc (a)	670,318
121,985	Royal Dutch Shell Plc - Class A	2,879,696
33,364	SABMiller Plc	1,889,325
15,960	Schroders Plc	678,172
31,246	St. James’s Place Plc	402,139
642,754	Taylor Wimpey Plc	1,904,331
402,708	Tesco Plc	1,118,556
27,148	Unilever Plc	1,105,729
1,002,963	Vodafone Group Plc	3,163,420
26,485	Weir Group Plc	469,881

Number of Shares		Value
	United Kingdom (Continued)
8,861	Whitbread Plc	$627,768

		44,966,036

	Total Common Stocks (Cost $325,208,641)	321,989,447

	INVESTMENT COMPANIES - 0.30%
	United States - 0.30%
31,000	Deutsche X-trackers Harvest CSI 300 China A - Shares ETF	1,002,540

	Total Investment Companies (Cost $1,651,615)	1,002,540

	PREFERRED STOCKS - 0.21%
	Brazil - 0.21%
45,300	Braskem SA	191,507
13,500	Cia Brasileira de Distribuicao Grupo Pao de Acucar	169,750
50,598	Itau Unibanco Holding SA	336,044

	Total Preferred Stocks (Cost $1,417,637)	697,301

	REAL ESTATE INVESTMENT TRUSTS - 0.71%
	Australia - 0.29%
1	SCA Property Group	1
136,587	Westfield Corp.	961,125

		961,126

	Japan - 0.08%
150	Nippon Prologis REIT, Inc.	272,173

	United Kingdom - 0.34%
89,794	British Land Co. Plc	1,140,347

	Total Real Estate Investment Trusts (Cost $1,794,671)	2,373,646

	SHORT TERM INVESTMENTS - 1.99%
	Money Market Funds - 1.81%
6,040,431	Federated Prime Obligations Fund Effective Yield, 0.10% (c)	6,040,431

Principal Amount
	U.S. Treasury Bills
	United States Treasury Bills
$280,000	(0.018)%, 10/22/2015	279,994
280,000	(0.018)%, 10/29/2015	279,987
30,000	(0.023)%, 11/19/2015	29,997

		589,978

	Total Short Term Investments (Cost $6,630,409)	6,630,409

	Total Investments (Cost $336,702,973) - 99.52%	332,693,343
	Other Assets in Excess of Liabilities - 0.48%	1,617,537

	TOTAL NET ASSETS - 100.00%	$334,310,880

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	These securities have been deemed illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $512,202, which represents 0.15% of total net assets.
(c)	Seven-day yield as of September 30, 2015.

See notes to financial statements.

GuideMark® World ex-US Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY (Unaudited)

September 30, 2015

COMMON STOCKS
Aerospace & Defense	1.47%
Airlines	0.35%
Auto Components	1.32%
Automobiles	2.80%
Banks	13.38%
Beverages	2.77%
Biotechnology	0.30%
Building Products	0.40%
Capital Markets	1.93%
Chemicals	4.82%
Commercial Services & Supplies	0.27%
Communications Equipment	0.05%
Construction & Engineering	0.31%
Construction Materials	0.52%
Consumer Finance	0.69%
Containers & Packaging	0.08%
Diversified Consumer Services	0.07%
Diversified Financial Services	1.63%
Diversified Telecommunication Services	3.75%
Electric Utilities	0.58%
Electrical Equipment	0.92%
Electronic Equipment, Instruments & Components	1.81%
Energy Equipment & Services	0.23%
Food & Staples Retailing	1.32%
Food Products	3.22%
Gas Utilities	0.26%
Health Care Equipment & Supplies	0.42%
Health Care Providers & Services	0.77%
Hotels, Restaurants & Leisure	1.12%
Household Durables	1.36%
Household Products	0.12%
Independent Power & Renewable Electricity Producers	0.05%
Industrial Conglomerates	0.61%
Insurance	5.82%
Internet & Catalog Retail	0.32%
Internet Software & Services	1.42%
IT Services	0.91%
Leisure Products	0.07%
Machinery	2.23%
Media	2.94%
Metals & Mining	1.26%
Multiline Retail	0.13%

Multi-Utilities	0.83%
Oil & Gas	6.20%
Paper & Forest Products	0.77%
Personal Products	0.98%
Pharmaceuticals	7.22%
Professional Services	0.56%
Real Estate Management & Development	2.43%
Road & Rail	0.60%
Semiconductor & Semiconductor Equipment	1.84%
Software	0.83%
Specialty Retail	1.42%
Technology Hardware, Storage & Peripherals	0.40%
Textiles, Apparel & Luxury Goods	0.99%
Thrifts & Mortgage Finance	0.18%
Tobacco	1.78%
Trading Companies & Distributors	0.98%
Transportation Infrastructure	0.41%
Water Utilities	0.29%
Wireless Telecommunication Services	2.80%

TOTAL COMMON STOCKS	96.31%

INVESTMENT COMPANIES
Exchange Traded Funds	0.30%

TOTAL INVESTMENT COMPANIES	0.30%

PREFERRED STOCKS
Banks	0.10%
Chemicals	0.06%
Food & Staples Retailing	0.05%

TOTAL PREFERRED STOCKS	0.21%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.71%

TOTAL REAL ESTATE INVESTMENT TRUSTS	0.71%

SHORT TERM INVESTMENTS
Money Market Funds	1.81%
U.S. Treasury Bill	0.18%

TOTAL SHORT TERM INVESTMENTS	1.99%

TOTAL INVESTMENTS	99.52%
Other Assets in Excess of Liabilities	0.48%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

See notes to financial statements.

GuideMark® Opportunistic Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Number of Shares		Value
	COMMON STOCKS - 93.27%
	Aerospace & Defense - 1.57%
2,285	TransDigm Group, Inc. (a)	$485,357
13,426	United Technologies Corp.	1,194,780

		1,680,137

	Air Freight & Logistics - 2.60%
59,420	Hub Group, Inc. - Class A (a)	2,163,482
6,246	United Parcel Service, Inc. - Class B	616,418

		2,779,900

	Airlines - 0.28%
5,690	United Continental Holdings, Inc. (a)	301,855

	Auto Components - 2.07%
37,650	BorgWarner, Inc.	1,565,863
8,490	Delphi Automotive Plc (b)	645,580

		2,211,443

	Automobiles - 0.26%
20,339	Ford Motor Co.	276,000

	Banks - 5.79%
42,630	BankUnited, Inc.	1,524,023
25,610	Citigroup, Inc.	1,270,512
10,789	PNC Financial Services Group, Inc.	962,379
32,040	Popular, Inc.	968,569
17,546	U.S. Bancorp (b)	719,561
14,363	Wells Fargo & Co.	737,540

		6,182,584

	Beverages - 2.12%
15,940	Coca-Cola Enterprises, Inc.	770,699
3,800	Constellation Brands, Inc.	475,798
8,197	Molson Coors Brewing Co. - Class B	680,515
3,567	PepsiCo, Inc.	336,368

		2,263,380

	Biotechnology - 2.33%
23,720	ARIAD Pharmaceuticals, Inc. (a)	138,525
9,500	Celgene Corp. (a)	1,027,615
17,510	Merrimack Pharmaceuticals, Inc. (a)(b)	149,010
6,750	PTC Therapeutics, Inc. (a)(b)	180,225
3,990	United Therapeutics Corp. (a)	523,647
4,505	Vertex Pharmaceuticals, Inc. (a)	469,151

		2,488,173

	Capital Markets - 1.80%
51,515	Franklin Resources, Inc. (b)	1,919,449

	Chemicals - 1.03%
6,190	Eastman Chemical Co.	400,617
2,532	Innophos Holdings, Inc.	100,368
1,495	Praxair, Inc.	152,281
10,620	The Dow Chemical Co. (b)	450,288

		1,103,554

	Commercial Services & Supplies - 1.20%
13,203	Republic Services, Inc.	543,964
24,466	The ADT Corp. (b)	731,533

		1,275,497

	Communications Equipment - 2.07%
11,083	Motorola Solutions, Inc.	757,855
5,210	Palo Alto Networks, Inc. (a)	896,120
10,408	QUALCOMM, Inc.	559,222

		2,213,197

Number of Shares		Value
	Construction Materials - 0.39%
4,650	Vulcan Materials Co.	$414,780

	Containers & Packaging - 0.23%
6,161	Bemis Company, Inc.	243,791

	Diversified Consumer Services - 0.44%
17,250	Service Corp. International	467,475

	Diversified Financial Services - 0.42%
4,840	CME Group, Inc.	448,862

	Diversified Telecommunication Services - 0.74%
18,177	Verizon Communications, Inc. (b)	790,881

	Electrical Equipment - 0.37%
8,832	Emerson Electric Co.	390,109

	Food & Staples Retailing - 1.30%
19,866	SYSCO Corp.	774,178
9,418	Wal-Mart Stores, Inc.	610,663

		1,384,841

	Food Products - 1.74%
23,775	Post Holdings, Inc. (a)	1,405,102
10,984	Unilever Plc - ADR	447,928

		1,853,030

	Gas Utilities - 0.86%
8,918	AmeriGas Partners, L.P. (b)	370,365
10,988	National Fuel Gas Co. (b)	549,180

		919,545

	Health Care Equipment & Supplies - 1.20%
10,670	Steris Corp. (b)	693,230
3,950	The Cooper Companies, Inc.	587,997

		1,281,227

	Health Care Providers & Services - 2.43%
22,490	LifePoint Hospitals, Inc. (a)	1,594,541
12,031	Owens & Minor, Inc. (b)	384,270
9,975	Quest Diagnostics, Inc.	613,163

		2,591,974

	Hotels, Restaurants & Leisure - 0.69%
5,610	Starbucks Corp.	318,872
5,265	Yum Brands, Inc.	420,937

		739,809

	Household Durables - 4.48%
48,612	Jarden Corp. (a)(b)	2,376,154
16,360	Whirlpool Corp.	2,409,174

		4,785,328

	Household Products - 0.54%
5,302	Kimberly-Clark Corp.	578,130

	Insurance - 6.54%
39,025	Brown & Brown, Inc.	1,208,604
3,679	CNA Financial Corp.	128,507
41,315	Loews Corp.	1,493,124
32,780	MetLife, Inc.	1,545,577
63,450	Willis Group Holdings Plc (b)	2,599,547

		6,975,359

	Internet & Catalog Retail - 1.42%
1,521	Amazon.com, Inc. (a)	778,585
599	The Priceline Group, Inc. (a)	740,879

		1,519,464

See notes to financial statements.

GuideMark® Opportunistic Equity Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Number of Shares		Value
	COMMON STOCKS (Continued)
	Internet Software & Services - 4.38%
10,225	Facebook, Inc. - Class A (a)	$919,227
4,009	Google, Inc. - Class A (a)	2,559,225
1,187	Google, Inc. - Class C (a)(b)	722,195
6,641	j2 Global, Inc. (b)	470,515

		4,671,162

	IT Services - 3.28%
2,010	Alliance Data Systems Corp. (a)(b)	520,549
6,190	MasterCard, Inc. - Class A (b)	557,843
31,481	The Western Union Co. (b)	577,991
27,490	Vantiv, Inc. - Class A (a)	1,234,851
8,680	Visa, Inc. - Class A (b)	604,649

		3,495,883

	Leisure Products - 0.30%
6,610	Brunswick Corp. (b)	316,553

	Machinery - 4.83%
2,090	Caterpillar, Inc.	136,602
57,660	Colfax Corp. (a)(b)	1,724,611
19,485	Deere & Co. (b)	1,441,890
18,971	Parker Hannifin Corp. (b)	1,845,878

		5,148,981

	Media - 4.75%
8,605	Cinemark Holdings, Inc.	279,577
12,910	Comcast Corp. - Class A	734,321
10,147	Omnicom Group, Inc.	668,687
5,841	Shaw Communications, Inc. - Class B	113,315
13,825	Thomson Reuters Corp.	556,595
100,305	Twenty-First Century Fox, Inc. - Class B	2,715,256

		5,067,751

	Metals & Mining - 0.66%
6,027	Compass Minerals International, Inc.	472,336
6,124	Nucor Corp. (b)	229,956

		702,292

	Multiline Retail - 1.21%
10,978	Kohl’s Corp. (b)	508,391
4,999	Macy’s, Inc.	256,549
6,726	Target Corp.	529,067

		1,294,007

	Multi-Utilities - 0.44%
11,200	Vectren Corp.	470,512

	Oil & Gas - 4.32%
3,948	Chevron Corp. (b)	311,418
13,065	Cimarex Energy Co.	1,338,901
36,690	CONSOL Energy, Inc. (b)	359,562
6,450	Exxon Mobil Corp. (b)	479,558
6,282	Martin Midstream Partners LP	153,281
10,580	Occidental Petroleum Corp.	699,867
8,035	Tesoro Corp. (b)	781,323
8,160	Valero Energy Corp.	490,416

		4,614,326

	Pharmaceuticals - 4.91%
4,880	Allergan Plc (a)	1,326,433
5,140	Jazz Pharmaceuticals Plc (a)	682,643
20,950	Teva Pharmaceutical Industries Ltd. - ADR	1,182,837
11,495	Valeant Pharmaceuticals International, Inc. (a)	2,050,478

		5,242,391

Number of Shares		Value
	Professional Services - 0.45%
5,830	ManpowerGroup, Inc.	$477,419

	Real Estate Management & Development - 0.37%
12,300	CBRE Group, Inc. - Class A (a)	393,600

	Road & Rail - 0.65%
7,790	Union Pacific Corp.	688,714

	Semiconductor & Semiconductor Equipment - 2.31%
8,290	Analog Devices, Inc.	467,639
26,080	Intel Corp. (b)	786,051
18,930	Linear Technology Corp.	763,826
47,870	ON Semiconductor Corp. (a)	449,978

		2,467,494

	Software - 3.60%
46,189	Microsoft Corp. (b)	2,044,325
7,000	Red Hat, Inc. (a)(b)	503,160
9,750	salesforce.com, Inc. (a)	676,942
2,310	ServiceNow, Inc. (a)(b)	160,430
8,290	Splunk, Inc. (a)	458,852

		3,843,709

	Specialty Retail - 2.84%
9,120	Five Below, Inc. (a)	306,250
5,290	Home Depot, Inc.	610,942
9,920	Lowe’s Companies, Inc.	683,686
2,800	Signet Jewelers Ltd. (b)	381,164
14,645	The TJX Companies, Inc.	1,045,946

		3,027,988

	Technology Hardware, Storage & Peripherals - 3.49%
33,740	Apple, Inc.	3,721,522

	Textiles, Apparel & Luxury Goods - 0.61%
9,520	VF Corp.	649,359

	Thrifts & Mortgage Finance - 1.49%
114,960	Nationstar Mortgage Holdings, Inc. (a)(b)	1,594,495

	Trading Companies & Distributors - 1.17%
13,890	Aircastle Ltd. (b)	286,273
17,190	Fastenal Co. (b)	629,326
5,428	MSC Industrial Direct Co., Inc.	331,271

		1,246,870

	Wireless Telecommunication Services - 0.30%
9,247	Rogers Communications, Inc. - Class B (b)	318,837

	Total Common Stocks (Cost $90,654,775)	99,533,639

	REAL ESTATE INVESTMENT TRUSTS - 3.87%
	Real Estate Investment Trusts - 3.87%
12,217	Communications Sales & Leasing, Inc. (b)	218,684
10,782	CyrusOne, Inc.	352,140
28,877	Iron Mountain, Inc.	895,765
63,475	iStar Financial, Inc. (a)	798,516
25,520	Starwood Property Trust, Inc. (b)	523,670
15,833	The Geo Group, Inc.	470,874
8,140	Ventas, Inc.	456,328
15,000	Weyerhaeuser Co.	410,100

	Total Real Estate Investment Trusts (Cost $3,946,558)	4,126,077

See notes to financial statements.

GuideMark® Opportunistic Equity Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Number of Shares		Value
	SHORT TERM INVESTMENTS - 2.12%
	Money Market Funds - 2.12%
2,264,168	Federated Prime Obligations Fund Effective Yield, 0.10% (c)	$2,264,168

	Total Short Term Investments (Cost $2,264,168)	2,264,168

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 15.13%
	Money Market Funds - 15.13%
16,141,334	Mount Vernon Prime Portfolio Effective Yield, 0.24% (c)	16,141,334

	Total Investments Purchased as Securities Lending Collateral (Cost $16,141,334)	16,141,334

	Total Investments (Cost $113,006,835) - 114.39%	122,065,218
	Liabilities in Excess of Other Assets - (14.39)%	(15,351,794)

	TOTAL NET ASSETS - 100.00%	$106,713,424

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of September 30, 2015.

See notes to financial statements.

GuideMark® Global Real Return Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Number of Shares		Value
	INVESTMENT COMPANIES - 91.50%
	Exchange Traded Funds - 91.50%
36,881	Energy Select Sector SPDR Fund	$2,257,117
516,413	PowerShares DB Commodity Index Tracking Fund (a)	7,823,657
61,482	PowerShares Global Agriculture Portfolio	1,447,286
166,292	SPDR Barclays TIPS ETF (a)	9,182,644
62,618	SPDR DB International Government Inflation-Protected Bond ETF	3,258,641
115,507	SPDR Dow Jones International Real Estate ETF	4,544,046
52,614	SPDR Dow Jones REIT ETF	4,533,748
366,801	SPDR S&P Global Natural Resources ETF	11,910,029
65,857	SPDR S&P International Energy Sector ETF	1,024,076
12,345	SPDR S&P Metals and Mining ETF	206,409

		46,187,653

	Total Investment Companies (Cost $55,462,178)	46,187,653

	SHORT TERM INVESTMENTS - 8.66%
	Money Market Funds - 8.66%
4,374,087	Federated Prime Obligations Fund Effective Yield, 0.10% (b)	4,374,087

	Total Short Term Investments (Cost $4,374,087)	4,374,087

	Total Investments (Cost $59,836,265) - 100.16%	50,561,740
	Liabilities in Excess of Other Assets - (0.16)%	(80,263)

	TOTAL NET ASSETS - 100.00%	$50,481,477

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Seven-day yield as of September 30, 2015.

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Principal Amount		Value
	ASSET BACKED SECURITIES - 10.50%
22,760	Accredited Mortgage Loan Trust Series 2005-A1, 0.440%, 09/25/2035 (a)	$22,782
895,000	Ally Auto Receivables Trust Series 2015-A3, 1.390%, 09/16/2019	897,902
305,000	Ally Master Owner Trust Series 2014-A2, 1.600%, 10/15/2019	306,860
21,526	American Credit Acceptance Receivables Trust Series 2013-A, 1.450%, 04/16/2018 (Acquired 03/20/2013 and 02/27/2014, Cost $21,525) (b)	21,527
1,125,000	American Express Credit Account Master Trust Series 2014-A, 1.260%, 01/15/2020	1,129,678
	AmeriCredit Automobile Receivables Trust
220,967	Series 2012-B, 1.120%, 11/08/2017	221,026
845,000	Series 2014-A3, 1.150%, 06/10/2019	846,420
305,000	AMMC CDO Series 2014-A1L, 1.745%, 07/27/2026 (Acquired 06/12/2014, Cost $304,372) (a)(b)	303,017
500,000	Apidos CLO XII Series 2013-A, 1.274%, 04/15/2025 (Acquired 03/15/2013, Cost $500,000) (a)(b)	490,750
257,536	Ares XXX CLO Ltd. Series 2014-A2, 1.137%, 04/20/2023 (Acquired 05/08/2014, Cost $255,321) (a)(b)	256,532
	ARI Fleet Lease Trust
48,787	Series 2012-A, 0.507%, 01/15/2021 (Acquired 10/16/2012, Cost $48,787) (a)(b)	48,711
260,000	Series 2014-A3, 1.550%, 11/15/2022 (Acquired 04/01/2014, Cost $259,928) (b)	261,793
270,000	Atlas Senior Loan Fund Ltd. Series 2014-A, 1.829%, 10/15/2026 (Acquired 08/28/2014, Cost $269,865) (a)(b)	268,515
232,189	Atrium VII Series AR, 1.421%, 11/16/2022 (Acquired 08/06/2014, Cost $232,189) (a)(b)	231,702
500,000	Atrium IX Series A, 1.498%, 02/28/2024 (Acquired 01/24/2013, Cost $500,000) (a)(b)	495,050
500,000	Atrium X Series A, 1.409%, 07/16/2025 (Acquired 04/25/2013, Cost $499,250) (a)(b)	489,900
235,328	Avalon IV Capital Ltd. Series 2012-AR, 1.459%, 04/17/2023 (Acquired 04/02/2014, Cost $235,328) (a)(b)	234,952
825,000	Babson CLO Ltd. Series 2013-A, 1.274%, 04/20/2025 (Acquired 05/03/2013, Cost $825,000) (a)(b)	811,387
	Capital Auto Receivables Asset Trust
1,240,000	Series 2013-A3, 1.090%, 03/20/2018	1,239,316
315,000	Series 2014-A3, 1.320%, 06/20/2018	315,615
1,225,000	Capital One Multi-Asset Execution Trust Series 2014-A5, 1.480%, 07/15/2020	1,233,814
	Carlyle Global Market Strategies
555,000	Series 2013-A1A, 1.409%, 07/15/2025 (Acquired 06/10/2013, Cost $553,834) (a)(b)	545,010
250,000	Series 2014-B, 2.624%, 10/15/2026 (Acquired 03/05/2015, Cost $251,326) (a)(b)	250,650
320,000	Series 2015-A1, 1.744%, 04/27/2027 (Acquired 04/01/2015, Cost $320,000) (a)(b)	318,016

Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
235,000	CarMax Auto Owner Trust Series 2013-A4, 1.490%, 01/15/2019	$236,072
	Cent CLO LP
325,000	Series 2013-A, 1.724%, 01/25/2026 (Acquired 12/18/2013, Cost $325,000) (a)(b)	323,700
325,000	Series 2015-A1, 1.760%, 04/17/2026 (Acquired 03/19/2015, Cost $325,000) (a)(b)	321,880
345,000	Chase Issuance Trust Series 2007-B1, 0.457%, 04/15/2019 (a)	343,419
	CIFC Funding Ltd.
365,000	Series 2013-A1, 1.324%, 04/16/2025 (Acquired 02/22/2013, Cost $365,000) (a)(b)	358,904
295,000	Series 2014-A1L, 1.809%, 05/24/2026 (Acquired 07/02/2014, Cost $294,911) (a)(b)	292,876
63,710	Conseco Finance Securitizations Corp. Series 2000-A6, 8.310%, 05/01/2032 (a)	41,752
	CPS Auto Receivables Trust
110,889	Series 2013-A, 1.640%, 04/16/2018 (Acquired 09/24/2013, Cost $110,876) (b)	110,764
42,747	Series 2013-A, 1.540%, 07/16/2018 (Acquired 12/10/2013, Cost $42,743) (b)	42,659
48,476	Series 2014-A, 1.210%, 08/15/2018 (Acquired 03/10/2014, Cost $48,471) (b)	48,383
40,165	Series 2012-A, 1.820%, 12/16/2019 (Acquired 09/11/2012, Cost $40,164) (b)	40,114
63,009	Series 2012-A, 1.480%, 03/16/2020 (Acquired 12/07/2012, Cost $63,001) (b)	62,918
85,015	Series 2013-A, 1.310%, 06/15/2020 (Acquired 03/12/2013, Cost $85,004) (b)	84,436
250,000	Credit Acceptance Auto Loan Trust Series 2014-A, 1.880%, 03/15/2022 (Acquired 09/18/2014, Cost $249,955) (b)	250,100
195,000	Drive Auto Receivables Trust Series 2015-B, 2.120%, 06/17/2019 (Acquired 05/20/2015, Cost $194,984) (b)	195,359
425,000	Dryden XXVI Senior Loan Fund Series 2013-A, 1.389%, 07/15/2025 (Acquired 02/20/2013, Cost $425,000) (a)(b)	417,095
390,000	Dryden 33 Senior Loan Fund Series 2014-A, 1.769%, 07/15/2026 (Acquired 04/09/2014, Cost $390,000) (a)(b)	388,713
270,000	Dryden 38 Senior Loan Fund Series 2015-A, 1.730%, 07/15/2027 (Acquired 03/25/2015, Cost $270,000) (b)	267,462
213,013	DT Auto Owner Trust Series 2015-A, 1.060%, 09/17/2018 (Acquired 02/18/2015, Cost $213,011) (b)	212,906
114,250	First Investors Auto Owner Trust Series 2013-A2, 1.230%, 03/15/2019 (Acquired 06/13/2013, Cost $114,236) (b)	114,283
415,000	Flatiron CLO Ltd. Series 2014-A1, 1.669%, 07/17/2026 (Acquired 06/05/2014, Cost $414,585) (a)(b)	412,095
580,000	Ford Credit Auto Lease Trust Series 2014-A4, 0.900%, 06/15/2017	580,395
965,000	Ford Credit Auto Owner Trust Series 2015-B, 2.030%, 08/15/2020	973,478
790,000	Ford Credit Floorplan Master Owner Trust A Series 2014-A1, 1.400%, 08/15/2019	791,906

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
370,000	Galaxy XIX, CLO Ltd. Series 2015-A1A, 1.843%, 01/24/2027 (Acquired 01/29/2015, Cost $369,441) (a)(b)	$369,186
100,000	GCO Education Loan Funding Trust Series 2006-A11L, 0.559%, 05/25/2036 (a)	89,428
300,000	GTP Acquisition Partners I LLC Series 2015-1-2, 3.482%, 06/16/2025 (Acquired 05/20/2015, Cost $300,000) (b)	300,072
	HLSS Servicer Advance Receivables Backed Note
370,000	Series 2013-A2, 1.495%, 01/16/2046 (Acquired 01/16/2013 through 01/29/2014, Cost $370,733) (b)	369,659
435,000	Series 2013-A3, 1.793%, 05/15/2046 (Acquired 05/17/2013 and 08/28/2013, Cost $431,753) (b)	430,768
175,000	Series 2013-A3, 2.289%, 01/15/2048 (Acquired 01/16/2013, Cost $175,000) (a)(b)	174,047
585,000	Hyundai Auto Receivables Trust Series 2014-A3, 0.790%, 07/16/2018	585,093
390,000	Limerock CLO Series 2014-A, 1.681%, 04/18/2026 (Acquired 02/26/2014, Cost $389,581) (a)(b)	387,894
130,592	M&T Bank Auto Receivables Trust Series 2013-A3, 1.060%, 11/15/2017 (Acquired 06/10/2014, Cost $130,830) (b)	130,759
575,000	Madison Park Funding XI Ltd. Series 2013-A2, 1.594%, 10/23/2025 (Acquired 08/16/2013, Cost $574,425) (a)(b)	567,582
250,000	Madison Park Funding XII Ltd. Series 2014-A, 1.787%, 07/20/2026 (Acquired 05/08/2014, Cost $250,000) (a)(b)	248,475
280,000	Magnetite CLO Ltd. Series 2014-A1, 1.601%, 07/25/2026 (Acquired 06/13/2014, Cost $279,857) (a)(b)	277,676
	Mercedes Benz Auto Lease Trust
525,000	Series 2013-A4, 0.760%, 07/15/2019	525,210
710,000	Series 2014-A4, 0.900%, 12/16/2019	710,119
366,414	Morgan Stanley Capital I, Inc. Trust Series 2003-M1, 1.214%, 10/25/2033 (a)	348,233
	Neuberger Berman CLO Ltd.
275,000	Series 2014-A, 1.779%, 08/04/2025 (Acquired 06/19/2014, Cost $275,000) (a)(b)	273,322
285,000	Series 2014-A1, 1.759%, 04/15/2026 (Acquired 02/11/2014, Cost $283,803) (a)(b)	283,490
560,000	NRZ Advance Receivables Trust Series 2015-AT2, 3.302%, 08/17/2048 (Acquired 08/25/2015, Cost $559,999) (b)	560,828
280,000	Oak Hill Credit Partners Series 2013-A, 1.294%, 04/20/2025 (Acquired 04/17/2013, Cost $280,000) (a)(b)	275,492
325,000	Oaktree EIF II Series A1 Ltd. Series 2015-A, 1.871%, 02/15/2026 (Acquired 02/20/2015, Cost $325,000) (a)(b)	323,603
275,000	OCP CLO Ltd. Series 2015-A1, 1.804%, 04/17/2027 (Acquired 04/10/2015, Cost $274,725) (a)(b)	273,240
410,000	Octagon Investment Partners XVI Ltd. Series 2013-A, 1.294%, 07/17/2025 (Acquired 05/15/2013, Cost $409,344) (a)(b)	402,538
450,000	OZLM Funding Ltd. Series 2013-A1, 1.789%, 01/20/2026 (Acquired 11/22/2013, Cost $449,775) (a)(b)	447,885

Principal Amount		Value
	ASSET BACKED SECURITIES (Continued)
300,000	OZLM XII Ltd. Series 2015-A1, 0.000%, 04/30/2027 (Acquired 04/24/2015, Cost $299,130) (a)(b)	$298,350
	Prestige Auto Receivables Trust
219,117	Series 2013-A3, 1.330%, 05/15/2019 (Acquired 04/03/2013, Cost $219,065) (b)	219,621
135,000	Series 2014-B, 1.910%, 04/15/2020 (Acquired 06/25/2014, Cost $135,026) (b)	135,995
695,000	Race Point VIII CLO Ltd. Series 2013-A, 1.583%, 02/20/2025 (Acquired 02/06/2013, Cost $695,000) (a)(b)	684,019
81,643	Residential Asset Mortgage Products, Inc. Series 2004-AII, 0.674%, 03/25/2034 (a)	81,590
	Santander Drive Auto Receivables Trust
705	Series 2012-B, 1.560%, 08/15/2018	705
300,000	Series 2015-B, 1.830%, 01/15/2020	301,058
250,000	Seneca Park CLO Ltd.
	Series 2014-A, 1.654%, 07/17/2026 (Acquired 05/09/2014, Cost $249,866) (a)(b)	248,375
250,000	Shackleton CLO Ltd. Series 2014-A2, 1.654%, 07/17/2026 (Acquired 06/12/2014, Cost $248,475) (a)(b)	248,575
257,000	Sound Point CLO IV Ltd.
	Series 2013-A, 1.646%, 01/21/2026 (Acquired 03/27/2015, Cost $255,587) (a)(b)	253,453
315,000	Sound Point CLO VIII Ltd. Series 2015-A, 1.819%, 03/13/2027 (Acquired 03/05/2015, Cost $314,213) (a)(b)	312,151
225,000	Springleaf Funding Trust Series 2014-A, 2.410%, 12/15/2022 (Acquired 03/19/2014, Cost $224,963) (b)	225,184
315,000	Symphony CLO Ltd. Series 2012-AR, 1.564%, 07/23/2023 (Acquired 04/08/2015, Cost $314,780) (a)(b)	314,399
325,000	Treman Park CLO LLC Series 2015-A, 1.761%, 04/20/2027 (Acquired 03/05/2015, Cost $325,000) (a)(b)	322,400
620,000	Volkswagen Auto Lease Trust Series 2015-A3, 1.250%, 12/20/2017	618,149
305,000	Voya CLO Ltd. Series 2015-A1, 1.755%, 04/18/2027 (Acquired 03/03/2015, Cost $304,688) (a)(b)	302,560
25,639	Westlake Automobile Receivables Trust Series 2014-A2, 0.700%, 05/15/2017 (Acquired 05/20/2014, Cost $25,637) (b)	25,631

	Total Asset Backed Securities (Cost $31,211,932)	31,099,408

	COLLATERALIZED MORTGAGE OBLIGATIONS - 7.00%
160,000	Aventura Mall Trust Series 2013-A, 3.743%, 12/07/2032 (Acquired 12/10/2013, Cost $164,333) (a)(b)	171,219
184,052	Banc of America Commercial Mortgage Trust Series 2006-A4, 5.948%, 05/10/2045 (a)	185,884
150,000	BB-UBS Trust Series 2012-A, 3.430%, 11/07/2036 (Acquired 12/05/2012, Cost $155,017) (b)	153,767
	Bear Stearns Commercial Mortgage Securities Trust
154,801	Series 2006-A4, 5.201%, 12/11/2038	159,896
66,845	Series 2005-A4, 5.405%, 12/11/2040 (a)	66,854
2,820,559	Series 2006-A4, 5.540%, 09/11/2041	2,877,877
176,816	Series 2007-A4, 5.331%, 02/11/2044	184,641

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
295,000	CD Commercial Mortgage Trust Series 2007-A4, 5.322%, 12/11/2049	$304,797
95,224	Chase Mortgage Financial Trust Series 2007-4A1, 2.581%, 02/25/2037 (a)	91,918
	Citigroup Commercial Mortgage Trust
150,000	Series 2014-A4, 4.023%, 03/12/2047	162,308
145,000	Series 2014-A5, 3.855%, 05/10/2047	154,994
70,596	Series 2006-A3, 5.973%, 03/17/2049 (a)	71,344
83,078	COBALT CMBS Commercial Mortgage Trust Series 2007-A3, 5.484%, 04/15/2047 (a)	87,168
	COMM Mortgage Trust
120,000	Series 2013-A1, 4.353%, 08/12/2030 (Acquired 08/15/2013, Cost $122,200) (b)	131,278
110,000	Series 2013-A4, 4.376%, 07/12/2045 (a)	122,013
110,000	Series 2013-A4, 2.941%, 01/12/2046 (a)	112,383
95,000	Series 2013-A5, 3.612%, 06/12/2046 (a)	100,317
160,000	Series 2014-A5, 3.961%, 03/10/2047	172,286
115,000	Series 2014-A4, 4.006%, 04/12/2047	124,302
145,000	Series 2014-A5, 3.977%, 05/10/2047	156,433
235,000	Series 2014-A5, 3.828%, 07/17/2047	250,205
120,000	Series 2014-A5, 3.694%, 08/12/2047	126,313
240,000	Series 2015-A4, 3.630%, 10/10/2048 (h)	247,197
202,333	Commercial Mortgage Loan Trust Series 2008-A4B, 15.913%, 12/10/2049 (a)	210,655
	Countrywide Home Loans, Inc.
22,925	Series 2004-A2, 2.553%, 11/20/2034 (a)	22,068
109,724	Series 2005-6A1, 0.794%, 03/25/2035 (a)	99,364
103,418	Credit Suisse Commercial Mortgage Trust Series 2006-A3, 5.467%, 09/15/2039	105,686
301,000	CSAIL Commercial Mortage Trust Series 2015-A4, 3.718%, 08/17/2048 (a)	314,967
140,000	DBUBS Mortgage Trust Series 2011-A4, 4.537%, 07/12/2044 (Acquired 06/16/2014, Cost $152,307) (b)	156,170
400,000	Four Times Square Trust Series 2006-A, 5.401%, 12/13/2028 (Acquired 11/06/2012, Cost $446,748) (b)	452,995
145,000	GS Mortgage Securities Corp. II Series 2012-A, 2.954%, 11/07/2034 (Acquired 12/11/2012, Cost $147,553) (b)	146,939
145,000	GS Mortgage Securities Corp. Trust Series 2012-A, 3.551%, 04/12/2034 (Acquired 03/08/2013, Cost $149,606) (b)	152,656
	GS Mortgage Securities Trust
865,000	Series 2013-A2, 3.033%, 11/13/2046	896,829
250,000	Series 2014-A5, 3.998%, 04/12/2047	269,888
175,000	Series 2014-A5, 3.862%, 06/10/2047	186,879
300,000	Hilton USA Trust Series 2013-AFX, 2.662%, 11/07/2030 (Acquired 11/22/2013 and 07/22/2014, Cost $301,534) (b)	301,276
	JP Morgan Chase Commercial Mortgage Securities Trust
144,110	Series 2012-A, 3.905%, 05/07/2030 (Acquired 05/07/2013 and 06/25/2013, Cost $145,016) (b)	152,565
166,864	Series 2006-A4, 6.100%, 04/15/2045 (a)	169,469
155,000	Series 2013-A4, 4.166%, 12/17/2046	169,612
334,456	Series 2006-A3, 5.336%, 05/15/2047	345,871
233,624	Series 2007-A4, 5.883%, 02/12/2049 (a)	245,241

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	JPMBB Commercial Mortgage Securities Trust
1,205,000	Series 2013-ASB, 3.157%, 07/17/2045	$1,253,786
145,000	Series 2014-A4, 3.997%, 04/17/2047	156,550
120,000	Series 2014-A5, 3.775%, 08/16/2047	127,365
295,000	Series 2014-A4, 3.801%, 09/17/2047	312,304
265,000	Series 2014-A4, 3.494%, 01/17/2048	274,560
180,058	JPMorgan Commercial Mortgage Securities Corp. Series 2012-A5, 2.840%, 12/17/2047	182,794
	Lehman Brothers-UBS Commercial Mortgage Trust
220,807	Series 2006-A4, 6.029%, 06/15/2038 (a)	224,884
284,878	Series 2007-A3, 5.430%, 02/15/2040	297,070
594,890	Series 2007-A4, 5.424%, 02/15/2040	618,584
192,556	Series 2007-A4, 5.858%, 07/15/2040 (a)	200,977
280,000	Merrill Lynch Mortgage Trust Series 2006-A4, 5.865%, 05/12/2039 (a)	282,897
	ML-CFC Commercial Mortgage Trust
277,623	Series 2007-A4, 5.378%, 08/14/2048	288,138
165,000	Series 2007-A4, 5.700%, 09/12/2049	174,717
	Morgan Stanley Bank of America Merrill Lynch Trust
35,000	Series 2014-A5, 4.064%, 02/15/2047	37,851
175,000	Series 2014-A5, 3.741%, 08/16/2047	184,635
167,000	Series 2015-A4, 3.249%, 02/15/2048	169,345
246,000	Series 2015-A4, 3.306%, 04/17/2048	250,021
	Morgan Stanley Capital I Trust
185,000	Series 2014-A, 3.469%, 08/11/2033 (Acquired 11/13/2014, Cost $189,941) (b)	192,844
220,000	Series 2007-A4, 5.692%, 04/15/2049 (a)	229,761
154,093	Series 2007-A4, 5.809%, 12/12/2049	164,068
130,000	OBP Depositor LLC Trust Series 2010-A, 4.646%, 07/17/2045 (Acquired 08/15/2012, Cost $146,037) (b)	144,238
155,000	Ocwen Master Advance Receivables Trust Series 2015-AT1, 0.000%, 09/17/2046 (Acquired 09/11/2015, Cost $155,000) (a)(b)(h)	155,000
	Springleaf Mortgage Loan Trust
101,213	Series 2013-A, 1.270%, 06/25/2058 (Acquired 04/03/2013, Cost $101,205) (a)(b)	101,374
215,919	Series 2013-A, 1.780%, 12/25/2065 (Acquired 07/03/2013, Cost $213,729) (a)(b)	216,605
155,171	Series 2013-M1, 3.520%, 12/25/2065 (Acquired 07/03/2013, Cost $149,465) (b)	157,354
295,000	Symphony CLO XIV Ltd.
	Series 2014-A2, 1.766%, 07/14/2026 (Acquired 05/06/2014, Cost $295,000) (a)(b)	294,410
365,000	UBS-Barclays Commercial Mortgage Trust 2012-c3 A-4 Series 2012-A4, 3.091%, 08/12/2049 (a)	375,958
223,879	Wachovia Bank Commercial Mortgage Trust Series 2006-A4, 5.308%, 11/15/2048	230,418
1,225,000	Wells Fargo Commercial Mortgage Trust Series 2015-ASB, 3.412%, 09/17/2058	1,276,702
	Wells Fargo-RBS Commercial Mortgage Trust
805,000	Series 2014-A3, 3.660%, 03/15/2047	850,548
175,000	Series 2014-A5, 4.045%, 03/15/2047	189,150
175,000	Series 2014-A5, 3.995%, 05/17/2047	188,409
175,000	Series 2014-A5, 3.678%, 08/16/2047	183,885
120,000	Series 2014-A5, 3.817%, 08/17/2050	127,220

	Total Collateralized Mortgage Obligations (Cost $20,734,287)	20,728,946

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	CORPORATE OBLIGATIONS - 37.78%
	Aerospace & Defense - 0.21%
625,000	Northrop Grumman Corp. 3.850%, 04/15/2045	$564,859
70,000	Raytheon Co. 3.150%, 12/15/2024	70,837

		635,696

	Air Freight & Logistics - 0.02%
	FedEx Corp.
25,000	3.200%, 02/01/2025	24,300
50,000	4.100%, 02/01/2045	45,476

		69,776

	Auto Parts & Equipment - 0.21%
610,000	Delphi Corp. 4.150%, 03/15/2024	616,202

	Automobiles - 0.09%
275,000	General Motors Co. 5.000%, 04/01/2035	255,508

	Banks - 6.40%
275,000	Abbey National Treasury Services PLC/London 2.350%, 09/10/2019	278,599
415,000	ABN AMRO Bank NV 2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $414,087) (b)	414,953
	Bank of America Corp.
1,170,000	2.600%, 01/15/2019	1,182,812
215,000	4.100%, 07/24/2023	223,755
115,000	4.200%, 08/26/2024	115,129
350,000	4.000%, 01/22/2025	343,682
200,000	6.110%, 01/29/2037	230,770
110,000	7.750%, 05/14/2038	150,868
935,000	5.000%, 01/21/2044	988,434
860,000	Bank of New York Mellon Corp. 1.300%, 01/25/2018	858,394
200,000	Barclays Bank Plc 3.750%, 05/15/2024	202,406
220,000	BPCE SA 5.150%, 07/21/2024 (Acquired 01/13/2014, Cost $219,593) (b)	223,997
	Branch Banking & Trust Co.
805,000	1.450%, 10/03/2016	808,802
445,000	3.625%, 09/16/2025	445,038
	Citigroup, Inc.
105,000	4.450%, 01/10/2017	109,217
25,000	8.500%, 05/22/2019	30,208
1,540,000	4.400%, 06/10/2025 (c)	1,551,866
550,000	4.300%, 11/20/2026	545,854
230,000	4.450%, 09/29/2027	228,222
175,000	4.650%, 07/30/2045	175,255
385,000	Deutsche Bank AG 1.350%, 05/30/2017	382,962
375,000	Fifth Third Bancorp 2.875%, 07/27/2020	378,505
760,000	Glitnir Bank 6.693%, 06/15/2016 (Acquired 06/14/2006 and 06/21/2006, Cost $758,848) (a)(d)(e)	15,329
	HSBC Holdings Plc
200,000	4.250%, 08/18/2025	197,472
200,000	6.800%, 06/01/2038	245,456
250,000	HSBC USA, Inc. 2.750%, 08/07/2020	251,330

Principal Amount		Value
	Banks (Continued)
	JPMorgan Chase & Co.
125,000	2.750%, 06/23/2020	$126,152
135,000	4.250%, 10/15/2020	144,805
350,000	4.500%, 01/24/2022	377,951
70,000	3.625%, 05/13/2024	71,050
580,000	3.875%, 09/10/2024	575,533
415,000	4.250%, 10/01/2027	414,265
30,000	5.600%, 07/15/2041	34,407
180,000	5.625%, 08/16/2043	198,784
250,000	Kaupthing Bank Hf 7.125%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (d)(e)	5,003
230,000	KeyCorp 5.100%, 03/24/2021	254,795
300,000	PNC Bank NA 2.400%, 10/18/2019	302,824
535,000	PNC Funding Corp. 3.300%, 03/08/2022	551,383
625,000	SunTrust Banks, Inc. 3.500%, 01/20/2017	640,533
380,000	The Huntington National Bank 1.700%, 02/26/2018	378,439
875,000	Toronto-Dominion Bank 2.625%, 09/10/2018	898,794
1,410,000	U.S. Bancorp 1.950%, 11/15/2018	1,425,335
	Wells Fargo & Co.
400,000	2.150%, 01/15/2019	403,342
260,000	2.150%, 01/30/2020	259,522
100,000	2.600%, 07/22/2020	101,077
175,000	3.300%, 09/09/2024	173,872
300,000	3.550%, 09/29/2025	300,489
80,000	4.100%, 06/03/2026	80,810
295,000	4.300%, 07/22/2027	301,062
326,000	5.606%, 01/15/2044	365,501

		18,965,043

	Beverages - 0.07%
150,000	Anheuser-Busch InBev Worldwide, Inc. 8.200%, 01/15/2039	211,379

	Biotechnology - 0.64%
200,000	AbbVie, Inc. 1.800%, 05/14/2018	199,571
	Amgen, Inc.
150,000	3.625%, 05/22/2024	150,710
200,000	4.950%, 10/01/2041	201,709
345,000	Baxalta, Inc. 4.000%, 06/23/2025 (Acquired 06/18/2015, Cost $342,668) (b)(c)	346,225
270,000	Celgene Corp. 5.250%, 08/15/2043	275,683
230,000	Genzyme Corp. 5.000%, 06/15/2020	258,876
	Gilead Sciences, Inc.
145,000	1.850%, 09/04/2018	146,075
115,000	3.250%, 09/01/2022	116,006
45,000	4.600%, 09/01/2035	45,125
70,000	4.500%, 02/01/2045	67,434
85,000	4.750%, 03/01/2046	85,596

		1,893,010

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Capital Markets - 2.76%
880,000	Bear Stearns Companies, Inc. 7.250%, 02/01/2018	$985,518
	Goldman Sachs Group, Inc.
835,000	5.950%, 01/18/2018	912,539
145,000	2.600%, 04/23/2020	145,486
85,000	2.750%, 09/15/2020	85,491
460,000	4.000%, 03/03/2024	473,967
55,000	3.850%, 07/08/2024	56,127
290,000	3.500%, 01/23/2025	285,743
290,000	6.750%, 10/01/2037	347,012
100,000	6.250%, 02/01/2041	120,834
115,000	5.150%, 05/22/2045	113,303
	Morgan Stanley
350,000	5.950%, 12/28/2017	381,536
200,000	1.875%, 01/05/2018	200,582
275,000	2.500%, 01/24/2019	278,886
880,000	2.650%, 01/27/2020	884,698
10,000	4.875%, 11/01/2022	10,670
125,000	3.700%, 10/23/2024	125,740
770,000	4.350%, 09/08/2026	775,636
160,000	3.950%, 04/23/2027	154,445
160,000	4.300%, 01/27/2045	152,431
295,000	State Street Corp. 2.550%, 08/18/2020	299,102
	The Bank of New York Mellon Corp.
880,000	2.200%, 03/04/2019	889,132
485,000	2.150%, 02/24/2020	485,746

		8,164,624

	Chemicals - 0.81%
40,000	CF Industries, Inc. 5.375%, 03/15/2044	38,975
445,000	Dow Chemical Co. 4.125%, 11/15/2021	465,483
595,000	LYB International Finance BV 4.000%, 07/15/2023	598,758
	Monsanto Co.
915,000	1.150%, 06/30/2017	912,432
430,000	4.400%, 07/15/2044	373,953

		2,389,601

	Commercial Services & Supplies - 0.24%
210,000	Republic Services, Inc. 4.750%, 05/15/2023	231,398
	Waste Management, Inc.
475,000	2.900%, 09/15/2022	471,320
20,000	3.125%, 03/01/2025	19,619

		722,337

	Communications Equipment - 0.17%
	QUALCOMM, Inc.
420,000	3.000%, 05/20/2022	414,500
100,000	4.650%, 05/20/2035	91,447

		505,947

	Construction Materials - 0.07%
200,000	CRH America, Inc. 5.125%, 05/18/2045 (Acquired 05/12/2015, Cost $197,554) (b)	199,477

Principal Amount		Value
	Consumer Finance - 2.48%
	American Express Co.
325,000	3.625%, 12/05/2024	$322,174
457,000	4.050%, 12/03/2042	437,962
	American Express Credit Corp.
520,000	2.375%, 03/24/2017	528,283
775,000	2.125%, 03/18/2019	780,648
580,000	Capital One Financial Corp. 2.450%, 04/24/2019	578,648
	Capital One NA
250,000	1.500%, 09/05/2017	248,951
400,000	1.650%, 02/05/2018	396,262
	Caterpillar Financial Services Corp.
715,000	1.625%, 06/01/2017	721,590
140,000	2.250%, 12/01/2019 (c)	140,602
425,000	Ford Motor Credit Co. LLC 3.157%, 08/04/2020	424,985
	John Deere Capital Corp.
565,000	1.050%, 10/11/2016	566,986
675,000	1.300%, 03/12/2018	674,024
280,000	PACCAR Financial Corp. 2.200%, 09/15/2019	283,220
1,220,000	Toyota Motor Credit Corp. 2.125%, 07/18/2019	1,224,673

		7,329,008

	Diversified Financial Services - 1.42%
105,000	BAT International Finance Plc 2.750%, 06/15/2020 (Acquired 06/10/2015, Cost $104,834) (b)	107,136
380,000	Credit Suisse 1.375%, 05/26/2017	379,746
325,000	Daimler Finance North America LLC 2.450%, 05/18/2020 (Acquired 05/11/2015, Cost $324,363) (b)	317,908
	Ford Motor Credit Co. LLC
200,000	1.461%, 03/27/2017	198,933
200,000	5.875%, 08/02/2021	226,684
	General Electric Capital Corp.
575,000	0.563%, 01/09/2017 (a)	575,248
225,000	5.875%, 01/14/2038	281,159
450,000	Hutchison Whampoa International Ltd. 3.500%, 01/13/2017 (Acquired 09/06/2012, Cost $457,702) (b)	461,786
200,000	1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $199,540) (b)	199,428
200,000	Imperial Tobacco Finance Plc 3.750%, 07/21/2022 (Acquired 07/16/2015, Cost $197,886) (b)	202,189
585,000	National Rural Utilities Cooperative Finance Corp. 5.450%, 04/10/2017	625,268
300,000	NCUA Guaranteed Notes 3.000%, 06/12/2019	319,299
315,000	UBS Group Funding Jersey Ltd. 4.125%, 09/24/2025 (Acquired 09/21/2015, Cost $314,411) (b)	313,197

		4,207,981

	Diversified Manufacturing - 0.21%
575,000	Cooper U.S., Inc. 3.875%, 12/15/2020	610,188

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Diversified Telecommunication Services - 1.02%
	AT&T, Inc.
295,000	2.450%, 06/30/2020	$290,776
485,000	4.500%, 05/15/2035	445,084
125,000	4.750%, 05/15/2046	114,979
	Verizon Communications, Inc.
300,000	5.150%, 09/15/2023 (c)	331,953
250,000	3.500%, 11/01/2024	246,276
780,000	6.400%, 09/15/2033	896,054
375,000	4.272%, 01/15/2036	341,196
410,000	4.672%, 03/15/2055	354,506

		3,020,824

	Electric Utilities - 1.50%
	Consolidated Edison Company of New York, Inc.
85,000	3.300%, 12/01/2024	85,825
300,000	4.625%, 12/01/2054	301,870
1,055,000	Duke Energy Corp. 3.550%, 09/15/2021	1,099,142
160,000	Duke Energy Indiana, Inc. 4.900%, 07/15/2043	176,380
125,000	Duke Energy Progress LLC 3.250%, 08/15/2025	127,243
460,000	Duke Energy Progress, Inc. 4.150%, 12/01/2044	463,969
225,000	Edison International 3.750%, 09/15/2017	234,481
100,000	Massachusetts Electric Co. 5.900%, 11/15/2039 (Acquired 07/09/2013, Cost $114,003) (b)	121,772
325,000	Northeast Utilities 2.800%, 05/01/2023	312,501
115,000	Pacific Gas & Electric Co. 4.750%, 02/15/2044	121,550
150,000	Progress Energy, Inc. 3.150%, 04/01/2022	149,926
285,000	Sierra Pacific Power Co. 3.375%, 08/15/2023	290,030
395,000	The Southern Co. 2.150%, 09/01/2019	390,887
485,000	Union Electric Co. 6.700%, 02/01/2019	560,024

		4,435,600

	Energy Equipment & Services - 0.26%
770,000	Halliburton Co. 3.250%, 11/15/2021	782,567

	Engineering Construction - 0.13%
400,000	ABB Finance USA, Inc. 2.875%, 05/08/2022	396,769

	Food & Staples Retailing - 0.77%
	CVS Health Corp.
440,000	1.900%, 07/20/2018	443,234
305,000	2.800%, 07/20/2020	310,222
250,000	2.750%, 12/01/2022	246,289
235,000	3.875%, 07/20/2025	242,722
155,000	5.125%, 07/20/2045	167,269
580,000	Walgreens Boots Alliance, Inc. 2.700%, 11/18/2019	588,388

Principal Amount		Value
	Food & Staples Retailing (Continued)
	Wal-Mart Stores, Inc.
175,000	6.500%, 08/15/2037	$230,205
50,000	4.300%, 04/22/2044	51,239

		2,279,568

	Food Products - 0.50%
	HJ Heinz Co.
525,000	2.000%, 07/02/2018 (Acquired 06/23/2015, Cost $523,950) (b)	526,080
150,000	2.800%, 07/02/2020 (Acquired 06/23/2015, Cost $149,660) (b)	151,147
350,000	3.500%, 07/15/2022 (Acquired 06/23/2015, Cost $349,174) (b)	358,057
350,000	5.000%, 07/15/2035 (Acquired 06/23/2015, Cost $346,671) (b)	366,748
80,000	The J.M. Smucker Co. 3.500%, 03/15/2025	79,661

		1,481,693

	Health Care Equipment & Supplies - 1.03%
630,000	Baxter International, Inc. 1.850%, 06/15/2018	630,214
	Becton Dickinson & Co.
390,000	3.125%, 11/08/2021	393,217
465,000	3.875%, 05/15/2024	479,784
	Medtronic, Inc.
195,000	2.500%, 03/15/2020 (c)	197,751
175,000	3.150%, 03/15/2022	177,655
115,000	3.500%, 03/15/2025 (c)	117,480
475,000	4.375%, 03/15/2035	481,115
85,000	4.625%, 03/15/2045 (c)	87,857
185,000	St. Jude Medical, Inc. 2.800%, 09/15/2020	186,198
295,000	Zimmer Holdings, Inc. 3.550%, 04/01/2025	289,447

		3,040,718

	Health Care Providers & Services - 1.64%
445,000	Aetna, Inc. 4.750%, 03/15/2044	453,643
	Anthem, Inc.
150,000	5.850%, 01/15/2036	164,926
25,000	4.625%, 05/15/2042	24,726
125,000	5.100%, 01/15/2044	130,413
	Cardinal Health, Inc.
60,000	1.950%, 06/15/2018	60,104
240,000	2.400%, 11/15/2019	243,155
550,000	3.200%, 03/15/2023	545,694
325,000	Express Scripts Holding Co. 3.125%, 05/15/2016	328,748
	Humana, Inc.
730,000	3.150%, 12/01/2022	721,019
375,000	3.850%, 10/01/2024	377,958
120,000	Laboratory Corp. of America Holdings 2.625%, 02/01/2020	120,492
160,000	McKesson Corp. 1.400%, 03/15/2018	158,664
200,000	Roche Holdings, Inc. 3.350%, 09/30/2024 (Acquired 02/09/2015, Cost $210,021) (b)(c)	204,780

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Health Care Providers & Services (Continued)
	UnitedHealth Group, Inc.
125,000	1.400%, 10/15/2017	$125,740
150,000	1.900%, 07/16/2018	151,617
490,000	1.625%, 03/15/2019	486,893
115,000	3.350%, 07/15/2022 (c)	118,799
105,000	3.750%, 07/15/2025	108,665
305,000	3.950%, 10/15/2042	288,060
40,000	4.750%, 07/15/2045	42,328

		4,856,424

	Industrial - 0.13%
420,000	Pentair Finance SA 3.150%, 09/15/2022	397,693

	Industrial Conglomerates - 0.43%
	Danaher Corp.
80,000	2.400%, 09/15/2020	80,800
45,000	3.350%, 09/15/2025	45,960
	General Electric Co.
380,000	5.250%, 12/06/2017	411,827
125,000	4.500%, 03/11/2044	129,852
555,000	Koninklijke Philips Electronics NV 5.750%, 03/11/2018	602,504

		1,270,943

	Insurance - 0.87%
	American International Group, Inc.
225,000	4.125%, 02/15/2024	236,799
400,000	4.500%, 07/16/2044	394,328
605,000	CNA Financial Corp. 7.350%, 11/15/2019	717,713
420,000	Liberty Mutual Group, Inc. 4.250%, 06/15/2023 (Acquired 07/22/2014, Cost $433,617) (b)	435,087
	Marsh & McLennan Cos., Inc.
100,000	2.300%, 04/01/2017	101,582
200,000	4.050%, 10/15/2023	211,114
95,000	3.500%, 03/10/2025	95,110
400,000	New York Life Global Funding 1.950%, 02/11/2020 (Acquired 02/04/2015, Cost $399,924) (b)	398,331

		2,590,064

	Internet Software & Services - 0.17%
520,000	eBay, Inc. 1.350%, 07/15/2017	517,266

	IT Services - 0.17%
495,000	MasterCard, Inc. 3.375%, 04/01/2024	506,573

	Machinery - 0.35%
255,000	Cummins, Inc. 3.650%, 10/01/2023	266,746
	Eaton Corp.
450,000	5.600%, 05/15/2018	490,569
290,000	2.750%, 11/02/2022	282,685

		1,040,000

	Media - 1.46%
	21st Century Fox America, Inc.
175,000	4.500%, 02/15/2021	189,416
100,000	6.150%, 02/15/2041	114,435

Principal Amount		Value
	Media (Continued)
	CCO Safari II LLC
135,000	3.579%, 07/23/2020 (Acquired 07/09/2015, Cost $135,000) (b)	$134,123
185,000	4.908%, 07/23/2025 (Acquired 07/09/2015, Cost $184,974) (b)(c)	184,396
130,000	6.484%, 10/23/2045 (Acquired 07/09/2015 through 07/10/2015, Cost $129,971) (b)	131,496
	Comcast Corp.
900,000	5.875%, 02/15/2018	990,187
245,000	3.375%, 08/15/2025	247,187
115,000	4.750%, 03/01/2044	120,277
	Cox Communications, Inc.
45,000	3.250%, 12/15/2022 (Acquired 09/17/2015, Cost $42,180) (b)	42,820
195,000	2.950%, 06/30/2023 (Acquired 04/24/2013, Cost $194,142) (b)	178,361
90,000	3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $89,844) (b)	85,418
	DIRECTV Holdings, LLC
325,000	1.750%, 01/15/2018	324,148
285,000	6.350%, 03/15/2040	307,217
200,000	Sky PLC 2.625%, 09/16/2019 (Acquired 06/17/2015, Cost $199,010) (b)	201,443
	Time Warner Cable, Inc.
246,000	5.850%, 05/01/2017	260,451
250,000	6.750%, 07/01/2018	278,362
50,000	5.500%, 09/01/2041	44,927
75,000	4.500%, 09/15/2042	59,505
	Time Warner, Inc.
225,000	7.625%, 04/15/2031	288,024
110,000	6.500%, 11/15/2036	128,203

		4,310,396

	Metals & Mining - 0.64%
420,000	BHP Billiton Finance USA Ltd. 1.625%, 02/24/2017	422,434
70,000	Freeport-McMoRan Copper & Gold, Inc. 3.550%, 03/01/2022 (c)	52,850
220,000	Nacional del Cobre de Chile Corp. 4.500%, 09/16/2025 (Acquired 09/09/2015, Cost $216,608) (b)	211,754
	Nucor Corp.
285,000	4.125%, 09/15/2022	296,606
285,000	4.000%, 08/01/2023	290,896
575,000	Rio Tinto Finance USA Ltd. 3.750%, 06/15/2025	561,983
70,000	Xstrata Finance Canada Ltd. 2.700%, 10/25/2017 (Acquired 10/18/2012, Cost $69,882) (a)(b)	62,996

		1,899,519

	Multi-Utilities - 0.90%
430,000	Delmarva Power & Light Co. 3.500%, 11/15/2023	445,382
550,000	Dominion Resources, Inc. 1.400%, 09/15/2017	548,292
405,000	WEC Energy Group, Inc. 3.550%, 06/15/2025	412,164
1,175,000	Xcel Energy, Inc. 5.613%, 04/01/2017	1,245,109

		2,650,947

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Oil & Gas - 2.55%
150,000	Anadarko Petroleum Corp. 8.700%, 03/15/2019	$177,053
85,000	BP Capital Markets Plc 2.521%, 01/15/2020	86,206
290,000	Buckeye Partners LP 4.875%, 02/01/2021	296,541
	Canadian Natural Resources Ltd.
690,000	3.450%, 11/15/2021 (c)	660,368
105,000	3.800%, 04/15/2024	97,273
100,000	Cenovus Energy, Inc. 5.200%, 09/15/2043	87,546
395,000	Chevron Corp. 1.365%, 03/02/2018	395,498
465,000	Columbia Pipeline Group, Inc. 4.500%, 06/01/2025 (Acquired 05/19/2015, Cost $464,288) (b)	452,252
	ConocoPhillips Co.
125,000	3.350%, 11/15/2024	122,257
25,000	3.350%, 05/15/2025	24,391
55,000	Continental Resources, Inc. 5.000%, 09/15/2022	48,194
125,000	Encana Corp. 5.150%, 11/15/2041	98,946
	Energy Transfer Partners LP
425,000	4.650%, 06/01/2021	424,910
175,000	5.200%, 02/01/2022	176,044
35,000	4.750%, 01/15/2026	32,267
	Hess Corp.
120,000	1.300%, 06/15/2017	119,057
45,000	5.600%, 02/15/2041	42,072
690,000	Husky Energy, Inc. 3.950%, 04/15/2022	667,336
125,000	Kerr-McGee Corp. 6.950%, 07/01/2024	146,576
	Kinder Morgan, Inc.
75,000	6.000%, 01/15/2018 (Acquired 01/08/2015, Cost $80,103) (b)	79,412
35,000	3.050%, 12/01/2019	34,397
100,000	5.050%, 02/15/2046	79,617
120,000	Marathon Oil Corp. 2.700%, 06/01/2020	116,411
295,000	Marathon Petroleum Corp. 3.625%, 09/15/2024	285,629
230,000	Occidental Petroleum Corp.
	4.625%, 06/15/2045	232,123
	Petroleos Mexicanos
220,000	5.500%, 06/27/2044	177,650
50,000	5.625%, 01/23/2046 (Acquired 06/17/2015, Cost $46,218) (b)	40,880
	Phillips 66
480,000	2.950%, 05/01/2017	491,249
265,000	4.300%, 04/01/2022	278,064
240,000	Schlumberger Investment SA 3.650%, 12/01/2023	247,908
435,000	Shell International Finance BV 1.125%, 08/21/2017 (c)	435,682
230,000	Spectra Energy Partners LP 4.600%, 06/15/2021	243,013

Principal Amount		Value
	Oil & Gas (Continued)
125,000	Statoil ASA 3.950%, 05/15/2043	$117,179
	Williams Partners LP
250,000	3.600%, 03/15/2022	231,136
100,000	4.300%, 03/04/2024	90,884
260,000	3.900%, 01/15/2025	224,303

		7,560,324

	Pharmaceuticals - 1.42%
	AbbVie, Inc.
455,000	1.750%, 11/06/2017	456,585
330,000	2.900%, 11/06/2022	322,034
95,000	4.500%, 05/14/2035 (c)	91,998
	Actavis Funding SCS
500,000	2.350%, 03/12/2018	502,286
295,000	3.000%, 03/12/2020	295,996
175,000	4.550%, 03/15/2035	161,514
150,000	EMD Finance LLC 2.950%, 03/19/2022 (Acquired 03/16/2015, Cost $149,736) (b)	148,431
895,000	GlaxoSmithKline Capital Plc 1.500%, 05/08/2017	902,150
375,000	Merck & Co., Inc. 0.686%, 02/10/2020 (a)	372,413
260,000	Perrigo Co. PLC 1.300%, 11/08/2016	258,113
	Sanofi-Aventis SA
200,000	1.250%, 04/10/2018 (c)	199,673
445,000	4.000%, 03/29/2021 (c)	480,666

		4,191,859

	Pipelines - 0.48%
490,000	Enterprise Products Operating LLC 6.125%, 10/15/2039	517,248
	Plains All American Pipeline L.P. / PAA Finance Corp.
300,000	2.600%, 12/15/2019	296,673
300,000	4.700%, 06/15/2044	264,403
75,000	Regency Energy Partners LP 5.875%, 03/01/2022	76,957
305,000	Sunoco Logistics Partners Operations LP 4.250%, 04/01/2024	277,903

		1,433,184

	Real Estate - 1.82%
	American Tower Corp.
70,000	3.400%, 02/15/2019	72,113
170,000	3.450%, 09/15/2021 (c)	170,996
60,000	5.000%, 02/15/2024	63,147
325,000	AvalonBay Communities, Inc. 3.450%, 06/01/2025	320,990
135,000	Brandywine Operating Partnership LP 4.100%, 10/01/2024	132,428
145,000	Duke Realty LP 3.875%, 02/15/2021	150,670
285,000	ERP Operating LP 3.000%, 04/15/2023	280,179
	HCP, Inc.
75,000	6.000%, 01/30/2017	79,065
150,000	4.000%, 06/01/2025	147,252

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Real Estate (Continued)
	Health Care REIT, Inc.
440,000	4.125%, 04/01/2019	$465,443
455,000	5.250%, 01/15/2022	499,299
75,000	4.000%, 06/01/2025	75,127
190,000	Kimco Realty Corp. 3.200%, 05/01/2021	192,574
	Liberty Property LP
275,000	5.500%, 12/15/2016	287,917
25,000	4.125%, 06/15/2022	25,650
25,000	3.375%, 06/15/2023	24,363
500,000	ProLogis LP 4.250%, 08/15/2023 (c)	518,767
161,000	Realty Income Corp. 3.250%, 10/15/2022	157,481
950,000	Simon Property Group LP 2.200%, 02/01/2019	961,108
65,000	UDR, Inc.
	3.700%, 10/01/2020	68,051
	Ventas Realty LP
260,000	2.000%, 02/15/2018	261,071
150,000	2.700%, 04/01/2020	149,523
250,000	5.700%, 09/30/2043	277,656

		5,380,870

	Road & Rail - 0.56%
	Burlington Northern Santa Fe LLC
295,000	3.650%, 09/01/2025	298,932
425,000	7.950%, 08/15/2030	602,985
309,000	Canadian Pacific Railway Ltd. 4.500%, 01/15/2022	333,091
175,000	CSX Corp. 6.150%, 05/01/2037	207,680
235,000	Union Pacific Corp. 3.375%, 02/01/2035	214,275

		1,656,963

	Semiconductor & Semiconductor Equipment - 0.27%
140,000	Altera Corp. 2.500%, 11/15/2018	142,537
400,000	Intel Corp. 3.300%, 10/01/2021	420,498
225,000	TSMC Global Ltd. 1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $224,849) (b)	223,096

		786,131

	Software - 0.76%
	Microsoft Corp.
210,000	2.375%, 02/12/2022	209,655
585,000	3.750%, 02/12/2045	541,926
	Oracle Corp.
600,000	2.250%, 10/08/2019 (c)	607,267
120,000	2.800%, 07/08/2021	121,766
600,000	4.300%, 07/08/2034	602,697
175,000	3.900%, 05/15/2035	166,372

		2,249,683

	Specialty Retail - 0.43%
260,000	AutoZone, Inc. 4.000%, 11/15/2020	276,509

Principal Amount		Value
	Specialty Retail (Continued)
	Home Depot, Inc.
285,000	2.700%, 04/01/2023 (c)	$283,375
310,000	3.350%, 09/15/2025	316,084
200,000	5.875%, 12/16/2036	246,294
20,000	4.250%, 04/01/2046	20,195
	Lowe’s Cos., Inc.
85,000	3.375%, 09/15/2025	85,985
30,000	4.375%, 09/15/2045	30,422

		1,258,864

	Technology Hardware, Storage & Peripherals - 0.98%
	Apple, Inc.
1,075,000	2.400%, 05/03/2023	1,042,947
105,000	2.500%, 02/09/2025	99,860
275,000	3.450%, 02/09/2045	233,414
800,000	EMC Corp. 1.875%, 06/01/2018	802,295
	Hewlett-Packard Co.
200,000	3.000%, 09/15/2016	203,779
150,000	3.300%, 12/09/2016	153,106
180,000	2.450%, 10/05/2017 (Acquired 09/30/2015, Cost $179,899) (b)	179,899
180,000	2.850%, 10/05/2018 (Acquired 09/30/2015, Cost $179,770) (b)	179,770

		2,895,070

	Telecommunications - 0.12%
	SBA Tower Trust
210,000	3.598%, 04/15/2043 (Acquired 04/04/2013, Cost $210,000) (b)	211,348
155,000	2.898%, 10/15/2044 (Acquired 10/07/2014, Cost $155,000) (b)	155,878

		367,226

	Thrifts & Mortgage Finance - 0.02%
60,000	Santander Holdings USA, Inc. 4.625%, 04/19/2016	61,147

	Tobacco - 0.18%
125,000	Altria Group, Inc. 4.250%, 08/09/2042	115,997
	Reynolds American, Inc.
210,000	2.300%, 06/12/2018	212,397
190,000	5.850%, 08/15/2045	212,169

		540,563

	Transportation - 0.18%
275,000	Kansas City Southern de Mexico SA de CV 3.000%, 05/15/2023	266,516
250,000	Ryder Systems, Inc. 2.450%, 09/03/2019	250,991

		517,507

	Trucking - 0.01%
35,000	Penske Truck Leasing Co., L.P. 4.875%, 07/11/2022 (Acquired 07/16/2013, Cost $35,794) (b)	37,246

	Wireless Telecommunication Services - 0.23%
680,000	Rogers Communications, Inc. 5.000%, 03/15/2044	691,612

	Total Corporate Obligations (Cost $112,066,216)	111,881,590

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.23%
	Mexico Government International Bond
96,000	4.750%, 03/08/2044	$87,840
300,000	5.750%, 10/12/2110	282,000
65,000	Peruvian Government International Bond 4.125%, 08/25/2027	64,025
250,000	Republic of Colombia 4.375%, 07/12/2021	255,250

	Total Foreign Government Debt Obligations (Cost $663,741)	689,115

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 32.88%
	Federal Home Loan Mortgage Corp.
187,899	Series NV, 5.000%, 03/15/2018	195,002
800,000	Series A2, 2.699%, 05/25/2018 (a)	828,133
3,127	Pool #E9-9763 4.500%, 09/01/2018	3,241
2,982	Pool #E9-9764 4.500%, 09/01/2018	3,090
600,000	Series A2, 2.303%, 09/25/2018 (a)	616,200
900,000	Series A2, 2.323%, 10/25/2018	925,002
600,000	Series A2, 2.086%, 03/25/2019	612,557
153,901	Series 2013-M1, 3.594%, 07/25/2023 (a)	158,145
88,556	Pool #D9-6291 4.500%, 09/01/2023	95,846
214,618	Pool #G1-3624 5.000%, 08/01/2024	231,543
250,000	Series 2014-M2, 2.594%, 08/26/2024 (a)	253,004
500,000	Series 2014-M2, 2.694%, 08/26/2024 (a)	507,218
500,000	Series 2014-M2, 2.594%, 10/25/2024 (a)	504,021
500,000	Series 2014-M2, 2.844%, 10/25/2024 (a)	510,215
250,000	Series 2015-M2, 2.394%, 03/25/2025 (a)	250,220
260,000	Series 2015-M2, 2.044%, 10/25/2027 (a)	256,775
255,000	Series 2015-M2, 2.844%, 03/25/2028 (a)	255,637
301,451	Series ZA, 6.500%, 06/15/2031	347,980
150,238	Series ZC, 6.500%, 07/15/2031	177,067
264,049	Pool #78-0447 2.493%, 04/01/2033 (a)	280,563
3,151,637	Pool #U8-9032 3.000%, 07/01/2033	3,253,942
527,024	Pool #MA1870 4.500%, 04/01/2034	575,969
190	Pool #A4-3129 5.500%, 02/01/2036	211
1,007,591	Pool #C0-3815 3.500%, 03/01/2042	1,053,183
808,428	Pool #U9-0688 4.000%, 05/01/2042	872,332
1,817,741	Pool #Q0-9949 3.000%, 08/01/2042	1,839,510
1,600,000	Pool #TBA 3.000%, 10/15/2042 (g)	1,616,538
3,400,000	Pool #TBA 3.500%, 10/15/2042 (g)	3,537,860
	Federal National Mortgage Association
528,000	Pool #468123 3.840%, 05/01/2018	562,978
905	Pool #685505 5.000%, 05/01/2018	941
934	Pool #705709 5.000%, 05/01/2018	971
151,981	Series 2013-M1, 2.194%, 10/25/2023 (a)	153,436
169,163	Series 2014-M1, 1.794%, 01/25/2024 (a)	169,809
346,377	Series 2014-2M1, 1.144%, 05/28/2024 (a)	344,428
120,377	Series 2014-1M1, 1.394%, 07/25/2024 (a)	120,142
109,588	Series 2014-1M1, 2.144%, 11/25/2024 (a)	110,343
105,329	Series 2014-2M1, 2.294%, 11/25/2024 (a)	106,071
65,507	Series 2015-2M1, 1.694%, 02/25/2025 (a)	65,581
1,110,348	Pool #AI4868 4.000%, 06/01/2026	1,182,812
944,506	Pool #AJ8325 3.000%, 12/01/2026	988,325
305,000	Pool #AM8035 2.660%, 03/01/2027	299,262
310,000	Pool #AM8036 2.660%, 03/01/2027	304,168
142,000	Pool #AM8141 2.780%, 03/01/2027	141,244
245,000	Pool #AM9024 2.970%, 06/01/2027	247,660
1,056,027	Pool #AB5907 3.000%, 08/01/2027	1,105,032
1,309,352	Pool #AQ5095 3.000%, 11/01/2027	1,370,130

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
772,432	Pool #AL2877 3.500%, 01/01/2028	$817,854
300,000	Pool #TBA 2.500%, 10/15/2028 (g)	305,864
95,941	Pool #544859 2.410%, 08/01/2029 (a)	97,457
279,000	Pool #AM8958 2.970%, 06/01/2030	278,409
217,737	Pool #786848 7.000%, 10/01/2031	253,628
7,688	Pool #727181 5.000%, 08/01/2033	8,587
3,461	Pool #730727 5.000%, 08/01/2033	3,866
1,033	Pool #741862 5.500%, 09/01/2033	1,165
1,407	Pool #766197 5.500%, 02/01/2034	1,592
245	Pool #776974 5.500%, 04/01/2034	279
219,701	Pool #888504 2.308%, 04/01/2034 (a)	234,366
9,885	Pool #775776 5.500%, 05/01/2034	11,185
216,741	Pool #802783 2.185%, 10/01/2034 (a)	229,943
3,172,072	Pool #AL6270 3.500%, 10/01/2034	3,359,937
8,873	Pool #781629 5.500%, 12/01/2034	10,024
9,963	Pool #822815 5.500%, 04/01/2035	11,269
8,304	Pool #357850 5.500%, 07/01/2035	9,371
6,677	Pool #820242 5.000%, 07/01/2035	7,373
1,654	Pool #838452 5.500%, 09/01/2035	1,863
8,311	Pool #865854 6.000%, 03/01/2036	9,485
13,198	Pool #891474 6.000%, 04/01/2036	14,965
11,723	Pool #906000 6.000%, 01/01/2037	13,263
113	Pool #928062 5.500%, 02/01/2037	128
205	Pool #899119 5.500%, 04/01/2037	231
63	Pool #938488 5.500%, 05/01/2037	71
305	Pool #970131 5.500%, 03/01/2038	344
226	Pool #981313 5.500%, 06/01/2038	254
252	Pool #985108 5.500%, 07/01/2038	285
118	Pool #964930 5.500%, 08/01/2038	131
167	Pool #987032 5.500%, 08/01/2038	189
255	Pool #968371 5.500%, 09/01/2038	289
84	Pool #993050 5.500%, 12/01/2038	93
36,643	Pool #993579 4.000%, 05/01/2039	39,130
8,328	Pool #AA5840 4.000%, 06/01/2039	8,893
109,075	Pool #AA7670 4.500%, 06/01/2039	118,426
91,424	Pool #AA8715 4.000%, 06/01/2039	99,261
10,931	Pool #AA9133 4.500%, 08/01/2039	12,062
23,970	Pool #AC2861 4.500%, 08/01/2039	26,447
52,128	Pool #AC6121 4.500%, 11/01/2039	57,514
10,321	Pool #AC8372 4.500%, 12/01/2039	11,345
354,269	Pool #AD0586 4.500%, 12/01/2039	390,895
312,059	Pool #AD5574 5.000%, 04/01/2040	344,723
1,066,529	Pool #AD4062 5.000%, 05/01/2040	1,180,884
1,970,517	Pool #AD6929 5.000%, 06/01/2040	2,175,843
61,144	Pool #AD7793 4.500%, 07/01/2040	66,493
21,929	Pool #AD9896 4.000%, 08/01/2040	23,417
673,014	Pool #AE0217 4.500%, 08/01/2040	731,722
27,145	Pool #AB1500 4.000%, 09/01/2040	29,023
23,704	Pool #AD9856 4.000%, 09/01/2040	25,345
18,884	Pool #AE2559 4.000%, 09/01/2040	20,166
6,463	Pool #AE2562 4.000%, 09/01/2040	6,905
8,204	Pool #AE2566 4.000%, 09/01/2040	8,760
54,592	Pool #AE4124 4.000%, 10/01/2040	58,372
29,691	Pool #AE4888 4.000%, 10/01/2040	31,706
5,471,000	Pool #TBA 3.500%, 10/01/2040 (g)	5,707,535
39,669	Pool #AE3916 4.000%, 11/01/2040	42,415
5,711	Pool #AE5147 4.000%, 11/01/2040	6,103
68,837	Pool #AE8715 4.000%, 11/01/2040	73,615
709,142	Pool #AE0698 4.500%, 12/01/2040	771,371

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
7,536	Pool #AH0006 4.000%, 12/01/2040	$8,055
21,881	Pool #AH0020 4.000%, 12/01/2040	23,397
45,040	Pool #AH0599 4.000%, 12/01/2040	48,158
16,915	Pool #AH0601 4.000%, 12/01/2040	18,087
29,132	Pool #AH1263 4.000%, 01/01/2041	31,153
122,981	Pool #AL5233 4.000%, 01/01/2041	131,326
9,401	Pool #AH4659 4.000%, 02/01/2041	10,051
134,447	Pool #AH5653 4.000%, 02/01/2041	143,885
214,127	Pool #AL0934 5.000%, 02/01/2041	236,446
1,089,737	Pool #AB2537 5.000%, 03/01/2041	1,204,318
354,623	Pool #AD1889 4.500%, 03/01/2041	385,742
14,834	Pool #AH6150 4.000%, 03/01/2041	15,866
1,015,967	Pool #AH8854 4.500%, 04/01/2041	1,104,205
166,977	Pool #AL0215 4.500%, 04/01/2041	181,661
159,990	Pool #AL0187 5.000%, 05/01/2041	176,616
1,895,630	Pool #AL0208 4.500%, 05/01/2041	2,062,666
26,210	Pool #AL0456 5.000%, 06/01/2041	28,937
964,837	Pool #AB3395 4.500%, 08/01/2041	1,049,755
127,875	Pool #AI8842 4.500%, 08/01/2041	139,073
35,545	Pool #AJ1080 4.500%, 09/01/2041	38,638
51,236	Pool #AL0815 4.000%, 09/01/2041	55,652
17,584	Pool #AJ1562 4.000%, 10/01/2041	18,790
18,620	Pool #AJ1972 4.000%, 10/01/2041	20,224
2,499,494	Pool #AJ2212 4.500%, 10/01/2041	2,740,183
31,645	Pool #AJ3146 4.500%, 10/01/2041	34,432
26,636	Pool #AJ4756 4.000%, 10/01/2041	28,925
1,036,859	Pool #AB3876 4.000%, 11/01/2041	1,110,228
22,337	Pool #AJ3330 4.000%, 11/01/2041	24,262
24,252	Pool #AJ4549 4.000%, 11/01/2041	26,342
17,804	Pool #AJ4698 4.000%, 11/01/2041	19,338
36,849	Pool #AJ5424 4.000%, 11/01/2041	40,022
17,825	Pool #AJ7840 4.000%, 11/01/2041	19,358
23,133	Pool #AB3995 4.000%, 12/01/2041	25,127
22,321	Pool #AI0848 4.000%, 12/01/2041	24,245
21,765	Pool #AJ4187 4.000%, 12/01/2041	23,641
25,810	Pool #AJ5736 4.000%, 12/01/2041	28,034
18,600	Pool #AJ5968 4.000%, 12/01/2041	19,891
29,979	Pool #AJ6061 4.000%, 12/01/2041	32,562
18,992	Pool #AJ7868 4.000%, 12/01/2041	20,295
40,648	Pool #AJ8104 4.000%, 12/01/2041	44,151
24,091	Pool #AJ8109 4.000%, 12/01/2041	26,168
18,206	Pool #AJ8171 4.000%, 12/01/2041	19,775
29,307	Pool #AJ8341 4.000%, 12/01/2041	31,832
45,663	Pool #AJ8436 4.000%, 12/01/2041	49,598
19,876	Pool #AJ8912 4.000%, 12/01/2041	21,589
24,036	Pool #AJ9248 4.000%, 12/01/2041	26,107
29,232	Pool #AJ2446 4.000%, 01/01/2042	31,298
28,459	Pool #AJ7538 4.000%, 01/01/2042	30,912
11,707	Pool #AJ8001 4.000%, 01/01/2042	12,527
27,354	Pool #AJ8369 4.000%, 01/01/2042	29,711
26,819	Pool #AJ9162 4.000%, 01/01/2042	29,132
146,844	Pool #AJ9330 4.000%, 01/01/2042	159,510
17,469	Pool #AJ9779 4.000%, 01/01/2042	18,782
23,480	Pool #AK0170 4.000%, 01/01/2042	25,505
50,637	Pool #AK0543 4.000%, 01/01/2042	54,999
19,216	Pool #AK0563 4.000%, 01/01/2042	20,872
43,553	Pool #AK1827 4.000%, 01/01/2042	47,310
705,369	Pool #AL2752 5.000%, 03/01/2042	781,714
148,088	Pool #AB5529 4.000%, 07/01/2042	159,683

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
272,993	Pool #AB6228 3.500%, 09/01/2042	$285,581
1,200,000	Pool #TBA 3.000%, 10/15/2042 (g)	1,216,219
227,261	Pool #AL3896 4.500%, 01/01/2043	247,327
517,184	Pool #AQ9316 2.500%, 01/01/2043	507,418
1,873,946	Pool #AQ9345 3.500%, 01/01/2043	1,960,072
1,524,532	Pool #AT2720 3.000%, 05/01/2043	1,550,342
1,125,488	Pool #AT5900 3.000%, 06/01/2043	1,144,434
609,648	Pool #AU1625 3.500%, 07/01/2043	637,738
1,649,415	Pool #AS3135 3.500%, 08/01/2044	1,722,729
2,123,646	Pool #AL5844 4.000%, 09/01/2044	2,287,669
1,540,154	Pool #AY1363 4.000%, 04/01/2045	1,647,239
2,518,399	Pool #AS5469 4.000%, 07/01/2045	2,701,261
2,071,658	Pool #AZ0832 4.000%, 07/01/2045	2,215,110
	Government National Mortgage Association
29,766	Pool #614436 5.000%, 08/15/2033	32,754
363,198	Pool #618907 5.000%, 09/15/2033	405,559
42,470	Pool #605098 5.000%, 03/15/2034	47,388
57,213	Pool #520279 5.000%, 11/15/2034	63,759
59,659	Pool #736686 5.000%, 02/15/2039	66,281
1,055,630	Pool #723248 5.000%, 10/15/2039	1,187,161
229,574	Pool #782916 5.500%, 02/15/2040	257,661
621,175	Pool #733724 4.500%, 06/15/2040	682,292
854,524	Pool #752599 4.000%, 10/20/2040	917,587
1,283,566	Pool #752631 4.500%, 10/20/2040	1,405,958
1,240,746	Pool #783403 3.500%, 09/15/2041	1,304,344
1,100,000	Pool #TBA 3.500%, 10/15/2041 (g)	1,151,150
2,600,000	Pool #TBA 4.000%, 10/15/2041 (g)	2,770,270
1,600,000	Pool #TBA 3.500%, 10/15/2042 (g)	1,676,562
1,781,497	Pool #AD8801 3.500%, 03/15/2043	1,878,104
2,608,474	Pool #AL9364 3.500%, 03/20/2045	2,743,516
1,586,617	Pool #MA2681M 5.000%, 03/20/2045	1,733,763
732,770	Pool #MA2892 3.500%, 06/20/2045	769,272
598,329	Pool #MA2960M 3.000%, 07/20/2045	611,651
1,659,321	Pool #MA2962M 4.000%, 07/20/2045	1,773,662

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $95,459,989)	97,359,062

	MUNICIPAL DEBT OBLIGATIONS - 0.55%
	California, GO,
175,000	7.950%, 03/01/2036	209,941
300,000	7.550%, 04/01/2039	432,420
175,000	7.350%, 11/01/2039	243,939
125,000	7.600%, 11/01/2040	183,061
160,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond, 6.899%, 12/01/2040	179,410
75,000	Illinois, GO, 5.100%, 06/01/2033	70,335
70,000	New Jersey State Turnpike Authority, Series F, Revenue, 7.414%, 01/01/2040	97,418
205,000	University of California, Refunding, Revenue Bond, 4.601%, 05/15/2031	219,975

	Total Municipal Debt Obligations (Cost $1,599,488)	1,636,499

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS - 10.51%
	U.S. Treasury Bonds - 2.94%
8,240,000	3.125%, 11/15/2041	$8,691,643
	U.S. Treasury Notes - 7.57%
950,000	0.875%, 01/31/2017	955,034
4,645,000	2.000%, 11/15/2021	4,741,077
6,905,000	2.000%, 02/15/2022	7,045,033
5,545,000	2.375%, 08/15/2024	5,712,326
4,070,767	0.375%, 07/15/2025 (f)(i)	3,968,468

	Total U.S. Treasury Obligations (Cost $29,735,722)	31,113,581

Number of Shares
	SHORT TERM INVESTMENTS - 6.44%
	Money Market Funds - 6.44%
19,058,210	Federated Prime Obligations Fund Effective Yield, 0.10% (j)	19,058,210

	Total Short Term Investments (Cost $19,058,210)	19,058,210

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.41%
	Money Market Funds - 1.41%
4,186,880	Mount Vernon Prime Portfolio Effective Yield, 0.24% (j)	4,186,880

	Total Investments Purchased as Securities Lending Collateral (Cost $4,186,880)	4,186,880

	Total Investments (Cost $314,716,465) - 107.30%	317,753,291
	Liabilities in Excess of Other Assets - (7.30)%	(21,609,314)

	TOTAL NET ASSETS - 100.00%	$296,143,977

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2015.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $30,029,395, which represents 10.14% of total net assets.
(c)	All or portion of this security is on loan.
(d)	Non-income producing. Item identified as in default as to payment of interest.
(e)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $20,332, which represents 0.01% of total net assets.
(f)	Represents a U.S. Treasury Inflation Protected Security.
(g)	Security purchased on a when-issued basis. On September 30, 2015, the total value of investments purchased on a when-issued basis was $17,981,998 or 6.07% of total net assets.
(h)	As of September 30, 2015, the Fund has fair valued these securities. The value of these securities were $402,197, which represents 0.14% of total net assets.
(i)	Partially assigned as collateral for certain swap contracts.
(j)	Seven-day yield as of September 30, 2015.

See notes to financial statements.

GuideMark® Core Fixed Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2015

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 - Year Note Futures	15	3,285,469	Dec-15	$5,600
U.S. Treasury 5 - Year Note Futures	173	20,849,203	Dec-15	132,388
U.S. Treasury 10 - Year Note Futures	(99)	(12,744,703)	Dec-15	(110,673)
U.S. Treasury Long Bond Futures	(6)	(944,063)	Dec-15	(19,072)
U.S. Treasury Ultra Bond Futures	35	5,614,219	Dec-15	67,249

				$75,492

GuideMark® Core Fixed Income Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION(1) (Unaudited)

September 30, 2015

Reference Obligation	Implied Credit Spread at September 30, 2015(2)	Fixed Pay Rate	Maturity Date	Clearing Agent	Notional Amount(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.25 Index	0.93%	1.000%	12/20/2020	Morgan Stanley	7,930,000	$(28,093)	$(30,357)	$2,264

						$(28,093)	$(30,357)	$2,264

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
3)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See notes to financial statements.

GuideMark® Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 96.90%
	Arizona - 2.90%
$590,000	Arizona University System Board of Regents, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2028	$689,303
450,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond, NATL-RE Insured, 5.000%, 07/01/2020	484,034
500,000	Salt River Project, Series A, Revenue Bond, 5.000%, 01/01/2021	546,615

		1,719,952

	Arkansas - 0.90%
500,000	University of Arkansas, Series A, Revenue Bond, 4.125%, 11/01/2030	530,720

	California - 11.33%
285,000	California Economic Recovery Bonds, Series A, Prerefunded, GO, 5.250%, 07/01/2021	330,364
160,000	California Economic Recovery Bonds, Series A, Refunding, GO, 5.250%, 07/01/2021	185,467
385,000	California Municipal Finance Authority, Mobile Home Park, Series A, Refunding, Revenue Bond, 6.400%, 08/15/2045	419,396
500,000	California State University, Series A, Refunding, Revenue Bond, 5.000%, 11/01/2031	585,830
350,000	California Statewide Community Development Authority, Refunding, Revenue Bond, 6.125%, 07/01/2046	364,259
160,000	California Statewide Community Development Authority, Series A, Revenue Bond, 6.125%, 11/01/2033	173,486
500,000	California Statewide Community Development Authority, Series A, Revenue Bond, CMI Insured, 5.000%, 08/01/2034	564,115
1,000,000	California, GO, 6.500%, 04/01/2033	1,190,390
500,000	California, Refunding, GO, 5.000%, 11/01/2043	565,465
100,000	Golden State Tobacco Securitization Corp., Series A, Revenue Bond, 4.000%, 06/01/2031	102,495
1,000,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond, 5.250%, 05/15/2029	1,138,130
500,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond, 5.250%, 07/15/2025	574,485
250,000	Southern California Public Power Authority, Revenue Bond, 5.250%, 07/01/2028	295,175
200,000	University of California, Series G, Refunding, Revenue Bond, 5.000%, 05/15/2037	225,738

		6,714,795

	Colorado - 4.21%
350,000	Castle Pines North Metropolitan District, Refunding, Revenue Bond, 4.000%, 12/01/2044	346,416

Principal Amount		Value
	Colorado (Continued)
$130,000	Colorado Health Facilities Authority, Revenue Bond, 8.000%, 08/01/2043	$150,046
125,000	Colorado Health Facilities Authority, Series A, Revenue Bond, 5.750%, 02/01/2044	137,468
160,000	E-470 Public Highway Authority, Series A, Refunding, Revenue Bond, 5.000%, 09/01/2020	179,928
700,000	Regional Transportation District, Revenue Bond, 6.000%, 01/15/2026	791,126
750,000	Regional Transportation District, Series A, Revenue Bond, 5.000%, 11/01/2027	887,910

		2,492,894

	Connecticut - 0.94%
500,000	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2025	554,470

	Florida - 1.85%
300,000	Brevard County Health Facilities Authority, Prerefunded, Revenue Bond, 7.000%, 04/01/2039	361,452
120,000	Celebration Pointe Community Development District No. 1, Special Assessment, Revenue Bond, 5.000%, 05/01/2034	119,995
500,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond, 5.250%, 08/01/2021	557,945
10,000	Palm Beach County Florida Health Facilities Authority, Revenue Bond, 7.250%, 06/01/2034	11,496
40,000	Palm Beach County Florida Health Facilities Authority, Series A, Refunding, Revenue Bond, 7.500%, 06/01/2049	46,150

		1,097,038

	Georgia - 1.29%
350,000	Atlanta Water & Wastewater, Revenue Bond, 6.250%, 11/01/2039	422,986
325,000	Marietta Development Authority, Revenue Bond, 7.000%, 06/15/2039	341,162

		764,148

	Hawaii - 0.94%
85,000	Hawaii, Series DJ, Prerefunded, GO, AMBAC Insured, 5.000%, 04/01/2024	90,772
400,000	Hawaii, Series DZ, GO, 5.000%, 12/01/2030	466,140

		556,912

	Illinois - 2.92%
100,000	Chicago, Series A, GO, 5.500%, 01/01/2039	98,444
225,000	Illinois Finance Authority, Revenue Bond, 7.000%, 08/15/2044	274,471
200,000	Illinois State Toll Highway Authority, Series D, Refunding, Revenue Bond, 5.000%, 01/01/2025	241,746

See notes to financial statements.

GuideMark® Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Illinois (Continued)
$250,000	Metropolitan Pier & Exposition Authority, Series B, Refunding, Revenue Bond, 5.000%, 06/15/2023	$281,725
150,000	O’Hare International Airport, Series D, Refunding, Revenue Bond, 5.250%, 01/01/2030	169,515
500,000	Railsplitter Tobacco Settlement Authority, Revenue Bond, 6.250%, 06/01/2024	517,305
120,000	Southwestern Illinois Development Authority Health Care Facilities, Refunding, Revenue Bond, 7.125%, 11/01/2043	149,685

		1,732,891

	Indiana - 3.64%
500,000	Fishers Industry Redevelopment District, Revenue Bond, 5.250%, 07/15/2034	572,700
250,000	Indiana Municipal Power Agency, Series A, Refunding, Revenue Bond, 5.250%, 01/01/2032	287,648
400,000	Sheridan Community School’s Building Corporation, Revenue Bond, AGM Insured, 5.500%, 07/15/2020	451,776
125,000	Shoals Exempt Facilities, Revenue Bond, 7.250%, 11/01/2043	143,486
500,000	Tri-Creek Middle School Building Corp., Revenue Bond, AGM Insured, 5.250%, 07/15/2021	558,210
115,000	Valparaiso Exempt Facilities, Revenue Bond, 7.000%, 01/01/2044	139,995

		2,153,815

	Kansas - 1.88%
500,000	Kansas Department of Transportation Highway Revenue, Series A, Revenue Bond, 5.000%, 09/01/2029	597,910
350,000	Kansas Development Finance Authority, Series A, Revenue Bond, 5.000%, 05/01/2026	409,752
145,000	Wyandotte County/Kansas City Unified Government, Series B, Refunding, Revenue Bond, 4.579%, 06/01/2021 (a)	104,146

		1,111,808

	Kentucky - 0.18%
100,000	Kentucky Public Transportation Infrastructure Authority, Series A, Revenue Bond, 5.000%, 07/01/2017	106,841

	Louisiana - 2.40%
800,000	Louisiana Citizens Property, Revenue Bond, AGM Insured, 6.750%, 06/01/2026	913,648
200,000	Louisiana Highway Improvement, Series A, Revenue Bond, 5.000%, 06/15/2029	234,920
125,000	Louisiana Public Facilities Authority, Series A, Revenue Bond, 8.375%, 12/15/2043	147,350

Principal Amount		Value
	Louisiana (Continued)
$125,000	Saint John Baptist Parish Louisiana Revenue Marathon Oil Corp., Series A, Revenue Bond, 5.125%, 06/01/2037	$127,365

		1,423,283

	Maryland - 2.69%
325,000	Anne Arundel County, Tax Allocation, 6.100%, 07/01/2040	345,374
400,000	Maryland Department of Transportation, Revenue Bond, 5.000%, 02/15/2026	465,796
150,000	Maryland Economic Development Corporation, Refunding, Revenue Bond, 5.750%, 09/01/2025	153,393
400,000	Maryland Student Housing Economic Development, Revenue Bond, 5.750%, 06/01/2033	417,960
200,000	Westminster Project Revenue, Lutheran Village at Miller’s Grant, Series A, Revenue Bond, 6.000%, 07/01/2034	211,104

		1,593,627

	Massachusetts - 2.42%
785,000	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond, 5.500%, 11/15/2036	894,233
500,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond, 5.000%, 10/01/2038	538,980

		1,433,213

	Michigan - 0.79%
100,000	Grand Valley State University, Series B, Refunding, Revenue Bond, 5.000%, 12/01/2024	120,888
300,000	Michigan Hospital Finance Authority, Series A, Refunding, Revenue Bond, 5.000%, 06/01/2021	348,240

		469,128

	Minnesota - 1.68%
160,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A, Refunding, Revenue Bond, 5.000%, 01/01/2030	183,198
150,000	Rochester Health Care & Housing Facility, Series A, Refunding, Revenue Bond, 6.875%, 12/01/2048	164,738
560,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond, 4.500%, 11/15/2038 (b)	649,930

		997,866

	Missouri - 1.62%
500,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond, 5.375%, 03/15/2039	548,480
350,000	St. Louis Airport, Revenue Bond, 6.625%, 07/01/2034	411,201

		959,681

See notes to financial statements.

GuideMark® Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Nebraska - 1.23%
$130,000	Douglas County Hospital Authority No. 3, Refunding, Revenue Bond, 5.000%, 11/01/2024	$151,863
500,000	Omaha Public Power Distributors, Series B, Revenue Bond, 5.000%, 02/01/2027	579,745

		731,608

	Nevada - 0.11%
60,000	Henderson Nevada Public Improvement Trust, Refunding, Revenue Bond, 5.500%, 01/01/2039	64,426

	New Hampshire - 0.22%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond, 5.000%, 07/01/2027	130,792

	New Jersey - 2.44%
55,000	Gloucester County New Jersey Pollution Authority, Series A, Refunding, Revenue Bond, 5.000%, 12/01/2024	61,321
150,000	New Jersey Economic Development Authority, Series WW, Revenue Bond 5.250%, 06/15/2030	156,950
90,000	New Jersey Economic Development Authority, Series B, Revenue Bond, 5.625%, 11/15/2030	101,006
500,000	New Jersey Turnpike Authority, Series A, Revenue Bond, 5.000%, 01/01/2032	571,805
300,000	New Jersey Turnpike Authority, Series B, Refunding, Revenue Bond, 5.000%, 01/01/2022	356,406
255,000	Tobacco Settlement Financing Corp., Series 1A, Refunding, Revenue Bond, 5.000%, 06/01/2041	200,904

		1,448,392

	New York - 9.59%
325,000	Brooklyn Arena Local Development Corp., Revenue Bond, 6.500%, 07/15/2030	381,017
100,000	Nassau County Tobacco Settlement Corp., Series A-2, Revenue Bond, 5.250%, 06/01/2026 (b)	99,713
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2022	43,597
250,000	New York City Municipal Water Finance Authority, Series BB, Refunding, Revenue Bond 5.000%, 06/15/2046	278,480
	New York City Transitional Finance Authority, Series A-1, Revenue Bond,
470,000	5.000%, 08/01/2031	547,517
500,000	5.000%, 11/01/2042	559,415
900,000	New York City, GO, 5.375%, 04/01/2036	1,012,554
250,000	New York City, Series F, Refunding, GO, 5.000%, 08/01/2025	293,193

Principal Amount		Value
	New York (Continued)
$325,000	New York Dormitory Authority, Revenue Bond, 6.125%, 12/01/2029	$357,360
170,000	New York Dormitory Authority, Series A, Revenue Bond, 5.500%, 01/01/2039	182,539
250,000	New York Dormitory Authority, Series B, Refunding, Revenue Bond, 5.000%, 07/01/2038	283,060
500,000	New York Environmental Facilities Corporation, Revenue Bond, 5.500%, 10/15/2027	656,955
500,000	New York Environmental Facilities Corporation, Series A, Revenue Bond, 5.000%, 06/15/2034	564,580
200,000	New York, Series E, GO, 4.000%, 12/15/2027	221,102
200,000	Niagara Tobacco Asset Securitization Corporation, Asset Backed Bonds, Refunding, Revenue Bond, 4.000%, 05/15/2029	200,258

		5,681,340

	North Carolina - 1.79%
115,000	Gaston County Industrial Facilities & Pollution Control Financing Authority, Revenue Bond, 5.750%, 08/01/2035	114,050
500,000	North Carolina Capital Facilities Finance Agency, Series B, Refunding, Revenue Bond, 5.000%, 10/01/2038	559,085
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Revenue Bond, 5.000%, 01/01/2025	386,509

		1,059,644

	North Dakota - 0.19%
110,000	Williston Multi-Family Housing, Revenue Bond, 7.750%, 09/01/2038	114,865

	Ohio - 3.19%
925,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond, 5.875%, 06/01/2047	765,919
500,000	Ohio Air Quality Development Authority, Series A, Revenue Bond, 5.700%, 08/01/2020	546,075
500,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond, 5.000%, 01/01/2026	578,340

		1,890,334

	Oregon - 1.10%
175,000	Oregon Department Administrative Lottery Services, Series A, Prerefunded, Revenue Bond, 5.250%, 04/01/2024	209,965
25,000	Oregon Department Administrative Lottery Services, Series A, Unrefunded, Revenue Bond, 5.250%, 04/01/2024	29,646
350,000	Oregon Facilities Authority Peacehealth Project, Series A, Refunding, Revenue Bond, 5.000%, 11/15/2021	413,424

		653,035

See notes to financial statements.

GuideMark® Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Pennsylvania - 5.97%
$350,000	Butler County Hospital Authority, Revenue Bond, 7.125%, 07/01/2029	$427,605
250,000	Chester County, GO, 5.000%, 11/15/2033	290,127
250,000	Delaware Valley Pennsylvania Regional Finance Authority, Series A, Revenue Bond, AMBAC Insured, 5.500%, 08/01/2028	297,575
400,000	Pennsylvania Economic Development Financing Authority, Series A, Refunding, Revenue Bond, 6.250%, 10/15/2023	465,916
	Pennsylvania Higher Educational Facilities Authority, Revenue Bond,
500,000	5.250%, 07/01/2019	538,770
400,000	5.800%, 07/01/2030	424,568
350,000	Pennsylvania Turnpike Commission, Series A-1, Revenue Bond, 5.000%, 12/01/2038	383,338
500,000	Philadelphia Gas Works, Refunding, Revenue Bond, 5.250%, 08/01/2017	538,175
150,000	University of Pittsburgh of the Commonwealth System of Higher Education, Series B, Revenue Bond, 5.000%, 09/15/2028	168,581

		3,534,655

	Rhode Island - 0.98%
500,000	Narragansett Commission Wastewater System, Series B, Refunding, Revenue Bond, 5.000%, 09/01/2030	583,155

	South Carolina - 0.81%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond, 5.000%, 12/01/2025	479,884

	Texas - 12.32%
430,000	Central Texas Regional Mobility Authority, Series A, Refunding, Revenue Bond, 6.000%, 01/01/2041	500,924
325,000	Clifton Texas Higher Education Finance Corp., Series A, Refunding, Revenue Bond, 4.000%, 12/01/2015	325,708
200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond, 5.000%, 11/01/2026	233,636
515,000	Frisco Texas Independent School District, Series A, GO, PSF-GTD Insured, 6.000%, 08/15/2038	581,049
425,000	Harris County Industrial Development, Revenue Bond, 5.000%, 02/01/2023	473,429
100,000	Harris County-Houston Sports Authority, Refunding, Revenue Bond, 5.000%, 11/15/2027	114,636
250,000	Houston Texas Airport System, Refunding, Revenue Bond, 5.000%, 07/01/2029	264,112
500,000	Houston, GO, 5.250%, 03/01/2028	549,875
350,000	North Texas Tollway Authority, Series A, Refunding, Revenue Bond, 4.000%, 01/01/2038	348,450

Principal Amount		Value
	Texas (Continued)
$250,000	North Texas Tollway Authority, Series A, Revenue Bond, 5.000%, 09/01/2020	$291,617
100,000	North Texas Tollway Authority, Series B, Refunding, Revenue Bond, 5.000%, 01/01/2029	115,245
770,000	North Texas Tollway Authority, Series E, Prerefunded, Revenue Bond, 5.750%, 01/01/2038 (b)	780,426
300,000	Texas A & M Permanent University Fund, Series A, Revenue Bond, 5.250%, 07/01/2030	365,691
260,000	Texas Municipal Gas Acquisition, Series D, Revenue Bond, 6.250%, 12/15/2026	313,927
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
445,000	7.500%, 12/31/2031	533,738
400,000	7.500%, 06/30/2033	484,600
85,000	7.000%, 12/31/2038	105,188
115,000	6.750%, 06/30/2043	139,373
100,000	Texas Transportation Commission Turnpike, Second Tier, Series C, Refunding Bond, 5.000%, 08/15/2029	112,393
200,000	Texas, GO, 5.000%, 04/01/2029	236,686
400,000	Texas, Series A, Prerefunded, GO, 5.000%, 04/01/2022	426,852

		7,297,555

	Utah - 1.26%
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond, 5.500%, 06/01/2022	587,860
155,000	Utah Transit Authority Sales Tax, Series B, Refunding, Revenue Bond, 1.600%, 06/15/2018	157,317

		745,177

	Virginia - 2.80%
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, AGM Insured, 5.500%, 11/15/2019	1,128,510
400,000	Virginia College Building Authority Educational Facilities, Revenue Bond, 5.750%, 01/01/2034	529,584

		1,658,094

	Washington - 2.98%
325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond, 5.000%, 02/01/2027	379,889
300,000	Energy Northwest Washington Electric, Series D, Revenue Bond, 5.000%, 07/01/2035	338,496
500,000	King County Hospital, Refunding, GO, NATL-RE Insured, 5.000%, 12/01/2021	526,605
210,000	King County Washington Sewer, Series B, Refunding, Revenue Bond, 5.000%, 01/01/2031	239,833

See notes to financial statements.

GuideMark® Tax-Exempt Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Washington (Continued)
$250,000	Washington Health Care Facilities Authority, Refunding, Revenue Bond, 6.375%, 10/01/2036	$283,057

		1,767,880

	Wisconsin - 5.34%
500,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, NATL-RE Insured, 5.500%, 12/15/2026	615,895
	Wisconsin Health & Educational Facilities Authority, Refunding, Revenue Bond,
100,000	5.000%, 05/01/2025	110,167
200,000	5.000%, 08/15/2030	225,112
100,000	Wisconsin Health & Educational Facilities Authority, Series B-1, Revenue Bond, 1.250%, 08/15/2025 (b)	100,386
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
195,000	5.000%, 07/01/2022	205,986
150,000	5.750%, 10/01/2031	153,459
500,000	Wisconsin, Series 2, Refunding, GO, 5.000%, 05/01/2025	593,975
1,000,000	Wisconsin, Series A, Refunding, Revenue Bond, 6.000%, 05/01/2033	1,157,450

		3,162,430

	Total Municipal Debt Obligations (Cost $53,248,948)	57,416,348

Number of Shares		Value
	SHORT TERM INVESTMENTS - 1.66%
	Money Market Funds - 1.66%
$981,242	Fidelity Tax Exempt Portfolio Effective Yield, 0.01% (c)	$981,242

	Total Short Term Investments (Cost $981,242)	981,242

	Total Investments (Cost $54,230,190) - 98.56%	58,397,590
	Other Assets in Excess of Liabilities - 1.44%	851,803

	TOTAL NET ASSETS - 100.00%	$59,249,393

Percentages are stated as a percent of net assets.

(a)	Zero coupon bond. The effective yield is listed.
(b)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2015.
(c)	Seven-day yield as of September 30, 2015.

Glossary of Terms

AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	Ambac Financial Group, Inc.
CMI	-	California Mortgage Insurance
GO	-	General Obligation
NATL-RE	-	National Public Finance Guarantee Corp.
PSF-GTD	-	Texas Permanent School Fund

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Principal Amount		Value
	ASSET BACKED SECURITIES - 1.47%
239,583	AIM Aviation Finance Ltd. Series 2015-1A, 5.072%, 02/15/2040 (Acquired 02/13/2015, Cost $239,583) (a)	$241,177
	American Express Credit Account Master Trust
100,000	Series 2013-3A, 0.980%, 05/15/2019	100,221
200,000	Series 2013-1A, 0.627%, 02/16/2021 (b)	200,475
95,000	BMW Vehicle Owner Trust Series 2014-A, 0.970%, 11/26/2018	95,124
	Capital One Multi-Asset Execution Trust
125,000	Series 2013-A3, 0.960%, 09/16/2019	125,169
115,000	Series 2014-A5, 1.480%, 07/15/2020	115,827
150,000	Chase Issuance Trust Series 2015-A2, 1.590%, 02/18/2020	151,416
	Colony American Homes
100,000	Series 2014-1A, 2.100%, 05/17/2031 (Acquired 04/02/2014, Cost $99,268) (a)(b)	98,033
100,000	Series 2015-1A, 2.357%, 07/17/2032 (Acquired 05/27/2015, Cost $100,000) (a)(b)	96,497
125,000	Invitation Homes Trust Series 2014-SFR1, 1.707%, 06/17/2031 (Acquired 05/22/2014, Cost $125,000) (a)(b)	122,443
80,000	Nissan Auto Lease Trust Series 2014-B, 1.120%, 09/15/2017	80,170
	OneMain Financial Issuance Trust
100,000	Series 2014-1A, 2.430%, 06/18/2024 (Acquired 04/09/2014, Cost $99,998) (a)	100,036
260,000	Series 2014-2A, 5.310%, 09/18/2024 (Acquired 09/12/2014, Cost $261,016) (a)	258,383
125,000	Series 2015-1A, 3.190%, 03/18/2026 (Acquired 03/17/2015, Cost $125,511) (a)	126,260
100,000	Series 2015-3A, 4.160%, 11/20/2028 (Acquired 09/24/2015, Cost $99,979) (a)(c)	99,979
	Sierra Receivables Funding Co. LLC
25,819	Series 2013-1A, 1.590%, 11/20/2029 (Acquired 10/22/2013, Cost $25,762) (a)	25,644
103,683	Series 2013-3A, 2.200%, 10/20/2030 (Acquired 10/29/2013 and 03/12/2014, Cost $103,821) (a)	104,225
100,000	Springleaf Funding Trust Series 2014-A, 2.410%, 12/15/2022 (Acquired 03/19/2014, Cost $99,984) (a)	100,082
142,917	TAL Advantage V LLC Series 2013-2A, 3.550%, 11/20/2038 (Acquired 10/31/2013, Cost $142,855) (a)	143,468
95,000	Toyota Auto Receivables Owner Trust Series 2015-C, 1.340%, 06/17/2019	95,185
90,739	U.S. Residential Opportunity Fund Trust Series 2015-1III, 3.721%, 01/27/2035 (Acquired 02/06/2015, Cost $90,739) (a)	90,827
102,906	VOLT XXII LLC Series 2015-NPL4, 3.500%, 02/25/2055 (Acquired 02/25/2015, Cost $102,797) (a)	102,939
150,000	World Financial Network Credit Card Master Trust Series 2015-A, 0.687%, 02/15/2022 (b)	149,641

	Total Asset Backed Securities (Cost $2,826,531)	2,823,221

Principal Amount		Value
	BANK LOANS - 2.90%
128,363	American Builders & Contractors Supply Co., Inc. 3.500%, 04/16/2020 (b)	$127,814
97,722	Amneal Pharmaceuticals, LLC 4.503%, 11/01/2019 (b)	98,027
123,125	Aptean Holdings, Inc. 5.250%, 02/26/2020 (b)	121,586
37,469	Awas Aviation Capital Ltd. 3.500%, 07/16/2018 (b)	37,375
69,717	Axalta Coatings Systems, LLC 3.750%, 02/01/2020 (b)	69,359
15,000	Beacon Roofing Supply, Inc. 3.484%, 09/10/2022 (b)	15,000
105,000	Berry Plastics Group, Inc. 3.234%, 09/09/2022 (b)	104,972
74,813	Calpine Corp. 3.500%, 05/27/2022 (b)	73,831
99,750	Communications Sales & Leasing, Inc. 5.000%, 10/24/2022 (b)	93,640
91,489	Continental Building Products, Inc. 4.000%, 08/28/2020 (b)	91,222
98,250	Crosby Worldwide Ltd. 3.750%, 11/23/2020 (b)	85,969
44,888	Dell, Inc. 4.000%, 04/29/2020 (b)	44,814
23,201	Dematic Corp. 4.250%, 12/28/2019 (b)	23,201
25,214	Doncasters Group Ltd. 4.500%, 04/09/2020 (b)	25,182
17,820	Emerald Performance Materials, LLC 4.500%, 08/01/2021 (b)	17,798
61,802	Endo Pharmaceuticals Plc 3.750%, 06/24/2022 (b)	61,720
	Energy Transfer Equity, LP
66,254	3.250%, 12/02/2019 (b)	64,184
28,570	4.000%, 12/02/2019 (b)	28,183
36,928	Entegris, Inc. 3.500%, 04/30/2021 (b)	36,824
68,075	FleetPride Corp. 5.250%, 11/19/2019 (b)	65,863
66,330	Gates Global LLC 4.250%, 07/05/2021 (b)	63,117
111,077	Generac Power Systems, Inc. 3.500%, 05/31/2020 (b)	108,611
95,335	Goodpack Ltd. 4.750%, 09/09/2021 (b)	92,475
48,513	Grosvenor Capital Management, LP 3.750%, 01/04/2021 (b)	48,331
24,540	HarbourVest Partners, LLC 3.250%, 02/04/2021 (b)	24,479
75,000	HD Supply Holdings, Inc. 3.750%, 08/13/2021 (b)	74,766
128,050	HUB International Ltd. 4.000%, 10/02/2020 (b)	125,436
49,750	Hyperion Insurance Group Limited 5.500%, 04/29/2022 (b)	49,957
39,400	IMS Health Holdings, Inc. 3.500%, 03/17/2021 (b)	39,273
137,142	Infor Global Solutions, Inc. 3.750%, 06/03/2020 (b)	133,285
124,375	Integra Telecom, Inc. 5.250%, 08/14/2020 (b)	123,805

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	BANK LOANS (Continued)
131,912	iQor, Inc. 6.000%, 04/01/2021 (b)	$107,178
83,916	Level 3 Communications, Inc. 3.500%, 05/31/2022 (b)	83,461
17,998	Libbey, Inc. 3.750%, 04/09/2021 (b)	17,931
90,395	Lightower Fiber Networks, LLC 4.000%, 04/13/2020 (b)	88,963
128,050	Mallinckrodt, LLC 3.250%, 03/19/2021 (b)	126,103
124,665	Micro Focus International Plc 5.250%, 11/19/2021 (b)	124,833
19,808	Milacron Holdings Corp. 4.500%, 09/28/2020 (b)	19,957
58,800	NXP Semiconductors N.V. 3.250%, 01/11/2020 (b)	58,763
59,250	Ortho-Clinical Diagnostics, Inc. 4.750%, 06/30/2021 (b)	58,571
20,692	Overseas Shipholding Group, Inc. 5.250%, 08/05/2019 (b)	20,511
27,352	Performance Sports Group Ltd. 4.000%, 04/15/2021 (b)	27,327
111,083	PetSmart, Inc. 4.250%, 03/11/2022 (b)	111,071
124,688	Pharmaceutical Product Development, LLC 4.250%, 08/18/2022 (b)	123,895
116,415	Pinnacle Agriculture Holdings, LLC 4.750%, 11/15/2018 (b)	116,269
87,975	Platform Specialty Products Corporation 4.500%, 06/07/2020 (b)	85,391
49,850	Ply Gem Holdings, Inc. 4.000%, 02/01/2021 (b)	49,470
128,403	PowerTeam Services, LLC 4.250%, 05/06/2020 (b)	127,319
16,985	Reddy Ice Holdings, Inc. 6.750%, 05/01/2019 (b)	14,239
73,060	Renaissance Learning 4.500%, 04/09/2021 (b)	71,112
29,925	Royal Adhesives and Sealants, LLC 4.500%, 06/19/2022 (b)	29,850
59,250	SBA Communications Corp. 3.250%, 03/24/2021 (b)	58,713
133,214	Sedgwick CMS Holdings, Inc. 3.750%, 03/01/2021 (b)	131,341
94,930	Signode Packaging Systems 3.750%, 05/01/2021 (b)	93,996
34,736	Southcross Energy Partners, LP 5.250%, 08/04/2021 (b)	31,870
20,186	Staples, Inc. 2.984%, 04/21/2021 (b)	20,137
45,000	Sterigenics International, Inc. 4.250%, 05/15/2022 (b)	44,944
80,592	Talbots, Inc. 5.500%, 03/19/2020 (b)	79,248
49,126	The Brickman Group, Ltd. 4.000%, 12/18/2020 (b)	48,553
77,338	The Hillman Group, Inc. 4.500%, 06/30/2021 (b)	77,290
133,635	The QUIKRETE Companies, Inc. 4.000%, 09/28/2020 (b)	133,434
205,142	The ServiceMaster Company 4.250%, 07/01/2021 (b)	205,545

Principal Amount		Value
	BANK LOANS (Continued)
79,000	Time, Inc. 4.250%, 04/26/2021 (b)	$78,704
	TransDigm, Inc.
84,672	3.750%, 02/28/2020 (b)	83,989
224,405	3.750%, 06/04/2021 (b)	222,512
95,471	3.500%, 05/14/2022 (b)	94,308
	USAGM HoldCo, LLC
6,257	0.609%, 07/28/2022 (b)	6,192
88,743	4.750%, 07/28/2022 (b)	87,828
129,425	Vertafore, Inc. 4.250%, 10/03/2019 (b)	129,466
76,034	Visteon Corporation 3.500%, 04/09/2021 (b)	75,796
12,482	WESCO International, Inc. 3.750%, 12/12/2019 (b)	12,494
89,331	Western Refining, Inc. 4.250%, 11/12/2020 (b)	88,870
131,486	Zayo Group, LLC 3.750%, 05/06/2021 (b)	130,894

	Total Bank Loans (Cost $5,621,629)	5,568,437

	COLLATERALIZED MORTGAGE OBLIGATIONS - 13.77%
	Adjustable Rate Mortgage
41,380	Series 2004-4, 2.716%, 03/25/2035 (b)	40,561
87,596	Series 2004-5, 2.565%, 04/25/2035 (b)	86,866
53,104	Series 2004-5, 2.598%, 04/25/2035 (b)	51,909
	Alternative Loan Trust
75,792	Series 2005-J1, 5.500%, 02/25/2025	78,010
32,449	Series 2003-9T1, 5.500%, 07/25/2033	32,735
41,563	Series 2003-20CB, 5.750%, 10/25/2033	43,516
70,353	Series 2004-14T2, 5.500%, 08/25/2034	74,893
23,612	Series 2004-28CB, 5.750%, 01/25/2035	23,991
69,094	Series 2006-4CB, 5.500%, 04/25/2036	67,489
167,489	Series 2007-4CB, 5.750%, 04/25/2037	152,795
1,064,454	Series 2007-15CB, 6.000%, 07/25/2037	1,000,156
	Banc of America Alternative Loan Trust
50,960	Series 2003-8, 5.500%, 10/25/2033	53,674
108,555	Series 2003-10, 5.500%, 12/25/2033	111,488
66,449	Series 2013-10, 5.500%, 12/25/2033	68,622
59,270	Series 2005-6, 5.250%, 07/25/2035	54,850
	Banc of America Funding Corp.
167,269	Series 2004-B, 2.545%, 11/20/2034 (b)	162,246
32,602	Series 2005-5, 5.500%, 09/25/2035	34,219
1,448,427	Series 2006-3, 5.750%, 03/25/2036	1,368,092
1,094,338	Series 2007-3, 5.831%, 04/25/2037 (b)	990,493
92,850	Banc of America Mortgage Trust Series 2005-A, 2.646%, 02/25/2035 (b)	90,989
163,067	Bear Stearns Commercial Mortgage Securities Trust Series 2003-PWR2, 6.931%, 05/11/2039 (Acquired 03/06/2012, Cost $166,421) (a)(b)	166,722
100,000	BLCP Hotel Trust Series 2014-CLRN, 3.877%, 08/15/2029 (Acquired 10/01/2014, Cost $99,625) (a)(b)	100,403
835,000	CFCRE Commercial Mortgage Trust Series 2011-C1, 5.723%, 04/15/2044 (Acquired 04/19/2011 and 05/17/2011, Cost $828,011) (a)(b)	891,441

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
1,039,327	Chase Mortgage Finance Trust Series 2007-S3, 6.000%, 05/25/2037	$885,315
	CHL Mortgage Pass-Through Trust
51,340	Series 2004-12, 2.880%, 08/25/2034 (b)	45,450
51,878	Series 2004-HYB4, 2.575%, 09/20/2034 (b)	49,881
234,878	Series 2004-HYB8, 3.247%, 01/20/2035 (b)	230,065
81,480	Series 2005-11, 0.464%, 04/25/2035 (b)	71,381
58,114	Series 2005-21, 5.500%, 10/25/2035	54,806
74,262	Citicorp Mortgage Securities Trust Series 2006-4, 6.000%, 08/25/2036	75,179
	Citigroup Mortgage Loan Trust
37,371	Series 2005-2, 2.617%, 05/25/2035 (b)	36,554
91,862	Series 2014-11, 0.339%, 08/25/2036 (Acquired 04/10/2015, Cost $85,718) (a)(b)	85,508
208,665	Series 2010-8, 4.000%, 11/25/2036 (Acquired 11/01/2012, Cost $212,269) (a)	211,609
106,003	CitiMortgage Alternative Loan Trust Series 2006-A4, 6.000%, 09/25/2036	95,835
100,000	COMM Mortgage Trust Series 2014-SAVA, 2.607%, 06/15/2034 (Acquired 06/26/2014, Cost $100,000) (a)(b)	99,406
	Credit Suisse First Boston Mortgage Securities Corp.
36,882	Series 2003-AR26, 2.577%, 11/25/2033 (b)	35,668
23,640	Series 2003-AR28, 2.598%, 12/25/2033 (b)	23,493
99,577	Series 2004-AR4, 2.661%, 05/25/2034 (b)	97,357
129,723	Series 2005-10, 5.500%, 11/25/2035	120,333
	Credit Suisse Mortgage Capital Mortgage-Backed Securities
148,871	Series 2006-8, 6.500%, 10/25/2021	127,851
513,421	Series 2006-9, 6.000%, 11/25/2036	495,235
572,970	Series 2007-1, 6.000%, 02/25/2037	507,765
100,000	Del Coronado Trust Series 2013-HDMZ, 5.207%, 03/15/2018 (Acquired 04/01/2013, Cost $100,000) (a)(b)	99,500
	Deutsche Alt-A Securities, Inc.
21,673	Series 2005-3, 5.250%, 06/25/2035	21,833
45,732	Series 2005-5, 5.500%, 11/25/2035 (b)	43,998
482,120	Series 2006-AR1, 4.388%, 02/25/2036 (b)	393,314
381,000	Extended Stay America Trust Series 2013-ESH, 4.171%, 12/05/2031 (Acquired 01/31/2013, Cost $393,983) (a)(b)	385,931
18,406	FDIC Trust Series 2013-N1, 4.500%, 10/25/2018 (Acquired 11/8/2013, Cost $18,474) (a)(b)	18,489
514,298	First Horizon Alternative Mortgage Securities Series 2007-FA4, 6.250%, 08/25/2037	410,514
580,659	First Horizon Mortgage Pass-Through Trust Series 2007-4, 6.000%, 08/25/2037	508,230
12,401	GMAC Mortgage Loan Trust Series 2003-J7, 5.000%, 11/25/2033	12,491

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	GSR Mortgage Loan Trust
47,315	Series 2004-14, 2.842%, 12/25/2034 (b)	$45,891
116,215	Series 2004-14, 2.858%, 12/25/2034 (b)	115,591
120,097	Series 2005-AR4, 2.602%, 07/25/2035 (b)	114,236
193,388	Series 2006-8F, 6.000%, 09/25/2036	162,279
953,785	Series 2006-9F, 6.500%, 10/25/2036	839,436
452,354	Series 2007-4F, 6.000%, 07/25/2037	415,333
	Hilton USA Trust
100,000	Series 2013-HLT, 3.714%, 11/05/2030 (Acquired 11/22/2013, Cost $100,384) (a)	100,540
100,000	Series 2013-HLT, 4.407%, 11/05/2030 (Acquired 11/22/2013, Cost $100,385) (a)	100,822
100,000	Series 2013-HLT, 4.602%, 11/05/2030 (Acquired 11/22/2013, Cost $100,387) (a)(b)	101,279
800,269	IndyMac IMJA Mortgage Loan Trust Series 2007-A3, 6.250%, 11/25/2037	680,782
	IndyMac INDX Mortgage Loan Trust
681,800	Series 2005-AR1, 2.475%, 03/25/2035 (b)	681,272
44,090	Series 2005-AR16IP, 0.834%, 07/25/2045 (b)	38,463
123,973	JPMorgan Alternative Loan Trust Series 2006-A1, 2.479%, 03/25/2036 (b)	108,177
	JPMorgan Chase Commercial Mortgage Securities Trust
115,000	Series 2015-SGP, 4.694%, 07/15/2036 (Acquired 09/28/2015, Cost $115,000) (a)(b)	115,286
8,391,243	Series 2012-C8, 2.251%, 10/17/2045 (b)(d)	746,565
	JPMorgan Mortgage Trust
42,766	Series 2003-A2, 1.994%, 11/25/2033 (b)	42,784
28,405	Series 2005-A3, 2.719%, 06/25/2035 (b)	28,753
60,160	Series 2006-A1, 2.536%, 02/25/2036 (b)	53,609
128,128	Series 2006-A7, 2.617%, 01/25/2037 (b)	113,357
146,657	Series 2007-S1, 5.750%, 03/25/2037	121,656
789,218	Lehman Mortgage Trust Series 2006-2, 5.750%, 04/25/2036	791,688
	MASTR Adjustable Rate Mortgages Trust
103,812	Series 2004-7, 2.527%, 07/25/2034 (b)	101,229
693,120	Series 2006-2, 2.568%, 01/25/2036 (b)	690,670
	MASTR Alternative Loan Trust
47,415	Series 2003-9, 5.250%, 11/25/2033	49,464
49,703	Series 2004-5, 5.500%, 06/25/2034	52,159
59,760	Series 2004-5, 6.000%, 06/25/2034	62,406
128,294	Series 2004-8, 6.000%, 09/25/2034	135,516
6,705	Series 2004-12, 5.250%, 12/25/2034	6,725
93,987	Merrill Lynch Mortgage Investors Trust Series 2006-2, 2.171%, 05/25/2036 (b)	93,407
400,000	Morgan Stanley Capital I Trust Series 2011-C2, 5.479%, 06/15/2044 (Acquired 06/22/2011, Cost $354,798) (a)(b)	419,104
	Morgan Stanley Mortgage Loan Trust
1,211,763	Series 2005-10, 6.000%, 12/25/2035	1,011,675
916,306	Series 2007-12, 6.250%, 08/25/2037	853,787
86,685	New York Mortgage Trust Series 2006-1, 2.619%, 05/25/2036 (b)	79,068

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Residential Asset Securitization Trust
1,010,562	Series 2007-A2, 6.000%, 04/25/2037	$843,642
812,331	Series 2007-A6, 6.000%, 06/25/2037	730,397
1,098,053	Series 2007-A7, 6.000%, 07/25/2037	800,337
119,940	Residential Funding Mortgage Securities I Series 2006-S1, 5.750%, 01/25/2036	123,779
	SCG Trust
100,000	Series 2013-SRP1, 2.707%, 11/15/2026 (Acquired 05/02/2014, Cost $100,224) (a)(b)	100,071
100,000	Series 2013-SRP1, 3.457%, 11/15/2026 (Acquired 05/05/2014, Cost $100,254) (a)(b)	100,402
1,159,233	Sequoia Mortgage Trust Series 2013-3, 2.500%, 03/25/2043 (b)	1,107,698
	Structured Adjustable Rate Mortgage Loan Trust
68,070	Series 2004-6, 2.362%, 06/25/2034 (b)	66,693
82,436	Series 2005-14, 0.504%, 07/25/2035 (b)	60,081
22,621	Structured Asset Securities Corp. Trust Series 2005-1, 5.500%, 02/25/2035	23,165
1,106,165	TBW Mortgage-Backed Trust Series 2006-6, 5.630%, 01/25/2037 (b)	725,093
	Washington Mutual Mortgage Pass-Through Certificates
35,782	Series 2004-CB2, 5.500%, 07/25/2034	37,395
215,111	Series 2005-AR7, 2.485%, 08/25/2035 (b)	215,324
74,477	Series 2005-AR10, 2.503%, 09/25/2035 (b)	72,343
305,097	Series 2006-5, 6.000%, 07/25/2036	264,811
66,841	Series 2007-HY5, 2.043%, 05/25/2037 (b)	58,326
222,698	Series 2006-AR19, 1.909%, 01/25/2047 (b)	202,369
78,593	Series 2007-OA3, 0.959%, 04/25/2047 (b)	66,854
383,538	Wells Fargo Alternative Loan Trust Series 2007-PA1, 6.000%, 03/25/2037	350,267
	Wells Fargo Mortgage Backed Securities Trust
38,604	Series 2003-J, 2.739%, 10/25/2033 (b)	38,915
90,443	Series 2004-A, 2.654%, 02/25/2034 (b)	90,736
22,104	Series 2004-O, 2.737%, 08/25/2034 (b)	22,083
34,560	Series 2005-AR10, 2.685%, 06/25/2035 (b)	34,885
100,082	Series 2005-11, 5.500%, 11/25/2035	104,446
66,722	Series 2005-17, 5.500%, 01/25/2036	68,162
72,900	Series 2005-16, 6.000%, 01/25/2036	74,866

	Total Collateralized Mortgage Obligations (Cost $27,105,479)	26,445,300

Number of Shares
	COMMON STOCKS - 0.03%
	Energy Equipment & Services - 0.02%
1,224	Halliburton Co.	43,268

	Transportation - 0.01%
22	CEVA Holdings LLC (e)	18,505

	Total Common Stocks (Cost $82,095)	61,773

Principal Amount		Value
	CONVERTIBLE OBLIGATIONS - 0.90%
	Biotechnology - 0.03%
50,000	BioMarin Pharmaceutical, Inc. 1.500%, 10/15/2020	$67,437

	Household Durables - 0.06%
95,000	Jarden Corp. 1.125%, 03/15/2034	109,131

	Metals & Mining - 0.36%
780,000	B2Gold Corp. 3.250%, 10/01/2018	663,234
30,000	RTI International Metals, Inc. 1.625%, 10/15/2019	31,688

		694,922

	Oil & Gas - 0.23%
135,000	Chesapeake Energy Corp. 2.500%, 05/15/2037	116,775
400,000	Whiting Petroleum Corp. 1.250%, 04/01/2020 (Acquired 03/24/2015 through 07/16/2015, Cost $416,117) (a)	327,750

		444,525

	Real Estate - 0.01%
15,000	Redwood Trust, Inc. 4.625%, 04/15/2018	14,466

	Semiconductor & Semiconductor Equipment - 0.04%
140,000	SunEdison, Inc. 2.625%, 06/01/2023 (Acquired 05/13/2015, Cost $140,000) (a)	71,225

	Software - 0.15%
93,000	Nuance Communications, Inc. 1.500%, 11/01/2035	96,197
250,000	Rovi Corp. 0.500%, 03/01/2020 (Acquired 02/27/2015 through 05/14/2015, Cost $243,783) (a)	194,062

		290,259

	Textiles, Apparel & Luxury Goods - 0.02%
55,000	Iconix Brand Group, Inc. 1.500%, 03/15/2018	43,863

	Total Convertible Obligations (Cost $2,048,394)	1,735,828

Number of Shares
	CONVERTIBLE PREFERRED STOCKS - 0.22%
	Food Products - 0.07%
2,422	Tyson Foods, Inc. 4.750%	124,152

	Metals & Mining - 0.10%
5,911	Alcoa, Inc. 5.375%	197,427

	Multi-Utilities - 0.05%
466	Dominion Resources, Inc. 6.125%	23,118
698	Dominion Resources, Inc. - Series A 6.375%	38,607
547	Dominion Resources, Inc. - Series B 6.000%	30,621

		92,346

	Total Convertible Preferred Stocks (Cost $450,584)	413,925

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	CORPORATE OBLIGATIONS - 12.62%
	Aerospace & Defense - 0.22%
90,000	KLX, Inc. 5.875%, 12/01/2022 (Acquired 11/21/2014, Cost $90,000) (a)	$88,003
305,000	Meccanica Holdings USA, Inc. 6.250%, 01/15/2040 (Acquired 11/29/2012 and 12/07/2012, Cost $269,044) (a)	295,088
35,000	Rockwell Collins, Inc. 0.687%, 12/15/2016 (b)	34,950

		418,041

	Airlines - 0.50%
1,000,000	Latam Airlines Group SA 4.500%, 08/15/2025 (Acquired 05/14/2015, Cost $1,000,000) (a)	952,500

	Auto Components - 0.08%
150,000	ZF North America Capital, Inc. 4.500%, 04/29/2022 (Acquired 04/24/2015, Cost $148,890) (a)	142,313

	Banks - 1.54%
	Bank of America Corp.
280,000	4.200%, 08/26/2024	280,315
170,000	3.950%, 04/21/2025	165,707
100,000	CIT Group, Inc. 5.000%, 08/15/2022	100,125
100,000	Citigroup, Inc. 6.300%, 12/29/2049 (b)	96,340
375,000	Intesa Sanpaolo SpA 5.017%, 06/26/2024 (Acquired 06/19/2014, Cost $375,000) (a)	370,696
100,000	JPMorgan Chase & Co. 5.000%, 12/29/2049 (b)	97,375
500,000	Royal Bank of Scotland Group Plc 6.125%, 12/15/2022	541,895
435,000	Santander Holdings USA, Inc. 4.500%, 07/17/2025	437,830
200,000	Santander UK Group Holdings PLC 4.750%, 09/15/2025 (Acquired 09/08/2015, Cost $199,448) (a)	198,716
	Societe Generale SA
200,000	7.875%, 12/29/2049 (b)(h)	195,750
250,000	7.875%, 12/31/2049 (Acquired 04/09/2015, Cost $263,837) (a)(b)	244,688
230,000	The Bank of Tokyo-Mitsubishi UFJ Ltd. 1.356%, 09/14/2018 (Acquired 09/08/2015, Cost $230,000) (a)(b)	230,701

		2,960,138

	Biotechnology - 0.26%
360,000	Celgene Corp. 3.875%, 08/15/2025	360,800
140,000	Gilead Sciences, Inc. 4.750%, 03/01/2046	140,982

		501,782

Principal Amount		Value
	Building Products - 0.11%
155,000	Atrium Windows & Doors, Inc. 7.750%, 05/01/2019 (Acquired 04/11/2014, Cost $153,410) (a)	$114,312
33,000	NCI Building Systems, Inc. 8.250%, 01/15/2023 (Acquired 01/09/2015, Cost $33,000) (a)	34,733
70,000	Owens Corning 4.200%, 12/01/2024	69,669

		218,714

	Capital Markets - 0.15%
285,000	Morgan Stanley 4.350%, 09/08/2026	287,086

	Chemicals - 0.37%
100,000	Albemarle Corp. 4.150%, 12/01/2024	100,500
660,000	Hercules, Inc. 6.500%, 06/30/2029	612,150

		712,650

	Construction Materials - 0.11%
220,000	Cemex SAB de CV 6.125%, 05/05/2025 (Acquired 02/26/2015, Cost $219,956) (a)	200,750

	Consumer Finance - 0.32%
370,000	Ally Financial, Inc. 4.125%, 03/30/2020	366,762
150,000	Caterpillar Financial Services Corp. 0.564%, 03/03/2017 (b)	149,821
100,000	SLM Corp. 5.500%, 01/15/2019	93,188

		609,771

	Diversified Financial Services - 0.55%
200,000	Corporacion Financiera de Desarrollo SA 5.250%, 07/15/2029 (Acquired 07/08/2014, Cost $199,732) (a)(b)	197,000
750,000,000	Financiera de Desarrollo Territorial SA Findeter 7.875%, 08/12/2024 (Acquired 08/06/2014, Cost $389,710) (a)	217,387
440,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.875%, 08/01/2021 (Acquired 07/29/2014, Cost $440,000) (a)	413,050
245,000	Quicken Loans, Inc. 5.750%, 05/01/2025 (Acquired 05/01/2015 through 09/28/2015, Cost $242,075) (a)	230,913

		1,058,350

	Diversified Telecommunication Services - 0.15%
250,000	Level 3 Financing, Inc. 5.125%, 05/01/2023 (Acquired 04/14/2015, Cost $250,000) (a)	235,625
300,000	Oi SA 9.750%, 09/15/2016 (Acquired 09/09/2014, Cost $125,297) (a)	51,290

		286,915

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Electric Utilities - 0.60%
580,000	Cia de Eletricidade do Estado da Bahia 11.750%, 04/27/2016 (Acquired 04/19/2011, Cost $367,321) (a)	$134,126
60,000	Duke Energy Progress, Inc. 0.534%, 03/06/2017 (b)	59,818
200,000	EDP Finance BV 4.125%, 01/15/2020 (Acquired 11/13/2014, Cost $199,578) (a)	203,149
500,000	Enel SpA 8.750%, 09/24/2073 (Acquired 09/17/2013 and 01/27/2014, Cost $513,731) (a)	575,485
200,000	InterGen NV 7.000%, 06/30/2023 (Acquired 06/07/2013, Cost $196,463) (a)	171,000

		1,143,578

	Electronic Equipment, Instruments & Components - 0.22%
430,000	Keysight Technologies, Inc. 4.550%, 10/30/2024 (Acquired 10/06/2014, Cost $429,854) (a)	419,593

	Energy Equipment & Services - 0.00%
10,000	Diamond Offshore Drilling, Inc. 4.875%, 11/01/2043	6,579

	Food Products - 0.05%
445,000	BRF SA 7.750%, 05/22/2018 (Acquired 05/15/2013, Cost $219,889) (a)	92,042

	Health Care Providers & Services - 0.16%
100,000	CHS/Community Health Systems, Inc. 8.000%, 11/15/2019	104,313
100,000	HCA, Inc. 5.000%, 03/15/2024	100,500
100,000	Tenet Healthcare Corp. 8.125%, 04/01/2022	106,540

		311,353

	Hotels, Restaurants & Leisure - 0.38%
100,000	Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/2017 (f)	80,500
115,000	Interval Acquisition Corp. 5.625%, 04/15/2023 (Acquired 04/02/2015, Cost $115,000) (a)	113,850
395,000	MGM Resorts International 6.000%, 03/15/2023	384,631
155,000	Wyndham Worldwide Corp. 5.100%, 10/01/2025	157,446

		736,427

	Household Products - 0.08%
150,000	Reynolds Group Issuer LLC 8.250%, 02/15/2021	150,375

	Independent Power & Renewable Electricity Producers - 0.07%
100,000	Calpine Corp. 5.875%, 01/15/2024 (Acquired 10/29/2013, Cost $100,000) (a)	103,500

Principal Amount		Value
	Independent Power & Renewable Electricity Producers (Continued)
45,000	Talen Energy Supply LLC 6.500%, 06/01/2025 (Acquired 05/14/2015, Cost $45,000) (a)	$38,756

		142,256

	Insurance - 0.60%
700,000	Assicurazioni Generali SpA 7.750%, 12/12/2042 (b)(h)	921,022
215,000	Old Republic International Corp. 4.875%, 10/01/2024	226,202

		1,147,224

	Media - 0.62%
	CCO Holdings LLC / CCO Holdings Capital Corp.
100,000	5.250%, 09/30/2022	94,000
130,000	5.125%, 05/01/2023 (Acquired 04/13/2015, Cost $130,000) (a)	120,172
140,000	CCO Safari II, LLC 6.484%, 10/23/2045 (Acquired 07/09/2015, Cost $140,000) (a)	141,611
100,000	Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/2022	100,750
	CSC Holdings LLC
75,000	6.750%, 11/15/2021	67,312
40,000	5.250%, 06/01/2024	31,650
	DISH DBS Corp.
105,000	6.750%, 06/01/2021	101,390
130,000	5.875%, 07/15/2022	115,375
220,000	5.875%, 11/15/2024	187,413
100,000	iHeartCommunications, Inc. 9.000%, 03/01/2021	84,400
100,000	Sirius XM Radio, Inc. 5.375%, 04/15/2025 (Acquired 03/03/2015, Cost $100,000) (a)	95,750
65,000	Time Warner Cable, Inc. 4.500%, 09/15/2042	51,571

		1,191,394

	Metals & Mining - 0.22%
	ArcelorMittal SA
100,000	6.250%, 03/01/2021	90,562
70,000	7.750%, 10/15/2039	57,400
	First Quantum Minerals Ltd.
50,000	6.750%, 02/15/2020 (Acquired 05/15/2012, Cost $44,423) (a)	33,750
100,000	7.000%, 02/15/2021 (Acquired 05/15/2012, Cost $88,270) (a)	65,250
85,000	Flextronics International Ltd. 4.750%, 06/15/2025 (Acquired 06/03/2015, Cost $84,331) (a)	82,554
100,000	FMG Resources Ltd. 9.750%, 03/01/2022 (Acquired 04/22/2015, Cost $97,690) (a)	93,375

		422,891

	Multi-Utilities - 0.04%
200,000	Texas Competitive Electric Holdings Co., LLC 11.500%, 10/01/2020 (Acquired 04/14/2011 and 11/09/2011, Cost $193,097) (a)(f)	78,000

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Oil & Gas - 1.66%
35,000	Antero Resources Corp. 5.125%, 12/01/2022	$30,275
	Baytex Energy Corp.
5,000	5.125%, 06/01/2021 (Acquired 11/06/2014, Cost $4,780) (a)	4,000
20,000	5.625%, 06/01/2024 (Acquired 11/19/2014 and 09/16/2015, Cost $17,251) (a)	15,900
	Bonanza Creek Energy, Inc.
10,000	6.750%, 04/15/2021	7,025
35,000	5.750%, 02/01/2023	22,925
265,000	California Resources Corp. 6.000%, 11/15/2024	158,834
100,000	Chaparral Energy, Inc. 8.250%, 09/01/2021	30,940
	Chesapeake Energy Corp.
5,000	6.625%, 08/15/2020	3,741
200,000	6.125%, 02/15/2021	140,375
115,000	4.875%, 04/15/2022	75,612
	Concho Resources, Inc.
30,000	5.500%, 10/01/2022	28,725
155,000	5.500%, 04/01/2023	148,412
	Continental Resources, Inc.
380,000	5.000%, 09/15/2022	332,975
5,000	4.500%, 04/15/2023	4,348
15,000	3.800%, 06/01/2024	12,188
115,000	Diamondback Energy, Inc. 7.625%, 10/01/2021	121,325
155,000	Energy Transfer Partners LP 6.125%, 12/15/2045	138,052
	Halcon Resources Corp.
40,000	8.625%, 02/01/2020 (Acquired 04/21/2015, Cost $40,000) (a)	33,400
65,000	13.000%, 02/15/2022 (Acquired 08/08/2013, Cost $99,720) (a)	42,006
	Linn Energy LLC / Linn Energy Finance Corp.
150,000	7.750%, 02/01/2021	35,250
50,000	6.500%, 09/15/2021	10,625
156,000	Matador Resources Co. 6.875%, 04/15/2023 (Acquired 04/09/2015 through 08/13/2015, Cost $156,948) (a)	150,540
	MEG Energy Corp.
5,000	6.500%, 03/15/2021 (Acquired 12/02/2014, Cost $4,464) (a)	4,125
30,000	6.375%, 01/30/2023 (Acquired 11/04/2014 through 12/08/2014, Cost $28,230) (a)	23,625
25,000	7.000%, 03/31/2024 (Acquired 11/17/2014 through 12/08/2014, Cost $22,879) (a)	20,000
	Noble Energy, Inc.
90,000	5.625%, 05/01/2021	90,647
45,000	5.875%, 06/01/2022	44,976
10,000	5.875%, 06/01/2024	9,967
50,000	Oasis Petroleum, Inc. 6.875%, 03/15/2022	39,865

Principal Amount		Value
	Oil & Gas (Continued)
	OGX Austria GmbH
200,000	8.500%, 06/01/2018 (Acquired 04/17/2013, Cost $117,896) (a)(f)	$20
800,000	8.375%, 04/01/2022 (Acquired 03/27/2012 through 06/29/2012, Cost $770,692) (a)(f)	49
350,000	Pacific Rubiales Energy Corp. 5.125%, 03/28/2023 (Acquired 03/19/2015 through 07/09/2015, Cost $233,786) (a)	122,500
100,000	Penn Virginia Corporation 8.500%, 05/01/2020	26,375
	Petrobras Global Finance BV
100,000	6.875%, 01/20/2040	65,500
55,000	6.750%, 01/27/2041	36,163
500,000	5.625%, 05/20/2043	308,750
10,000	7.250%, 03/17/2044	6,682
43,000	Petroleos Mexicanos 7.650%, 11/24/2021 (Acquired 12/01/2011, Cost $316,078) (a)	258,458
	RSP Permian, Inc.
110,000	6.625%, 10/01/2022	106,150
135,000	6.625%, 10/01/2022 (Acquired 08/05/2015, Cost $133,987) (a)	130,275
40,000	SM Energy Co. 5.000%, 01/15/2024	34,050
25,000	Ultra Petroleum Corp. 6.125%, 10/01/2024 (Acquired 11/06/2014 through 11/18/2014, Cost $23,269) (a)	14,375
50,000	Western Refining Logistics LP 7.500%, 02/15/2023	49,875
	Whiting Petroleum Corp.
125,000	6.500%, 10/01/2018	117,813
15,000	5.000%, 03/15/2019	13,125
150,000	Williams Partners LP 4.000%, 09/15/2025	130,176

		3,201,014

	Pharmaceuticals - 0.35%
265,000	AbbVie, Inc. 3.600%, 05/14/2025	261,887
	Valeant Pharmaceuticals International, Inc.
100,000	7.500%, 07/15/2021 (Acquired 06/27/2013, Cost $100,000) (a)	103,250
75,000	5.500%, 03/01/2023 (Acquired 01/15/2015, Cost $75,000) (a)	71,437
240,000	VRX Escrow Corp. 4.500%, 05/15/2023 (Acquired 03/13/2015 and 03/17/2015, Cost $253,027) (a)	240,991

		677,565

	Pipelines - 0.49%
180,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp. 4.875%, 12/01/2024	165,600
	Regency Energy Partners LP / Regency Energy Finance Corp.
65,000	5.750%, 09/01/2020	69,838

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	CORPORATE OBLIGATIONS (Continued)
	Pipelines (Continued)
100,000	5.000%, 10/01/2022	$97,777
	Sabine Pass Liquefaction LLC
100,000	5.625%, 02/01/2021 (b)	93,250
100,000	5.625%, 04/15/2023	89,250
180,000	5.625%, 03/01/2025 (Acquired 02/26/2015, Cost $180,000) (a)	159,300
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
45,000	6.375%, 08/01/2022	43,256
30,000	5.250%, 05/01/2023	26,775
5,000	4.250%, 11/15/2023	4,187
190,000	6.750%, 03/15/2024 (Acquired 09/09/2015, Cost $190,000) (a)	181,688

		930,921

	Professional Services - 0.11%
215,000	Verisk Analytics, Inc. 5.500%, 06/15/2045	212,063

	Publishing - 0.04%
100,000	Visant Corp. 10.000%, 10/01/2017	82,250

	Real Estate - 0.38%
105,000	Brixmor Operating Partnership LP 3.850%, 02/01/2025	102,159
90,000	Healthcare Realty Trust, Inc. 3.875%, 05/01/2025	87,617
150,000	Host Hotels & Resorts LP 5.250%, 03/15/2022	163,095
100,000	iStar Financial, Inc. 4.000%, 11/01/2017	96,500
280,000	Rialto Holdings LLC / Rialto Corp. 7.000%, 12/01/2018 (Acquired 11/08/2013 through 12/18/2013, Cost $280,524) (a)	285,600

		734,971

	Semiconductor & Semiconductor Equipment - 0.33%
299,000	KLA-Tencor Corp. 4.650%, 11/01/2024	299,334
	Micron Technology, Inc.
125,000	5.250%, 01/15/2024 (Acquired 04/27/2015, Cost $125,000) (a)	115,000
145,000	5.625%, 01/15/2026 (Acquired 04/27/2015 and 07/10/2015, Cost $143,546) (a)	130,862
40,000	Novellus Systems, Inc. 2.625%, 05/15/2041	78,525

		623,721

	Software - 0.19%
	First Data Corp.
100,000	8.250%, 01/15/2021 (Acquired 02/17/2012, Cost $98,291) (a)	104,000
100,000	12.625%, 01/15/2021	113,875
145,000	Open Text Corp. 5.625%, 01/15/2023 (Acquired 01/12/2015, Cost $145,000) (a)	144,184

		362,059

Principal Amount		Value
	Specialty Retail - 0.09%
175,000	Lowe’s Cos., Inc. 0.936%, 09/14/2018 (b)	$175,742

	Technology Hardware, Storage & Peripherals - 0.18%
355,000	Hewlett Packard Enterprise Co. 4.900%, 10/15/2025 (Acquired 09/30/2015, Cost $354,024) (a)	354,024

	Telecommunication Services - 0.48%
	Alcatel-Lucent USA, Inc.
40,000	6.450%, 03/15/2029	39,750
45,000	6.500%, 01/15/2028	45,169
200,000	Digicel Group Ltd. 8.250%, 09/30/2020 (Acquired 09/05/2012, Cost $200,000) (a)	186,000
	Frontier Communications Corp.
135,000	11.000%, 09/15/2025 (Acquired 09/11/2015, Cost $135,000) (a)	130,950
100,000	7.875%, 01/15/2027	82,500
150,000	Intelsat Jackson Holdings SA 7.500%, 04/01/2021	138,937
100,000	T Mobile USA, Inc. 6.500%, 01/15/2024	97,188
200,000	Wind Acquisition Finance SA 7.375%, 04/23/2021 (Acquired 04/08/2014, Cost $200,000) (a)	198,000

		918,494

	Textiles, Apparel & Luxury Goods - 0.56%
917,512	Edcon Holdings Ltd. 13.375%, 06/30/2019 (Acquired 11/08/2013 through 03/10/2015, Cost $458,127) (a)	143,533
	Edcon Limited
1,120,000	9.500%, 03/01/2018 (Acquired 04/05/2011 and 04/12/2011, Cost $1,121,864) (a)	685,888
300,000	9.500%, 03/01/2018 (Acquired 08/18/2011 through 08/24/2011, Cost $401,916) (a)	206,966
45,875	8.000%, 06/30/2019 (Acquired 11/08/2013 through 03/10/2015, Cost $23,009) (a)	44,853

		1,081,240

	Trading Companies & Distributors - 0.25%
80,000	Aircastle Ltd. 5.500%, 02/15/2022	81,000
	Air Lease Corp.
75,000	3.750%, 02/01/2022	74,709
330,000	4.250%, 09/15/2024	324,225

		479,934

	Transportation - 0.05%
180,000	CHC Helicopter SA 9.250%, 10/15/2020	101,700

	Wireless Telecommunication Services - 0.06%
100,000	Sprint Communications, Inc. 9.000%, 11/15/2018 (Acquired 11/04/2011, Cost $100,000) (a)	105,180

	Total Corporate Obligations (Cost $28,199,536)	24,231,600

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 28.36%
	Bank Negara Malaysia Monetary Notes
130,000	3.042%, 11/03/2015 (g)	$29,491
120,000	3.048%, 11/24/2015 (g)	27,172
1,210,000	2.994%, 03/01/2016 (g)	271,763
	Brazil Letras do Tesouro Nacional
590,000	14.842%, 10/01/2015 (g)	148,821
1,470,000	14.635%, 01/01/2016 (g)	358,355
180,000	15.405%, 07/01/2016 (g)	40,824
560,000	15.565%, 10/01/2016 (g)	122,030
	Financing of Infrastructural Projects State Enterprise
100,000	8.375%, 11/03/2017 (Acquired 05/10/2011, Cost $102,252) (a)	78,770
1,180,000	7.400%, 04/20/2018 (Acquired 04/15/2011, Cost $1,180,000) (a)	932,436
	Ghana Government Bond
100,000	21.000%, 10/26/2015	26,714
60,000	16.900%, 03/07/2016	15,365
85,000	19.240%, 05/30/2016	21,611
1,630,000	23.000%, 02/13/2017	419,698
30,000	25.480%, 04/24/2017	7,989
2,220,000	24.440%, 05/29/2017	577,674
50,000	26.000%, 06/05/2017	13,226
520,000	25.400%, 07/31/2017	137,358
616,000	23.000%, 08/21/2017	156,622
1,610,000	23.230%, 02/19/2018	426,875
150,000	22.490%, 04/23/2018	39,075
1,810,000	23.470%, 05/21/2018	479,915
990,000	19.040%, 09/24/2018	239,978
	Hungary Government Bond
188,620,000	6.750%, 11/24/2017	758,069
32,890,000	4.000%, 04/25/2018	124,713
15,370,000	5.500%, 12/20/2018	61,276
95,770,000	6.500%, 06/24/2019	395,467
2,370,000	7.500%, 11/12/2020	10,490
23,840,000	7.000%, 06/24/2022	104,993
73,790,000	6.000%, 11/24/2023	315,790
56,540,000	5.500%, 06/24/2025	238,038
	Hungary Government International Bond
130,000	4.375%, 07/04/2017 (h)	154,796
150,000	5.750%, 06/11/2018 (h)	188,604
1,100,000	6.375%, 03/29/2021	1,258,396
100,000	Iceland Government International Bond 5.875%, 05/11/2022 (Acquired 05/03/2012, Cost $99,070) (a)	114,043
1,454,000,000	Indonesia Treasury Bill 6.617%, 02/04/2016 (g)	96,614
	Indonesia Treasury Bond
10,120,000,000	8.375%, 03/15/2024	641,000
7,580,000,000	8.375%, 03/15/2034	450,595
1,324,390	Ireland Government Bond 5.400%, 03/13/2025	2,027,378
	Korea Monetary Stabilization Bond
5,714,800,000	2.900%, 12/02/2015	4,833,218
92,000,000	2.800%, 04/02/2016	78,132
239,800,000	2.790%, 06/02/2016	204,066
325,800,000	2.460%, 08/02/2016	277,089

Principal Amount		Value
	FOREIGN GOVERNMENT DEBT OBLIGATIONS (Continued)
	Korea Treasury Bond
2,684,400,000	2.750%, 12/10/2015	$2,270,283
2,058,200,000	2.750%, 06/10/2016	1,751,503
1,846,100,000	3.000%, 12/10/2016	1,584,487
	Malaysia Government Bond
3,610,000	3.197%, 10/15/2015	821,272
3,021,000	3.172%, 07/15/2016	687,255
1,690,000	4.262%, 09/15/2016	388,393
870,000	3.814%, 02/15/2017	199,324
4,360,000	3.394%, 03/15/2017	992,363
30,000	Malaysia Treasury Bill 3.118%, 05/27/2016 (g)	6,688
	Mexican Bonos
23,460	8.000%, 12/17/2015	140,048
72,700	6.250%, 06/16/2016	438,788
229,260	7.250%, 12/15/2016	1,414,207
	Mexican Cetes
255,110	3.157%, 01/21/2016 (g)	149,413
1,021,290	3.291%, 05/26/2016 (g)	590,938
	Mexican Udibonos
27,404	5.000%, 06/16/2016 (i)	167,970
23,421	3.500%, 12/14/2017 (i)	147,420
14,074	4.000%, 06/13/2019 (i)	90,154
11,631	2.500%, 12/10/2020 (i)	69,755
47,800,000	Philippine Government Bond 1.625%, 04/25/2016	1,018,797
6,783,000	Poland Government Bond 2.010%, 01/25/2021 (b)	1,749,052
2,240,000	Portugal Government International Bond 5.125%, 10/15/2024	2,384,749
700,000	Republic of Ecuador 7.950%, 06/20/2024 (Acquired 06/17/2014, Cost $700,000) (a)	497,000
	Republic of Serbia
760,000	10.000%, 05/08/2017	7,437
890,000	10.000%, 11/21/2018	8,943
1,800,000	10.000%, 03/20/2021	18,626
1,060,000	7.250%, 09/28/2021 (Acquired 09/21/2011, Cost $1,041,588) (a)	1,191,175
	Serbia Treasury Bonds
2,320,000	10.000%, 01/30/2016	22,019
2,090,000	10.000%, 05/22/2016	20,251
4,330,000	10.000%, 06/27/2016	41,969
1,700,000	10.000%, 08/15/2016	16,528
990,000	10.000%, 10/17/2016	9,691
10,400,000	10.000%, 12/19/2016	101,936
1,110,000	8.000%, 01/12/2017	10,717
3,290,000	8.000%, 03/23/2017	31,810
130,000	8.000%, 04/06/2017	1,257
61,290,000	10.000%, 07/10/2017	604,136
18,170,000	10.000%, 11/08/2017	180,481
54,350,000	10.000%, 03/02/2018	543,004
100,510,000	10.000%, 08/21/2019	1,018,208
5,860,000	10.000%, 09/11/2021	61,089
62,780,000	10.000%, 02/05/2022	656,118
6,040,000	Singapore Government Bond 1.125%, 04/01/2016	4,240,160

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Principal Amount		Value
	FOREIGN GOVERNMENT DEBT OBLIGATIONS (Continued)
610,000	Slovenia Government International Bond 5.850%, 05/10/2023 (Acquired 05/02/2013 and 08/02/2013, Cost $595,974) (a)	$700,024
	Sri Lanka Government Bonds
1,900,000	8.500%, 11/01/2015	13,457
132,300,000	8.000%, 06/01/2016	940,972
430,000	8.000%, 06/15/2017	3,039
16,500,000	5.800%, 07/15/2017	112,187
11,550,000	8.500%, 04/01/2018	81,910
140,000	8.500%, 06/01/2018	990
2,750,000	7.500%, 08/15/2018	18,906
8,660,000	8.000%, 11/15/2018	59,962
8,660,000	10.600%, 07/01/2019	64,205
3,160,000	10.600%, 09/15/2019	23,506
430,000	8.000%, 11/01/2019	2,940
340,000	9.000%, 05/01/2021	2,348
1,900,000	11.200%, 07/01/2022	14,330
	Ukraine Government International Bond
200,000	9.250%, 07/24/2017	158,676
620,000	9.250%, 07/24/2017 (Acquired 07/17/2012, Cost $620,000) (a)	491,894
2,300,000	7.950%, 02/23/2021 (Acquired 04/05/2011 and 04/11/2011, Cost $2,373,794) (a)	1,834,250
1,200,000	7.500%, 04/17/2023 (Acquired 07/18/2013 through 07/29/2013, Cost $1,086,894) (a)	961,572
	Uruguay Government International Bond
6,120,949	5.000%, 09/14/2018 (i)	206,102
6,737,949	4.250%, 04/05/2027 (i)	190,377
43,725,880	4.375%, 12/15/2028 (i)	1,218,911
2,511,510	4.000%, 07/10/2030 (i)	68,241
1,134,287	3.700%, 06/26/2037 (i)	26,528
	Uruguay Notas del Tesoro
282,000	9.500%, 01/27/2016	9,577
3,745,207	2.750%, 06/16/2016 (i)	126,938
2,866,230	4.250%, 01/05/2017 (i)	92,773
2,330,000	11.000%, 03/21/2017	77,538
21,063,606	2.250%, 08/23/2017 (i)	655,801
15,470,000	13.250%, 04/08/2018	509,489
19,108	3.250%, 01/27/2019 (i)	625
11,382,118	4.000%, 06/10/2020 (i)	348,949
13,890,000	13.900%, 07/29/2020	471,748
1,394,899	2.500%, 09/27/2022 (i)	39,423
2,515,913	4.000%, 05/25/2025 (i)	73,182
	Uruguay Treasury Bills
2,850,000	11.804%, 10/08/2015 (g)	97,765
1,070,000	13.850%, 11/26/2015 (g)	36,081
457,000	14.720%, 01/14/2016 (g)	15,028
10,009,000	15.050%, 03/03/2016 (g)	324,798
7,392,000	12.962%, 04/21/2016 (g)	235,565
8,002,000	14.767%, 06/09/2016 (g)	246,657
5,606,000	14.950%, 07/28/2016 (g)	169,188
2,870,000	15.080%, 09/15/2016 (g)	86,514
4,520,000	15.290%, 11/03/2016 (g)	130,908
860,000	15.880%, 02/10/2017 (g)	24,620
3,539,000	11.930%, 04/03/2017 (g)	99,494
5,220,000	13.469%, 05/19/2017 (g)	139,433

	Total Foreign Government Debt Obligations (Cost $61,495,998)	54,457,364

Principal Amount		Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 13.93%
	Federal Home Loan Mortgage Corp.
697,000	Pool #4050, 3.500%, 05/15/2032	$717,214
963,446	Pool #4062, 3.500%, 06/15/2042	985,652
1,651,971	Pool #274, 3.000%, 08/15/2042	1,685,157
2,227,560	Pool #4097, 3.500%, 08/15/2042	2,274,564
1,975,101	Pool #T60853, 3.500%, 09/01/2042	2,034,650
1,710,310	Pool #T60854, 3.500%, 09/01/2042	1,761,431
2,063,315	Pool #284, 3.000%, 10/15/2042	2,103,166
962,926	Pool #4171, 3.000%, 02/15/2043	907,706
1,151,237	Pool #4413, 3.500%, 11/15/2044	1,179,213
	Federal National Mortgage Association
2,183,532	Pool #1200, 3.000%, 10/01/2032	2,266,698
1,004,478	Pool #1201, 3.500%, 10/01/2032	1,063,610
609,944	Pool #2005-56, 6.000%, 08/25/2033 (b)	666,008
366,292	Pool #2011-113, 4.000%, 03/25/2040	382,534
1,118,594	Pool #2012-63, 2.000%, 08/25/2040	1,107,126
1,798,016	Pool #2014-95, 3.000%, 04/25/2041	1,861,834
2,000,000	Pool #2011-131, 4.500%, 12/25/2041	2,329,008
1,666,835	Pool #2012-125, 3.000%, 11/25/2042	1,685,976
	Government National Mortgage Association
1,274,679	Pool #2010-62, 5.534%, 05/20/2040 (b)(d)	208,729
1,331,722	Pool #2011-72, 5.164%, 05/20/2041 (b)(d)	186,384
700,000	Pool #2012-40, 4.000%, 01/20/2042	763,573
2,707,208	Pool #2013-113, 6.034%, 03/20/2043 (b)(d)	393,966
3,161,762	Pool #2012-135, 0.688%, 01/16/2053 (b)(d)	181,068

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $26,469,218)	26,745,267

Number of Shares
	PREFERRED STOCKS - 0.09%
	Consumer Finance - 0.08%
145	Ally Financial, Inc. 7.000%, (Acquired 05/30/2012 through 06/11/2012, Cost $123,563) (a)	146,183

	Transportation - 0.01%
49	CEVA Holdings LLC (e)	29,130

	Total Preferred Stocks (Cost $188,045)	175,313

Notional Amount
	PURCHASED OPTIONS - 0.12%
	Options on Currency Contracts
	Call Options
1,600,000	U.S. Dollar - Japanese Yen Expiration: December, 2015 Exercise Price: $117.000	18,262
2,100,000	U.S. Dollar - Chinese Yuan Expiration: July, 2016 Exercise Price: $6.212	3,144
	Put Options
1,600,000	U.S. Dollar - Taiwan Dollar Expiration: January, 2016 Exercise Price: $31.100	101,154

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

Notional Amount		Value
	PURCHASED OPTIONS (Continued)
	Interest Rate Swaptions
54,000,000	1-Year Interest Rate Swap, 28 Day TIIE (Equilibrium Interbank Interest Rate), Pay Floating Rate Expiration: October 23, 2015 Exercise Rate: 4.260%	$9,551
37,500,000	1-Year Interest Rate Swap, 28 Day TIIE (Equilibrium Interbank Interest Rate), Pay Floating Rate Expiration: August 17, 2016 Exercise Rate: 4.890%	8,141
10,900,000	1-Year Interest Rate Swap, 28 Day TIIE (Equilibrium Interbank Interest Rate), Pay Floating Rate Expiration: August 16, 2016 Exercise Rate: 4.900%	2,263
4,200,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Receive Floating Rate Expiration: September 09, 2016 Exercise Rate: 2.570%	79,439

	Total Purchased Options (Cost $205,606)	221,954

Principal Amount
	U.S. TREASURY OBLIGATIONS - 1.36%
	U.S. Treasury Bond - 1.36%
2,619,087	0.125%, 04/15/2020 (k)	2,604,150

	Total U.S. Treasury Obligations (Cost $2,593,613)	2,604,150

	SHORT TERM INVESTMENTS - 17.82%
	Foreign Government Debt Obligation - 5.40%
	Bank Negara Malaysia Monetary Notes
260,000	3.057%, 11/12/2015 (g)	58,948
420,000	3.109%, 05/03/2016 (g)	93,825
950,000	3.126%, 06/07/2016 (g)	211,597
5,350,000	3.182%, 09/15/2016 (g)	1,181,512
6,180,000	3.186%, 09/22/2016 (g)	1,363,985
2,360,000,000	Indonesia Treasury Bill 6.583%, 01/07/2016 (g)	151,800
	Malaysia Treasury Bill
80,000	2.593%, 10/09/2015 (g)	18,188
90,000	2.744%, 10/23/2015 (g)	20,438
860,000	3.048%, 12/04/2015 (g)	194,603
180,000	3.050%, 12/11/2015 (g)	40,706
340,000	3.064%, 01/22/2016 (g)	76,620
90,000	3.085%, 03/18/2016 (g)	20,184
40,000	3.099%, 04/29/2016 (g)	8,939
390,000	3.156%, 08/05/2016 (g)	86,421
	Mexico Cetes
185,600	0.001%, 10/01/2015 (g)	109,791
44,750	3.255%, 10/15/2015 (g)	26,440
61,700	3.349%, 11/12/2015 (g)	36,365
418,240	2.987%, 11/26/2015 (g)	246,197
858,200	3.209%, 12/10/2015 (g)	504,546
534,950	3.125%, 12/24/2015 (g)	314,111
9,210	3.171%, 01/07/2016 (g)	5,401
2,014,650	3.244%, 02/04/2016 (g)	1,178,659
661,930	3.274%, 02/18/2016 (g)(c)	386,669
2,513,520	3.302%, 03/03/2016 (g)	1,466,221

Principal Amount		Value
	Foreign Government Debt Obligation (Continued)
230,830	3.328%, 03/17/2016 (g)	$134,482
1,216,920	3.172%, 03/31/2016 (g)	708,254
24,770	3.231%, 04/14/2016 (g)	14,393
424,970	3.398%, 04/28/2016 (g)	246,600
921,630	3.482%, 06/23/2016 (g)	531,225
789,430	3.482%, 06/23/2016 (g)	455,444
711,730	3.560%, 08/18/2016 (g)	408,132
	Philippine Treasury Bill
340,000	1.231%, 02/03/2016 (g)	7,141
190,000	1.263%, 03/02/2016 (g)	4,043
90,000	1.516%, 08/03/2016 (g)	1,910
	Uruguay Treasury Bills
430,000	11.746%, 10/23/2015 (g)	14,678
440,000	14.570%, 01/04/2016 (g)	14,604
540,000	14.500%, 04/11/2016 (g)	17,270

		10,360,342

Number of Shares
	Money Market Funds - 11.85%
22,759,150	Federated Prime Obligations Fund Effective Yield, 0.10% (l)	22,759,150

Principal Amount
	U.S. Government Agency Issue - 0.05%
100,000	Federal Home Loan Bank Discount Note 0.000%, 10/01/2015 (g)	100,000

	U.S. Treasury Bill - 0.52%
1,000,000	United States Treasury Bill 0.003%, 01/14/2016 (g)(j)	999,993

	Total Short Term Investments (Cost $34,906,899)	34,219,485

	Total Investments (Cost $192,193,627) - 93.59%	179,703,617
	Other Assets in Excess of Liabilities - 6.41%	12,313,739

	TOTAL NET ASSETS - 100.00%	$192,017,356

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $23,537,597 , which represents 12.26% of total net assets.
(b)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2015.
(c)	As of September 30, 2015, the Fund has fair valued these securities. The value of these securities was $486,648, which represents 0.25% of total net assets.
(d)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at September 30, 2015. The securities are liquid and the value of these securities total $1,716,712, which represents 0.89% of total net assets.

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

September 30, 2015

(e)	Non-income producing.
(f)	Non-income producing. Item identified as in default as to payment of interest.
(g)	Zero coupon bond. The effective yield is listed.
(h)	Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $1,460,172 which represents 0.76% of total net assets.
(i)	Represents an inflation protected security.
(j)	Partially assigned as collateral for certain futures contracts.
(k)	Represents a U.S. Treasury Inflation Protected Security.
(l)	Seven-day yield as of September 30, 2015.

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Unaudited)

September 30, 2015

Forward expiration date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
10/6/2015	Merrill Lynch	Australian Dollar	980,000	Canadian Dollar	951,475	$(25,327)
3/29/2016	Citibank	Brazilian Real	3,300,000	Euro	866,233	(187,859)
11/20/2015	HSBC	Brazilian Real	1,440,000	U.S. Dollars	504,520	(147,909)
11/6/2015	Citibank	British Pound	610,000	Swiss Franc	924,635	(27,353)
10/6/2015	Merrill Lynch	Canadian Dollar	905,716	Australian Dollar	980,000	(8,961)
10/15/2015	Deutsche Bank	Chilean Peso	328,293,750	U.S. Dollars	507,331	(36,326)
10/30/2015	Merrill Lynch	Chilean Peso	325,000,000	U.S. Dollars	459,494	6,106
11/16/2015	Deutsche Bank	Chilean Peso	328,293,750	U.S. Dollars	478,109	(8,557)
10/30/2015	Credit Suisse	Columbian Peso	1,500,000,000	U.S. Dollars	474,984	9,073
10/21/2015	Merrill Lynch	Euro	850,000	Canadian Dollar	1,270,376	(1,753)
4/8/2016	Barclays	Ghanaian Cedi	484,117	U.S. Dollars	102,567	11,144
6/10/2016	Barclays	Ghanaian Cedi	120,000	U.S. Dollars	23,011	4,154
10/5/2015	Deutsche Bank	Hungarian Forint	35,900,000	U.S. Dollars	144,887	(16,938)
10/30/2015	Merrill Lynch	Hungarian Forint	279,000,000	U.S. Dollars	993,590	503
10/26/2015	JP Morgan Chase	Indian Rupee	96,000,000	Euro	1,310,315	(9,345)
10/19/2015	JP Morgan Chase	Indian Rupee	117,200,000	U.S. Dollars	1,795,866	(16,833)
10/20/2015	HSBC	Indian Rupee	117,575,000	U.S. Dollars	1,827,813	(43,412)
10/15/2015	Deutsche Bank	Malaysian Ringgit	2,108,500	Euro	532,969	(116,522)
10/15/2015	HSBC	Malaysian Ringgit	1,652,011	Euro	389,947	(60,409)
1/14/2016	JP Morgan Chase	Malaysian Ringgit	612,600	Euro	143,463	(22,204)
3/29/2016	JP Morgan Chase	Malaysian Ringgit	13,200,000	Euro	3,180,723	(596,588)
10/8/2015	JP Morgan Chase	Malaysian Ringgit	4,732,700	Japanese Yen	154,505,144	(212,005)
10/13/2015	JP Morgan Chase	Malaysian Ringgit	5,242,029	Japanese Yen	169,190,260	(219,141)
10/5/2015	Deutsche Bank	Malaysian Ringgit	1,845,500	U.S. Dollars	551,472	(131,788)
10/14/2015	Deutsche Bank	Mexican Peso	18,798,000	U.S. Dollars	1,374,525	(263,866)
10/30/2015	Merrill Lynch	Mexican Peso	3,400,000	U.S. Dollars	199,787	812
12/18/2015	Citibank	Mexican Peso	9,598,100	U.S. Dollars	632,078	(67,960)
2/16/2016	Citibank	Mexican Peso	67,745,080	U.S. Dollars	4,396,319	(434,157)
3/11/2016	HSBC	Mexican Peso	11,784,520	U.S. Dollars	740,885	(53,000)
8/8/2016	Morgan Stanley	Mexican Peso	3,202,890	U.S. Dollars	191,603	(7,082)
10/8/2015	Deutsche Bank	Polish Zloty	963,300	Euro	226,574	221
11/16/2015	Deutsche Bank	Polish Zloty	5,298,362	Euro	1,244,448	683
12/10/2015	Deutsche Bank	Polish Zloty	2,950,000	Euro	692,050	406
10/30/2015	Deutsche Bank	Serbian Dinar	31,310,564	Euro	260,444	(375)
11/27/2015	Barclays	Singapore Dollar	1,411,379	U.S. Dollars	1,054,015	(64,154)
12/8/2015	Citibank	Singapore Dollar	1,387,980	U.S. Dollars	981,165	(8,098)
12/14/2015	JP Morgan Chase	Singapore Dollar	405,248	U.S. Dollars	298,415	(14,372)
2/10/2016	Deutsche Bank	Singapore Dollar	917,603	U.S. Dollars	662,434	(20,355)
2/12/2016	Barclays	Singapore Dollar	917,160	U.S. Dollars	659,590	(17,855)
10/14/2015	JP Morgan Chase	South Korea Won	1,173,599,120	Euro	907,025	(24,205)
3/29/2016	Deutsche Bank	South Korea Won	606,000,000	Euro	485,966	(35,653)
3/31/2016	HSBC	South Korea Won	1,244,720,000	Euro	926,441	7,158
10/14/2015	JP Morgan Chase	South Korea Won	536,797,500	U.S. Dollars	496,483	(43,886)
11/18/2015	JP Morgan Chase	U.S. Dollars	1,294,280	Australian Dollar	1,609,000	167,939
11/19/2015	Citibank	U.S. Dollars	295,217	Australian Dollar	370,000	36,222
11/19/2015	JP Morgan Chase	U.S. Dollars	938,866	Australian Dollar	1,178,000	114,280
6/22/2016	JP Morgan Chase	U.S. Dollars	2,577,462	Australian Dollar	3,399,000	221,689
10/8/2015	Merrill Lynch	U.S. Dollars	383,111	Brazilian Real	1,450,000	18,485
10/28/2015	Merrill Lynch	U.S. Dollars	661,250	Brazilian Real	2,710,000	(15,548)
9/19/2016	Merrill Lynch	U.S. Dollars	1,121,892	Chinese Yuan	7,400,000	(8,000)
10/21/2015	Credit Suisse	U.S. Dollars	244,210	Columbian Peso	735,000,000	6,765
10/21/2015	Deutsche Bank	U.S. Dollars	271,842	Euro	240,000	3,581
10/28/2015	Credit Suisse	U.S. Dollars	903,955	Euro	802,000	7,418
10/30/2015	Deutsche Bank	U.S. Dollars	97,811	Euro	76,597	12,182
10/30/2015	Merrill Lynch	U.S. Dollars	1,042,893	Euro	930,000	3,235
11/12/2015	Deutsche Bank	U.S. Dollars	165,751	Euro	133,000	17,037
11/16/2015	Barclays	U.S. Dollars	187,730	Euro	150,000	19,995
11/16/2015	Deutsche Bank	U.S. Dollars	125,145	Euro	100,000	13,322
12/9/2015	Deutsche Bank	U.S. Dollars	1,025,231	Euro	826,000	101,149

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Continued) (Unaudited)

September 30, 2015

Forward expiration date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
12/15/2015	Citibank	U.S. Dollars	170,366	Euro	137,000	$17,076
1/7/2016	Deutsche Bank	U.S. Dollars	409,372	Euro	341,308	27,272
1/13/2016	Deutsche Bank	U.S. Dollars	34,309	Euro	31,000	(400)
1/15/2016	JP Morgan Chase	U.S. Dollars	2,043,704	Euro	1,728,000	108,845
1/19/2016	Barclays	U.S. Dollars	2,045,041	Euro	1,728,000	110,014
1/19/2016	JP Morgan Chase	U.S. Dollars	2,033,620	Euro	1,721,000	106,431
1/20/2016	Barclays	U.S. Dollars	329,385	Euro	302,000	(8,804)
1/20/2016	Citibank	U.S. Dollars	77,844	Euro	66,791	3,050
1/20/2016	Deutsche Bank	U.S. Dollars	380,600	Euro	348,950	(10,166)
1/21/2016	Barclays	U.S. Dollars	145,888	Euro	125,000	5,905
1/22/2016	Deutsche Bank	U.S. Dollars	130,362	Euro	119,730	(3,721)
1/25/2016	JP Morgan Chase	U.S. Dollars	2,033,383	Euro	1,737,000	88,022
1/27/2016	Deutsche Bank	U.S. Dollars	201,812	Euro	183,000	(3,148)
1/27/2016	Goldman Sachs	U.S. Dollars	201,208	Euro	183,000	(3,753)
2/4/2016	Deutsche Bank	U.S. Dollars	236,600	Euro	208,000	3,599
2/5/2016	Deutsche Bank	U.S. Dollars	299,628	Euro	261,000	7,250
2/8/2016	Barclays	U.S. Dollars	224,082	Euro	204,000	(4,459)
2/8/2016	Goldman Sachs	U.S. Dollars	614,117	Euro	559,081	(12,220)
2/22/2016	Barclays	U.S. Dollars	324,366	Euro	283,000	7,225
2/22/2016	Deutsche Bank	U.S. Dollars	281,627	Euro	252,533	(1,372)
2/29/2016	Deutsche Bank	U.S. Dollars	75,349	Euro	65,866	1,525
3/4/2016	Deutsche Bank	U.S. Dollars	489,730	Euro	434,350	2,863
3/9/2016	Barclays	U.S. Dollars	703,096	Euro	631,123	(4,413)
3/16/2016	Barclays	U.S. Dollars	131,499	Euro	122,880	(6,275)
3/16/2016	Citibank	U.S. Dollars	87,428	Euro	81,594	(4,055)
3/23/2016	Barclays	U.S. Dollars	78,008	Euro	72,605	(3,410)
3/23/2016	Deutsche Bank	U.S. Dollars	215,314	Euro	191,000	1,132
3/29/2016	Deutsche Bank	U.S. Dollars	7,248,395	Euro	6,581,000	(132,381)
4/29/2016	Deutsche Bank	U.S. Dollars	447,629	Euro	408,000	(10,340)
5/5/2016	Barclays	U.S. Dollars	229,745	Euro	204,295	391
5/9/2016	Deutsche Bank	U.S. Dollars	112,787	Euro	100,331	137
5/18/2016	Barclays	U.S. Dollars	325,054	Euro	283,000	7,229
5/23/2016	Deutsche Bank	U.S. Dollars	196,091	Euro	175,000	(470)
5/26/2016	Barclays	U.S. Dollars	270,327	Euro	232,085	9,626
6/13/2016	Deutsche Bank	U.S. Dollars	492,075	Euro	434,350	3,931
6/15/2016	Deutsche Bank	U.S. Dollars	534,444	Euro	469,000	7,329
7/18/2016	Morgan Stanley	U.S. Dollars	126,960	Euro	115,000	(2,406)
7/22/2016	Morgan Stanley	U.S. Dollars	141,016	Euro	129,000	(4,115)
7/25/2016	Deutsche Bank	U.S. Dollars	197,109	Euro	178,745	(4,004)
7/29/2016	Barclays	U.S. Dollars	771,072	Euro	691,917	(7,515)
7/29/2016	JP Morgan Chase	U.S. Dollars	293,321	Euro	263,000	(2,622)
8/5/2016	Citibank	U.S. Dollars	452,415	Euro	409,000	(7,905)
8/5/2016	Deutsche Bank	U.S. Dollars	172,613	Euro	155,000	(1,836)
8/5/2016	HSBC	U.S. Dollars	18,766	Euro	17,000	(367)
8/5/2016	Morgan Stanley	U.S. Dollars	789,114	Euro	715,023	(15,628)
8/11/2016	Deutsche Bank	U.S. Dollars	88,316	Euro	80,000	(1,737)
8/15/2016	Morgan Stanley	U.S. Dollars	99,922	Euro	88,500	290
8/17/2016	Morgan Stanley	U.S. Dollars	99,225	Euro	88,500	(412)
8/18/2016	Barclays	U.S. Dollars	357,113	Euro	319,000	(2,042)
8/22/2016	JP Morgan Chase	U.S. Dollars	394,308	Euro	354,000	(4,295)
8/31/2016	HSBC	U.S. Dollars	38,585	Euro	34,118	158
10/15/2015	Deutsche Bank	U.S. Dollars	5,893,226	Japanese Yen	706,185,270	5,587
10/22/2015	Barclays	U.S. Dollars	184,193	Japanese Yen	19,600,000	20,769
12/9/2015	HSBC	U.S. Dollars	307,496	Japanese Yen	38,500,000	(13,800)
12/21/2015	Deutsche Bank	U.S. Dollars	758,945	Japanese Yen	88,660,000	18,681
12/21/2015	HSBC	U.S. Dollars	759,299	Japanese Yen	88,800,000	17,866
12/22/2015	Barclays	U.S. Dollars	316,554	Japanese Yen	37,430,000	4,021
12/22/2015	Citibank	U.S. Dollars	494,495	Japanese Yen	58,390,000	6,950
1/8/2016	Goldman Sachs	U.S. Dollars	166,634	Japanese Yen	19,732,000	1,792

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Continued) (Unaudited)

September 30, 2015

Forward expiration date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
1/15/2016	Barclays	U.S. Dollars	584,120	Japanese Yen	68,630,000	$10,696
1/15/2016	JP Morgan Chase	U.S. Dollars	378,256	Japanese Yen	44,610,000	5,526
1/27/2016	JP Morgan Chase	U.S. Dollars	157,679	Japanese Yen	19,500,000	(5,292)
2/12/2016	Citibank	U.S. Dollars	94,859	Japanese Yen	11,790,000	(3,710)
2/12/2016	HSBC	U.S. Dollars	151,275	Japanese Yen	17,820,000	2,293
2/12/2016	JP Morgan Chase	U.S. Dollars	151,218	Japanese Yen	17,813,000	2,295
2/16/2016	Citibank	U.S. Dollars	198,589	Japanese Yen	23,610,000	1,183
2/16/2016	JP Morgan Chase	U.S. Dollars	99,749	Japanese Yen	11,820,000	921
2/17/2016	Goldman Sachs	U.S. Dollars	100,399	Japanese Yen	11,840,000	1,402
2/17/2016	JP Morgan Chase	U.S. Dollars	100,137	Japanese Yen	11,830,000	1,223
2/25/2016	Barclays	U.S. Dollars	50,075	Japanese Yen	5,910,000	652
2/26/2016	Barclays	U.S. Dollars	99,499	Japanese Yen	11,810,000	733
2/29/2016	Deutsche Bank	U.S. Dollars	33,316	Japanese Yen	3,936,000	398
3/9/2016	Barclays	U.S. Dollars	269,577	Japanese Yen	32,151,400	628
3/22/2016	Citibank	U.S. Dollars	296,568	Japanese Yen	35,670,000	(1,899)
3/24/2016	Deutsche Bank	U.S. Dollars	147,689	Japanese Yen	17,733,000	(698)
3/28/2016	Barclays	U.S. Dollars	152,884	Japanese Yen	18,110,000	1,329
4/11/2016	Deutsche Bank	U.S. Dollars	2,784,756	Japanese Yen	331,608,750	8,529
4/18/2016	Barclays	U.S. Dollars	253,600	Japanese Yen	30,030,000	2,137
4/21/2016	JP Morgan Chase	U.S. Dollars	327,436	Japanese Yen	38,610,000	4,098
6/3/2016	Deutsche Bank	U.S. Dollars	654,366	Japanese Yen	80,680,000	(22,141)
6/3/2016	JP Morgan Chase	U.S. Dollars	278,731	Japanese Yen	34,284,478	(8,746)
6/8/2016	Citibank	U.S. Dollars	208,611	Japanese Yen	25,700,000	(6,916)
6/10/2016	Barclays	U.S. Dollars	358,846	Japanese Yen	44,560,000	(14,870)
6/10/2016	Citibank	U.S. Dollars	467,298	Japanese Yen	57,980,000	(18,968)
6/10/2016	HSBC	U.S. Dollars	382,850	Japanese Yen	47,460,000	(15,187)
6/13/2016	Deutsche Bank	U.S. Dollars	127,491	Japanese Yen	15,700,000	(4,193)
6/13/2016	JP Morgan Chase	U.S. Dollars	356,707	Japanese Yen	43,970,000	(12,093)
6/16/2016	JP Morgan Chase	U.S. Dollars	150,765	Japanese Yen	18,500,000	(4,418)
6/22/2016	Deutsche Bank	U.S. Dollars	726,841	Japanese Yen	88,820,000	(18,336)
7/25/2016	Citibank	U.S. Dollars	295,200	Japanese Yen	36,309,000	(9,720)
7/25/2016	JP Morgan Chase	U.S. Dollars	455,211	Japanese Yen	56,000,000	(15,073)
10/5/2015	Deutsche Bank	U.S. Dollars	507,535	Malaysian Ringgit	1,845,500	87,851
10/21/2015	Morgan Stanley	U.S. Dollars	14,065	Mexican Peso	233,257	292
10/28/2015	Credit Suisse	U.S. Dollars	11,873	Mexican Peso	205,200	(236)
12/18/2015	Citibank	U.S. Dollars	631,143	Mexican Peso	9,598,100	67,025
2/16/2016	Citibank	U.S. Dollars	261,866	Mexican Peso	4,000,000	27,920
11/27/2015	Barclays	U.S. Dollars	1,004,970	Singapore Dollar	1,411,379	15,108
2/12/2016	Barclays	U.S. Dollars	651,508	Singapore Dollar	917,160	9,772
10/28/2015	Credit Suisse	U.S. Dollars	655,959	South African Rand	9,250,000	(8,208)
10/14/2015	JP Morgan Chase	U.S. Dollars	492,610	South Korea Won	536,797,500	40,013
11/12/2015	Citibank	U.S. Dollars	74,576	Uruguayan Peso	2,200,000	671
11/20/2015	Citibank	U.S. Dollars	74,425	Uruguayan Peso	2,200,000	838
12/1/2015	Citibank	U.S. Dollars	108,871	Uruguayan Peso	3,240,000	1,136
11/12/2015	Citibank	Uruguayan Peso	2,200,000	U.S. Dollars	84,227	(10,321)
11/20/2015	Citibank	Uruguayan Peso	2,200,000	U.S. Dollars	83,873	(10,287)
12/1/2015	Citibank	Uruguayan Peso	3,240,000	U.S. Dollars	125,972	(18,237)

						$(1,782,222)

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2015

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Eurodollar 90 Day Futures	(51)	(12,629,513)	Dec-16	$(49,377)
Eurodollar 90 Day Futures	(51)	(12,565,763)	Dec-17	(56,000)

				$(105,377)

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

SCHEDULE OF OPTIONS WRITTEN (Unaudited)

September 30, 2015

Notional Amount		Value
	Interest Rate Swaptions
4,200,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Receive Floating Rate, Expiration: September, 19, 2016 Exercise Price: $3.07	$343,161

	Total Options Written (Premiums Received $57,540)	$343,161

GuideMark® Opportunistic Fixed Income Fund

CREDIT DEFAULT SWAPS ON CORPORATE, INDICES, AND SOVEREIGN — BUY PROTECTION(1) (Unaudited)

September 30, 2015

Reference Obligation	Implied Credit Spread at September 30, 2015(3)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.24 Index	3.86%	1.000%	12/20/2020	Barclays / Deutsche Bank	1,885,000	$243,328	$255,647	$(12,319)
Sovran Self Storage, Inc.	3.05%	1.000%	9/20/2020	Barclays	250,000	23,088	19,892	3,196

						$266,416	$275,539	$(9,123)

GuideMark® Opportunistic Fixed Income Fund

CREDIT DEFAULT SWAPS ON CORPORATE, INDICES, AND SOVEREIGN — SELL PROTECTION(2) (Unaudited)

September 30, 2015

Reference Obligation	Implied Credit Spread at September 30, 2015(3)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.25	5.03%	5.000%	12/20/2020	Morgan Stanley	950,000	$(109)	$(2,800)	$2,691

						$(109)	$(2,800)	$2,691

GuideMark® Opportunistic Fixed Income Fund

OVER-THE-COUNTER INTEREST RATE SWAPS (Unaudited)

September 30, 2015

Pay/Receive Floating Rate	Floating Rate Index	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR	0.926%	10/17/2017	Citibank	5,190,000	$(16,403)	$0	$(16,403)
Receive	3-MO-USD-LIBOR	3.018%	8/22/2023	JP Morgan Chase	7,290,000	(660,927)	0	(660,927)
Receive	3-MO-USD-LIBOR	1.914%	1/22/2025	Citibank	490,000	1,811	0	1,811
Receive	3-MO-USD-LIBOR	1.970%	1/23/2025	Citibank	610,000	(681)	0	(681)
Receive	3-MO-USD-LIBOR	1.973%	1/27/2025	Citibank	360,000	(483)	0	(483)
Receive	3-MO-USD-LIBOR	1.937%	1/29/2025	Citibank	90,000	164	0	164
Receive	3-MO-USD-LIBOR	1.942%	1/30/2025	Citibank	80,000	119	0	119
Receive	3-MO-USD-LIBOR	1.817%	2/3/2025	Citibank	120,000	1,506	0	1,506
Receive	3-MO-USD-LIBOR	1.978%	3/27/2025	Citibank	1,200,000	(680)	0	(680)
Receive	3-MO-USD-LIBOR	1.985%	3/27/2025	Citibank	1,200,000	(1,458)	0	(1,458)
Receive	3-MO-USD-LIBOR	3.848%	8/22/2043	JP Morgan Chase	4,170,000	(1,170,791)	0	(1,170,791)

						$(1,847,823)	$0	$(1,847,823)

See notes to financial statements.

GuideMark® Opportunistic Fixed Income Fund

OVER-THE-COUNTER INTEREST RATE SWAPS (Continued) (Unaudited)

September 30, 2015

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
4)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See notes to financial statements.

GuidePath® Strategic Asset Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Number of Shares		Value
	INVESTMENT COMPANIES - 97.86%
	Affiliated Mutual Funds - 54.96%
287,820	Altegris® Macro Strategy Fund - Institutional Shares (a)	$2,483,884
480,766	Altegris® Multi-Strategy Alternatives Fund - Institutional Shares	4,879,775
1,507,077	GuideMark® Emerging Markets Fund - Institutional Shares	17,482,090
1,225,273	GuideMark® Global Real Return Fund - Institutional Shares	8,797,461
1,151,629	GuideMark® Large Cap Core Fund - Institutional Shares	16,975,013
1,042,237	GuideMark® Opportunistic Equity Fund - Institutional Shares	12,183,754
1,326,647	GuideMark® Small/Mid Cap Core Fund - Institutional Shares	20,854,885
5,276,183	GuideMark® World ex-US Fund - Institutional Shares	41,418,039

		125,074,901

	Exchange Traded Funds - 42.90%
111,291	iShares Core MSCI Emerging Markets ETF (b)	4,439,398
148,263	iShares MSCI Canada ETF (b)	3,410,049
116,242	iShares MSCI Switzerland Capped ETF (b)	3,555,843
171,776	SPDR S&P 500 ETF Trust (b)	32,917,435
29,386	SPDR S&P 600 Small Cap Growth ETF (b)	5,127,857
54,248	SPDR S&P China ETF	3,740,399
932,268	Vanguard FTSE All-World ex-US Fund	39,742,585
25,680	Vanguard Global ex-U.S. Real Estate ETF	1,308,910
44,789	Vanguard REIT ETF (b)	3,383,361

		97,625,837

	Total Investment Companies (Cost $187,532,922)	222,700,738

Number of Shares		Value
	SHORT TERM INVESTMENTS - 1.86%
	Money Market Funds - 1.86%
4,226,513	Federated Prime Obligations Fund Effective Yield, 0.10% (c)	$4,226,513

	Total Short Term Investments (Cost $4,226,513)	4,226,513

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 22.10%
	Money Market Funds - 22.10%
50,286,040	Mount Vernon Prime Portfolio Effective Yield, 0.24% (c)	50,286,040

	Total Investments Purchased as Securities Lending Collateral (Cost $50,286,040)	50,286,040

	Total Investments (Cost $242,045,475) - 121.82%	277,213,291
	Liabilities in Excess of Other Assets - (21.82)%	(49,641,905)

	TOTAL NET ASSETS - 100.00%	$227,571,386

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of September 30, 2015.

See notes to financial statements.

GuidePath® Tactical Constrained® Asset Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Number of Shares		Value
	INVESTMENT COMPANIES - 95.73%
	Affiliated Mutual Funds - 61.82%
1,953,517	GuideMark® Core Fixed Income Fund - Institutional Shares	$18,538,874
987,220	GuideMark® Emerging Markets Fund - Institutional Shares	11,451,752
565,312	GuideMark® Large Cap Core Fund - Institutional Shares	8,332,700
1,319,892	GuideMark® Opportunistic Equity Fund - Institutional Shares	15,429,541
869,008	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	7,925,350
362,081	GuideMark® Small/Mid Cap Core Fund - Institutional Shares	5,691,908
3,906,396	GuideMark® World ex-US Fund - Institutional Shares	30,665,211

		98,035,336

	Exchange Traded Funds - 30.52%
14,433	iShares 10+ Year Credit Bond ETF	823,114
6,812	iShares 20+ Year Treasury Bond ETF (a)	841,554
70,894	iShares Core MSCI Emerging Markets ETF (a)	2,827,962
9,472	iShares Core U.S. Credit Bond ETF	1,027,333
31,955	iShares Global Infrastructure ETF (a)	1,205,662
45,185	iShares International Select Dividend ETF (a)	1,271,054
77,756	SPDR Barclays High Yield Bond ETF (a)	2,772,779
34,592	SPDR Nuveen S&P High Yield Municipal Bond ETF (a)	1,958,253
87,017	SPDR S&P 500 ETF Trust (a)	16,675,068
14,949	SPDR S&P Dividend ETF	1,078,720
114,773	Vanguard FTSE All-World ex-US Fund	4,892,773
23,555	Vanguard FTSE Europe ETF (a)	1,158,435
39,860	Vanguard Global ex-U.S. Real Estate ETF	2,031,664
96,616	Vanguard REIT ETF (a)	7,298,373
25,082	WisdomTree Europe Hedged Equity Fund	1,370,731
23,945	WisdomTree Japan Hedged Equity Fund (a)	1,165,164

		48,398,639

	Mutual Funds - 3.39%
61,656	AQR Diversified Arbitrage Fund - Institutional Shares	611,626
66,097	Arbitrage Event Driven Fund - Institutional Shares	596,853
269,284	ASG Managed Futures Strategy Fund	2,927,116
112,967	DoubleLine Total Return Bond Fund - Institutional Shares	1,235,860

		5,371,455

	Total Investment Companies (Cost $131,420,096)	151,805,430

Number of Shares		Value
	SHORT TERM INVESTMENTS - 4.12%
	Money Market Funds - 4.12%
6,536,116	Federated Prime Obligations Fund Effective Yield, 0.10% (b)	$6,536,116

	Total Short Term Investments (Cost $6,536,116)	6,536,116

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 20.21%
	Money Market Funds - 20.21%
32,047,019	Mount Vernon Prime Portfolio Effective Yield, 0.24% (b)	32,047,019

	Total Investments Purchased as Securities Lending Collateral (Cost $32,047,019)	32,047,019

	Total Investments (Cost $170,003,231) - 120.06%	190,388,565
	Liabilities in Excess of Other Assets - (20.06)%	(31,813,949)

	TOTAL NET ASSETS - 100.00%	$158,574,616

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2015.

See notes to financial statements.

GuidePath® Tactical Unconstrained® Asset Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Number of Shares		Value
	INVESTMENT COMPANIES - 95.31%
	Affiliated Mutual Funds - 25.60%
824,233	GuideMark® Core Fixed Income Fund - Institutional Shares	$7,821,972
1,875,338	GuideMark® Emerging Markets Fund - Institutional Shares	21,753,916
844,395	GuideMark® Large Cap Core Fund - Institutional Shares	12,446,388
2,273,100	GuideMark® Opportunistic Equity Fund - Institutional Shares	26,572,536
1,891,765	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	17,252,894
250,023	GuideMark® Small/Mid Cap Core Fund - Institutional Shares	3,930,356
3,009,909	GuideMark® World ex-US Fund - Institutional Shares	23,627,783

		113,405,845

	Exchange Traded Funds - 57.89%
75,244	iShares Agency Bond Fund (a)	8,580,826
110,242	iShares Asia 50 ETF (a)	4,586,067
25,304	iShares CMBS ETF	1,307,458
15,380	iShares Core MSCI EAFE ETF (a)	812,218
92,633	iShares Core MSCI Emerging Markets ETF (a)	3,695,130
197,121	iShares Core U.S. Credit Bond ETF	21,379,744
271,001	iShares Floating Rate Bond ETF (a)	13,672,000
31,815	iShares JPMorgan USD Emerging Markets Bond ETF (a)	3,385,116
157,267	iShares MSCI ACWI ETF (a)	8,482,982
7,485	iShares MSCI Emerging Markets Minimum Volatility ETF (a)	372,903
14,553	iShares MSCI Eurozone ETF (a)	499,750
38,394	iShares MSCI India ETF (a)	1,096,917
66,606	iShares MSCI Japan ETF	761,306
139,073	iShares TIPS Bond ETF	15,393,990
43,582	PowerShares DB Gold Fund (b)	1,594,230
147,777	PowerShares Senior Loan Portfolio (a)	3,404,782
114,963	SPDR Barclays International Treasury Bond ETF	5,986,123
284,850	SPDR EURO STOXX 50 ETF (a)	9,642,173
286,675	SPDR S&P 500 ETF Trust (a)	54,935,530
73,242	SPDR S&P Emerging Asia Pacific ETF (a)	5,323,229
172,958	Vanguard FTSE Europe ETF	8,506,074
89,518	Vanguard FTSE Pacific ETF (a)	4,806,221
135,107	Vanguard High Dividend Yield ETF	8,464,454
154,331	Vanguard Intermediate-Term Government Bond ETF	10,111,767
160,662	Vanguard Mortgage-Backed Securities ETF	8,572,924
57,483	Vanguard REIT ETF (a)	4,342,266
255,911	Vanguard Short-Term Bond Index Fund	20,572,685
140,073	Vanguard Short-Term Government Bond ETF	8,575,269
73,418	Vanguard Total Bond Market ETF (a)	6,015,137
161,540	Vanguard Total International Bond ETF (a)	8,550,312
21,009	WisdomTree Europe Hedged Equity Fund	1,148,142
38,103	WisdomTree Japan Hedged Equity Fund	1,854,092

		256,431,817

Number of Shares		Value
	Mutual Funds - 11.82%
1,100,834	Eaton Vance Floating-Rate Fund - Institutional Shares	$9,577,256
857,005	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares	8,527,196
391,508	Eaton Vance Income Fund of Boston - Institutional Shares	2,172,870
29,593	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	252,425
29,956	Gateway Fund - Class Y	868,112
344,572	Parametric Absolute Return Fund - Institutional Shares (b)	3,497,410
59,642	Parametric Emerging Markets Fund - Institutional Shares	699,002
215,025	Pioneer Strategic Income Fund - Class Y	2,227,656
2,097,601	William Blair Macro Allocation Fund - Class I (c)	24,541,936

		52,363,863

	Total Investment Companies (Cost $416,538,024)	422,201,525

	SHORT TERM INVESTMENTS - 2.55%
	Money Market Funds - 2.55%
11,317,384	Federated Prime Obligations Fund Effective Yield, 0.10% (d)	11,317,384

	Total Short Term Investments (Cost $11,317,384)	11,317,384

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 20.24%
	Money Market Funds - 20.24%
89,649,554	Mount Vernon Prime Portfolio Effective Yield, 0.24% (d)	89,649,554

	Total Investments Purchased as Securities Lending Collateral (Cost $89,649,554)	89,649,554

	Total Investments (Cost $517,504,962) - 118.10%	523,168,463
	Liabilities in Excess of Other Assets - (18.10)%	(80,164,102)

	TOTAL NET ASSETS - 100.00%	$443,004,361

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 1.85% of total net assets as of September 30, 2015.
(d)	Seven-day yield as of September 30, 2015.

See notes to financial statements.

GuidePath® Absolute Return Asset Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Number of Shares		Value
	INVESTMENT COMPANIES - 98.00%
	Affiliated Mutual Funds - 4.51%
1,244,233	GuideMark® Core Fixed Income Fund - Institutional Shares	$11,807,772
329,339	GuideMark® Emerging Markets Fund - Institutional Shares	3,820,330

		15,628,102

	Exchange Traded Funds - 48.83%
136,851	Guggenheim Enhanced Short Duration ETF (a)	6,849,393
147,357	iShares 1-3 Year Treasury Bond ETF (a)	12,523,871
21,497	iShares 20+ Year Treasury Bond ETF (a)	2,655,739
60,334	iShares Agency Bond Fund (a)	6,880,489
25,276	iShares Core MSCI Emerging Markets ETF (a)	1,008,260
63,258	iShares Core U.S. Credit Bond ETF	6,860,963
63,156	iShares JPMorgan USD Emerging Markets Bond ETF (a)	6,719,798
31,932	iShares MBS ETF (a)	3,500,386
62,090	iShares Short Treasury Bond ETF (a)	6,849,148
10,372	PowerShares DB Agriculture Fund (a)(b)	216,567
6,868	PowerShares DB Base Metals Fund (a)(b)	87,361
15,662	PowerShares DB Energy Fund (a)(b)	213,630
9,028	PowerShares DB Precious Metals Fund (a)(b)	307,494
19,091	PowerShares International Corporate Bond Portfolio	489,493
123,524	SPDR Barclays 1-3 Month T-Bill ETF (a)(b)	5,643,812
287,500	SPDR Barclays High Yield Bond ETF (a)	10,252,250
45,758	SPDR Barclays Short Term Corporate Bond ETF	1,396,534
51,443	SPDR S&P 500 ETF Trust (a)	9,858,022
60,753	Vanguard FTSE All-World ex-US Fund	2,589,900
232,068	Vanguard Intermediate-Term Corporate Bond ETF (a)	19,825,569
73,356	Vanguard Long-Term Corporate Bond ETF	6,310,817
21,771	Vanguard Mid-Cap Value ETF (a)	1,812,218
508,865	Vanguard Mortgage-Backed Securities ETF	27,153,036
112,054	Vanguard Short-Term Government Bond ETF	6,859,946
3,658	Vanguard Small-Cap Value ETF (a)	354,277
271,304	Vanguard Total Bond Market ETF	22,227,937

		169,446,910

	Mutual Funds - 44.66%
159,945	Aberdeen Equity Long-Short Fund - Institutional Shares	1,629,837
361,172	BlackRock Low Duration Bond Portfolio - Institutional Shares	3,496,147
226,670	DoubleLine Core Fixed Income Fund - Institutional Shares	2,459,369
530,693	DoubleLine Emerging Markets Fixed Income Bond Fund - Institutional Shares	5,147,726
694,337	DoubleLine Low Duration Bond Fund - Institutional Shares	6,978,088
255,806	DoubleLine Multi-Asset Growth Fund - Institutional Shares	2,253,649
1,633,830	DoubleLine Total Return Bond Fund - Institutional Shares	17,874,097
876,124	Eaton Vance Floating-Rate Fund - Institutional Shares	7,622,279

Number of Shares		Value
762,237	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares	$7,584,263
224,665	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	1,916,394
1,649,974	John Hancock Funds II - Alternative Asset Allocation Fund - Institutional Shares (c)	22,951,140
458,981	JPMorgan Research Equity Long/Short Fund - Select Shares	7,495,154
74,359	JPMorgan Systematic Alpha Fund - Institutional Shares	1,127,290
1,072,423	JPMorgan Unconstrained Debt Fund - Select Shares	10,402,507
173,763	Parametric Absolute Return Fund - Institutional Shares (b)	1,763,697
4,295,784	Pioneer Strategic Income Fund - Class Y	44,504,326
72,872	Robeco Boston Partners Long/Short Research Fund - Institutional Shares	1,089,442
871,392	T. Rowe Price Institutional Floating Rate Fund	8,670,346

		154,965,751

	Total Investment Companies (Cost $343,282,746)	340,040,763

	SHORT TERM INVESTMENTS - 1.84%
	Money Market Funds - 1.84%
6,389,223	Federated Prime Obligations Fund Effective Yield, 0.10% (d)	6,389,223

	Total Short Term Investments (Cost $6,389,223)	6,389,223

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 14.05%
	Money Market Funds - 14.05%
48,763,638	Mount Vernon Prime Portfolio Effective Yield, 0.24% (d)	48,763,638

	Total Investments Purchased as Securities Lending Collateral (Cost $48,763,638)	48,763,638

	Total Investments (Cost $398,435,607) - 113.89%	395,193,624
	Liabilities in Excess of Other Assets - (13.89)%	(48,192,440)

	TOTAL NET ASSETS - 100.00%	$347,001,184

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 4.01% of total net assets as of September 30, 2015.
(d)	Seven-day yield as of September 30, 2015.

See notes to financial statements.

GuidePath® Multi-Asset Income Asset Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Number of Shares		Value
	INVESTMENT COMPANIES - 97.78%
	Affiliated Mutual Funds - 1.22%
151,717	GuideMark® Core Fixed Income Fund - Institutional Shares	$1,439,795

	Exchange Traded Funds - 45.71%
10,653	iShares 7-10 Year Treasury Bond ETF	1,149,139
19,410	iShares 10+ Year Credit Bond ETF	1,106,952
20,511	iShares 20+ Year Treasury Bond ETF (a)	2,533,929
51,710	iShares Global Infrastructure ETF (a)	1,951,018
107,330	iShares iBoxx $ High Yield Corporate Bond ETF (a)	8,939,516
2,528	iShares iBoxx $ Investment Grade Corporate Bond ETF	293,476
105,831	iShares International Select Dividend ETF	2,977,026
50,380	iShares JPMorgan USD Emerging Markets Bond ETF (a)	5,360,432
94,991	iShares MSCI Australia ETF (a)	1,702,239
50,985	iShares U.S. Preferred Stock ETF (a)	1,968,021
2,290	iShares U.S. Real Estate ETF (a)	162,476
32,740	SPDR Barclays High Yield Bond ETF (a)	1,167,508
54,201	SPDR Barclays Short Term High Yield Bond ETF	1,460,175
13,435	SPDR Dow Jones International Real Estate ETF	528,533
5,877	Vanguard Global ex-U.S. Real Estate ETF	299,551
44,768	Vanguard REIT ETF (a)	3,381,775
44,407	WisdomTree Emerging Markets Equity Income Fund	1,486,746
37,075	WisdomTree Emerging Markets SmallCap Dividend Fund (a)	1,320,982
209,547	WisdomTree High Dividend Fund (a)	11,634,049
52,204	WisdomTree International SmallCap Dividend Fund	2,880,095
25,962	WisdomTree SmallCap Dividend Fund	1,636,904

		53,940,542

	Mutual Funds - 50.85%
2,752,870	BlackRock Multi-Asset Income Fund - Institutional Shares	29,015,246
306,279	Forward EM Corporate Debt Fund - Institutional Shares	2,413,475
436,624	Forward International Dividend Fund - Institutional Shares	2,881,719

Number of Shares		Value
303,901	Forward Long/Short Credit Analysis Fund - Institutional Shares	$2,254,946
84,313	Forward Select EM Dividend Fund - Institutional Shares	1,362,492
248,623	Forward Select Income Fund - Institutional Shares	5,949,548
533,025	JPMorgan High Yield Fund - Select Shares	3,784,477
461,815	JPMorgan Income Builder Fund - Select Shares	4,442,656
315,424	JPMorgan International Equity Income Fund - Select Shares	4,743,972
247,503	JPMorgan Unconstrained Debt Fund - Select Shares	2,400,782
75,687	T. Rowe Price Institutional Floating Rate Fund	753,084

		60,002,397

	Total Investment Companies (Cost $120,272,667)	115,382,734

	SHORT TERM INVESTMENTS - 2.31%
	Money Market Funds - 2.31%
2,730,602	Federated Prime Obligations Fund Effective Yield, 0.10% (b)	2,730,602

	Total Short Term Investments (Cost $2,730,602)	2,730,602

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 23.09%
	Money Market Funds - 23.09%
27,244,114	Mount Vernon Prime Portfolio Effective Yield, 0.24% (b)	27,244,114

	Total Investments Purchased as Securities Lending Collateral (Cost $27,244,114)	27,244,114

	Total Investments (Cost $150,247,383) - 123.18%	145,357,450
	Liabilities in Excess of Other Assets - (23.18)%	(27,351,507)

	TOTAL NET ASSETS - 100.00%	$118,005,943

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of September 30, 2015.

See notes to financial statements.

GuidePath® Fixed Income Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Number of Shares		Value
	INVESTMENT COMPANIES - 95.87%
	Affiliated Mutual Funds - 35.00%
3,004,822	GuideMark® Core Fixed Income Fund - Institutional Shares	$28,515,761
2,008,132	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	18,314,168

		46,829,929

	Exchange Traded Funds - 55.26%
96,722	iShares 1-3 Year Treasury Bond ETF (a)	8,220,403
55,015	iShares 7-10 Year Treasury Bond ETF	5,934,468
16,465	iShares 10+ Year Credit Bond ETF (a)	938,999
17,064	iShares 20+ Year Treasury Bond ETF (a)	2,108,087
36,542	iShares Core U.S. Credit Bond ETF	3,963,345
6,266	iShares JPMorgan USD Emerging Markets Bond ETF (a)	666,702
143,720	PowerShares Senior Loan Portfolio (a)	3,311,309
118,460	SPDR Barclays High Yield Bond ETF (a)	4,224,284
95,519	SPDR Barclays Short Term High Yield Bond ETF	2,573,282
55,910	SPDR Barclays TIPS ETF (a)(b)	3,087,350
11,742	SPDR DB International Government Inflation-Protected Bond ETF	611,054
177,741	Vanguard Mortgage-Backed Securities ETF	9,484,260
346,478	Vanguard Total Bond Market ETF	28,386,942
11,988	WisdomTree Emerging Markets Local Debt Fund (a)	415,384

		73,925,869

	Mutual Funds - 5.61%
339,257	DoubleLine Total Return Bond Fund - Institutional Shares	3,711,474
278,184	Loomis Sayles Bond Fund - Institutional Shares	3,797,205

		7,508,679

	Total Investment Companies (Cost $129,911,202)	128,264,477

Number of Shares		Value
	SHORT TERM INVESTMENTS - 3.88%
	Money Market Funds - 3.88%
5,184,681	Federated Prime Obligations Fund Effective Yield, 0.10% (c)	$5,184,681

	Total Short Term Investments (Cost $5,184,681)	5,184,681

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 11.25%
	Money Market Funds - 11.25%
15,050,813	Mount Vernon Prime Portfolio Effective Yield, 0.24% (c)	15,050,813

	Total Investments Purchased as Securities Lending Collateral (Cost $15,050,813)	15,050,813

	Total Investments (Cost $150,146,696) - 111.00%	148,499,971
	Liabilities in Excess of Other Assets - (11.00)%	(14,714,148)

	TOTAL NET ASSETS - 100.00%	$133,785,823

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of September 30, 2015.

See notes to financial statements.

GuidePath® Altegris® Diversified Alternatives Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Number of Shares		Value
	INVESTMENT COMPANIES - 97.98%
	Affiliated Mutual Funds - 97.98%
178,444	Altegris®/AACA Real Estate Long Short Fund - Institutional Shares	$2,082,439
3,777,247	Altegris® Equity Long Short Fund - Institutional Shares (a)	41,285,314
2,175,813	Altegris® Fixed Income Long Short Fund - Institutional Shares	21,692,856
1,208,089	Altegris® Futures Evolution Strategy Fund - Institutional Shares	13,482,269
517,734	Altegris® Macro Strategy Fund - Institutional Shares (b)	4,468,043
455,960	Altegris® Managed Futures Strategy Fund - Institutional Shares (b)	4,504,885

		87,515,806

	Total Investment Companies (Cost $82,659,660)	87,515,806

Number of Shares		Value
	SHORT TERM INVESTMENTS - 1.87%
	Money Market Funds - 1.87%
1,670,070	Federated Prime Obligations Fund Effective Yield, 0.10% (c)	$1,670,070

	Total Short Term Investments (Cost $1,670,070)	1,670,070

	Total Investments (Cost $84,329,730) - 99.85%	89,185,876
	Other Assets in Excess of Liabilities - 0.15%	134,553

	TOTAL NET ASSETS - 100.00%	$89,320,429

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	Non-income producing security.
(c)	Seven-day yield as of September 30, 2015.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES

September 30, 2015 (Unaudited)

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund
ASSETS:
Investments, at value (cost $128,561,184, $142,441,377, and $65,390,923, respectively)[1]	$170,532,110	$183,086,150	$65,202,413
Cash	—	—	5,653
Income receivable	71,351	321,098	60,206
Receivable for dividend reclaims	5,320	31,384	—
Receivable for investment securities sold	206,303	—	858,363
Receivable for fund shares sold	252,178	260,205	138,517
Other assets	33,804	40,431	30,659

Total Assets	171,101,066	183,739,268	66,295,811

LIABILITIES:
Payable for collateral on securities loaned	—	—	—
Payable for investment securities purchased	154,201	—	944,699
Payable for fund shares redeemed	185,953	198,419	72,369
Payable to Investment Advisor	126,674	134,340	49,251
Other accrued expenses	145,831	150,487	66,156

Total Liabilities	612,659	483,246	1,132,475

NET ASSETS	$170,488,407	$183,256,022	$65,163,336

NET ASSETS CONSIST OF:
Capital stock	140,680,764	268,991,884	62,701,803
Unrealized appreciation (depreciation) on investments	41,970,926	40,644,773	(188,510)
Accumulated undistributed net investment income (loss)	297,289	1,540,410	(56,736)
Accumulated undistributed net realized gain (loss)	(12,460,572)	(127,921,045)	2,706,779

Total Net Assets	$170,488,407	$183,256,022	$65,163,336

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	2,561,337	4,698,973	1,938,750
Net assets	37,744,390	54,497,367	30,483,062
Net asset value, offering and redemption price per share	$14.74	$11.60	$15.72

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	9,124,754	11,030,419	2,252,111
Net assets	132,744,017	128,758,655	34,680,274
Net asset value, offering and redemption price per share	$14.55	$11.67	$15.40

[1]Includes loaned securities with a value of:	$—	$—	$—

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

September 30, 2015 (Unaudited)

	World ex-US Fund	Opportunistic Equity Fund	Global Real Return Fund
ASSETS:
Investments, at value (cost $336,702,973, $113,006,835, and $59,836,265, respectively)[1]	$332,693,343	$122,065,218	$50,561,740
Foreign currencies (cost $461,417, $367, and $0, respectively)	458,054	367	—
Cash	62,633	—	—
Income receivable	929,144	145,284	298
Receivable for dividend reclaims	642,995	333	—
Receivable for investment securities and foreign currencies sold	—	2,765,069	—
Receivable for fund shares sold	421,522	60,672	49,184
Other assets	66,608	28,916	8,647

Total Assets	335,274,299	125,065,859	50,619,869

LIABILITIES:
Payable for collateral on securities loaned	—	16,141,334	—
Payable for investment securities and foreign currencies purchased	—	1,963,598	—
Payable for fund shares redeemed	383,271	65,463	49,806
Payable to Investment Advisor	250,375	83,223	32,121
Payable to Custodian	—	3,615	—
Other accrued expenses	329,773	95,202	56,465

Total Liabilities	963,419	18,352,435	138,392

NET ASSETS	$334,310,880	$106,713,424	$50,481,477

NET ASSETS CONSIST OF:
Capital stock	538,780,643	82,252,955	76,837,894
Unrealized appreciation (depreciation) on:
Investments	(4,009,630)	9,058,383	(9,274,525)
Foreign currencies	(61,146)	(30)	—
Accumulated undistributed net investment income	7,738,049	124,917	263,253
Accumulated undistributed net realized gain (loss)	(208,137,036)	15,277,199	(17,345,145)

Total Net Assets	$334,310,880	$106,713,424	$50,481,477

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	12,192,488	4,635,229	1,225,273
Net assets	95,658,476	54,197,250	8,801,759
Net asset value, offering and redemption price per share	$7.85	$11.69	$7.18

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	30,696,027	4,530,253	5,809,752
Net assets	238,652,404	52,516,174	41,679,718
Net asset value, offering and redemption price per share	$7.77	$11.59	$7.17

[1]Includes loaned securities with a value of:	$89,300	$15,754,557	$—

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

September 30, 2015 (Unaudited)

	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund	Opportunistic Fixed Income Fund
ASSETS:
Investments, at value (cost $314,716,465, $54,230,190, and $195,853,452, respectively)[1]	$317,753,291	$58,397,590	$179,703,617
Foreign currencies (cost $0, $0, and $1,458,482, respectively)	—	—	2,317,412
Cash	—	—	125,028
Variation margin on futures	—	—	3,825
Variation margin on swaps	28,350	—	275,986
Income receivable	1,512,843	823,058	1,511,067
Receivable for dividend reclaims	—	—	325
Receivable for investment securities and foreign currencies sold	4,972,298	52,230	549,191
Receivable for fund shares sold	484,397	94,209	9,323,542
Swap premiums paid	—	—	275,539
Deposits with brokers for forwards and swaps	218,087	—	3,120,000
Appreciation of forward foreign currency contracts	—	—	1,673,194
Appreciation of swap agreements	2,264	—	9,487
Other assets	50,802	28,693	21,603

Total Assets	325,022,332	59,395,780	198,909,816

LIABILITIES:
Options written at value (Premium received $0, $0 and $, respectively)	—	—	343,161
Depreciation of forward foreign currency contracts	—	—	3,455,416
Depreciation on swap agreements	—	—	1,863,742
Payable for collateral on securities loaned	4,186,880	—	—
Payable for investment securities and foreign currencies purchased	23,674,198	—	593,587
Payable for fund shares redeemed	514,762	54,854	309,460
Payable to Investment Advisor	160,965	28,278	111,422
Payable to Custodian	14,350	—	—
Swap premiums received	30,357	—	2,800
Variation margin on futures contracts	19,297	—	—
Other accrued expenses	277,546	63,255	212,872

Total Liabilities	28,878,355	146,387	6,892,460

NET ASSETS	$296,143,977	$59,249,393	$192,017,356

NET ASSETS CONSIST OF:
Capital stock	291,876,882	58,799,982	210,958,901
Unrealized appreciation (depreciation) on:
Investments	3,036,835	4,167,400	(12,490,010)
Foreign currencies	—	—	542
Swaps	2,264	—	(1,854,255)
Forward currency exchange contracts	—	—	(1,782,222)
Futures contracts	75,492	—	(105,377)
Written options	—	—	(285,621)
Accumulated undistributed net investment income (loss)	(92,297)	64,546	(1,356,964)
Accumulated undistributed net realized gain (loss)	1,244,801	(3,782,535)	(1,067,638)

Total Net Assets	$296,143,977	$59,249,393	$192,017,356

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	7,182,673	—	4,810,141
Net assets	68,163,232	—	43,846,189
Net asset value, offering and redemption price per share	$9.49	$—	$9.12

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	23,968,874	5,176,318	16,254,258
Net assets	227,980,745	59,249,393	148,171,167
Net asset value, offering and redemption price per share	$9.51	$11.45	$9.12

[1]Includes loaned securities with a value of:	$4,074,026	$—	$—

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

September 30, 2015 (Unaudited)

	Strategic Asset Allocation Fund	Tactical Constrained® Asset Allocation Fund	Tactical Unconstrained® Asset Allocation Fund	Absolute Return Asset Allocation Fund
ASSETS:
Investments, at value (cost $139,678,140, $87,669,661 $415,740,999, and $383,731,502, respectively)	$152,138,390	$92,353,229	$409,762,618	$379,565,522
Investments in affiliates, at value (cost $102,367,335, $82,333,570, $101,763,963 and $14,704,105, respectively)	125,074,901	98,035,336	113,405,845	15,628,102
Cash	—	4,125	83,339	220,292
Income receivable	396,965	147,547	355,620	70,694
Receivable for investment securities sold	243,600	116,901	271,844	532,299
Receivable for fund shares sold	525,593	366,176	9,990,424	663,292
Other assets	43,122	29,711	57,800	59,451

Total Assets	278,422,571	191,053,025	533,927,490	396,739,652

LIABILITIES:
Payable for collateral on securities loaned	50,286,040	32,047,019	89,649,554	48,763,638
Payable for investment securities purchased	9,252	16,388	3,510	—
Payable for fund shares redeemed	233,618	164,403	638,789	459,257
Payable to Investment Advisor	94,000	85,302	214,859	170,925
Other accrued expenses	228,275	165,297	416,417	344,648

Total Liabilities	50,851,185	32,478,409	90,923,129	49,738,468

NET ASSETS	$227,571,386	$158,574,616	$443,004,361	$347,001,184

NET ASSETS CONSIST OF:
Capital stock	188,986,168	130,694,099	455,903,888	352,910,357
Unrealized appreciation (depreciation) on:
Investments	12,460,250	4,683,568	(5,978,381)	(4,165,980)
Investments in affiliates	22,707,566	15,701,766	11,641,882	923,997
Accumulated undistributed net investment income	98,737	113,687	1,378,725	4,186,649
Accumulated undistributed net realized gain (loss)	3,318,665	7,381,496	(19,941,753)	(6,853,839)

Total Net Assets	$227,571,386	$158,574,616	$443,004,361	$347,001,184

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	709,332	585,583	630,022	258,874
Net assets	7,508,704	6,121,803	6,002,853	2,548,947
Net asset value, offering and redemption price per share	$10.59	$10.45	$9.53	$9.85

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	20,903,446	14,585,158	46,083,317	35,034,417
Net assets	220,062,682	152,452,813	437,001,508	344,452,237
Net asset value, offering and redemption price per share	$10.53	$10.45	$9.48	$9.83

[1]Includes loaned securities with a value of:	$50,063,854	$31,702,479	$89,036,601	$47,647,420

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

September 30, 2015 (Unaudited)

	Multi-Asset Income Asset Allocation Fund	Fixed Income Allocation Fund	Altegris® Diversified Alternatives Allocation Fund
ASSETS:
Investments, at value (cost $148,811,215, $102,120,055, and $1,670,070, respectively)[1]	$143,917,655	$101,670,042	$1,670,070
Investments in affiliates, at value (cost $1,436,168, $48,026,641, and $82,659,660, respectively)	1,439,795	46,829,929	87,515,806
Cash	117,204	23,947	—
Income receivable	47,654	378	131
Receivable for investment securities sold	—	292,201	105,101
Receivable for fund shares sold	56,935	286,269	199,654
Other assets	47,677	35,103	21,428

Total Assets	145,626,920	149,137,869	89,512,190

LIABILITIES:
Payable for collateral on securities loaned	27,244,114	15,050,813	—
Payable for investment securities purchased	120,498	12,397	—
Payable for fund shares redeemed	67,788	85,751	79,625
Payable to Investment Advisor	59,469	54,883	—
Other accrued expenses	129,108	148,202	112,136

Total Liabilities	27,620,977	15,352,046	191,761

NET ASSETS	$118,005,943	$133,785,823	$89,320,429

NET ASSETS CONSIST OF:
Capital stock	124,983,879	143,742,716	88,030,384
Unrealized appreciation (depreciation) on:
Investments	(4,893,560)	(450,013)	—
Investments in affiliates	3,627	(1,196,712)	4,856,146
Accumulated undistributed net investment income	430,339	119,572	397,575
Accumulated undistributed net realized loss	(2,518,342)	(8,429,740)	(3,963,676)

Total Net Assets	$118,005,943	$133,785,823	$89,320,429

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	—	220,556	190,491
Net assets	—	2,093,179	1,935,863
Net asset value, offering and redemption price per share	$—	$9.49	$10.16

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	12,060,024	13,869,285	8,613,291
Net assets	118,005,943	131,692,644	87,384,566
Net asset value, offering and redemption price per share	$9.78	$9.50	$10.15

[1]Includes loaned securities with a value of:	$26,723,807	$14,590,202	$—

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS

For the Period Ended September 30, 2015 (Unaudited)

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $5,294, $34,802, and $741, respectively)	$1,270,291	$2,235,458	$399,445
Interest income	74	1,295	187

Total investment income	1,270,365	2,236,753	399,632

EXPENSES:
Investment advisory fees	666,191	716,242	281,572
Distribution (12b-1) fees – Service Shares	184,216	180,977	47,218
Administrative service fees – Service Shares	175,112	177,228	45,653
Shareholder servicing fees – Service Shares	61,491	59,817	15,358
Administration fees	39,520	42,085	16,134
Legal fees	26,098	28,112	14,014
Custody fees	24,661	12,021	10,722
Fund accounting fees	20,130	20,526	13,112
Federal and state registration fees	16,776	17,325	16,136
Directors’ fees and expenses	11,556	12,991	4,881
Reports to shareholders	9,604	10,215	3,721
Audit and tax fees	9,516	9,516	9,516
Transfer agent fees and expenses	6,984	7,198	4,484
Insurance fees	4,056	4,578	1,584
Compliance fees	3,994	4,300	1,556
Miscellaneous expenses	915	915	1,191

Total expenses	1,260,820	1,304,046	486,852

Net expense recapture by Advisor (See Note 3)	—	—	17,564
Less securities lending credit (See Note 6)	(7,591)	(42,358)	(54,176)

Net expenses	1,253,229	1,261,688	450,240

Net investment income (loss)	17,136	975,065	(50,608)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain on investments	9,229,587	6,894,519	2,101,677
Net change in unrealized depreciation on investments	(15,490,956)	(21,544,356)	(10,116,213)

Net realized and unrealized loss	(6,261,369)	(14,649,837)	(8,014,536)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,244,233)	$(13,674,772)	$(8,065,144)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended September 30, 2015 (Unaudited)

	World ex-US Fund	Opportunistic Equity Fund	Global Real Return Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $645,809, $6,666, and $0), respectively)	$5,404,368	$917,689	$618,986
Interest income	6,564	1,053	1,172

Total investment income	5,410,932	918,742	620,158

EXPENSES:
Investment advisory fees	1,325,665	488,957	197,115
Distribution (12b-1) fees – Service Shares	332,961	76,152	63,112
Administrative service fees – Service Shares	326,126	73,778	61,133
Shareholder servicing fees – Service Shares	104,285	21,627	19,944
Administration fees	85,390	26,012	12,066
Legal fees	43,773	25,250	11,740
Custody fees	226,028	14,330	4,645
Fund accounting fees	82,369	14,854	5,578
Federal and state registration fees	21,177	17,660	36,425
Directors’ fees and expenses	23,772	8,050	3,950
Reports to shareholders	18,430	5,274	2,329
Audit and tax fees	12,169	10,462	5,548
Transfer agent fees and expenses	10,371	5,582	6,366
Insurance fees	7,808	2,867	2,188
Compliance fees	7,721	2,561	939
Miscellaneous expenses	915	915	1,475

Total expenses	2,628,960	794,331	434,553

Net expense recapture (reimbursement) by Advisor (See Note 3)	82,338	(199)	—
Fees waived by Advisor (See Note 3)	—	—	(30,325)
Less securities lending credit (See Note 6)	(64,629)	(9,886)	(56,586)

Net expenses	2,646,669	784,246	347,642

Net investment income	2,764,263	134,496	272,516

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(3,285,902)	10,062,136	(2,461,529)
Foreign currencies	(11,435)	(7)	—
Futures contracts	(1,638,187)	—	—

Total	(4,935,524)	10,062,129	(2,461,529)

Net change in unrealized apperciation (depreciation) on:
Investments	(40,928,989)	(20,518,990)	(5,662,759)
Foreign currencies	8,297	—	—
Futures contracts	14,902	—	—

Total	(40,905,790)	(20,518,990)	(5,662,759)

Net realized and unrealized gain (loss)	(45,841,314)	(10,456,861)	(8,124,288)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(43,077,051)	$(10,322,365)	$(7,851,772)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended September 30, 2015 (Unaudited)

	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund	Opportunistic Fixed Income Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $0, $0, $3,094)	$—	$—	$67,277
Interest income (net of withholding tax of $0, $0, $31,322)	3,741,248	1,248,778	4,690,401

Total investment income	3,741,248	1,248,778	4,757,678

EXPENSES:
Investment advisory fees	760,601	156,105	684,190
Distribution (12b-1) fees – Service Shares	289,709	78,053	184,818
Administrative service fees – Service Shares	276,076	69,540	182,024
Shareholder servicing fees – Service Shares	95,025	28,151	59,257
Administration fees	62,217	12,749	40,566
Legal fees	54,278	24,034	28,547
Custody fees	27,514	3,506	114,848
Fund accounting fees	110,461	21,162	136,989
Federal and state registration fees	18,514	17,416	17,963
Directors’ fees and expenses	19,612	4,026	12,721
Reports to shareholders	14,882	1,647	9,669
Audit and tax fees	11,987	12,017	14,853
Transfer agent fees and expenses	9,058	3,325	6,862
Insurance fees	7,565	1,525	2,774
Compliance fees	6,161	1,312	2,990
Miscellaneous Expense	915	915	915

Total expenses	1,764,575	435,483	1,499,986

Net expense reimbursement by Advisor (See Note 3)	(22,255)	(40,332)	(113,752)
Less securities lending credit (See Note 6)	(1,818)	—	—

Net expenses	1,740,502	395,151	1,386,234

Net investment income	2,000,746	853,627	3,371,444

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain (loss) on:
Investments	797,587	139,057	(3,924,562)
Foreign currencies	—	—	(307,575)
Forward currency exchange contracts	—	—	5,180,973
Swaps	(67,448)	—	(323,420)
Futures contracts	(166,072)	—	136,787
Written Options	—	—	70,357

Total	564,067	139,057	832,560

Net change in unrealized appreciation (depreciation) on:
Investments	(6,034,474)	(906,684)	(3,183,390)
Foreign currencies	—	—	86,094
Forward currency contracts	—	—	(7,926,757)
Swaps	2,321	—	107,724
Futures contracts	99,137	—	(126,439)
Written Options	—	—	(328,406)

Total	(5,933,016)	(906,684)	(11,371,174)

Net realized and unrealized loss	(5,368,949)	(767,627)	(10,538,614)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,368,203)	$86,000	$(7,167,170)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended September 30, 2015 (Unaudited)

	Strategic Asset Allocation Fund	Tactical Constrained® Asset Allocation Fund	Tactical Unconstrained® Asset Allocation Fund	Absolute Return Asset Allocation Fund
INVESTMENT INCOME:
Dividend income	$1,438,873	$737,893	$3,501,920	$4,490,389
Dividends from affiliate investments	—	256,703	248,770	114,193
Interest income	1,797	2,105	4,322	2,519

Total investment income	1,440,670	996,701	3,755,012	4,607,101

EXPENSES:
Investment advisory fees	324,614	219,242	833,931	626,974
Distribution (12b-1) fees – Service Shares	314,804	211,412	588,145	444,624
Administrative service fees – Service Shares	314,574	211,257	587,906	444,416
Shareholder servicing fees – Service Shares	122,144	81,182	228,554	172,798
Administration fees	52,374	35,169	95,135	71,159
Legal fees	33,419	23,477	57,317	49,215
Custody fees	29,420	30,537	67,886	64,205
Fund accounting fees	23,456	16,013	43,158	32,512
Federal and state registration fees	18,757	17,476	18,967	18,116
Directors’ fees and expenses	16,962	11,500	29,497	23,762
Reports to shareholders	12,811	8,632	23,363	17,446
Audit and tax fees	6,954	6,954	6,954	6,954
Transfer agent fees and expenses	8,205	6,496	12,535	10,125
Insurance fees	3,935	2,593	6,863	5,585
Compliance fees	4,026	2,715	7,351	5,460
Miscellaneous expenses	915	915	915	915

Total expenses	1,287,370	885,570	2,608,477	1,994,266

Net expense recapture by Advisor (See Note 3)	—	36,155	—	—
Less securities lending credit (See Note 6)	(123,348)	(64,932)	(185,993)	(224,122)

Net expenses	1,164,022	856,793	2,422,484	1,770,144

Net investment income	276,648	139,908	1,332,528	2,836,957

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain (loss) on:
Investments	824,957	1,030,891	(18,065,012)	(1,655,853)
Investments in affiliates	845,231	2,994,398	(833,614)	(5,239)

Total	1,670,188	4,025,289	(18,898,626)	(1,661,092)

Net change in unrealized depreciation on:
Investments	(12,822,386)	(6,403,927)	(13,394,959)	(7,854,945)
Investments in affiliates	(12,858,927)	(10,616,751)	(8,014,178)	(691,649)

Total	(25,681,313)	(17,020,678)	(21,409,137)	(8,546,594)

Net realized and unrealized loss	(24,011,125)	(12,995,389)	(40,307,763)	(10,207,686)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(23,734,477)	$(12,855,481)	$(38,975,235)	$(7,370,729)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF OPERATIONS (Continued)

For the Period Ended September 30, 2015 (Unaudited)

	Multi-Asset Income Asset Allocation Fund	Fixed Income Allocation Fund	Altegris® Diversified Alternatives Allocation Fund
INVESTMENT INCOME:
Dividend income	$2,900,038	$1,068,119	$—
Dividends from affiliate investments	19,638	449,825	507,430
Interest income	907	1,615	669

Total investment income	2,920,583	1,519,559	508,099

EXPENSES:
Investment advisory fees	232,027	174,279	72,333
Distribution (12b-1) fees – Service Shares	165,734	171,633	118,196
Administrative service fees – Service Shares	165,667	171,541	118,148
Shareholder servicing fees – Service Shares	62,979	67,280	46,406
Administration fees	27,025	27,877	19,337
Legal fees	16,905	19,445	16,645
Custody fees	36,632	21,208	13,263
Fund accounting fees	10,553	15,759	8,662
Federal and state registration fees	17,720	16,930	19,172
Directors’ fees and expenses	8,358	9,669	6,558
Reports to shareholders	6,558	6,466	4,758
Audit and tax fees	6,954	6,954	5,814
Transfer agent fees and expenses	3,843	5,734	4,940
Insurance fees	2,015	2,289	2,011
Compliance fees	2,074	2,105	1,464
Miscellaneous expenses	915	915	915

Total expenses	765,959	720,084	458,622

Fees waived by Advisor (See Note 3)	—	—	(190,481)
Less securities lending credit (See Note 6)	(143,646)	(56,756)	—

Net expenses	622,313	663,328	268,141

Net investment income	2,298,270	856,231	239,958

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(1,518,732)	(365,740)	—
Investments in affiliates	181,548	(217,897)	883,991

Total	(1,337,184)	(583,637)	883,991

Net change in unrealized depreciation on:
Investments	(8,905,486)	(2,093,784)	—
Investments in affiliates	(172,480)	(1,166,286)	(4,170,066)

Total	(9,077,966)	(3,260,070)	(4,170,066)

Net realized and unrealized loss	(10,415,150)	(3,843,707)	(3,286,075)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,116,880)	$(2,987,476)	$(3,046,117)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Core Fund		Emerging Markets Fund
	Period Ended September 30, 2015	Year Ended March 31, 2015	Period Ended September 30, 2015	Year Ended March 31, 2015
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$17,136	$885,980	$975,065	$3,102,210
Net realized gain on investment transactions	9,229,587	19,070,457	6,894,519	15,657,616
Net change in unrealized appreciation (depreciation) on investments	(15,490,956)	3,081,794	(21,544,356)	(3,081,642)

Net increase (decrease) in net assets resulting from operations	(6,244,233)	23,038,231	(13,674,772)	15,678,184

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	1,704,452	12,995,189	5,655,117	20,224,717
Shares issued to holders in reinvestment of dividends	—	269,226	—	1,084,756
Shares redeemed	(7,305,452)	(18,111,679)	(7,769,208)	(26,104,631)

Net decrease	(5,601,000)	(4,847,264)	(2,114,091)	(4,795,158)

Service Shares
Shares sold	17,252,350	57,876,616	18,751,161	58,097,132
Shares issued to holders in reinvestment of dividends	—	173,764	—	977,308
Shares redeemed	(48,063,026)	(46,214,878)	(41,546,068)	(44,879,756)

Net increase (decrease)	(30,810,676)	11,835,502	(22,794,907)	14,194,684

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	—	(269,226)	—	(1,084,756)
Net investment income – Service Shares	—	(343,474)	—	(1,996,865)

Total dividends and distributions	—	(612,700)	—	(3,081,621)

INCREASE (DECREASE) IN NET ASSETS	(42,655,909)	29,413,769	(38,583,770)	21,996,089
NET ASSETS:
Beginning of year	213,144,316	183,730,547	221,839,792	199,843,703

End of year (including accumulated undistributed net investment income of $297,289, $280,153, $1,540,410 and $565,345, respectively)	$170,488,407	$213,144,316	$183,256,022	$221,839,792

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	111,094	899,178	451,818	1,665,154
Shares issued to holders in reinvestment of dividends	—	17,724	—	87,199
Shares redeemed	(471,895)	(1,274,596)	(617,269)	(2,175,147)

Net decrease	(360,801)	(357,694)	(165,451)	(422,794)

Service Shares
Shares sold	1,126,720	4,056,642	1,480,269	4,768,938
Shares issued to holders in reinvestment of dividends	—	11,538	—	77,749
Shares redeemed	(3,128,523)	(3,186,451)	(3,272,556)	(3,661,928)

Net increase (decrease)	(2,001,803)	881,729	(1,792,287)	1,184,759

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Core Fund		World ex-US Fund
	Period Ended September 30, 2015	Year Ended March 31, 2015	Period Ended September 30, 2015	Year Ended March 31, 2015
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$(50,608)	$(204,536)	$2,764,263	$7,828,500
Net realized gain (loss) on investment transactions	2,101,677	2,154,490	(4,935,524)	6,517,011
Net change in unrealized appreciation (depreciation) on investments	(10,116,213)	6,204,595	(40,905,790)	(15,771,208)

Net increase (decrease) in net assets resulting from operations	(8,065,144)	8,154,549	(43,077,051)	(1,425,697)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	1,294,416	8,982,059	13,960,978	30,662,054
Shares issued to holders in reinvestment of dividends	—	2,599,477	—	2,286,480
Shares redeemed	(7,124,584)	(17,923,650)	(20,256,679)	(47,962,031)

Net decrease	(5,830,168)	(6,342,114)	(6,295,701)	(15,013,497)

Service Shares
Shares sold	6,858,469	12,569,491	83,024,291	70,956,132
Shares issued to holders in reinvestment of dividends	—	2,310,740	—	1,887,436
Shares redeemed	(5,853,862)	(11,014,799)	(41,489,319)	(77,276,368)

Net increase (decrease)	1,004,607	3,865,432	41,534,972	(4,432,800)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	—	—	—	(2,286,480)
Net investment income – Service Shares	—	—	—	(3,379,936)
Net realized gains – Institutional Shares	—	(2,599,476)	—	—
Net realized gains – Service Shares	—	(2,311,353)	—	—

Total dividends and distributions	—	(4,910,829)	—	(5,666,416)

INCREASE (DECREASE) IN NET ASSETS	(12,890,705)	767,038	(7,837,780)	(26,538,410)
NET ASSETS:
Beginning of year	78,054,041	77,287,003	342,148,660	368,687,070

End of year (including accumulated undistributed net investment income (loss) of $(56,736), $(6,128), $7,738,049 and $4,973,786, respectively)	$65,163,336	$78,054,041	$334,310,880	$342,148,660

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	74,268	525,839	1,584,929	3,469,455
Shares issued to holders in reinvestment of dividends	—	152,731	—	269,315
Shares redeemed	(410,356)	(1,068,600)	(2,335,614)	(5,395,194)

Net decrease	(336,088)	(390,030)	(750,685)	(1,656,424)

Service Shares
Shares sold	404,739	749,912	9,183,938	8,073,448
Shares issued to holders in reinvestment of dividends	—	137,954	—	223,101
Shares redeemed	(346,426)	(656,431)	(4,782,200)	(8,786,736)

Net increase (decrease)	58,313	231,435	4,401,738	(490,187)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Opportunistic Equity Fund		Global Real Return Fund
	Period Ended September 30, 2015	Year Ended March 31, 2015	Period Ended September 30, 2015	Year Ended March 31, 2015
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$134,496	$644,953	$272,516	$788,404
Net realized gain (loss) on investment transactions	10,062,129	14,849,050	(2,461,529)	(1,880,184)
Net change in unrealized appreciation (depreciation) on investments	(20,518,990)	711,689	(5,662,759)	(6,154,898)

Net increase (decrease) in net assets resulting from operations	(10,322,365)	16,205,692	(7,851,772)	(7,246,678)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	3,247,889	20,661,131	171,403	909,494
Shares issued to holders in reinvestment of dividends	—	10,335,439	—	162,317
Shares redeemed	(7,425,779)	(24,275,124)	(772,976)	(2,291,470)

Net increase (decrease)	(4,177,890)	6,721,446	(601,573)	(1,219,659)

Service Shares
Shares sold	6,288,037	18,008,040	5,000,179	16,250,482
Shares issued to holders in reinvestment of dividends	—	11,942,760	—	354,979
Shares redeemed	(22,500,599)	(25,292,833)	(10,666,658)	(20,402,867)

Net increase (decrease)	(16,212,562)	4,657,967	(5,666,479)	(3,797,406)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	—	(612,215)	—	(143,792)
Net investment income – Service Shares	—	(326,935)	—	(456,154)
Net realized gains – Institutional Shares	—	(9,723,224)	—	—
Net realized gains – Service Shares	—	(11,725,936)	—	—
Return of capital – Institutional Shares	—	—	—	(18,525)
Return of capital – Service Shares	—	—	—	(93,398)

Total dividends and distributions	—	(22,388,310)	—	(711,869)

INCREASE (DECREASE) IN NET ASSETS	(30,712,817)	5,196,795	(14,119,824)	(12,975,612)
NET ASSETS:
Beginning of year	137,426,241	132,229,446	64,601,301	77,576,913

End of year (including accumulated undistributed net investment income (loss) of $124,917, $(9,579), $263,253, and $(9,263), respectively)	$106,713,424	$137,426,241	$50,481,477	$64,601,301

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	255,772	1,499,655	21,254	102,358
Shares issued to holders in reinvestment of dividends	—	826,835	—	19,278
Shares redeemed	(579,788)	(1,806,654)	(97,355)	(252,691)

Net increase (decrease)	(324,016)	519,836	(76,101)	(131,055)

Service Shares
Shares sold	494,586	1,352,423	621,365	1,835,721
Shares issued to holders in reinvestment of dividends	—	959,258	—	42,059
Shares redeemed	(1,750,674)	(1,916,041)	(1,351,112)	(2,303,651)

Net increase (decrease)	(1,256,088)	395,640	(729,747)	(425,871)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Core Fixed Income Fund		Tax-Exempt Fixed Income Fund
	Period Ended September 30, 2015	Year Ended March 31, 2015	Period Ended September 30, 2015	Year Ended March 31, 2015
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$2,000,746	$3,848,917	$853,627	$1,870,855
Net realized gain on investment transactions	564,067	4,565,725	139,057	527,118
Net change in unrealized appreciation (depreciation) on investments	(5,933,016)	5,814,054	(906,684)	1,897,086

Net increase (decrease) in net assets resulting from operations	(3,368,203)	14,228,696	86,000	4,295,059

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	5,786,264	29,269,274	—	—
Shares issued to holders in reinvestment of dividends	674,577	1,443,335	—	—
Shares redeemed	(12,787,947)	(45,960,884)	—	—

Net decrease	(6,327,106)	(15,248,275)	—	—

Service Shares
Shares sold	33,511,653	76,679,121	4,821,684	21,259,677
Shares issued to holders in reinvestment of dividends	1,161,316	1,891,851	687,614	1,197,171
Shares redeemed	(39,257,038)	(80,224,850)	(11,180,793)	(22,627,865)

Net decrease	(4,584,069)	(1,653,878)	(5,671,495)	(171,017)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	(674,577)	(1,340,513)	—	—
Net investment income – Service Shares	(1,554,538)	(2,879,875)	(847,281)	(1,871,450)
Net realized gains – Institutional Shares	—	(102,823)	—	—
Net realized gains – Service Shares	—	(338,606)	—	—

Total dividends and distributions	(2,229,115)	(4,661,817)	(847,281)	(1,871,450)

INCREASE (DECREASE) IN NET ASSETS	(16,508,493)	(7,335,274)	(6,432,776)	2,252,592
NET ASSETS:
Beginning of year	312,652,470	319,987,744	65,682,169	63,429,577

End of year (including accumulated undistributed net investment income (loss) of $(92,297), $(1,950), $64,546 and $58,200, respectively)	$296,143,977	$312,652,470	$59,249,393	$65,682,169

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	610,054	3,056,805	—	—
Shares issued to holders in reinvestment of dividends	71,459	151,867	—	—
Shares redeemed	(1,344,671)	(4,831,019)	—	—

Net decrease	(663,158)	(1,622,347)	—	—

Service Shares
Shares sold	3,515,063	8,012,446	420,743	1,853,681
Shares issued to holders in reinvestment of dividends	122,671	198,540	60,497	104,386
Shares redeemed	(4,116,122)	(8,389,708)	(976,383)	(1,962,618)

Net decrease	(478,388)	(178,722)	(495,143)	(4,551)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Opportunistic Fixed Income Fund		Strategic Asset Allocation Fund
	Period Ended September 30, 2015	Year Ended March 31, 2015	Period Ended September 30, 2015	Year Ended March 31, 2015
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$3,371,444	$7,234,785	$276,648	$2,807,882
Net realized gain (loss) on investment transactions	832,560	(2,247,306)	1,670,188	7,387,416
Net change in unrealized appreciation (depreciation) on investments	(11,371,174)	(3,866,544)	(25,681,313)	1,922,842

Net increase (decrease) in net assets resulting from operations	(7,167,170)	1,120,935	(23,734,477)	12,118,140

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	5,295,086	22,406,610	1,548,407	5,544,617
Shares issued to holders in reinvestment of dividends	417,968	2,616,279	—	180,659
Shares redeemed	(10,427,829)	(37,551,593)	(1,027,495)	(1,635,806)

Net increase (decrease)	(4,714,775)	(12,528,704)	520,912	4,089,470

Service Shares
Shares sold	32,431,089	61,731,494	27,045,132	96,769,485
Shares issued to holders in reinvestment of dividends	600,010	3,574,928	—	4,551,419
Shares redeemed	(29,937,041)	(54,949,826)	(43,836,552)	(134,652,525)

Net increase (decrease)	3,094,058	10,356,596	(16,791,420)	(33,331,621)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	(417,968)	(2,616,279)	—	(92,168)
Net investment income – Service Shares	(1,253,003)	(6,531,339)	—	(2,997,989)
From net realized gains – Institutional Shares	—	—	—	(88,491)
From net realized gains – Service Shares	—	—	—	(4,056,584)

Total dividends and distributions	(1,670,971)	(9,147,618)	—	(7,235,232)

DECREASE IN NET ASSETS	(10,458,858)	(10,198,791)	(40,004,985)	(24,359,243)
NET ASSETS:
Beginning of year	202,476,214	212,675,005	267,576,371	291,935,614

End of year (including undistributed net investment income of $798,077, $2,378,876, $98,737, and $(177,911), respectively)	$192,017,356	$202,476,214	$227,571,386	$267,576,371

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	566,183	2,288,907	132,666	480,347
Shares issued to holders in reinvestment of dividends	44,276	268,451	—	15,861
Shares redeemed	(1,108,141)	(3,809,619)	(87,820)	(140,505)

Net increase (decrease)	(497,682)	(1,252,261)	44,846	355,703

Service Shares
Shares sold	3,463,162	6,280,659	2,340,685	8,378,419
Shares issued to holders in reinvestment of dividends	63,426	365,905	—	400,301
Shares redeemed	(3,167,803)	(5,611,798)	(3,806,220)	(11,641,467)

Net increase (decrease)	358,785	1,034,766	(1,465,535)	(2,862,747)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tactical Constrained® Asset Allocation Fund		Tactical Unconstrained® Asset Allocation Fund
	Period Ended September 30, 2015	Year Ended March 31, 2015	Period Ended September 30, 2015	Year Ended March 31, 2015
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$139,908	$2,241,133	$1,332,528	$6,734,313
Net realized gain (loss) on investment transactions	4,025,289	8,654,598	(18,898,626)	23,770,501
Net change in unrealized depreciation on investments	(17,020,678)	(1,209,146)	(21,409,137)	(16,148,997)

Net increase (decrease) in net assets resulting from operations	(12,855,481)	9,686,585	(38,975,235)	14,355,817

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	1,228,177	4,357,046	1,348,173	5,157,199
Shares issued to holders in reinvestment of dividends	—	311,379	—	335,851
Shares redeemed	(812,058)	(1,129,481)	(819,219)	(821,300)

Net increase	416,119	3,538,944	528,954	4,671,750

Service Shares
Shares sold	19,932,963	64,025,958	76,753,037	268,621,196
Shares issued to holders in reinvestment of dividends	—	8,647,854	—	28,737,599
Shares redeemed	(29,230,570)	(92,851,692)	(81,772,054)	(174,474,930)

Net increase (decrease)	(9,297,607)	(20,177,880)	(5,019,017)	122,883,865

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	—	(97,053)	—	(80,235)
Net investment income – Service Shares	—	(2,331,588)	—	(6,572,570)
Net realized gains – Institutional Shares	—	(214,326)	—	(255,617)
Net realized gains – Service Shares	—	(8,272,419)	—	(27,498,611)

Total dividends and distributions	—	(10,915,386)	—	(34,407,033)

INCREASE (DECREASE) IN NET ASSETS	(21,736,969)	(17,867,737)	(43,465,298)	107,504,399
NET ASSETS:
Beginning of year	180,311,585	198,179,322	486,469,655	378,965,256

End of year (including undistributed net investment income of $113,687, $(26,221), $1,378,725, and $46,193, respectively)	$158,574,616	$180,311,585	$443,004,357	$486,469,655

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	109,352	382,632	131,649	482,233
Shares issued to holders in reinvestment of dividends	—	28,179	—	33,089
Shares redeemed	(72,228)	(97,745)	(79,595)	(75,898)

Net increase	37,124	313,066	52,054	439,424

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	1,778,567	5,577,951	7,610,960	25,032,796
Shares issued to holders in reinvestment of dividends	—	779,086	—	2,831,291
Shares redeemed	(2,618,119)	(8,089,460)	(8,068,857)	(16,291,449)

Net increase (decrease)	(839,552)	(1,732,423)	(457,897)	11,572,638

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Absolute Return Asset Allocation Fund		Multi-Asset Income Asset Allocation Fund
	Period Ended September 30, 2015	Year Ended March 31, 2015	Period Ended September 30, 2015	Year Ended March 31, 2015
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$2,836,957	$8,227,112	$2,298,270	$4,747,301
Net realized gain (loss) on investment transactions	(1,661,092)	4,523,721	(1,337,184)	450,775
Net change in unrealized depreciation on investments	(8,546,594)	(2,836,287)	(9,077,966)	(1,367,793)

Net increase (decrease) in net assets resulting from operations	(7,370,729)	9,914,546	(8,116,880)	3,830,283

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	373,338	2,263,376	—	—
Shares issued to holders in reinvestment of dividends	—	58,698	—	—
Shares redeemed	(452,985)	(658,627)	—	—

Net increase (decrease)	(79,647)	1,663,447	—	—

Service Shares
Shares sold	55,782,173	124,982,977	15,018,770	76,836,223
Shares issued to holders in reinvestment of dividends	—	1,363,844	1,360,198	1,869,462
Shares redeemed	(70,974,825)	(210,436,216)	(28,529,269)	(51,749,737)

Net increase (decrease)	(15,192,652)	(84,089,395)	(12,150,301)	26,955,948

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	—	(58,698)	—	—
Net investment income – Service Shares	—	(7,986,974)	(2,224,813)	(4,820,654)
Net realized gains – Service Shares	—	—	—	(945,416)

Total dividends and distributions	—	(8,045,672)	(2,224,813)	(5,766,070)

INCREASE (DECREASE) IN NET ASSETS	(22,643,028)	(80,557,074)	(22,491,994)	25,020,161
NET ASSETS:
Beginning of year	369,644,212	450,201,286	140,497,937	115,477,776

End of year (including undistributed accumulated net investment income of $4,186,649, $1,349,692, $430,339, and $356,882, respectively)	$347,001,184	$369,644,212	$118,005,943	$140,497,937

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	37,443	224,543	—	—
Shares issued to holders in reinvestment of dividends	—	5,929	—	—
Shares redeemed	(45,242)	(65,305)	—	—

Net increase (decrease)	(7,799)	165,167	—	—

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	5,591,553	12,383,339	1,443,316	7,089,209
Shares issued to holders in reinvestment of dividends	—	137,346	134,961	175,834
Shares redeemed	(7,108,683)	(20,851,688)	(2,749,759)	(4,770,244)

Net increase (decrease)	(1,517,130)	(8,331,003)	(1,171,482)	2,494,799

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Fixed Income Allocation Fund		Altegris® Diversified Alternatives Allocation Fund
	Period Ended September 30, 2015	Year Ended March 31, 2015	Period Ended September 30, 2015	Year Ended March 31, 2015
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$856,231	$2,985,050	$239,958	$2,048,812
Net realized gain (loss) on investment transactions	(583,637)	(2,264,441)	883,991	(735,324)
Net change in unrealized appreciation (depreciation) on investments	(3,260,070)	4,681,029	(4,170,066)	6,895,502

Net increase (decrease) in net assets resulting from operations	(2,987,476)	5,401,638	(3,046,117)	8,208,990

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	287,659	1,891,627	376,814	1,417,500
Shares issued to holders in reinvestment of dividends	20,503	40,268	—	31,117
Shares redeemed	(414,060)	(647,991)	(306,411)	(353,220)

Net increase (decrease)	(105,898)	1,283,904	70,403	1,095,397

Service Shares
Shares sold	16,703,530	53,014,274	7,067,648	21,398,303
Shares issued to holders in reinvestment of dividends	561,906	448,807	—	322,069
Shares redeemed	(25,623,425)	(125,427,632)	(16,974,677)	(56,163,401)

Net decrease	(8,357,989)	(71,964,551)	(9,907,029)	(34,443,029)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	(20,503)	(40,268)	—	(31,117)
Net investment income – Service Shares	(904,142)	(2,978,470)	—	(1,885,195)

Total dividends and distributions	(924,645)	(3,018,738)	—	(1,916,312)

DECREASE IN NET ASSETS	(12,376,008)	(68,297,747)	(12,882,743)	(27,054,954)
NET ASSETS:
Beginning of year	146,161,831	214,459,578	102,203,172	129,258,126

End of year (including accumulated undistributed net investment income of $119,572, $187,986, $397,575, and $157,617, respectively)	$133,785,823	$146,161,831	$89,320,429	$102,203,172

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	29,979	194,201	36,387	140,819
Shares issued to holders in reinvestment of dividends	2,151	4,150	—	3,072
Shares redeemed	(42,828)	(66,643)	(29,458)	(34,864)

Net increase (decrease)	(10,698)	131,708	6,929	109,027

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	1,738,624	5,444,190	683,614	2,134,237
Shares issued to holders in reinvestment of dividends	59,035	46,242	—	31,762
Shares redeemed	(2,664,166)	(12,893,404)	(1,642,820)	(5,590,790)

Net decrease	(866,507)	(7,402,972)	(959,206)	(3,424,791)

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Large Cap Core Fund
	Institutional
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$15.29	$13.67	$11.20	$10.68	$10.32
Income from investment operations:
Net investment income	0.05	0.14	0.09	0.08	0.01
Net realized and unrealized gains on investments	(0.60)	1.57	2.46	0.51	0.35

Total from investment operations	(0.55)	1.71	2.55	0.59	0.36

Less distributions:
Dividends from net investment income	—	(0.09)	(0.08)	(0.07)	—

Total distributions	—	(0.09)	(0.08)	(0.07)	—

Net asset value, end of period	$14.74	$15.29	$13.67	$11.20	$10.68

Total return	-3.60%[2]	12.51%	22.81%	5.54%	3.49%[2]
Supplemental data and ratios:
Net assets, end of period	$37,744,390	$44,686,597	$44,827,864	$44,994,114	$31,330,264
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.88%[3]	0.87%	0.90%	0.92%	0.93%[3]
After expense reimbursement (recapture) and securities lending credit	0.87%[3]	0.85%	0.89%	0.89%	0.92%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.46%[3]	0.88%	0.63%	0.81%	0.33%[3]
After expense reimbursement (recapture) and securities lending credit	0.47%[3]	0.90%	0.64%	0.84%	0.34%[3]
Portfolio turnover rate	19.97%[2]	53.23%	55.81%	60.92%	126.61%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Large Cap Core Fund
	Service
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$15.14	$13.56	$11.12	$10.61	$9.99	$8.41
Income from investment operations:
Net investment income (loss)	(0.01)	0.05	—	0.02	(0.03)	(0.01)
Net realized and unrealized gains on investments	(0.58)	1.56	2.45	0.51	0.65	1.59

Total from investment operations	(0.59)	1.61	2.45	0.53	0.62	1.58

Less distributions:
Dividends from net investment income	—	(0.03)	(0.01)	(0.02)	—	—

Total distributions	—	(0.03)	(0.01)	(0.02)	—	—

Net asset value, end of period	$14.55	$15.14	$13.56	$11.12	$10.61	$9.99

Total return	-3.90%[1]	11.87%	22.04%	5.00%	6.21%	18.79%
Supplemental data and ratios:
Net assets, end of period	$132,744,017	$168,457,719	$138,902,683	$136,196,479	$168,654,404	$211,129,188
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.45%[2]	1.44%	1.48%	1.52%	1.54%	1.45%
After expense reimbursement (recapture) and securities lending credit	1.45%[2]	1.45%	1.49%	1.49%	1.49%	1.43%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	-0.12%[2]	0.32%	0.05%	0.18%	-0.32%	-0.13%
After expense reimbursement (recapture) and securities lending credit	-0.12%[2]	0.31%	0.04%	0.21%	-0.27%	-0.11%
Portfolio turnover rate	19.97%[1]	53.23%	55.81%	60.92%	126.61%	63.33%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Not annualized.
[2]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Emerging Markets Fund
	Institutional
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$12.46	$11.73	$9.43	$8.39	$8.54
Income from investment operations:
Net investment income	0.09	0.21	0.17	0.18	0.13
Net realized and unrealized gains (losses) on investments	(0.95)	0.74	2.31	1.03	(0.09)

Total from investment operations	(0.86)	0.95	2.48	1.21	0.04

Less distributions:
Dividends from net investment income	—	(0.22)	(0.18)	(0.17)	(0.19)

Total distributions	—	(0.22)	(0.18)	(0.17)	(0.19)

Net asset value, end of period	$11.60	$12.46	$11.73	$9.43	$8.39

Total return	-6.90%[2]	8.08%	26.38%	14.70%	0.70%[2]
Supplemental data and ratios:
Net assets, end of period	$54,497,367	$60,596,893	$62,007,800	$60,452,681	$39,721,680
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.87%[3]	0.86%	0.89%	0.92%	0.93%[3]
After expense reimbursement (recapture) and securities lending credit	0.83%[3]	0.84%	0.88%	0.91%	0.92%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.35%[3]	1.87%	1.57%	1.89%	1.89%[3]
After expense reimbursement (recapture) and securities lending credit	1.39%[3]	1.89%	1.58%	1.90%	1.90%[3]
Portfolio turnover rate	7.82%[2]	31.33%	29.10%	27.02%	95.12%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Emerging Markets Fund
	Service
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$12.57	$11.84	$9.52	$8.47	$8.32	$7.44
Income from investment operations:
Net investment income	0.06	0.15	0.13	0.14	0.10	0.09
Net realized and unrealized gains on investments	(0.96)	0.73	2.31	1.03	0.13	0.88

Total from investment operations	(0.90)	0.88	2.44	1.17	0.23	0.97

Less distributions:
Dividends from net investment income	—	(0.15)	(0.12)	(0.12)	(0.08)	(0.09)

Total distributions	—	(0.15)	(0.12)	(0.12)	(0.08)	(0.09)

Net asset value, end of period	$11.67	$12.57	$11.84	$9.52	$8.47	$8.32

Total return	-7.16%[1]	7.46%	25.63%	13.96%	2.87%	13.15%
Supplemental data and ratios:
Net assets, end of period	$128,758,655	$161,242,899	$137,835,903	$139,072,035	$163,077,098	$200,132,341
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.44%[2]	1.43%	1.46%	1.49%	1.51%	1.44%
After expense reimbursement (recapture) and securities lending credit	1.40%[2]	1.41%	1.45%	1.49%	1.49%	1.42%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.73%[2]	1.30%	1.01%	1.33%	1.13%	1.13%
After expense reimbursement (recapture) and securities lending credit	0.77%[2]	1.32%	1.02%	1.33%	1.15%	1.15%
Portfolio turnover rate	7.82%[1]	31.33%	29.10%	27.02%	95.12%	16.35%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Not annualized.
[2]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Core Fund
	Institutional
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$17.62	$16.77	$13.51	$11.56	$11.99
Income from investment operations:
Net investment income	0.04	0.01	—	0.07	—
Net realized and unrealized gains (losses) on investments	(1.94)	1.96	3.27	1.99	(0.43)

Total from investment operations	(1.90)	1.97	3.27	2.06	(0.43)

Less distributions:
Dividends from net investment income	—	—	(0.01)	(0.11)	—
Dividends from net realized gains	—	(1.12)	—	—	—

Total distributions	—	(1.12)	(0.01)	(0.11)	—

Net asset value, end of period	$15.72	$17.62	$16.77	$13.51	$11.56

Total return	-10.78%[2]	11.99%	24.19%	17.95%	-3.59%[2]
Supplemental data and ratios:
Net assets, end of period	$30,483,062	$40,075,963	$44,695,002	$44,361,656	$30,106,471
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.01%[3]	1.02%	1.05%	1.09%	1.22%[3]
After expense reimbursement (recapture) and securities lending credit	0.86%[3]	0.91%	1.02%	1.05%	1.09%[3]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.05%[3]	-0.08%	-0.04%	0.61%	-0.10%[3]
After expense reimbursement (recapture) and securities lending credit	0.20%[3]	0.03%	-0.01%	0.65%	0.03%[3]
Portfolio turnover rate	40.88%[2]	96.24%	241.55%	143.14%	245.95%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Core Fund
	Service
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$17.31	$16.61	$13.45	$11.50	$11.61	$9.46
Income from investment operations:
Net investment income (loss)	(0.04)	(0.09)	(0.12)	—	(0.09)	(0.05)
Net realized and unrealized loss on investments	(1.87)	1.91	3.28	1.99	(0.02)	2.20

Total from investment operations	(1.91)	1.82	3.16	1.99	(0.11)	2.15

Less distributions:
Dividends from net investment income	—	—	—	(0.04)	—	—
Dividends from net realized gains	—	(1.12)	—	—	—	—

Total distributions	—	(1.12)	—	(0.04)	—	—

Net asset value, end of period	$15.40	$17.31	$16.61	$13.45	$11.50	$11.61

Total return	-11.03%[1]	11.19%	23.49%	17.32%	-0.95%	22.73%
Supplemental data and ratios:
Net assets, end of period	$34,680,274	$37,978,078	$32,592,001	$40,621,412	$47,944,286	$42,748,789
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.58%[2]	1.58%	1.60%	1.66%	1.74%	1.71%
After expense reimbursement (recapture) and securities lending credit	1.53%[2]	1.59%	1.59%	1.59%	1.59%	1.59%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	-0.51%[2]	-0.62%	-0.62%	0.01%	-0.82%	-0.66%
After expense reimbursement (recapture) and securities lending credit	-0.46%[2]	-0.63%	-0.61%	0.08%	-0.67%	-0.54%
Portfolio turnover rate	40.88%[1]	96.24%	241.55%	143.14%	245.95%	44.75%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Not annualized.
[2]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	World ex-US Fund
	Institutional
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.75	$8.94	$8.06	$7.52	$8.75
Income from investment operations:
Net investment income	0.09	0.24	0.11	0.13	0.07
Net realized and unrealized gains (losses) on investments	(0.99)	(0.25)	0.86	0.48	(1.17)

Total from investment operations	(0.90)	(0.01)	0.97	0.61	(1.10)

Less distributions:
Dividends from net investment income	—	(0.18)	(0.09)	(0.07)	(0.13)

Total distributions	—	(0.18)	(0.09)	(0.07)	(0.13)

Net asset value, end of period	$7.85	$8.75	$8.94	$8.06	$7.52

Total return	-10.29%[2]	-0.10%	12.09%	8.09%	-12.34%[2]
Supplemental data and ratios:
Net assets, end of period	$95,658,476	$113,316,485	$130,537,695	$85,157,441	$40,623,156
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.99%[3]	0.98%	1.03%	1.09%	1.08%[3]
After expense reimbursement (recapture) and securities lending credit	0.95%[3]	0.98%	1.03%	1.09%	1.08%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.87%[3]	2.60%	1.44%	1.44%	1.13%[3]
After expense reimbursement (recapture) and securities lending credit	1.91%[3]	2.60%	1.44%	1.44%	1.13%[3]
Portfolio turnover rate	25.13%[2]	61.84%	75.22%	75.34%	164.90%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	World ex-US Fund
	Service
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.70	$8.89	$8.05	$7.54	$8.39	$8.01
Income from investment operations:
Net investment income	0.03	0.17	0.07	0.08	0.12	0.11
Net realized and unrealized gains (losses) on investments	(0.96)	(0.23)	0.85	0.49	(0.88)	0.40

Total from investment operations	(0.93)	(0.06)	0.92	0.57	(0.76)	0.51

Less distributions:
Dividends from net investment income	—	(0.13)	(0.08)	(0.06)	(0.09)	(0.13)

Total distributions	—	(0.13)	(0.08)	(0.06)	(0.09)	(0.13)

Net asset value, end of period	$7.77	$8.70	$8.89	$8.05	$7.54	$8.39

Total return	-10.69%[1]	-0.68%	11.47%	7.53%	-8.92%	6.48%
Supplemental data and ratios:
Net assets, end of period	$238,652,404	$228,832,175	$238,149,375	$197,252,920	$185,300,082	$269,702,069
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.56%[2]	1.55%	1.60%	1.66%	1.66%	1.50%
After expense reimbursement (recapture) and securities lending credit	1.59%[2]	1.59%	1.59%	1.59%	1.59%	1.50%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.30%[2]	1.96%	0.94%	0.93%	1.11%	1.34%
After expense reimbursement (recapture) and securities lending credit	1.27%[2]	1.92%	0.95%	1.00%	1.18%	1.34%
Portfolio turnover rate	25.13%[1]	61.84%	75.22%	75.34%	164.90%	47.34%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Not annualized.
[2]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Opportunistic Equity Fund
	Institutional
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$12.83	$13.49	$11.34	$9.91	$10.21
Income from investment operations:
Net investment income	0.03	0.11	0.13	0.08	0.02
Net realized and unrealized gains (losses) on investments	(1.17)	1.62	2.79	1.42	(0.32)

Total from investment operations	(1.14)	1.73	2.92	1.50	(0.30)

Less distributions:
Dividends from net investment income	—	(0.14)	(0.12)	(0.07)	—
Dividends from net realized gains	—	(2.25)	(0.65)	—	—

Total distributions	—	(2.39)	(0.77)	(0.07)	—

Net asset value, end of period	$11.69	$12.83	$13.49	$11.34	$9.91

Total return	-8.89%[2]	13.26%	25.92%	15.22%	-2.94%[2]
Supplemental data and ratios:
Net assets, end of period	$54,197,250	$63,622,473	$59,877,468	$67,574,510	$46,233,165
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.02%[3]	1.01%	1.02%	1.06%	1.05%[3]
After expense reimbursement (recapture) and securities lending credit	1.00%[3]	0.99%	1.01%	1.05%	1.03%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.50%[3]	0.78%	0.82%	0.86%	0.45%[3]
After expense reimbursement (recapture) and securities lending credit	0.52%[3]	0.80%	0.83%	0.87%	0.47%[3]
Portfolio turnover rate	39.29%[2]	59.70%	59.12%	78.58%	91.59%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Opportunistic Equity Fund
	Service
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$12.75	$13.42	$11.27	$9.86	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)	0.04	0.04	0.03	(0.02)
Net realized and unrealized gains (losses) on investments	(1.15)	1.60	2.79	1.40	(0.12)

Total from investment operations	(1.16)	1.64	2.83	1.43	(0.14)

Less distributions:
Dividends from net investment income	—	(0.06)	(0.03)	(0.02)	—
Dividends from net realized gains	—	(2.25)	(0.65)	—	—

Total distributions	—	(2.31)	(0.68)	(0.02)	—

Net asset value, end of period	$11.59	$12.75	$13.42	$11.27	$9.86

Total return	-9.10%[1]	12.61%	25.20%	14.56%	-1.40%
Supplemental data and ratios:
Net assets, end of period	$52,516,174	$73,803,768	$72,351,978	$87,142,873	$114,222,234
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.58%[2]	1.57%	1.58%	1.63%	1.63%
After expense reimbursement (recapture) and securities lending credit	1.57%[2]	1.56%	1.59%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	-0.09%[2]	0.25%	0.27%	0.26%	-0.19%
After expense reimbursement (recapture) and securities lending credit	-0.08%[2]	0.26%	0.26%	0.29%	-0.16%
Portfolio turnover rate	39.29%[1]	59.70%	59.12%	78.58%	91.59%
Portfolio Turnover is calculated for the Fund as a whole.

[1]	Not annualized.
[2]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Global Real Return Fund
	Institutional
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.23	$9.22	$9.39	$9.35	$10.31
Income from investment operations:
Net investment income	0.06	0.14	0.14	0.14	0.10
Net realized and unrealized gains (losses) on investments	(1.11)	(1.01)	(0.20)	0.02	(0.88)

Total from investment operations	(1.05)	(0.87)	(0.06)	0.16	(0.78)

Less distributions:
Dividends from net investment income	—	(0.11)	(0.11)	(0.12)	(0.17)
Return of capital	—	(0.01)	—	—	(0.01)

Total distributions	—	(0.12)	(0.11)	(0.12)	(0.18)

Net asset value, end of period	$7.18	$8.23	$9.22	$9.39	$9.35

Total return	-12.76%[2]	-9.43%	-0.66%	1.73%	-7.48%[2]
Supplemental data and ratios:
Net assets, end of period	$8,801,759	$10,708,053	$13,204,913	$11,681,383	$10,423,221
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.96%[3]	0.86%	0.85%	0.88%	0.89%[3]
After expense reimbursement (recapture) and securities lending credit	0.67%[3]	0.37%	0.61%	0.80%	0.82%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	1.07%[3]	1.06%	1.30%	1.22%	1.08%[3]
After expense reimbursement (recapture) and securities lending credit	1.36%[3]	1.55%	1.54%	1.30%	1.15%[3]
Portfolio turnover rate	10.07%[2]	33.46%	36.72%	35.26%	55.11%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Global Real Return Fund
	Service
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.24	$9.24	$9.42	$9.40	$10.00
Income from investment operations:
Net investment income	0.04	0.09	0.09	0.08	0.07
Net realized and unrealized gains (losses) on investments	(1.11)	(1.01)	(0.20)	0.02	(0.59)

Total from investment operations	(1.07)	(0.92)	(0.11)	0.10	(0.52)

Less distributions:
Dividends from net investment income	—	(0.07)	(0.07)	(0.08)	(0.08)
Return of capital	—	(0.01)	—	—	— *

Total distributions	—	(0.08)	(0.07)	(0.08)	(0.08)

Net asset value, end of period	$7.17	$8.24	$9.24	$9.42	$9.40

Total return	-12.99%[1]	-9.95%	-1.19%	1.05%	-5.09%
Supplemental data and ratios:
Net assets, end of period	$41,679,718	$53,893,248	$64,372,000	$70,779,787	$103,580,116
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit	1.53%[2]	1.44%	1.41%	1.45%	1.47%
After expense reimbursement (recapture) and securities lending credit	1.24%[2]	0.94%	1.18%	1.37%	1.44%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.52%[2]	0.48%	0.75%	0.76%	0.72%
After expense reimbursement (recapture) and securities lending credit	0.81%[2]	0.98%	0.98%	0.84%	0.75%
Portfolio turnover rate	10.07%[1]	33.46%	36.72%	35.26%	55.11%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Not annualized.
[2]	Annualized.
[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Core Fixed Income Fund
	Institutional
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.67	$9.37	$9.86	$9.77	$9.48
Income from investment operations:
Net investment income	0.08	0.15	0.16	0.17	0.21
Net realized and unrealized gains (losses) on investments	(0.17)	0.33	(0.24)	0.23	0.31

Total from investment operations	(0.09)	0.48	(0.08)	0.40	0.52

Less distributions:
Dividends from net investment income	(0.09)	(0.17)	(0.20)	(0.21)	(0.23)
Dividends from net realized gains	—	(0.01)	(0.03)	(0.10)	—
Return of capital	—	—	(0.18)	—	—

Total distributions	(0.09)	(0.18)	(0.41)	(0.31)	(0.23)

Net asset value, end of period	$9.49	$9.67	$9.37	$9.86	$9.77

Total return	-0.91%[2]	5.25%	-0.72%	4.12%	5.56%[2]
Supplemental data and ratios:
Net assets, end of period	$68,163,232	$75,832,786	$88,702,582	$134,362,492	$31,999,581
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.73%[3]	0.70%	0.70%	0.72%	0.70%[3]
After expense reimbursement (recapture) and securities lending credit	0.71%[3]	0.69%	0.70%	0.72%	0.69%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.73%[3]	1.71%	1.68%	1.53%	2.14%[3]
After expense reimbursement (recapture) and securities lending credit	1.75%[3]	1.72%	1.68%	1.53%	2.15%[3]
Portfolio turnover rate	75.32%[2]	185.11%	112.86%	213.80%	427.36%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Core Fixed Income Fund
	Service
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.69	$9.39	$9.88	$9.78	$9.36	$9.10
Income from investment operations:
Net investment income	0.05	0.10	0.11	0.11	0.17	0.21
Net realized and unrealized gains (losses) on investments	(0.17)	0.33	(0.25)	0.24	0.42	0.29

Total from investment operations	(0.12)	0.43	(0.14)	0.35	0.59	0.50

Less distributions:
Dividends from net investment income	(0.06)	(0.12)	(0.14)	(0.15)	(0.17)	(0.24)
Dividends from net realized gains	—	(0.01)	(0.03)	(0.10)	—	—
Return of capital	—	—	(0.18)	—	—	—

Total distributions	(0.06)	(0.13)	(0.35)	(0.25)	(0.17)	(0.24)

Net asset value, end of period	$9.51	$9.69	$9.39	$9.88	$9.78	$9.36

Total return	-1.19%[1]	4.64%	-1.33%	3.55%	6.35%	5.58%
Supplemental data and ratios:
Net assets, end of period	$227,980,745	$236,819,684	$231,285,162	$281,180,497	$435,281,520	$581,940,962
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.30%[2]	1.29%	1.29%	1.30%	1.28%	1.25%
After expense reimbursement (recapture) and securities lending credit	1.28%[2]	1.29%	1.29%	1.29%	1.26%	1.24%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.16%[2]	1.11%	1.10%	1.02%	1.68%	2.23%
After expense reimbursement (recapture) and securities lending credit	1.18%[2]	1.11%	1.10%	1.03%	1.70%	2.24%
Portfolio turnover rate	75.32%[1]	185.11%	112.86%	213.80%	427.36%	485.40%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Not annualized.
[2]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund
	Service
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$11.58	$11.18	$11.70	$11.47	$10.67	$10.94
Income from investment operations:
Net investment income	0.16	0.32	0.34	0.33	0.37	0.36
Net realized and unrealized gains (losses) on investments	(0.13)	0.40	(0.52)	0.23	0.80	(0.26)

Total from investment operations	0.03	0.72	(0.18)	0.56	1.17	0.10

Less distributions:
Dividends from net investment income	(0.16)	(0.32)	(0.34)	(0.33)	(0.37)	(0.37)

Total distributions	(0.16)	(0.32)	(0.34)	(0.33)	(0.37)	(0.37)

Net asset value, end of period	$11.45	$11.58	$11.18	$11.70	$11.47	$10.67

Total return	0.27%[1]	6.45%	-1.48%	4.93%	11.10%	0.89%
Supplemental data and ratios:
Net assets, end of period	$59,249,393	$65,682,169	$63,429,577	$75,739,873	$81,408,890	$170,330,144
Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.40%[2]	1.38%	1.38%	1.36%	1.31%	1.29%
After expense reimbursement (recapture)	1.27%[2]	1.29%	1.29%	1.29%	1.29%	1.29%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	2.60%[2]	2.64%	2.90%	2.72%	3.16%	3.25%
After expense reimbursement (recapture)	2.73%[2]	2.73%	2.99%	2.79%	3.18%	3.25%
Portfolio turnover rate	4.32%[1]	33.29%	35.08%	30.36%	38.80%	38.01%

[1]	Not annualized.
[2]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Opportunistic Fixed Income Fund
	Institutional
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.53	$9.94	$10.27	$9.70	$10.07
Income from investment operations:
Net investment income	0.17	0.41	0.34	0.42	0.35
Net realized and unrealized gains (losses) on investments	(0.50)	(0.32)	(0.37)	0.57	(0.34)

Total from investment operations	(0.33)	0.09	(0.03)	0.99	0.01

Less distributions:
Dividends from net investment income	(0.08)	(0.50)	(0.28)	(0.42)	(0.38)
Dividends from net realized gains	—	—	(0.02)	—	—

Total distributions	(0.08)	(0.50)	(0.30)	(0.42)	(0.38)

Net asset value, end of period	$9.12	$9.53	$9.94	$10.27	$9.70

Total return	-3.48%[2]	0.88%	-0.21%	10.33%	0.29%[2]
Supplemental data and ratios:
Net assets, end of period	$43,846,189	$50,593,107	$65,181,311	$104,141,739	$38,403,168
Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.10%[3]	1.08%	1.01%	1.03%	1.13%[3]
After expense reimbursement (recapture)	1.02%[3]	1.05%	1.01%	1.05%	1.05%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	3.77%[3]	3.84%	4.10%	4.17%	4.20%[3]
After expense reimbursement (recapture)	3.85%[3]	3.87%	4.10%	4.15%	4.28%[3]
Portfolio turnover rate	18.40%[2]	39.66%	66.49%	101.49%	86.54%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Opportunistic Fixed Income Fund
	Service
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.55	$9.93	$10.28	$9.70	$10.00
Income from investment operations:
Net investment income	0.16	0.33	0.35	0.36	0.34
Net realized and unrealized gains (losses) on investments	(0.51)	(0.29)	(0.43)	0.58	(0.31)

Total from investment operations	(0.35)	0.04	(0.08)	0.94	0.03

Less distributions:
Dividends from net investment income	(0.08)	(0.42)	(0.25)	(0.36)	(0.33)
Dividends from net realized gains	—	—	(0.02)	—	—

Total distributions	(0.08)	(0.42)	(0.27)	(0.36)	(0.33)

Net asset value, end of period	$9.12	$9.55	$9.93	$10.28	$9.70

Total return	-3.70%[1]	0.33%	-0.71%	9.64%	0.56%
Supplemental data and ratios:
Net assets, end of period	$148,171,167	$151,883,107	$147,493,694	$150,493,389	$204,104,609
Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.68%[2]	1.66%	1.59%	1.61%	1.63%
After expense reimbursement (recapture)	1.55%[2]	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	3.19%[2]	3.28%	3.51%	3.52%	3.49%
After expense reimbursement (recapture)	3.32%[2]	3.39%	3.55%	3.58%	3.57%
Portfolio turnover rate	18.40%[1]	39.66%	66.49%	101.49%	86.54%

Portfolio Turnover is calculated for the Fund as a whole.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Strategic Asset Allocation Fund
	Institutional
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	September 13, 2012[1] Through March 31, 2013
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$11.65	$11.45	$10.25	$9.63
Income from investment operations:
Net investment income (loss)	0.04	0.16	(0.03)	0.11
Net realized and unrealized gains on investments	(1.10)	0.41	1.56	0.62

Total from investment operations	(1.06)	0.57	1.53	0.73

Less distributions:
Dividends from net investment income	—	(0.19)	(0.11)	(0.11)
Dividends from net realized gains	—	(0.18)	(0.22)	—

Total distributions	—	(0.37)	(0.33)	(0.11)

Net asset value, end of period	$10.59	$11.65	$11.45	$10.25

Total return	-9.10%[2]	5.04%	15.00%	7.68%[2]
Supplemental data and ratios:
Net assets, end of period	$7,508,704	$7,737,997	$3,534,178	$884,658
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.41%[3]	0.41%	0.40%	0.42%[3]
After expense reimbursement (recapture) and securities lending credit	0.31%[3]	0.34%	0.36%	0.40%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	0.71%[3]	1.63%	1.42%	1.84%[3]
After expense reimbursement (recapture) and securities lending credit	0.81%[3]	1.70%	1.46%	1.86%[3]
Portfolio turnover rate	1.70%[2]	11.96%	30.35%	18.44%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Strategic Asset Allocation Fund
	Service
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$11.62	$11.43	$10.26	$9.46	$10.00
Income from investment operations:
Net investment income	0.01	0.12	0.07	0.07	0.08
Net realized and unrealized gains (losses) on investments	(1.10)	0.38	1.38	0.80	(0.52)

Total from investment operations	(1.09)	0.50	1.45	0.87	(0.44)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.06)	(0.07)	(0.10)
Dividends from net realized gains	—	(0.18)	(0.22)	—	—
Return of capital	—	—	—	—	— *

Total distributions	—	(0.31)	(0.28)	(0.07)	(0.10)

Net asset value, end of period	$10.53	$11.62	$11.43	$10.26	$9.46

Total return	-9.38%[2]	4.47%	14.20%	9.30%	-4.30%[2]
Supplemental data and ratios:
Net assets, end of period	$220,062,682	$259,838,374	$288,401,436	$248,122,395	$144,649,234
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.01%[3]	1.00%	1.00%	1.04%	1.22%[3]
After expense reimbursement (recapture) and securities lending credit	0.92%[3]	0.95%	1.00%	1.00%	1.00%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	0.10%[3]	0.94%	0.61%	0.76%	1.12%[3]
After expense reimbursement (recapture) and securities lending credit	0.19%[3]	0.99%	0.61%	0.80%	1.34%[3]
Portfolio turnover rate	1.70%[2]	11.96%	30.35%	18.44%	14.40%[2]

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Tactical Constrained® Asset Allocation Fund
	Institutional
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	September 13, 2012[1] Through March 31, 2013
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$11.26	$11.39	$10.43	$9.98
Income from investment operations:
Net investment income	0.04	0.26	0.18	0.14
Net realized and unrealized gains on investments	(0.85)	0.41	0.98	0.48

Total from investment operations	(0.81)	0.67	1.16	0.62

Less distributions:
Dividends from net investment income	—	(0.25)	(0.14)	(0.14)
Dividends from net realized gains	—	(0.55)	(0.06)	(0.03)

Total distributions	—	(0.80)	(0.20)	(0.17)

Net asset value, end of period	$10.45	$11.26	$11.39	$10.43

Total return	-7.19%[2]	6.01%	11.13%	6.29%[2]
Supplemental data and ratios:
Net assets, end of period	$6,121,803	$6,173,168	$2,680,327	$879,348
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.44%[3]	0.42%	0.43%	0.43%[3]
After expense reimbursement (recapture) and securities lending credit	0.36%[3]	0.37%	0.38%	0.38%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	0.72%[3]	1.96%	1.42%	2.10%[3]
After expense reimbursement (recapture) and securities lending credit	0.80%[3]	2.01%	1.47%	2.15%[3]
Portfolio turnover rate	26.07%[2]	38.36%	69.17%	67.22%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Tactical Constrained® Asset Allocation Fund
	Service
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$11.29	$11.39	$10.44	$9.76	$10.00
Income from investment operations:
Net investment income	0.01	0.15	0.08	0.09	0.09
Net realized and unrealized gains (losses) on investments	(0.85)	0.46	1.01	0.71	(0.24)

Total from investment operations	(0.84)	0.61	1.09	0.80	(0.15)

Less distributions:
Dividends from net investment income	—	(0.16)	(0.08)	(0.09)	(0.09)
Dividends from net realized gains	—	(0.55)	(0.06)	(0.03)	—

Total distributions	—	(0.71)	(0.14)	(0.12)	(0.09)

Net asset value, end of period	$10.45	$11.29	$11.39	$10.44	$9.76

Total return	-7.44%[2]	5.42%	10.40%	8.25%	-1.43%[2]
Supplemental data and ratios:
Net assets, end of period	$152,452,813	$174,138,417	$195,498,995	$228,905,423	$143,145,114
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.03%[3]	1.01%	1.02%	1.05%	1.25%[3]
After expense reimbursement (recapture) and securities lending credit	1.00%[3]	1.00%	1.00%	1.00%	1.00%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	0.10%[3]	1.17%	0.67%	0.94%	1.33%[3]
After expense reimbursement (recapture) and securities lending credit	0.13%[3]	1.18%	0.69%	0.99%	1.58%[3]
Portfolio turnover rate	26.07%[2]	38.36%	69.17%	67.22%	50.86%[2]

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Tactical Unconstrained® Asset Allocation Fund
	Institutional
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	September 13, 2012[1] Through March 31, 2013
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.34	$10.80	$10.25	$9.75
Income from investment operations:
Net investment income	0.05	0.17	0.07	0.13
Net realized and unrealized gains on investments	(0.86)	0.21	0.75	0.55

Total from investment operations	(0.81)	0.38	0.82	0.68

Less distributions:
Dividends from net investment income	—	(0.20)	(0.09)	(0.14)
Dividends from net realized gains	—	(0.64)	(0.18)	(0.04)

Total distributions	—	(0.84)	(0.27)	(0.18)

Net asset value, end of period	$9.53	$10.34	$10.80	$10.25

Total return	-7.83%[2]	3.63%	8.01%	7.11%[2]
Supplemental data and ratios:
Net assets, end of period	$6,002,853	$5,977,217	$1,496,066	$810,333
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.51%[3]	0.51%	0.51%	0.52%[3]
After expense reimbursement (recapture) and securities lending credit	0.43%[3]	0.36%	0.46%	0.46%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	1.06%[3]	2.01%	1.14%	1.89%[3]
After expense reimbursement (recapture) and securities lending credit	1.14%[3]	2.16%	1.19%	1.95%[3]
Portfolio turnover rate	96.27%[2]	214.84%	244.90%	195.89%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Tactical Unconstrained® Asset Allocation Fund
	Service
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.32	$10.79	$10.27	$9.54	$10.00
Income from investment operations:
Net investment income	0.03	0.15	0.05	0.09	0.06
Net realized and unrealized gains (losses) on investments	(0.87)	0.17	0.70	0.78	(0.47)

Total from investment operations	(0.84)	0.32	0.75	0.87	(0.41)

Less distributions:
Dividends from net investment income	—	(0.15)	(0.05)	(0.10)	(0.05)
Dividends from net realized gains	—	(0.64)	(0.18)	(0.04)	—

Total distributions	—	(0.79)	(0.23)	(0.14)	(0.05)

Net asset value, end of period	$9.48	$10.32	$10.79	$10.27	$9.54

Total return	-8.14%[2]	3.08%	7.27%	9.15%	-4.09%[2]
Supplemental data and ratios:
Net assets, end of period	$437,001,508	$480,492,438	$377,469,190	$310,316,243	$184,703,438
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.10%[3]	1.10%	1.10%	1.15%	1.32%[3]
After expense reimbursement (recapture) and securities lending credit	1.02%[3]	0.97%	1.10%	1.10%	1.10%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	0.47%[3]	1.00%	0.51%	0.90%	0.90%[3]
After expense reimbursement (recapture) and securities lending credit	0.55%[3]	1.43%	0.51%	0.95%	1.12%[3]
Portfolio turnover rate	96.27%[2]	214.84%	244.90%	195.89%	293.90%[2]

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Absolute Return Asset Allocation Fund
	Institutional
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	September 13, 2012[1] Through March 31, 2013
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.02	$10.00	$10.16	$10.19
Income from investment operations:
Net investment income	0.10	0.40	0.41	0.18
Net realized and unrealized losses on investments	(0.27)	(0.10)[6]	(0.31)	(0.02)

Total from investment operations	(0.17)	0.30	0.10	0.16

Less distributions:
Dividends from net investment income	—	(0.28)	(0.26)	(0.18)
Dividends from net realized gains	—	—	—	(0.01)

Total distributions	—	(0.28)	(0.26)	(0.19)

Net asset value, end of period	$9.85	$10.02	$10.00	$10.16

Total return	-1.70%[2]	3.05%	1.08%	1.53%[2]
Supplemental data and ratios:
Net assets, end of period	$2,548,947	$2,673,347	$1,014,889	$569,773
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.52%[3]	0.51%	0.51%	0.51%[3]
After expense reimbursement (recapture) and securities lending credit	0.40%[3]	0.34%	0.36%	0.47%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	2.05%[3]	2.64%	2.24%	2.59%[3]
After expense reimbursement (recapture) and securities lending credit	2.17%[3]	2.81%	2.39%	2.63%[3]
Portfolio turnover rate	50.88%[2]	91.93%	134.44%	64.86%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

[6]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Absolute Return Asset Allocation Fund
	Service
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.04	$10.01	$10.17	$10.04	$10.00
Income from investment operations:
Net investment income	0.08	0.23	0.19	0.14	0.09
Net realized and unrealized gains (losses) on investments	(0.29)	0.02	(0.15)	0.13	0.01

Total from investment operations	(0.21)	0.25	0.04	0.27	0.10

Less distributions:
Dividends from net investment income	—	(0.22)	(0.20)	(0.13)	(0.06)
Dividends from net realized gains	—	—	—	(0.01)	—

Total distributions	—	(0.22)	(0.20)	(0.14)	(0.06)

Net asset value, end of period	$9.83	$10.04	$10.01	$10.17	$10.04

Total return	-2.09%[2]	2.47%	0.43%	2.71%	1.01%[2]
Supplemental data and ratios:
Net assets, end of period	$344,452,237	$366,970,865	$449,186,398	$509,704,884	$238,654,697
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.12%[3]	1.11%	1.10%	1.13%	1.28%[3]
After expense reimbursement (recapture) and securities lending credit	0.99%[3]	0.93%	1.00%	1.10%	1.10%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	1.45%[3]	1.92%	1.64%	1.80%	1.54%[3]
After expense reimbursement (recapture) and securities lending credit	1.58%[3]	2.10%	1.74%	1.83%	1.72%[3]
Portfolio turnover rate	50.88%[2]	91.93%	134.44%	64.86%	136.33%[2]

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Multi-Asset Income Asset Allocation Fund
	Service
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	August 31, 2012[1] Through March 31, 2013
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.62	$10.76	$10.58	$10.00
Income from investment operations:
Net investment income	0.19	0.36	0.38	0.22
Net realized and unrealized gains (losses) on investments	(0.85)	(0.05)	0.21	0.53

Total from investment operations	(0.66)	0.31	0.59	0.75

Less distributions:
Dividends from net investment income	(0.18)	(0.38)	(0.40)	(0.17)
Dividends from net realized gains	—	(0.07)	(0.01)	—

Total distributions	(0.18)	(0.45)	(0.41)	(0.17)

Net asset value, end of period	$9.78	$10.62	$10.76	$10.58

Total return	-6.29%[2]	3.01%	5.63%	7.55%[2]
Supplemental data and ratios:
Net assets, end of period	$118,005,943	$140,497,937	$115,477,776	$73,269,622
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.16%[3]	1.14%	1.18%	1.33%[3]
After expense reimbursement (recapture) and securities lending credit	0.94%[3]	0.88%	0.88%	1.10%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	3.25%[3]	3.23%	3.66%	3.66%[3]
After expense reimbursement (recapture) and securities lending credit	3.47%[3]	3.49%	3.96%	3.89%[3]
Portfolio turnover rate	26.57%[2]	66.76%	100.40%	21.35%[2]

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Fixed Income Allocation Fund
	Institutional
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	September 13, 2012[1] Through March 31, 2013
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.76	$9.65	$10.00	$10.01
Income from investment operations:
Net investment income	0.09	0.25	0.19	0.13
Net realized and unrealized gains (losses) on investments	(0.27)	0.11	(0.27)	(0.04)

Total from investment operations	(0.18)	0.36	(0.08)	0.09

Less distributions:
Dividends from net investment income	(0.09)	(0.25)	(0.24)	(0.10)
Dividends from net realized gains	—	—	(0.03)	— *

Total distributions	(0.09)	(0.25)	(0.27)	(0.10)

Net asset value, end of period	$9.49	$9.76	$9.65	$10.00

Total return	-1.81%[2]	3.75%	-0.83%	0.88%[2]
Supplemental data and ratios:
Net assets, end of period	$2,093,179	$2,257,327	$960,185	$503,918
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.44%[3]	0.42%	0.41%	0.50%[3]
After expense reimbursement (recapture) and securities lending credit	0.36%[3]	0.31%	0.32%	0.43%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	1.74%[3]	2.66%	1.98%	2.44%[3]
After expense reimbursement (recapture) and securities lending credit	1.82%[3]	2.77%	2.07%	2.51%[3]
Portfolio turnover rate	9.54%[2]	22.67%	67.82%	18.75%[2]

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Fixed Income Allocation Fund
	Service
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	August 31, 2012[1] Through March 31, 2013
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.77	$9.64	$9.98	$10.00
Income from investment operations:
Net investment income	0.06	0.19	0.15	0.10
Net realized and unrealized gains (losses) on investments	(0.27)	0.13	(0.30)	(0.04)

Total from investment operations	(0.21)	0.32	(0.15)	0.06

Less distributions:
Dividends from net investment income	(0.06)	(0.19)	(0.16)	(0.08)
Dividends from net realized gains	—	—	(0.03)	— *

Total distributions	(0.06)	(0.19)	(0.19)	(0.08)

Net asset value, end of period	$9.50	$9.77	$9.64	$9.98

Total return	-2.11%[2]	3.32%	-1.47%	0.59%[2]
Supplemental data and ratios:
Net assets, end of period	$131,692,644	$143,904,504	$213,499,393	$227,815,865
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.04%[3]	1.02%	1.01%	1.09%[3]
After expense reimbursement (recapture) and securities lending credit	0.96%[3]	0.92%	0.92%	1.03%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	1.14%[3]	1.72%	1.40%	1.78%[3]
After expense reimbursement (recapture) and securities lending credit	1.22%[3]	1.82%	1.49%	1.84%[3]
Portfolio turnover rate	9.54%[2]	22.67%	67.82%	18.75%[2]
Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Altegris® Diversified Alternatives Allocation Fund
	Institutional
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	September 13, 2012[1] Through March 31, 2013
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.48	$9.89	$10.01	$10.07
Income from investment operations:
Net investment income	0.04	0.24	0.28	0.05
Net realized and unrealized gains (losses) on investments	(0.36)	0.58	(0.11)	(0.07)

Total from investment operations	(0.32)	0.82	0.17	(0.02)

Less distributions:
Dividends from net investment income	—	(0.23)	(0.29)	(0.04)
Dividends from net realized gains	—	—	— *	—

Total distributions	—	(0.23)	(0.29)	(0.04)

Net asset value, end of period	$10.16	$10.48	$9.89	$10.01

Total return	-3.05%[2]	8.34%	1.76%	-0.19%[2]
Supplemental data and ratios:
Net assets, end of period	$1,935,863	$1,922,961	$737,302	$514,104
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture), fees waived and securities lending credit	0.36%[3]	0.34%	0.33%	0.30%[3]
After expense reimbursement (recapture), fees waived and securities lending credit	0.21%[3]	0.19%	0.18%	0.30%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture), fees waived and securities lending credit	0.72%[3]	2.30%	3.10%	0.84%[3]
After expense reimbursement (recapture), fees waived and securities lending credit	0.87%[3]	2.45%	3.25%	0.84%[3]
Portfolio turnover rate	7.81%[2]	19.66%	40.26%	16.16%[2]

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

FINANCIAL HIGHLIGHTS

	Altegris® Diversified Alternatives Allocation Fund
	Service
	Period Ended September 30, 2015	Year Ended March 31, 2015	Year Ended March 31, 2014	August 31, 2012[1] Through March 31, 2013
	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.48	$9.89	$10.00	$10.00
Income from investment operations:
Net investment income	0.03	0.20	0.26	0.03
Net realized and unrealized gains (losses) on investments	(0.36)	0.58	(0.11)	—

Total from investment operations	(0.33)	0.78	0.15	0.03

Less distributions:
Dividends from net investment income	—	(0.19)	(0.26)	(0.03)
Dividends from net realized gains	—	—	— *	—

Total distributions	—	(0.19)	(0.26)	(0.03)

Net asset value, end of period	$10.15	$10.48	$9.89	$10.00

Total return	-3.15%[2]	7.91%	1.50%	0.26%[2]
Supplemental data and ratios:
Net assets, end of period	$87,384,566	$100,280,211	$128,520,824	$161,223,450
Ratio of expenses to average net assets[4]
Before expense reimbursement (recapture), fees waived and securities lending credit	0.96%[3]	0.94%	0.93%	0.72%[3]
After expense reimbursement (recapture), fees waived and securities lending credit	0.56%[3]	0.54%	0.53%	0.72%[3]
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture), fees waived and securities lending credit	0.09%[3]	1.40%	2.18%	0.47%[3]
After expense reimbursement (recapture), fees waived and securities lending credit	0.49%[3]	1.80%	2.58%	0.47%[3]
Portfolio turnover rate	7.81%[2]	19.66%	40.26%	16.16%[2]

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]

Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2015

1.	Organization

GPS Funds I and GPS Funds II (the “Trusts”) are organized as Delaware statutory trusts under Declarations of Trust dated January 2, 2001 and October 20, 2010, respectively. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. GPS Funds I is comprised of the following 7 funds: GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund, GuideMark® World ex-US Fund, GuideMark® Opportunistic Equity Fund, GuideMark® Core Fixed Income Fund, and GuideMark® Tax-Exempt Fixed Income Fund. GPS Funds II is comprised of the following 9 funds: GuideMark® Global Real Return Fund, GuideMark® Opportunistic Fixed Income Fund, GuidePath® Strategic Asset Allocation Fund, GuidePath® Tactical Constrained® Asset Allocation Fund, GuidePath® Tactical Unconstrained® Asset Allocation Fund, GuidePath® Absolute Return Asset Allocation Fund, GuidePath® Multi-Asset Income Asset Allocation Fund, GuidePath® Fixed Income Allocation Fund and GuidePath® Altegris® Diversified Alternatives Allocation Fund (collectively, the “Funds”). All of the Funds, except for the GuideMark® Opportunistic Equity Fund and GuideMark® Opportunistic Fixed Income Fund are classified and operate as diversified funds under the 1940 Act. The GuideMark® Opportunistic Equity Fund and GuideMark® Opportunistic Fixed Income Fund are classified as non-diversified. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The GuideMark® Global Real Return Fund, GuideMark® Opportunistic Fixed Income Fund, GuidePath® Strategic Asset Allocation Fund, GuidePath® Tactical Constrained® Asset Allocation Fund, GuidePath® Tactical Unconstrained® Asset Allocation Fund and GuidePath® Absolute Return Asset Allocation Fund were seeded on March 4, 2011 and the prospectus went effective on April 1, 2011. The GuideMark® Opportunistic Equity Fund, GuideMark® Global Real Return Fund and GuideMark® Opportunistic Fixed Income Fund commenced operations on April 1, 2011. The GuidePath® Strategic Asset Allocation Fund, GuidePath® Tactical Constrained® Asset Allocation Fund, GuidePath® Tactical Unconstrained® Asset Allocation Fund and GuidePath® Absolute Return Asset Allocation Fund commenced operations on April 29, 2011. The GuidePath® Multi-Asset Income Asset Allocation Fund, GuidePath® Fixed Income Allocation Fund and GuidePath® Altegris® Diversified Alternatives Allocation Fund commenced operations on August 31, 2012. Each Fund offers two classes of shares: Service Shares and Institutional Shares.

Effective October 9, 2015 the name of the GuideMark® Large Cap Growth Fund was changed to the GuideMark® Large Cap Core Fund, the name of the GuideMark® Large Cap Value Fund was changed to the GuideMark® Emerging Markets Fund, and the GuideMark® Global Real Return Fund has been liquidated and terminated and shares are no longer available for purchase or exchange.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principals (“GAAP”).

(a)	Investment Valuation

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Fixed income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short term investments having a maturity of less than 60 days are generally valued at amortized cost.

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation.

To assess the continuing appropriateness of security valuation, the Advisor regularly compares prior day prices with current day prices and transaction prices. When the comparison results exceed pre-defined thresholds, the Advisor challenges the prices exceeding tolerance levels with the pricing service or broker. Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value as determined by the applicable Fund’s Valuation Committee. Securities for which no market prices are readily available will be valued at their fair value as determined by the Valuation Committee under procedures adopted by the applicable Board of Trustees (the “Board”).

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, bank loans, collateralized mortgage obligations, convertible obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, convertible preferred stocks, preferred stocks, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, futures, swaps and options.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, futures, swaps and options derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2015:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$168,614,846	$—	$—	$168,614,846
Real Estate Investment Trusts	1,662,142	—	—	1,662,142
Short Term Investments	255,122	—	—	255,122

Total Investments in Securities	$170,532,110	$—	$—	$170,532,110

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$181,080,418	$—	$—	$181,080,418
Short Term Investments	2,005,732	—	—	2,005,732

Total Investments in Securities	$183,086,150	$—	$—	$183,086,150

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$58,805,379	$—	$—	$58,805,379
Investment Companies	693,420	—	—	693,420
Real Estate Investment Trusts	5,308,664	—	—	5,308,664
Short Term Investments	394,950	—	—	394,950

Total Investments in Securities	$65,202,413	$—	$—	$65,202,413

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,177,525	$35,705,774	$—	$41,883,299
Consumer Staples	2,094,330	31,969,897	—	34,064,227
Energy	5,439,474	16,107,499	—	21,546,973
Financials	10,117,198	77,056,131	—	87,173,329
Health Care	4,143,942	24,970,242	—	29,114,184
Industrials	972,668	29,502,365	—	30,475,033
Information Technology	1,953,615	22,308,827	—	24,262,442
Materials	2,835,901	22,026,278	—	24,862,179
Telecommunication Services	1,680,152	20,228,579	—	21,908,731
Utilities	170,698	6,528,352	—	6,699,050

Total Common Stocks	35,585,503	286,403,944	—	321,989,447
Investment Companies	1,002,540	—	—	1,002,540
Preferred Stocks	697,301	—	—	697,301
Real Estate Investment Trusts	—	2,373,646	—	2,373,646
Short Term Investments	6,040,431	589,978	—	6,630,409

Total Investments in Securities	$43,325,775	$289,367,568	$—	$332,693,343

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

Description	Investments in Securities
Transfers into Level 1	$548,295
Transfers out of Level 1	(1,879,434)

Net Transfers into/(out of) Level 1	$(1,331,139)

Transfers into Level 2	$1,879,434
Transfers out of Level 2	(548,295)

Net Transfers into/(out of) Level 2	$1,331,139

Transfers between Level 1 and Level 2 were made due to an increase or decrease in the level of inputs utilized for such securities in accordance with the fair value hierarchy.

There were no transfers in or out of Level 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Opportunistic Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$99,533,639	$—	$—	$99,533,639
Real Estate Investment Trusts	4,126,077	—	—	4,126,077
Short Term Investments	2,264,168	—	—	2,264,168
Investments Purchased as Securities Lending Collateral	16,141,334	—	—	16,141,334

Total Investments in Securities	$122,065,218	$—	$—	$122,065,218

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

GuideMark® Global Real Return Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$46,187,653	$—	$—	$46,187,653
Short Term Investments	4,374,087	—	—	4,374,087

Total Investments in Securities	$50,561,740	$—	$—	$50,561,740

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$31,099,408	$—	$31,099,408
Collateralized Mortgage Obligations	—	20,728,946	—	20,728,946
Corporate Obligations	—	111,881,590	—	111,881,590
Foreign Government Debt Obligations	—	689,115	—	689,115
Mortgage Backed Securities	—	97,359,062	—	97,359,062
Municipal Debt Obligations	—	1,636,499	—	1,636,499
U.S. Treasury Obligations	—	31,113,581	—	31,113,581

Total Fixed Income	—	294,508,201	—	294,508,201
Short Term Investments	19,058,210	—	—	19,058,210
Investments Purchased as Securities Lending Collateral	4,186,880	—	—	4,186,880

Total Investments in Securities	$23,245,090	$294,508,201	$—	$317,753,291

Other Financial Instruments*
Futures	$75,492	$—	$—	$75,492

Swaps	$—	$2,264	$—	$2,264

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$57,416,348	$—	$57,416,348
Short Term Investments	981,242	—	—	981,242

Total Investments in Securities	$981,242	$57,416,348	$—	$58,397,590

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$43,268	$18,505	$—	$61,773
Convertible Preferred Stock	413,925	—	—	413,925
Preferred Stock	—	175,313	—	175,313

Total Equity	457,193	193,818	—	651,011
Fixed Income
Asset Backed Securities	—	2,823,221	—	2,823,221
Bank Loans	—	5,568,437	—	5,568,437
Collateralized Mortgage Obligations	—	26,445,300	—	26,445,300
Convertible Obligations	—	1,735,828	—	1,735,828
Corporate Obligations	—	24,231,600	—	24,231,600
Foreign Government Obligations	—	54,457,364	—	54,457,364
Mortgage Backed Securities	—	26,745,267	—	26,745,267
U.S. Treasury Obligations		2,604,150	—	2,604,150

Total Fixed Income	—	144,611,167	—	144,611,167
Purchased Options	—	221,954	—	221,954
Short Term Investments	22,759,150	11,460,335	—	34,219,485

Total Investments in Securities	$23,216,343	$156,487,274	$—	$179,703,617

Other Financial Instruments*
Forward Currency Contracts	$—	$(1,782,222)	$—	$(1,782,222)
Futures	(105,377)	—	—	(105,377)
Options Written	343,161	—	—	343,161
Swaps	—	(1,854,255)	—	(1,854,255)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, futures, swaps and written options. Forward currency contracts, futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument, while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Strategic Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$222,700,738	$—	$—	$222,700,738
Short Term Investments	4,226,513	—	—	4,226,513
Investments Purchased as Securities Lending Collateral	50,286,040	—	—	50,286,040

Total Investments in Securities	$277,213,291	$—	$—	$277,213,291

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Tactical Constrained® Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$151,805,430	$—	$—	$151,805,430
Short Term Investments	6,536,116	—	—	6,536,116
Investments Purchased as Securities Lending Collateral	32,047,019	—	—	32,047,019

Total Investments in Securities	$190,388,565	$—	$—	$190,388,565

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

GuidePath® Tactical Unconstrained® Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$422,201,525	$—	$—	$422,201,525
Short Term Investments	11,317,384	—	—	11,317,384
Investments Purchased as Securities Lending Collateral	89,649,554	—	—	89,649,554

Total Investments in Securities	$523,168,463	$—	$—	$523,168,463

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Absolute Return Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$340,040,763	$—	$—	$340,040,763
Short Term Investments	6,389,223	—	—	6,389,223
Investments Purchased as Securities Lending Collateral	48,763,638	—	—	48,763,638

Total Investments in Securities	$395,193,624	$—	$—	$395,193,624

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Multi-Asset Income Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$115,382,734	$—	$—	$115,382,734
Short Term Investments	2,730,602	—	—	2,730,602
Investments Purchased as Securities Lending Collateral	27,244,114	—	—	27,244,114

Total Investments in Securities	$145,357,450	$—	$—	$145,357,450

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Fixed Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$128,264,477	$—	$—	$128,264,477
Short Term Investments	5,184,681	—	—	5,184,681
Investments Purchased as Securities Lending Collateral	15,050,813	—	—	15,050,813

Total Investments in Securities	$148,499,971	$—	$—	$148,499,971

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Altegris® Diversified Alternatives Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$87,515,806	$—	$—	$87,515,806
Short Term Investments	1,670,070	—	—	1,670,070

Total Investments in Securities	$89,185,876	$—	$—	$89,185,876

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

(b)	Subsequent Events Evaluation.

In preparing these financial statements, the Funds have evaluated events and transactions through the date of issuance for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

(c)	Repurchase Agreements

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(d)	Federal Income Taxes

The Funds intend to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal year ended March 31, 2015, the Funds did not incur any interest or penalties. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds are not subject to examination for tax years prior to 2011.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(f)	Indemnifications

Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of their performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

(g)	Expenses

Many expenses of the Funds can be directly attributed to a specific Fund. Additionally, some expenses can be directly attributed to a specific Trust, in which case the expense is apportioned among the Funds within that Trust based on relative net assets. Expenses that cannot be directly attributed to a specific Fund or Trust are apportioned among all the Funds based on relative net assets.

(h)	Organization and Offering Costs

Organization costs consist of costs incurred to establish a Trust and enable it legally to do business. The Fund expenses organizational costs as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to reimburse the Funds for these expenses, subject to potential recovery (see Note 3). Offering costs are accounted for as deferred costs until operations begin. Offering costs include legal fees regarding the preparation of the initial registration statement. Offering costs are then amortized to expense over twelve months on a straight-line basis.

(i)	Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and the interest income recorded using the effective yield method is accrued daily. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution.

(j)	Distributions to Shareholders

The Funds, with the exception of the Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, Opportunistic Fixed Income Fund, Multi-Asset Income Asset Allocation Fund, and Fixed Income Allocation Fund will distribute any net investment income at least annually. The Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, Opportunistic Fixed Income Fund, Multi-Asset Income Asset Allocation Fund, and Fixed Income Allocation Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(k)	Derivatives

Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts

The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign security, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options

Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange-traded options, or the options are not exchange-traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Futures

Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking of delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or loss, before cash settlement is required.

The World ex-US Fund, Core Fixed Income Fund and each of the GPS Funds II portfolios may purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Core Fixed Income Fund and each of the GPS Funds II portfolios may also purchase and write call and put options on such future contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps

The Core Fixed Income Fund and each of the GPS Funds II portfolios may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Core Fixed Income Fund and each of the GPS Funds II portfolios may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their swap, cap, floor and collar positions.

Swap agreements are valued using the daily mean and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Derivative Instruments and Hedging Activities

Each Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Fund. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Fund may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Fund was pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) exceeding the initial amounts the Fund committed in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund exceeding the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

GuideMark® World ex-US Fund

During the period the Fund utilized exchange traded equity index futures in order to equitize cash. At period end the portfolio was not invested in these instruments.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2015

Amount of Realized Loss on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
	Futures Contracts		Futures Contracts
Equity Contracts	$(1,638,187)	Equity Contracts	$14,902
Total	$(1,638,187)	Total	$14,902

GuideMark® Core Fixed Income Fund

During the period, the Fund used fixed income derivatives including U.S. Treasury futures and credit default swaps on investment grade fixed income indices (CDX), for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on short, medium, and long-term U.S. Treasury debt.

The Fund used futures contracts during the period primarily to manage interest rate risk. The Fund used investment grade CDX to efficiently manage investment grade credit exposure.

Balance Sheet – Values of Derivative Instruments as of September 30, 2015

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Credit Contracts – Swaps	Appreciation on Swap Agreements	$2,264	Depreciation on Swap Agreements	$—

Interest Rate Contracts – Futures*	Unrealized appreciation on futures contracts	205,237	Unrealized depreciation on futures contracts	129,745

Total		$207,501		$129,745

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Investments.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2015
Amount of Realized Loss on Derivatives Recognized in Income			Change in Unrealized Depreciation on Derivatives Recognized in Income
	Futures Contracts	Swaps		Futures Contracts	Swaps
Interest Rate Contracts	$(166,072)	$—	Interest Rate Contracts	$99,137	$—
Credit Contracts	—	(67,448)	Credit Contracts	—	2,321
Total	$(166,072)	$(67,448)	Total	$99,137	$2,321

GuideMark® Opportunistic Fixed Income Fund

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize total investment returns through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into financial futures contracts primarily to manage interest rate risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund entered into option contracts to gain investment exposures in accordance with its objective.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

Balance Sheet – Values of Derivative Instruments as of September 30, 2015

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Credit Contracts – Swaps	Appreciation on Swap Agreements	$5,887	Depreciation on Swap Agreements	$12,319

Interest Rate Contracts – Swaps	Appreciation on Swap Agreements	3,600	Depreciation on Swap Agreements	1,851,423

Foreign Exchange Contracts – Forward Currency Contracts	Appreciation of forward currency contracts	1,673,194	Depreciation of forward currency contracts	3,455,416

Foreign Exchange Contracts – Options	Investments, at Value	122,560	Options Written, at Value	—

Interest Rate Contracts – Options	Investments, at Value	99,394	Options Written, at Value	343,161

Interest Rate Contracts – Futures*	Unrealized appreciation on futures contracts	—	Unrealized depreciation on futures contracts	(105,377)

Total		$1,904,635		$5,556,942

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Investments.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2015

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Forward Currency Contracts	Written Options	Purchased Options*	Swaps	Total
Interest Rate Contracts	$25,030	$—	$—	$6,672	$(230,622)	$(198,920)
Foreign Exchange Contracts	—	5,180,973	—	(28,851)	—	5,152,122
Equity Contracts	111,757	—	70,357	(201,697)	—	(19,583)
Credit Contracts	—	—	—	—	(92,798)	(92,798)
Total	$136,787	$5,180,973	$70,357	$(223,876)	$(323,420)	$4,840,821

*	Included in net realized gain (loss) on investments as reported on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Written Options	Purchased Options*	Swaps	Total
Interest Rate Contracts	$(109,280)	$—	$(285,621)	$(9,273)	$62,755	$(341,419)
Foreign Exchange Contracts	—	(7,926,757)	—	90,991	—	(7,835,766)
Equity Contracts	(17,159)	—	(42,785)	87,858	—	27,914
Credit Contracts	—	—	—	—	44,969	44,969
Total	$(126,439)	$(7,926,757)	$(328,406)	$169,576	$107,724	$(8,104,302)

*	Included in net change in unrealized appreciation (depreciation) on investments as reported on the Statement of Operations.

The average monthly value outstanding of purchased and written options during the period ended September 30, 2015 were as follows:

	GuideMark® World ex-US Fund	GuideMark® Core Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund
Purchased Options	$—	$—	$103,205
Written Options	$—	$—	$(52,934)

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

The average monthly notional amount outstanding of futures, forwards, and swaps during the period ended September 30, 2015 were as follows:

Long Positions	GuideMark® World ex-US Fund	GuideMark® Core Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund
Futures	$10,464,623	$19,280,308	$1,767,045
Forwards	$—	$—	$73,177,814
Swaps	$—	$6,487,857	$23,389,379

Short Positions	GuideMark® World ex-US Fund	GuideMark® Core Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund
Futures	$—	$(11,232,391)	$(27,166,765)
Forwards	$—	$—	$(31,049,552)

Cross	GuideMark® World ex-US Fund	GuideMark® Core Fixed Income Fund	GuideMark® Opportunistic Fixed Income Fund
Forwards	$—	$—	$20,189,825

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Offsetting Assets and Liabilities

GuideMark® Core Fixed Income Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of September 30, 2015, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities’ and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities, except in the case of futures contracts.

Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Futures
Credit Suisse	$205,237	$(129,745)	$75,492	$—	$—	$75,492
Swaps
Morgan Stanley	2,264	—	2,264	—	—	2,264

	$207,501	$(129,745)	$77,756	$—	$—	$77,756

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Futures
Credit Suisse	$129,745	$(129,745)	$—	$—	$—	$—
Swaps
Morgan Stanley	—	—	—	—	—	—

	$129,745	$(129,745)	$—	$—	$—	$—

GuideMark® Opportunistic Fixed Income Fund

The Fund attempts to reduce its exposure to counterparty credit risk on over-the counter (“OTC”) derivatives, whenever possible, by entering into International Swaps and Derivatives Association, Inc. (“ISDA”) agreements with certain counterparties. These agreements typically contain various provisions, including but not limited to, collateral requirements and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. The Fund is required to deposit financial collateral in the form of cash and/or securities at the clearing brokers and counterparties to continually meet the original and maintenance requirement established by the clearing brokers and counterparties. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities, except in the case of futures contracts.

The table below, as of September 30, 2015, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities’ and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Assets				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Forward Currency Contracts
Barclays	$241,528	$—	$241,528	$(133,797)	$—	$107,731
Citibank	162,071	—	162,071	(162,071)	—	—
Credit Suisse	23,256	—	23,256	(8,444)	—	14,812
Deutsche Bank	324,665	—	324,665	(324,665)	—	—
Goldman Sachs	3,194	—	3,194	(3,194)	—	—
HSBC	27,475	—	27,475	(27,475)	—	—
JP Morgan Chase	861,282	—	861,282	(861,282)	—	—
Merrill Lynch	29,141	—	29,141	(29,141)	—	—
Morgan Stanley	582	—	582	(582)	—	—
Futures
JP Morgan Chase	—	—	—	—	—	—
Options Written
Morgan Stanley	—	—	—	—	—	—
Swaps
Barclays	3,196	—	3,196	(3,196)	—	—
Citibank	3,600	—	3,600	(3,600)	—	—
Deutsche Bank	—	—	—	—	—	—
JP Morgan Chase	—	—	—	—	—	—
Morgan Stanley	2,691	—	2,691	—	—	—

	$1,682,681	$—	$1,682,681	$(1,557,447)	$—	$122,543

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Forward Currency Contracts
Barclays	$133,797	$—	$133,797	$(133,797)	$—	$—
Citibank	817,445	—	817,445	(162,071)	(550,000)	105,374
Credit Suisse	8,444	—	8,444	(8,444)	—	—
Deutsche Bank	845,323	—	845,323	(324,665)	—	520,658
Goldman Sachs	15,973	—	15,973	(3,194)	—	12,779
HSBC	334,084	—	334,084	(27,475)	(260,000)	46,609
JP Morgan Chase	1,211,118	—	1,211,118	(861,282)	(88,282)	261,554
Merrill Lynch	59,589	—	59,589	(29,141)	—	30,448
Morgan Stanley	29,643	—	29,643	(582)	—	29,061
Futures
JP Morgan Chase	105,377	—	105,377	(105,377)	—	—
Options Written
Morgan Stanley	343,161	—	343,161	—	(343,161)	—
Swaps
Barclays	6,737	—	6,737	(3,196)	—	3,541
Citibank	19,705	—	19,705	(3,600)	—	16,105
Deutsche Bank	5,582	—	5,582	—	(5,582)	—
JP Morgan Chase	1,831,718	—	1,831,718	—	(1,831,718)	—
Morgan Stanley	—	—	—	—	—	—

	$5,767,696	$—	$5,767,696	$(1,662,824)	$(3,078,743)	$1,026,129

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 6 for collateral related to securities on loan.

(l)	Securities Purchased or Sold on a Forward-Commitment Basis

The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(m)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(n)	Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations. The Advisor, with the assistance of the sub-advisors and/or pricing services, will determine the value of such securities in good faith pursuant to procedures adopted by the applicable Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

(o)	Auction Rate Securities

The Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, and each of the GPS Funds II portfolios may invest in auction rate municipal securities. Auction rate securities usually permit

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities.

(p)	Short Sales

Although not currently part of any Fund’s principal investment strategy, each Fund has the ability to make equity short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

(q)	Trustee Compensation

Effective July 11, 2013, for the services performed as Trustees of the consolidated Board of Trustees of GPS Funds I and GPS Funds II, the Independent Trustees receive a retainer fee of $65,000 per year, $4,500 per in-person meeting attended, and $2,000 per telephonic meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. Effective April 1, 2015, the Independent Trustees will also receive $4,500 per annual agreement renewal review meeting, whether it is held in-person or telephonically. The fees are allocated proportionally to each Fund within the Trusts based on total assets under management.

The “interested persons” who serve as Trustees of the Trusts receive no compensation from the Trusts for their services as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trusts who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

(r)	Pending Litigation

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company, which included the GuideMark® Emerging Markets Fund, who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

3.	Investment Advisor

Each Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark, Inc. (the “Advisor” or “AssetMark”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the

Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Large Cap Core Fund	0.70%
Emerging Markets Fund	0.70%
Small/Mid Cap Core Fund	0.75%
World ex-US Fund	0.70%
Opportunistic Equity Fund	0.80%
Global Real Return Fund	0.65%
Core Fixed Income Fund	0.50%
Tax-Exempt Fixed Income Fund	0.50%
Opportunistic Fixed Income Fund	0.70%
Strategic Asset Allocation Fund	0.25%
Tactical Constrained® Asset Allocation Fund	0.25%
Tactical Unconstrained® Asset Allocation Fund	0.35%
Absolute Return Asset Allocation Fund	0.35%
Multi-Asset Income Asset Allocation Fund	0.35%
Fixed Income Allocation Fund	0.25%
Altegris® Diversified Alternatives Allocation Fund	0.15%

AssetMark also provides certain administrative services to the Service Shares of the Funds, pursuant to Administrative Services Agreements between the Funds and AssetMark, for which AssetMark receives a fee of 0.25% of the average daily net assets of the Service Shares of the Funds. The GuidePath® Altegris® Diversified Alternatives Allocation Fund and the Advisor have entered into a Fee Waiver Agreement under which the Advisor has agreed to waive, through July 31, 2016, the Investment Advisory Fee and Administrative Services Fee. These waived fees are not subject to recovery. Additionally, the Advisor voluntarily waived 0.10% of the Investment Advisory Fee for the GuideMark® Global Real Return Fund for a portion of the period ended September 30, 2015. Due to this waiver not being contractual, the waived Advisory Fees cannot later be recouped and the Advisory Fees stated in the prospectus will not be changed. The administrative services may include development and maintenance of a web-based software platform for both investment advisers and shareholders; creation of a customized full-color client quarterly performance review for each individual client; facilitating the initiation and setup of new account and related asset transfers; reviewing and following up on custodial paperwork; attending to shareholder correspondence, requests and inquiries, and other communications with shareholders and their representatives; assisting with the processing of purchases and redemptions of shares; and monitoring and overseeing non-advisory relationships with entities providing services to the Service Shares; including the transfer agent and custodian.

Effective October 9, 2015 the Investment Advisory Fee for the GuideMark® Large Cap Core Fund is 0.45%, the GuideMark® Emerging Markets Fund is 0.59%, the GuideMark® Small/Mid Cap Core Fund is 0.57%, and the GuideMark® World ex-US Fund is 0.50%.

In addition, GPS Funds I and the Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive 0.025% of each Fund’s annual advisory fee on assets in GPS Funds I collectively in excess of $6 billion, and an additional 0.025% of each Fund’s annual advisory fee on assets in GPS Funds I collectively in excess of $12 billion.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

Each Fund and the Advisor have also entered into an Expense Waiver and Reimbursement Agreement under which the Advisor has agreed to waive, through July 31, 2016, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Fund’s net annual operating expenses (taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the following rates, based on each Fund’s average daily net assets:

	Service Shares	Institutional Shares
Large Cap Core Fund	1.49%	0.89%
Emerging Markets Fund	1.49%	0.89%
Small/Mid Cap Core Fund	1.59%	0.99%
World ex-US Fund	1.59%	0.99%
Opportunistic Equity Fund	1.60%	1.00%
Global Real Return Fund	1.55%	0.95%
Core Fixed Income Fund	1.29%	0.69%
Tax-Exempt Fixed Income Fund	1.29%	0.69%
Opportunistic Fixed Income Fund	1.55%	0.95%
Strategic Asset Allocation Fund	1.00%	0.40%
Tactical Constrained® Asset Allocation Fund	1.00%	0.40%
Tactical Unconstrained® Asset Allocation Fund	1.10%	0.50%
Absolute Return Asset Allocation Fund	1.10%	0.50%
Multi-Asset Income Asset Allocation Fund	1.10%	0.50%
Fixed Income Allocation Fund	1.05%	0.45%
Altegris® Diversified Alternatives Allocation Fund	1.00%	0.40%

Effective October 9, 2015 the Expense Waiver and Reimbursement for the GuideMark® Large Cap Core Fund is 1.24% (Service Shares) and 0.64% (Institutional Shares), the GuideMark® Emerging Markets Fund is 1.65% (Service Shares) and 1.05% (Institutional Shares), the GuideMark® Small/Mid Cap Core Fund is 1.45% (Service Shares) and 0.85% (Institutional Shares), and the GuideMark® World ex-US Fund is 1.39% (Service Shares) and 0.79% (Institutional Shares).

Any such contractual waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap at the time of the waiver, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the fiscal year in which the fee or expense was waived or reimbursed. As of September 30, 2015, Large Cap Core Fund, Emerging Markets Fund, Opportunistic Equity Fund, Global Real Return Fund, Strategic Asset Allocation Fund, Tactical Unconstrained® Asset Allocation Fund, Absolute Return Asset Allocation Fund, Multi-Asset Income Asset Allocation Fund, Fixed Income Allocation Fund and Altegris® Diversified Alternatives Allocation Fund have recouped all potential recoverable waivers or reimbursed expenses.

The Advisor is currently waiving fees and, in some cases, reimbursing expenses in the Funds listed below in order to keep these Funds at their expense cap. Waived expenses subject to potential recovery are as follows:

	Year of Expiration 03/31/2016	Year of Expiration 03/31/2017	Year of Expiration 03/31/2018	Year of Expiration 03/31/2019
Small/Mid Cap Core Fund	$—	$—	$—	$285
World ex-US Fund	58,830	64,077	—	—
Opportunistic Equity Fund	—	—	—	199
Core Fixed Income Fund	—	—	—	22,851
Tax-Exempt Fixed Income Fund	53,717	66,988	58,715	40,332
Opportunistic Fixed Income Fund	100,926	77,167	188,562	113,752
Tactical Constrained® Asset Allocation Fund	—	4,421	—	—

Sub-advisory services are provided to certain of the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.

4.	Distribution Plan

Each Trust, on behalf of the Service Shares class of its Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons (including affiliates of the Trust) who provide support services in connection with the distribution of the Funds’ Service Shares class and servicing of the Funds’ Service Shares class shareholders. For example, these amounts are paid to financial intermediaries that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the AssetMark

Program through which the Funds are primarily distributed. The Advisor (and its affiliates) similarly receive portions of such payments for their services provided to facilitate the operation of the program. These financial intermediaries and affiliates of the Trust also receive payments from the Trust outside of the 12b-1 Plan for shareholder services that are unrelated to distribution services. AssetMark BrokerageTM, LLC (“Distributor”), an affiliate of the Advisor, serves as the Funds principal underwriter and distributor. The Funds did not pay any commissions or other compensation, other than 12b-1 fees, to the Distributor during the Funds’ most recent period ended September 30, 2015.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

5.	Service and Custody Agreements

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

Additionally, the Opportunistic Fixed Income Fund has entered into a Custody Agreement with the Bank of New York Mellon for certain custody services.

6.	Securities Lending

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

During the period ended September 30, 2015, the Funds (excluding the Tax-Exempt Fixed Income Fund, Opportunistic Fixed Income Fund and Altegris® Diversified Alternatives Allocation Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending credit.

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous	Money Market Funds*
Large Cap Core Fund	$—
Emerging Markets Fund	—
Small/Mid Cap Core Fund	—
World ex-US Fund	—
Opportunistic Equity Fund	16,141,334
Global Real Return Fund	—
Core Fixed Income Fund	4,186,880
Tax-Exempt Fixed Income Fund	—
Opportunistic Fixed Income Fund	—
Strategic Asset Allocation Fund	50,286,040
Tactical Constrained® Asset Allocation Fund	32,047,019
Tactical Unconstrained® Asset Allocation Fund	89,649,554
Absolute Return Asset Allocation Fund	48,763,638
Multi-Asset Income Asset Allocation Fund	27,244,114
Fixed Income Allocation Fund	15,050,813
Altegris® Diversified Alternatives Allocation Fund	—

Amounts related to agreements not included in offsetting disclosure in footnote 2 (Offsetting Assets and Liabilities).	$283,369,392

*	Proceeds from securities lending (MM collateral).

7.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the period ended September 30, 2015 are summarized below.

	Purchases	Sales
Large Cap Core Fund	$37,492,025	$74,318,280
Emerging Markets Fund	15,464,471	32,728,126
Small/Mid Cap Core Fund	30,143,757	34,731,891
World ex-US Fund	131,359,485	89,380,741
Opportunistic Equity Fund	46,066,454	64,816,214
Global Real Return Fund	5,718,794	12,563,630
Core Fixed Income Fund*	227,786,023	232,278,355
Tax-Exempt Fixed Income Fund	2,617,408	8,197,352
Opportunistic Fixed Income Fund**	28,125,226	42,990,744
Strategic Asset Allocation Fund	4,265,963	19,400,565
Tactical Constrained® Asset Allocation Fund	43,819,731	53,793,854

	Purchases	Sales
Tactical Unconstrained® Asset Allocation Fund	$443,295,365	$457,141,305
Absolute Return Asset Allocation Fund	178,298,796	190,350,572
Multi-Asset Income Asset Allocation Fund	34,285,620	45,976,893
Fixed Income Allocation Fund	12,891,150	22,691,941
Altegris® Diversified Alternatives Allocation Fund	7,386,722	16,844,307

*	Included in these amounts were $14,837,818 of purchases and $12,289,447 of sales of U.S. Government Securities.
**	Included in these amounts were $2,593,536 of purchases and $0 of sales of U.S. Government Securities.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

8.	Transactions with Affiliates

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The GuidePath® Funds had the following transactions during the period ended September 30, 2015, with affiliates:

	Share Activity				Period Ended September 30, 2015
Security Name	Balance March 31, 2015	Purchases	Sales	Balance September 30, 2015	Fair Value	Dividends Credited to Income	Amount of Gain (Loss) realized on Sale of Shares
Strategic Asset Allocation Fund
Altegris® Macro Strategy Fund - Institutional Shares	305,699	4,987	22,866	287,820	$2,483,884	$—	$355
Altegris® Multi-Strategy Alternatives Fund - Institutional Shares	510,598	8,329	38,161	480,766	4,879,775	—	11,530
GuideMark® Emerging Markets Fund - Institutional Shares	1,600,622	26,155	119,700	1,507,077	17,482,090	—	405,668
GuideMark® Global Real Return Fund - Institutional Shares	1,301,374	21,254	97,355	1,225,273	8,797,461	—	(134,644)
GuideMark® Large Cap Core Fund - Institutional Shares	1,223,084	19,979	91,434	1,151,629	16,975,013	—	372,458
GuideMark® Opportunistic Equity Fund - Institutional Shares	1,106,932	18,084	82,779	1,042,237	12,183,754	—	13,015
GuideMark® Small/Mid Cap Core Fund - Institutional Shares	1,408,994	23,047	105,394	1,326,647	20,854,885	—	12,618
GuideMark® World ex-US Fund - Institutional Shares	5,603,058	91,711	418,586	5,276,183	41,418,039	—	164,231

					$125,074,901	$—	$845,231

Tactical Constrained® Asset Allocation Fund
GuideMark® Core Fixed Income Fund - Institutional Shares	2,124,697	305,350	476,530	1,953,517	$18,538,874	$179,482	$(75,711)
GuideMark® Emerging Markets Fund - Institutional Shares	968,299	201,648	182,727	987,220	11,451,752	—	440,074
GuideMark® Large Cap Core Fund - Institutional Shares	784,709	21,892	241,289	565,312	8,332,700	—	1,280,583
GuideMark® Opportunistic Equity Fund - Institutional Shares	1,494,135	65,892	240,135	1,319,892	15,429,541	—	135,316
GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	966,806	219,708	317,506	869,008	7,925,350	77,221	(86,402)
GuideMark® Small/Mid Cap Core Fund - Institutional Shares	606,851	28,639	273,409	362,081	5,691,908	—	1,376,800
GuideMark® World ex-US Fund - Institutional Shares	3,813,221	571,897	478,722	3,906,396	30,665,211	—	(76,262)

					$98,035,336	$256,703	$2,994,398

Tactical Unconstrained® Asset Allocation Fund
GuideMark® Core Fixed Income Fund - Institutional Shares	906,090	128,716	206,423	828,383	$7,821,972	$80,387	$(19,360)
GuideMark® Emerging Markets Fund - Institutional Shares	1,957,974	178,612	261,248	1,875,338	21,753,916	—	(20,859)
GuideMark® Large Cap Core Fund - Institutional Shares	914,346	69,222	139,173	844,395	12,446,388	—	21,645
GuideMark® Opportunistic Equity Fund - Institutional Shares	2,358,179	171,796	256,875	2,273,100	26,572,536	—	(420,790)
GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	2,150,569	225,806	488,761	1,887,614	17,252,894	168,383	(186,909)
GuideMark® Small/Mid Cap Core Fund - Institutional Shares	258,994	22,581	31,552	250,023	3,930,356	—	2,288
GuideMark® World ex-US Fund - Institutional Shares	2,749,603	833,478	573,172	3,009,909	23,627,783	—	(209,629)

					$113,405,845	$248,770	$(833,614)

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

	Share Activity				Period Ended September 30, 2015
Security Name	Balance March 31, 2015	Purchases	Sales	Balance September 30, 2015	Fair Value	Dividends Credited to Income	Amount of Gain (Loss) realized on Sale of Shares
Absolute Return Asset Allocation Fund
GuideMark® Core Fixed Income Fund - Institutional Shares	1,283,660	86,184	125,611	1,244,233	$11,807,772	$114,193	$(12,840)
GuideMark® Emerging Markets Fund - Institutional Shares	337,528	45,404	53,593	329,339	3,820,330	—	53,245
GuideMark® World ex-US Fund - Institutional Shares	340,049	58,506	398,555	—	—	—	(45,644)

					$15,628,102	$114,193	$(5,239)

Multi-Asset Income Asset Allocation Fund
GuideMark® Core Fixed Income Fund - Institutional Shares	241,699	18,380	108,362	151,717	$1,439,795	$17,486	$(12,950)
GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	27,612	1,361	28,973	—	—	2,152	(13,565)
GuideMark® World ex-US Fund - Institutional Shares	437,242	29,336	466,578	—	—	—	208,063

					$1,439,795	$19,638	$181,548

Fixed Income Allocation Fund
GuideMark® Core Fixed Income Fund - Institutional Shares	3,289,684	142,883	427,745	3,004,822	$28,515,761	$283,029	$(106,793)
GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	2,129,846	147,657	269,371	2,008,132	18,314,168	166,796	(111,104)

					$46,829,929	$449,825	$(217,897)

Altegris® Diversified Alternatives Allocation Fund
Altegris®/AACA Real Estate Long Short Fund - Institutional Shares	208,908	1,042	31,506	178,444	$2,082,439	$5,845	$53,183
Altegris® Equity Long Short Fund - Institutional Shares	4,324,270	11,405	558,428	3,777,247	41,285,314	—	642,406
Altegris® Fixed Income Long Short Fund - Institutional Shares	2,682,567	44,724	551,478	2,175,813	21,692,856	386,074	102,671
Altegris® Futures Evolution Strategy Fund - Institutional Shares	702,874	599,075	93,860	1,208,089	13,482,269	115,511	1,158
Altegris® Macro Strategy Fund - Institutional Shares	854,143	2,163	338,572	517,734	4,468,043	—	74,392
Altegris® Managed Futures Strategy Fund - Institutional Shares	496,702	10,560	51,302	455,960	4,504,885	—	10,181

					$87,515,806	$507,430	$883,991

9.	Option Contracts Written

The premium amount and number of option contracts written during the period ended September 30, 2015 in the Opportunistic Fixed Income Fund, were as follows:

	Amount of Premiums	Number of Contracts	Notional Amount
Outstanding at 3/31/15	$59,769	411	—
Options written	75,314	598	4,200,000
Options expired	(68,247)	(726)	—
Options exercised	—	—	—
Options closed	(9,296)	(283)	—

Outstanding at 9/30/15	$57,540	—	4,200,000

No other Fund held written option contracts at any time during the period ended September 30, 2015.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

10.	New Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

11.	Other Tax Information

Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to foreign currency, Passive Foreign Investment Companies, Partnerships and paydown reclassifications. On the Statement of Assets and Liabilities, the following adjustments were made:

	Accumulated Net Investment Income or (Loss)	Accumulated Realized Gain or (Loss)	Capital Stock
Large Cap Core Fund	$—	$—	$—
Emerging Markets Fund	—	—	—
Small/Mid Cap Core Fund	287,043	(287,043)	—
World ex-US Fund	(338,900)	338,713	187
Opportunistic Equity Fund	115,484	(115,475)	(9)
Global Real Return Fund	(331,119)	443,932	(112,813)
Core Fixed Income Fund	509,493	(509,493)	—
Tax-Exempt Fixed Income Fund	—	—	—
Opportunistic Fixed Income Fund	(3,523,480)	3,523,480	—
Strategic Asset Allocation Fund	132,951	(132,951)	—
Tactical Constrained® Asset Allocation Fund	143,614	(143,614)	—
Tactical Unconstrained® Asset Allocation Fund	(6,728)	6,728	—
Absolute Return Asset Allocation Fund	(15,038)	15,038	—
Multi-Asset Income Asset Allocation Fund	—	—	—
Fixed Income Allocation Fund	—	—	—
Altegris® Diversified Alternatives Allocation Fund	—	—	—

The Funds intend to utilize capital loss carryforwards to offset future realized capital gains. Indefinite carryovers must be used first, resulting in a greater likelihood that pre-enactment losses may expire. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital losses expiring:				Utilized
			Indefinite*
	3/31/2017	3/31/2018	Short Term	Long Term
Large Cap Core Fund	$—	$20,896,224	$—	$—	18,545,829
Emerging Markets Fund	—	133,344,461	—	—	15,184,865
Small/Mid Cap Core Fund	—	—	—	—	—
World ex-US Fund	62,607,085	139,582,037	—	—	5,736,571
Opportunistic Equity Fund	—	—	—	—	—
Global Real Return Fund	—	—	2,876,650	6,633,937	—
Core Fixed Income Fund	—	—	—	—	2,005,368
Tax-Exempt Fixed Income Fund	1,566,807	2,354,785	—	—	527,118
Opportunistic Fixed Income Fund	—	—	1,877,343	—	1,193,355
Strategic Asset Allocation Fund	—	—	—	—	—
Tactical Constrained® Asset Allocation Fund	—	—	—	—	—
Tactical Unconstrained® Asset Allocation Fund	—	—	—	—	—
Absolute Return Asset Allocation Fund	—	—	—	—	6,373,055
Multi-Asset Income Asset Allocation Fund	—	—	—	—	—
Fixed Income Allocation Fund	—	—	68,541	2,435,785	—
Altegris® Diversified Alternatives Allocation Fund	—	—	—	4,012,889	—

*	The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses and their character is retained as short-term or long-term losses.

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

Additionally, at March 31, 2015, the Funds deferred on a tax basis losses as follows:

	Ordinary Late Year Loss*	Capital Loss
Large Cap Core Fund	$—	$—
Emerging Markets Fund	—	—
Small/Mid Cap Core Fund	—	—
World ex-US Fund	—	—
Opportunistic Equity Fund	—	—
Global Real Return Fund	76,721	3,012,139
Core Fixed Income Fund	—	—
Tax-Exempt Fixed Income Fund	—	—
Opportunistic Fixed Income Fund	—	—
Strategic Asset Allocation Fund	151,690	—
Tactical Constrained® Asset Allocation Fund	—	—
Tactical Unconstrained® Asset Allocation Fund	—	—
Absolute Return Asset Allocation Fund	—	2,102,472
Multi-Asset Income Asset Allocation Fund	—	229,954
Fixed Income Allocation Fund	—	2,337,494
Altegris® Diversified Alternatives Allocation Fund	—	—

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively.

The tax components of distributions paid during the fiscal years ended March 31, 2015 and March 31, 2014 are as follows:

	Year Ended March 31, 2015
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Large Cap Core Fund	$612,700	$—	$—
Emerging Markets Fund	3,081,621	—	—
Small/Mid Cap Core Fund	806,119	4,104,710	—
World ex-US Fund	5,666,416	—	—
Opportunistic Equity Fund	4,581,200	17,807,110	—
Global Real Return Fund	599,946	—	111,923
Core Fixed Income Fund	4,220,388	441,429	—
Tax-Exempt Fixed Income Fund*	1,871,450	—	—
Opportunistic Fixed Income Fund	9,147,618	—	—
Strategic Asset Allocation Fund	4,680,370	2,554,862	—
Tactical Constrained® Asset Allocation Fund	2,728,561	8,186,825	—
Tactical Unconstrained® Asset Allocation Fund	8,230,196	26,176,837	—
Absolute Return Asset Allocation Fund	8,045,672	—	—
Multi-Asset Income Asset Allocation Fund	5,287,667	478,403	—
Fixed Income Allocation Fund	3,018,738	—	—
Altegris® Diversified Alternatives Allocation Fund	1,916,312	—	—

*	Contains $1,812,715 of tax-exempt income for year ended 3/31/2015.

	Year Ended March 31, 2014
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Large Cap Core Fund	$407,732	$—	$—
Emerging Markets Fund	2,355,777	—	—
Small/Mid Cap Core Fund	—	23,111	—
World ex-US Fund	3,464,000	—	—
Opportunistic Equity Fund	692,277	6,381,694	—
Global Real Return Fund	601,351	—	15,012
Core Fixed Income Fund	5,638,679	1,135,333	6,193,886
Tax-Exempt Fixed Income Fund*	1,932,202	—	—

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

	Year Ended March 31, 2014
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Opportunistic Fixed Income Fund	$7,025,818	$323,275	$—
Strategic Asset Allocation Fund	3,262,576	3,206,215	—
Tactical Constrained® Asset Allocation Fund	2,608,371	317,868	—
Tactical Unconstrained® Asset Allocation Fund	7,263,491	377,506	—
Absolute Return Asset Allocation Fund	9,127,398	—	—
Multi-Asset Income Asset Allocation Fund	3,768,827	14,033	—
Fixed Income Allocation Fund	3,801,218	396,609	—
Altegris® Diversified Alternatives Allocation Fund	4,140,786	—	—

*	Contains $1,880,729 of tax-exempt income for year ended 3/31/2014.

At March 31, 2015, the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund	World ex-US Fund	Opportunistic Equity Fund	Global Real Return Fund
Cost of Investments	$167,524,135	$167,253,012	$80,105,516	$305,938,893	$120,157,693	$89,207,777
Gross Unrealized Appreciation	59,105,108	70,335,703	12,584,155	52,719,678	30,962,617	3,893,760
Gross Unrealized Depreciation	(2,437,161)	(9,617,677)	(2,994,951)	(17,693,720)	(2,430,580)	(9,769,013)

Net Unrealized Appreciation/(Depreciation)	56,667,947	60,718,026	9,589,204	35,025,958	28,532,037	(5,875,253)

Undistributed Tax-Exempt Ordinary Income	—	—	—	—	—	—
Undistributed Ordinary Income	280,153	565,345	224,202	5,839,895	514,141	—
Undistributed Long-Term Cap Gains	—	—	713,271	—	5,736,650	—

Total Distributable Earnings	280,153	565,345	937,473	5,839,895	6,250,791	—

Other Accumulated Gains/(Losses)	(20,896,224)	(133,344,461)	—	(202,258,565)	6	(12,629,392)

Total Accumulated Earnings/(Losses)	36,051,876	(72,061,090)	10,526,677	(161,392,712)	34,782,834	(18,504,645)

The differences between book-basis and tax-basis unrealized appreciation and depreciation is primarily attributable to the tax deferral of losses on wash sales and other temporary differences.

	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund	Opportunistic Fixed Income Fund	Strategic Asset Allocation Fund	Tactical Constrained® Asset Allocation Fund	Tactical Unconstrained® Asset Allocation Fund
Cost of Investments	$341,278,260	$59,889,230	$202,035,813	$271,412,569	$161,419,709	$525,180,754
Gross Unrealized Appreciation	10,563,077	5,121,498	5,111,121	62,160,115	38,353,390	31,354,149
Gross Unrealized Depreciation	(2,300,886)	(47,414)	(14,455,934)	(3,965,379)	(3,387,321)	(9,679,214)

Net Unrealized Appreciation/(Depreciation)	8,262,191	5,074,084	(9,344,813)	58,194,736	34,966,069	21,674,935

Undistributed Tax-Exempt Ordinary Income	—	27,243	—	—	—	—
Undistributed Ordinary Income	743,574	30,957	1,670,971	—	119,107	658,294
Undistributed Long-Term Cap Gains	858,639	—	—	4,302,870	5,677,043	3,768,696

Total Distributable Earnings	1,602,213	58,200	1,670,971	4,302,870	5,796,150	4,426,990

Other Accumulated Gains/(Losses)	9	(3,921,592)	(2,429,562)	(177,911)	(26,221)	(26,221)

Total Accumulated Earnings/(Losses)	9,864,413	1,210,692	(10,103,404)	62,319,695	40,735,998	26,075,704

GuideMark® Funds & GuidePath® Funds

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

September 30, 2015

The differences between book-basis and tax-basis unrealized appreciation and depreciation is primarily attributable to the tax deferral of losses on wash sales and other temporary differences.

	Absolute Return Asset Allocation Fund	Multi-Asset Income Asset Allocation Fund	Fixed Income Allocation Fund	Altegris® Diversified Alternatives Allocation Fund
Cost of Investments	$402,047,167	$155,274,910	$172,450,407	$93,941,624
Gross Unrealized Appreciation	7,546,452	5,545,613	2,955,361	9,026,212
Gross Unrealized Depreciation	(5,332,116)	(2,743,023)	(4,346,299)	(834,778)

Net Unrealized Appreciation/(Depreciation)	2,214,336	2,802,590	(1,390,938)	8,191,434

Undistributed Tax-Exempt Ordinary Income	—	—	—	—
Undistributed Ordinary Income	1,375,913	356,882	187,986	157,617
Undistributed Long-Term Cap Gains		434,239	—	—

Total Distributable Earnings	1,375,913	791,121	187,986	157,617

Other Accumulated Gains/(Losses)	(2,128,693)	(229,954)	(4,841,820)	(4,012,889)

Total Accumulated Earnings/(Losses)	1,461,556	3,363,757	(6,044,772)	4,336,162

The differences between book-basis and tax-basis unrealized appreciation and depreciation is primarily attributable to the tax deferral of losses on wash sales and other temporary differences.

GuideMark® Funds & GuidePath® Funds

ADDITIONAL INFORMATION

September 30, 2015

Additional Information

1.	Shareholder Notification of Federal Tax Status (Unaudited)

The Funds designated the following percentages of dividends during the fiscal year 2015 as dividends qualifying for the dividends received deduction available to corporate shareholders and as dividends from net investment income that are qualifying income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, respectively:

	Dividends received deduction % for corporate shareholders	% of dividends as qualified income
Large Cap Core Fund	100.00%	100.00%
Emerging Markets Fund	100.00%	100.00%
Small/Mid Cap Core Fund	46.35%	48.31%
World ex-US Fund	0.29%	84.09%
Opportunistic Equity Fund	57.23%	61.66%
Global Real Return Fund	33.17%	93.19%
Core Fixed Income Fund	0.00%	0.00%
Tax-Exempt Fixed Income Fund	0.00%	0.00%
Opportunistic Fixed Income Fund	1.32%	2.67%
Strategic Asset Allocation Fund	37.27%	93.18%
Tactical Constrained® Asset Allocation Fund	58.59%	75.81%
Tactical Unconstrained® Asset Allocation Fund	30.00%	59.15%
Absolute Return Asset Allocation Fund	4.82%	8.71%
Multi-Asset Income Asset Allocation Fund	3.19%	26.96%
Fixed Income Allocation Fund	0.74%	1.26%
Altegris® Diversified Alternatives Allocation Fund	0.01%	0.01%

2.	Foreign Tax Credit Pass Through (Unaudited)

Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended March 31, 2015. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
World ex-US Fund	$663,487	$0.0169	99.44%
Strategic Asset Allocation Fund	95,165	0.0041	2.16%
Tactical Constrained® Asset Allocation Fund	64,944	0.0041	2.36%
Tactical Unconstrained® Asset Allocation Fund	45,806	0.0010	0.55%
Absolute Return Asset Allocation Fund	7,341	0.0002	0.11%
Multi-Asset Income Asset Allocation Fund	6,489	0.0005	0.13%

*	The Funds listed above did not derive any income from “ineligible foreign sources” as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the Federal tax status of the dividends and distributions they received in the calendar year.

GuideMark® Funds & GuidePath® Funds

ADDITIONAL INFORMATION (Continued)

September 30, 2015

3.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions
GPS Funds I and GPS Funds II

Independent Trustees

David M. Dunford Year of Birth: 1949 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Lead Independent Trustee	Indefinite Term (since 2013 for GPS Funds I and since 2011 for GPS Funds II)	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989-2001).	17	Trustee, Savos Investments Trust (2015-present); Director, New England Bancorp (2006-present); Trustee, Genworth Variable Insurance Trust (“GVIT”) (2008-2012); Director, Hospice and Palliative Care of Cape Cod (2006-2011).

Paul S. Feinberg Year of Birth: 1942 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Independent Trustee	Indefinite Term (since 2013 for GPS Funds I and since 2011 for GPS Funds II)	Retired; formerly, President, CitiStreet Funds, Inc. (2000-2005); Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker-dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990-2005).	17	Trustee, Savos Investments Trust (2015-present); Trustee, GVIT (2008-2012).

Dennis G. Schmal Year of Birth: 1947 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Independent Trustee	Indefinite Term (since 2007 for GPS Funds I and since 2013 for GPS Funds II)	Self-employed consultant (1999-present); formerly, Partner, Arthur Andersen LLP (audit services) (1972-1999).	17	Trustee, Savos Investments Trust (2015-present); Director, Blue Calypso, Inc. (2015-present); Director, Owens Realty Mortgage Inc. (2013-present); Director, Cambria ETF Series Trust (2013-present) Director, Sitoa Global Inc. (2011- 2013); Director, Wells Fargo ASGI Hedge Funds (closed-end hedge funds) (2008- present); Director/Chairman, Pacific Metrics Corp. (educational services) (2005- 2014); Director, Merriman Holdings, Inc. (financial services) (2003-present); Director, Grail Advisors ETF Trust (2009-2011); Director, Varian Semiconductor Equipment Associates, Inc. (2004-2011); Director, North Bay Bancorp (2006-2007).

Interested Trustee

Carrie E. Hansen* Year of Birth: 1970 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Interested Trustee and Chairperson President	Indefinite Term since 2014 Renewed 1-Year Term since 2007	President, GPS Funds I (2007-present) and GPS Funds II (2011-present); President, Savos Investments Trust (“Savos”) (2008-present); and President, GVIT (2008-2012); Executive Vice President and Chief Operating Officer, AssetMark (2008-present); President, AssetMark Brokerage™, LLC (2013-present).	17	Trustee, Savos Investments Trust (2014-present); Chairperson, AssetMark Trust Co. (2008-present); Director, Lamorinda Soccer Club (2011-2013).

GuideMark® Funds & GuidePath® Funds

ADDITIONAL INFORMATION (Continued)

September 30, 2015

Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers of the Trusts**

John Koval Year of Birth: 1966 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Chief Compliance Officer and AML Compliance Officer	Renewed 1-Year Term since 2013	Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (2013-present); Interim Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (September 2012-January 2013); Senior Compliance Officer, AssetMark (2011-2012); Chief Operating Officer, SEAL Capital, Inc. (2009-2010); Chief Compliance Officer, Cliffwood Partners LLC (2004-2009).

Patrick R. Young Year of Birth: 1982 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Treasurer	Renewed 1-Year Term since 2014	Treasurer, GPS Funds I, GPS Funds II, and Savos (May 2014-present); Manager of Fund Administration, AssetMark (May 2014-present); Senior Fund Administration Officer, AssetMark (2008-2014).

Christine Villas-Chernak Year of Birth: 1968 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Secretary	Renewed 1-Year Term since 2014	Secretary, GPS Funds I (2006-2013 and May 2014-present), GPS Funds II (2011-2013 and May 2014-present), Savos (2009-2010 and May 2014-present) and GVIT (2008-2010); Deputy Chief Compliance Officer, GPS Funds I (2009-present), GPS Funds II (2011-present) and GVIT (2009-2012); Senior Compliance Officer, AssetMark (2005-2009).

*	Ms. Hansen is a Trustee who is an “interested person” of the Trust as defined in the 1940 Act because she is an officer of AssetMark or certain of its affiliates.
**	Each Officer of the Trust serves at the pleasure of the Board.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

5.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, D.C. 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

6.	Statement Regarding the Basis for Approval of Investment and Sub-Advisory Agreements (Unaudited)

GPS FUNDS I

At the meeting of the Board of Trustees held on July 24, 2015 (the “July Meeting”), the Board approved a new sub-advisory agreement (the “New Sub-Advisory Agreement”) between Goldman Sachs Asset Management, L.P. (“GSAM”) and AssetMark on behalf of the GSAM Sub-Advised Funds.

The GSAM Sub-Advised Funds are managed using a “manager-of-managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of each GSAM Sub-Advised Fund’s portfolio. Under this structure, AssetMark is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining, or replacing sub-advisors. The Board is engaged in monitoring this process in connection with its meetings held throughout the year and, under the manager-of-managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.

The Board – including a majority of the independent Trustees – determined to approve the New Sub-Advisory Agreement. The material factors considered and the conclusions that formed the basis of the Board’s approval of the agreement are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. In preparation for their meeting, the Trustees requested, received, and reviewed information relevant to their consideration of the New Sub-Advisory Agreement. The Trustees also received assistance and advice regarding legal and industry standards from independent counsel to the independent Trustees. In deciding to approve the agreement, the Board did not identify any particular information or any single factor or conclusion that was controlling.

GuideMark® Funds & GuidePath® Funds

ADDITIONAL INFORMATION (Continued)

September 30, 2015

Materials Reviewed and the Review Process

In considering the New Sub-Advisory Agreement, the Trustees considered various materials requested by counsel on behalf of the independent Trustees related to the New Sub-Advisory Agreement, including (1) a copy of the proposed form of sub-advisory agreement between GSAM and AssetMark, on behalf of the GSAM Sub-Advised Funds; (2) GSAM’s responses to AssetMark’s due diligence questionnaire, including information on GSAM’s business, operations and the investment team, including biographical information for the investment professionals that would be responsible for the day-to-day management of each GSAM Sub-Advised Fund’s portfolio investment process; (3) information regarding GSAM’s financial condition; (4) hypothetical investment performance data for GSAM’s proposed investment strategies; (5) AssetMark’s evaluation of the nature, extent and quality of the services to be provided by GSAM; (6) information regarding GSAM’s compliance policies and other internal procedures; and (7) other information relevant to an evaluation of the nature, extent and quality of the services proposed to be provided by GSAM.

The Trustees also considered the recommendations of AssetMark with respect to GSAM and the methods and resources AssetMark utilizes in its efforts to identify and engage sub-advisors for the Funds.

The independent Trustees were assisted by independent counsel throughout the review process. The independent Trustees relied upon the advice of independent counsel and their own business judgment in determining the material factors to be considered in evaluating the New Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each independent Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Sub-Advisory Agreement.

Factors Considered

In considering the New Sub-Advisory Agreement, the Trustees considered the following factors, to the extent they were applicable: (1) the nature, quality and extent of the services to be provided to each GSAM Sub-Advised Fund by GSAM; (2) the anticipated costs of the services and profits to be realized by GSAM and its affiliates from the relationship with the GSAM Sub-Advised Funds, including any “fall-out” or ancillary benefits; (3) the potential effects of asset growth and related economies of scale on each GSAM Sub-Advised Fund’s expenses; and (4) the fees charged by investment advisors of other comparable funds.

Nature, Quality and Extent of Services

The Trustees considered the nature, quality and extent of the services which will be provided by GSAM to each GSAM Sub-Advised Fund. The Trustees considered GSAM’s investment management process, including (a) the experience, capability of GSAM’s management, investment professionals and other personnel who are expected to be responsible for the day-to-day management of each of the GSAM Sub-Advised Funds; (b) the financial position of GSAM; (c) the quality and commitment of GSAM’s regulatory and legal compliance policies, procedures and systems; (d) GSAM’s brokerage and trading practices; and (e) AssetMark’s evaluation of the nature, quality and extent of services to be performed by GSAM.

Based on their consideration and review of the foregoing factors, the Trustees concluded that the nature, extent and quality of the services proposed to be provided by GSAM to the GSAM Sub-Advised Funds supported a decision to approve the New Sub-Advisory Agreement.

Investment Performance

The Trustees considered hypothetical investment performance data for GSAM’s proposed investment strategies relative to benchmark indices, and concluded that GSAM’s performance data, as described in the July Meeting materials, supported a decision to approve the New Sub-Advisory Agreement.

Sub-Advisory Fees

The Trustees considered GSAM’s proposed fee schedule for providing services to each GSAM Sub-Advised Fund. The Trustees considered management’s representation that Advisor’s focus in negotiating sub-advisory arrangements is on negotiating the best possible fee structures for each GSAM Sub-Advised Fund. The Trustees noted that the fees to be paid to GSAM by each GSAM Sub-Advised Fund would be lower than the sub-advisory fees currently paid by AssetMark to each GSAM Sub-Advised Fund’s current sub-advisor. The Trustees acknowledged that AssetMark was proposing that the Board approve at the July Meeting a reduction in AssetMark’s advisory fee for each GSAM Sub-Advised Fund such that each GSAM Sub-Advised Fund would realize the benefits of the lower sub-advisory fees to be paid by AssetMark under the New Sub-Advisory Agreement.

The Trustees concluded that, in light of the quality and extent of the services to be provided, the fees to be paid to GSAM by AssetMark are reasonable.

Profitability; Economies of Scale and Ancillary Benefits

The Trustees did not consider the profitability of GSAM to be a material factor based on representations from AssetMark that it negotiated sub-advisory fees with GSAM on an arm’s-length basis.

The Trustees considered GSAM’s proposed fee schedule, the anticipated effect of asset growth on each GSAM Sub-Advised Fund’s expenses, and other information that might suggest the potential for realizing economies of scale that could be shared with each GSAM Sub-Advised Fund’s shareholders. The Board concluded that the economies of scale that may be realized by GSAM, if any, do not warrant the implementation of additional breakpoints or other changes in the fee structure for any GSAM Sub-Advised Fund.

GuideMark® Funds & GuidePath® Funds

ADDITIONAL INFORMATION (Continued)

September 30, 2015

The Trustees considered the potential allocation of GSAM Sub-Advised Fund brokerage to brokers affiliated with GSAM, and benefits to GSAM from the use of “soft dollar” commissions (if any) to pay for research and brokerage services. The Trustees also considered any other ancillary benefits that may accrue to GSAM or any affiliate by virtue of GSAM’s relationship with each GSAM Sub-Advised Fund, and concluded that such benefits, if any, were reasonable.

Conclusion

After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Trustees – including a majority of the independent Trustees, with the assistance of independent counsel – concluded to approve the New Sub-Advisory Agreement, including the fees payable thereunder, with GSAM for the GSAM Sub-Advised Funds.

GuideMark® Funds

GuidePath® Funds

GUIDEMARK® FUNDS & GUIDEPATH® FUNDS

GuideMark® Large Cap Core Fund (formerly, GuideMark® Large Cap Growth Fund)

GuideMark® Emerging Markets Fund (formerly, GuideMark® Large Cap Value Fund)

GuideMark® Small/Mid Cap Core Fund

GuideMark® World ex-US Fund

GuideMark® Opportunistic Equity Fund

GuideMark® Global Real Return Fund

GuideMark® Core Fixed Income Fund

GuideMark® Tax-Exempt Fixed Income Fund

GuideMark® Opportunistic Fixed Income Fund

GuidePath® Strategic Asset Allocation Fund

GuidePath® Tactical Constrained® Asset Allocation Fund

GuidePath® Tactical Unconstrained® Asset Allocation Fund

GuidePath® Absolute Return Asset Allocation Fund

GuidePath® Multi-Asset Income Asset Allocation Fund

GuidePath® Fixed Income Allocation Fund

GuidePath® Altegris® Diversified Alternatives Allocation Fund

Investment Advisor

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodians

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

BNY Mellon Asset Servicing

One Wall Street

New York, NY 10286

Distributor

AssetMark BrokerageTM, LLC

1655 Grant Street, 10th Floor

Concord, CA 94520

This document must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest or send money.

Semi-Annual Report

September 30, 2015

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.	Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GPS Funds II

By (Signature and Title) /s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date 11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date 11/25/2015

By (Signature and Title) /s/ Patrick R. Young
Patrick R. Young, Principal Financial Officer/Treasurer

Date 11/17/2015